UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21261

Rydex ETF Trust

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Richard Goldman

Rydex ETF Trust

805 King Farm Boulevard, Suite 600

Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-301-296-5100

Date of fiscal year end: October 31

Date of reporting period: January 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Attached hereto.

GUGGENHEIM S&P 500 EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2012

	Shares	Market Value
COMMON STOCKS 99.8%

Aerospace & Defense 2.4%
Boeing Co.(The)	75,165	$5,575,740
General Dynamics Corp.	84,978	5,877,078
Goodrich Corp.	44,092	5,500,477
Honeywell International, Inc.	101,256	5,876,898
L-3 Communications Holdings, Inc.	82,888	5,863,497
Lockheed Martin Corp.	70,240	5,782,157
Northrop Grumman Corp.	97,146	5,639,325
Precision Castparts Corp.	33,951	5,557,100
Raytheon Co.	118,812	5,701,788
Rockwell Collins, Inc.	100,867	5,839,190
Textron, Inc.	303,429	7,731,371
United Technologies Corp.	74,362	5,826,263

Total Aerospace & Defense		70,770,884

Air Freight & Logistics 0.8%
C.H. Robinson Worldwide, Inc.	79,932	5,502,519
Expeditors International of Washington, Inc.	132,111	5,898,756
FedEx Corp.	63,357	5,796,532
United Parcel Service, Inc. - Class B	75,105	5,681,693

Total Air Freight & Logistics		22,879,500

Airlines 0.2%
Southwest Airlines Co.	637,188	6,104,261

Total Airlines		6,104,261

Auto Components 0.6%
BorgWarner, Inc.*	85,523	6,382,581
Goodyear Tire & Rubber Co.(The)*	391,800	5,093,400
Johnson Controls, Inc.	185,314	5,887,426

Total Auto Components		17,363,407

Automobiles 0.4%
Ford Motor Co.	521,999	6,483,228
Harley-Davidson, Inc.	144,490	6,385,013

Total Automobiles		12,868,241

Beverages 1.5%
Beam, Inc.	109,079	5,705,922
Brown-Forman Corp. - Class B	68,901	5,595,450
Coca-Cola Co.(The)	80,103	5,409,356
Coca-Cola Enterprises, Inc.	211,289	5,660,432
Constellation Brands, Inc. - Class A*	272,763	5,700,747
Dr Pepper Snapple Group, Inc.	140,374	5,449,319
Molson Coors Brewing Co. - Class B	127,327	5,461,055
PepsiCo, Inc.	83,213	5,464,598

Total Beverages		44,446,879

Biotechnology 0.9%
Amgen, Inc.	89,279	6,062,937
Biogen Idec, Inc.*	48,653	5,737,162
Celgene Corp.*	84,712	6,158,562
Gilead Sciences, Inc.*	142,839	6,976,257

Total Biotechnology		24,934,918

Building Products 0.2%
Masco Corp.	603,764	7,287,431

Total Building Products		7,287,431

Capital Markets 2.8%
Ameriprise Financial, Inc.	116,579	6,242,805
Bank of New York Mellon Corp.(The)	279,472	5,625,771
BlackRock, Inc.	31,919	5,809,258
Charles Schwab Corp.(The)	495,610	5,773,857
E*Trade Financial Corp.*	694,871	5,690,994
Federated Investors, Inc. - Class B	365,885	6,249,316
Franklin Resources, Inc.	57,510	6,101,811

	Shares	Market Value
Goldman Sachs Group, Inc.(The)	58,528	$6,524,116
Invesco Ltd.	279,809	6,315,289
Legg Mason, Inc.	228,228	5,812,967
Morgan Stanley	354,856	6,618,064
Northern Trust Corp.	137,152	5,652,034
State Street Corp.	134,141	5,255,644
T. Rowe Price Group, Inc.	98,834	5,716,559

Total Capital Markets		83,388,485

Chemicals 3.2%
Air Products & Chemicals, Inc.	65,424	5,759,275
Airgas, Inc.	70,605	5,572,853
CF Industries Holdings, Inc.	41,408	7,344,951
Dow Chemical Co.(The)	205,470	6,885,300
Du Pont (E.I.) de Nemours & Co.	122,752	6,246,849
Eastman Chemical Co.	147,422	7,418,275
Ecolab, Inc.	98,233	5,937,203
FMC Corp.	63,615	5,895,838
International Flavors & Fragrances, Inc.	104,263	5,818,918
Monsanto Co.	78,997	6,481,704
Mosaic Co.(The)	112,756	6,310,953
PPG Industries, Inc.	66,846	5,988,065
Praxair, Inc.	52,296	5,553,835
Sherwin-Williams Co.(The)	63,691	6,211,783
Sigma-Aldrich Corp.	85,082	5,788,979

Total Chemicals		93,214,781

Commercial Banks 2.7%
BB&T Corp.	223,698	6,082,349
Comerica, Inc.	213,426	5,905,497
Fifth Third Bancorp	442,982	5,763,196
First Horizon National Corp.	717,184	6,261,016
Huntington Bancshares, Inc.	1,055,009	6,024,101
KeyCorp	747,536	5,808,355
M&T Bank Corp.	74,002	5,900,919
PNC Financial Services Group, Inc.	97,710	5,757,073
Regions Financial Corp.	1,339,984	6,994,717
SunTrust Banks, Inc.	320,903	6,600,975
US Bancorp	206,559	5,829,095
Wells Fargo & Co.	207,844	6,071,123
Zions Bancorp	356,083	5,996,438

Total Commercial Banks		78,994,854

Commercial Services & Supplies 1.5%
Avery Dennison Corp.	194,841	5,289,933
Cintas Corp.	175,528	6,503,312
Iron Mountain, Inc.	179,301	5,526,057
Pitney Bowes, Inc.	291,352	5,526,948
R.R. Donnelley & Sons Co.	379,258	4,308,371
Republic Services, Inc.	201,837	5,909,787
Stericycle, Inc.*	70,044	5,885,097
Waste Management, Inc.	174,559	6,067,671

Total Commercial Services & Supplies		45,017,176

Communications Equipment 1.6%
Cisco Systems, Inc.	295,939	5,809,282
F5 Networks, Inc.*	50,236	6,015,259
Harris Corp.	158,199	6,486,159
JDS Uniphase Corp.*	562,685	7,140,473
Juniper Networks, Inc.*	291,943	6,110,367
Motorola Mobility Holdings, Inc.*	139,630	5,393,907
Motorola Solutions, Inc.	116,897	5,425,190
QUALCOMM, Inc.	101,371	5,962,642

Total Communications Equipment		48,343,279

Computers & Peripherals 1.6%
Apple, Inc.*	14,165	6,466,039
Dell, Inc.*	355,021	6,117,012

GUGGENHEIM S&P 500 EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2012

	Shares	Market Value
EMC Corp.*	240,052	$6,183,740
Hewlett-Packard Co.	204,310	5,716,594
Lexmark International, Inc. - Class A*	162,945	5,686,780
NetApp, Inc.*	148,653	5,610,164
SanDisk Corp.*	111,470	5,114,244
Western Digital Corp.*	171,858	6,247,038

Total Computers & Peripherals		47,141,611

Construction & Engineering 0.6%
Fluor Corp.	110,828	6,232,967
Jacobs Engineering Group, Inc.*	133,741	5,986,247
Quanta Services, Inc.*	260,978	5,637,125

Total Construction & Engineering		17,856,339

Construction Materials 0.2%
Vulcan Materials Co.	135,228	5,931,100

Total Construction Materials		5,931,100

Consumer Finance 0.8%
American Express Co.	114,783	5,755,220
Capital One Financial Corp.	123,890	5,667,968
Discover Financial Services	225,318	6,124,143
SLM Corp.	397,797	5,947,065

Total Consumer Finance		23,494,396

Containers & Packaging 0.9%
Ball Corp.	154,729	6,074,661
Bemis Co., Inc.	184,655	5,776,008
Owens-Illinois, Inc.*	292,303	7,029,887
Sealed Air Corp.	309,046	6,159,287

Total Containers & Packaging		25,039,843

Distributors 0.2%
Genuine Parts Co.	92,945	5,928,032

Total Distributors		5,928,032

Diversified Consumer Services 0.6%
Apollo Group, Inc. - Class A*	108,165	5,668,928
DeVry, Inc.	159,973	6,040,580
H&R Block, Inc.	353,985	5,791,195

Total Diversified Consumer Services		17,500,703

Diversified Financial Services 1.9%
Bank of America Corp.	1,014,575	7,233,920
Citigroup, Inc.	205,875	6,324,480
CME Group, Inc.	22,477	5,383,466
IntercontinentalExchange, Inc.*	45,853	5,249,251
JPMorgan Chase & Co.	166,813	6,222,125
Leucadia National Corp.	239,695	6,653,933
Moody’s Corp.	165,396	6,157,693
Nasdaq OMX Group, Inc.(The)*	223,727	5,543,955
NYSE Euronext	206,635	5,488,226

Total Diversified Financial Services		54,257,049

Diversified Telecommunication Services 0.9%
AT&T, Inc.	188,937	5,556,637
CenturyLink, Inc.	152,321	5,640,447
Frontier Communications Corp.	1,116,997	4,780,747
Verizon Communications, Inc.	139,938	5,270,065
Windstream Corp.	473,433	5,714,336

Total Diversified Telecommunication Services		26,962,232

Electric Utilities 2.4%
American Electric Power Co., Inc.	136,288	5,391,553
Duke Energy Corp.	256,909	5,474,731
Edison International	136,476	5,600,975
Entergy Corp.	75,294	5,223,898
Exelon Corp.	125,656	4,998,596
FirstEnergy Corp.	123,480	5,213,326
NextEra Energy, Inc.	93,487	5,595,197
Northeast Utilities	154,626	5,373,253

	Shares	Market Value
Pepco Holdings, Inc.	276,579	$5,437,543
Pinnacle West Capital Corp.	116,682	5,514,391
PPL Corp.	187,197	5,202,205
Progress Energy, Inc.	100,401	5,454,786
Southern Co.	121,069	5,515,904

Total Electric Utilities		69,996,358

Electrical Equipment 0.8%
Cooper Industries PLC	103,396	6,112,772
Emerson Electric Co.	108,875	5,593,998
Rockwell Automation, Inc.	73,483	5,722,121
Roper Industries, Inc.	64,934	6,064,186

Total Electrical Equipment		23,493,077

Electronic Equipment, Instruments & Components 1.2%
Amphenol Corp. - Class A	127,713	6,951,419
Corning, Inc.	412,457	5,308,322
FLIR Systems, Inc.	213,406	5,495,204
Jabil Circuit, Inc.	272,715	6,179,722
Molex, Inc.	235,926	6,237,883
TE Connectivity Ltd.	175,583	5,987,380

Total Electronic Equipment, Instruments & Components		36,159,930

Energy Equipment & Services 2.3%
Baker Hughes, Inc.	116,990	5,747,719
Cameron International Corp.*	113,790	6,053,628
Diamond Offshore Drilling, Inc.	98,890	6,160,847
FMC Technologies, Inc.*	110,108	5,627,620
Halliburton Co.	169,880	6,248,187
Helmerich & Payne, Inc.	97,882	6,040,298
Nabors Industries Ltd.*	322,663	6,007,985
National-Oilwell Varco, Inc.	82,844	6,128,799
Noble Corp.*	176,893	6,162,952
Rowan Cos., Inc.*	180,833	6,150,130
Schlumberger Ltd.	80,370	6,041,413

Total Energy Equipment & Services		66,369,578

Food & Staples Retailing 1.7%
Costco Wholesale Corp.	65,065	5,352,897
CVS Caremark Corp.	142,972	5,969,081
Kroger Co.(The)	226,731	5,387,129
Safeway, Inc.	260,493	5,725,636
SUPERVALU, Inc.	723,233	4,997,540
Sysco Corp.	186,287	5,609,102
Wal-Mart Stores, Inc.	92,611	5,682,611
Walgreen Co.	157,758	5,262,807
Whole Foods Market, Inc.	80,738	5,977,034

Total Food & Staples Retailing		49,963,837

Food Products 2.8%
Archer-Daniels-Midland Co.	193,600	5,542,768
Campbell Soup Co.	163,253	5,175,120
ConAgra Foods, Inc.	210,912	5,625,023
Dean Foods Co.*	498,903	5,368,196
General Mills, Inc.	135,517	5,397,642
H.J. Heinz Co.	101,550	5,265,368
Hershey Co.(The)	90,822	5,547,408
Hormel Foods Corp.	186,459	5,366,290
J.M. Smucker Co.(The)	70,162	5,527,362
Kellogg Co.	111,100	5,501,672
Kraft Foods, Inc. - Class A	147,658	5,655,301
McCormick & Co., Inc.	110,272	5,573,147
Mead Johnson Nutrition Co.	73,762	5,465,027
Sara Lee Corp.	290,407	5,561,294
Tyson Foods, Inc. - Class A	263,261	4,907,185

Total Food Products		81,478,803

2

GUGGENHEIM S&P 500 EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2012

	Shares	Market Value
Gas Utilities 0.4%
AGL Resources, Inc.	131,601	$5,462,757
Oneok, Inc.	65,635	5,458,207

Total Gas Utilities		10,920,964

Health Care Equipment & Supplies 2.9%
Baxter International, Inc.	111,418	6,181,471
Becton, Dickinson and Co.	76,454	5,994,758
Boston Scientific Corp.*	1,037,293	6,182,266
C.R. Bard, Inc.	62,220	5,756,594
CareFusion Corp.*	223,343	5,349,065
Covidien PLC	124,665	6,420,247
DENTSPLY International, Inc.	154,344	5,824,943
Edwards Lifesciences Corp.*	80,720	6,673,122
Intuitive Surgical, Inc.*	12,450	5,725,880
Medtronic, Inc.	153,195	5,908,731
St Jude Medical, Inc.	163,412	6,815,915
Stryker Corp.	116,745	6,471,175
Varian Medical Systems, Inc.*	84,615	5,573,590
Zimmer Holdings, Inc.*	112,480	6,833,160

Total Health Care Equipment & Supplies		85,710,917

Health Care Providers & Services 3.2%
Aetna, Inc.	132,674	5,797,854
AmerisourceBergen Corp.	146,831	5,722,004
Cardinal Health, Inc.	130,247	5,604,529
CIGNA Corp.	125,924	5,645,173
Coventry Health Care, Inc.*	173,231	5,209,056
DaVita, Inc.*	72,262	5,911,754
Express Scripts, Inc.*	123,014	6,293,396
Humana, Inc.	63,203	5,626,331
Laboratory Corp. of America Holdings*	65,613	5,996,372
McKesson Corp.	68,800	5,622,336
Medco Health Solutions, Inc.*	97,744	6,062,083
Patterson Cos., Inc.	188,002	6,055,545
Quest Diagnostics, Inc.	95,154	5,526,544
Tenet Healthcare Corp.*	1,183,406	6,260,218
UnitedHealth Group, Inc.	109,784	5,685,713
WellPoint, Inc.	82,982	5,337,402

Total Health Care Providers & Services		92,356,310

Health Care Technology 0.2%
Cerner Corp.*	95,188	5,795,997

Total Health Care Technology		5,795,997

Hotels, Restaurants & Leisure 2.2%
Carnival Corp.	161,080	4,864,616
Chipotle Mexican Grill, Inc.*	16,907	6,209,772
Darden Restaurants, Inc.	126,103	5,784,345
International Game Technology	338,845	5,397,801
Marriott International, Inc. - Class A	188,618	6,497,890
McDonald’s Corp.	55,226	5,470,135
Starbucks Corp.	123,243	5,907,037
Starwood Hotels & Resorts Worldwide, Inc.	117,660	6,381,878
Wyndham Worldwide Corp.	154,726	6,151,906
Wynn Resorts Ltd.	50,544	5,824,185
Yum! Brands, Inc.	93,340	5,911,222

Total Hotels, Restaurants & Leisure		64,400,787

Household Durables 1.5%
DR Horton, Inc.	446,900	6,220,848
Harman International Industries, Inc.	151,583	6,396,803
Leggett & Platt, Inc.	248,320	5,328,947
Lennar Corp. - Class A	286,494	6,156,756
Newell Rubbermaid, Inc.	356,402	6,582,745
Pulte Homes, Inc.*	928,468	6,917,087
Whirlpool Corp.	115,633	6,281,184

Total Household Durables		43,884,370

	Shares	Market Value
Household Products 0.7%
Clorox Co.(The)	83,035	$5,701,183
Colgate-Palmolive Co.	59,864	5,430,862
Kimberly-Clark Corp.	75,886	5,430,402
Procter & Gamble Co.(The)	82,570	5,205,213

Total Household Products		21,767,660

Independent Power Producers & Energy Traders 0.5%
AES Corp.(The)*	464,697	5,929,534
Constellation Energy Group, Inc.	136,949	4,989,052
NRG Energy, Inc.*	297,824	5,027,269

Total Independent Power Producers & Energy Traders		15,945,855

Industrial Conglomerates 0.8%
3M Co.	68,046	5,900,269
Danaher Corp.	115,587	6,069,473
General Electric Co.	317,860	5,947,161
Tyco International Ltd.	120,239	6,126,177

Total Industrial Conglomerates		24,043,080

Insurance 4.4%
ACE Ltd.	80,367	5,593,543
AFLAC, Inc.	130,218	6,280,414
Allstate Corp.(The)	202,650	5,846,452
American International Group, Inc.*	228,281	5,732,136
Aon Corp.	119,365	5,780,847
Assurant, Inc.	136,346	5,399,302
Berkshire Hathaway, Inc. - Class B*	72,210	5,659,098
Chubb Corp.(The)	79,775	5,377,633
Cincinnati Financial Corp.	179,634	5,870,439
Genworth Financial, Inc. - Class A*	846,280	6,524,819
Hartford Financial Services Group, Inc.	336,500	5,895,480
Lincoln National Corp.	286,984	6,181,635
Loews Corp.	145,176	5,416,517
Marsh & McLennan Cos., Inc.	177,708	5,613,796
MetLife, Inc.	176,465	6,234,508
Principal Financial Group, Inc.	229,987	6,280,945
Progressive Corp.(The)	286,990	5,820,157
Prudential Financial, Inc.	112,110	6,417,176
Torchmark Corp.	127,947	5,843,339
Travelers Cos., Inc.(The)	94,315	5,498,565
Unum Group	262,055	5,982,716
XL Group PLC	271,131	5,495,825

Total Insurance		128,745,342

Internet & Catalog Retail 1.2%
Amazon.com, Inc.*	29,470	5,730,147
Expedia, Inc.	193,313	6,257,542
Netflix, Inc.*	77,526	9,318,625
priceline.com, Inc.*	11,911	6,306,636
TripAdvisor, Inc.*	187,218	6,161,344

Total Internet & Catalog Retail		33,774,294

Internet Software & Services 1.0%
Akamai Technologies, Inc.*	200,350	6,461,287
eBay, Inc.*	176,302	5,571,143
Google, Inc. - Class A*	8,620	5,000,548
VeriSign, Inc.	156,059	5,783,547
Yahoo!, Inc.*	359,151	5,556,066

Total Internet Software & Services		28,372,591

IT Services 2.7%
Accenture PLC - Class A	100,711	5,774,769
Automatic Data Processing, Inc.	104,189	5,707,473
Cognizant Technology Solutions Corp. - Class A*	81,045	5,814,979
Computer Sciences Corp.	208,352	5,381,732
Fidelity National Information Services, Inc.	211,304	6,034,842

3

GUGGENHEIM S&P 500 EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2012

	Shares	Market Value
Fiserv, Inc.*	93,854	$5,902,478
International Business Machines Corp.	29,100	5,604,660
Mastercard, Inc. - Class A	14,910	5,301,549
Paychex, Inc.	181,706	5,723,739
SAIC, Inc.*	441,103	5,672,585
Teradata Corp.*	108,879	5,831,559
Total System Services, Inc.	278,984	5,981,417
Visa, Inc. - Class A	55,611	5,596,691
Western Union Co.(The)	300,738	5,744,096

Total IT Services		80,072,569

Leisure Equipment & Products 0.4%
Hasbro, Inc.	157,457	5,496,824
Mattel, Inc.	192,371	5,963,501

Total Leisure Equipment & Products		11,460,325

Life Sciences Tools & Services 1.1%
Agilent Technologies, Inc.*	159,171	6,759,992
Life Technologies Corp.*	138,236	6,694,770
PerkinElmer, Inc.	289,991	6,953,984
Thermo Fisher Scientific, Inc.*	122,988	6,506,065
Waters Corp.*	74,989	6,491,798

Total Life Sciences Tools & Services		33,406,609

Machinery 3.1%
Caterpillar, Inc.	61,105	6,667,778
Cummins, Inc.	61,184	6,363,136
Deere & Co.	72,554	6,250,527
Dover Corp.	95,542	6,058,318
Eaton Corp.	126,484	6,201,510
Flowserve Corp.	54,840	6,041,723
Illinois Tool Works, Inc.	115,971	6,149,942
Ingersoll-Rand PLC	173,184	6,051,049
Joy Global, Inc.	70,926	6,432,279
PACCAR, Inc.	147,954	6,539,567
Pall Corp.	94,989	5,668,943
Parker Hannifin Corp.	70,281	5,670,271
Snap-on, Inc.	108,072	6,107,149
Stanley Black & Decker, Inc.	85,053	5,969,020
Xylem, Inc.	220,766	5,720,047

Total Machinery		91,891,259

Media 3.3%
Cablevision Systems Corp. - Class A	458,315	6,668,483
CBS Corp. - Class B	215,891	6,148,576
Comcast Corp. - Class A	228,995	6,088,977
DIRECTV - Class A*	124,333	5,596,228
Discovery Communications, Inc. - Class A*	134,430	5,764,358
Gannett Co., Inc.	417,492	5,915,862
Interpublic Group of Cos., Inc.(The)	589,007	6,084,442
McGraw-Hill Cos., Inc.(The)	126,402	5,814,492
News Corp. - Class A	314,574	5,923,428
Omnicom Group, Inc.	128,944	5,881,136
Scripps Networks Interactive, Inc. - Class A	128,809	5,585,158
Time Warner Cable, Inc.	87,250	6,432,070
Time Warner, Inc.	157,074	5,821,163
Viacom, Inc. - Class B	125,812	5,918,197
Walt Disney Co.(The)	152,190	5,920,191
Washington Post Co.(The) - Class B	15,382	5,825,317

Total Media		95,388,078

Metals & Mining 1.6%
Alcoa, Inc.	608,257	6,179,891
Allegheny Technologies, Inc.	120,292	5,460,054
Cliffs Natural Resources, Inc.	83,894	6,061,341
Freeport-McMoRan Copper & Gold, Inc.	144,613	6,682,567
Newmont Mining Corp.	86,299	5,305,663
Nucor Corp.	138,231	6,149,897
Titanium Metals Corp.	363,185	5,585,785

	Shares	Market Value
United States Steel Corp.	208,427	$6,292,411

Total Metals & Mining		47,717,609

Multi-Utilities 2.8%
Ameren Corp.	169,637	5,367,315
CenterPoint Energy, Inc.	281,767	5,204,236
CMS Energy Corp.	258,653	5,646,395
Consolidated Edison, Inc.	90,307	5,324,501
Dominion Resources, Inc.	106,492	5,328,860
DTE Energy Co.	104,498	5,560,339
Integrys Energy Group, Inc.	104,292	5,413,798
NiSource, Inc.	240,753	5,472,316
PG&E Corp.	135,358	5,503,656
Public Service Enterprise Group, Inc.	170,817	5,182,588
SCANA Corp.	126,450	5,668,753
Sempra Energy	102,091	5,808,978
TECO Energy, Inc.	294,086	5,308,252
Wisconsin Energy Corp.	161,454	5,489,436
Xcel Energy, Inc.	203,562	5,414,749

Total Multi-Utilities		81,694,172

Multiline Retail 1.7%
Big Lots, Inc.*	146,337	5,778,848
Dollar Tree, Inc.*	65,544	5,558,787
Family Dollar Stores, Inc.	92,688	5,171,990
J.C. Penney Co., Inc.	163,968	6,812,870
Kohl’s Corp.	109,605	5,040,734
Macy’s, Inc.	170,616	5,748,053
Nordstrom, Inc.	113,333	5,596,384
Sears Holdings Corp.*	105,925	4,464,739
Target Corp.	103,308	5,249,079

Total Multiline Retail		49,421,484

Office Electronics 0.2%
Xerox Corp.	675,592	5,235,838

Total Office Electronics		5,235,838

Oil, Gas & Consumable Fuels 6.3%
Alpha Natural Resources, Inc.*	272,574	5,484,189
Anadarko Petroleum Corp.	73,659	5,945,754
Apache Corp.	60,504	5,982,635
Cabot Oil & Gas Corp.	147,010	4,689,619
Chesapeake Energy Corp.	234,875	4,962,909
Chevron Corp.	53,873	5,553,229
ConocoPhillips	78,972	5,386,680
CONSOL Energy, Inc.	148,001	5,289,556
Denbury Resources, Inc.*	364,907	6,882,146
Devon Energy Corp.	88,991	5,678,516
El Paso Corp.	217,456	5,843,043
EOG Resources, Inc.	55,791	5,921,657
EQT Corp.	100,095	5,056,799
Exxon Mobil Corp.	67,316	5,637,042
Hess Corp.	99,171	5,583,327
Marathon Oil Corp.	198,651	6,235,655
Marathon Petroleum Corp.	165,778	6,336,035
Murphy Oil Corp.	104,361	6,219,916
Newfield Exploration Co.*	145,262	5,492,356
Noble Energy, Inc.	59,604	6,000,335
Occidental Petroleum Corp.	60,839	6,069,907
Peabody Energy Corp.	161,691	5,512,046
Pioneer Natural Resources Co.	64,136	6,368,705
QEP Resources, Inc.	185,910	5,324,462
Range Resources Corp.	88,938	5,115,714
Southwestern Energy Co.*	163,057	5,077,595
Spectra Energy Corp.	183,738	5,785,910
Sunoco, Inc.	164,217	6,299,364
Tesoro Corp.*	242,335	6,065,645
Valero Energy Corp.	261,827	6,281,230

4

GUGGENHEIM S&P 500 EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2012

	Shares	Market Value
Williams Cos., Inc.(The)	215,303	$6,205,032
WPX Energy, Inc.*	313,729	5,170,254

Total Oil, Gas & Consumable Fuels		183,457,262

Paper & Forest Products 0.4%
International Paper Co.	192,228	5,985,980
MeadWestvaco Corp.	186,836	5,500,452

Total Paper & Forest Products		11,486,432

Personal Products 0.4%
Avon Products, Inc.	325,247	5,779,639
Estee Lauder Cos., Inc.(The) - Class A	99,967	5,791,089

Total Personal Products		11,570,728

Pharmaceuticals 2.3%
Abbott Laboratories	98,670	5,342,980
Allergan, Inc.	64,267	5,649,712
Bristol-Myers Squibb Co.	157,672	5,083,345
Eli Lilly & Co.	132,800	5,277,472
Forest Laboratories, Inc.*	185,669	5,900,561
Hospira, Inc.*	185,094	6,378,339
Johnson & Johnson, Inc.	84,482	5,568,209
Merck & Co., Inc.	149,387	5,715,547
Mylan, Inc.*	261,405	5,424,154
Perrigo Co.	54,727	5,231,901
Pfizer, Inc.	254,024	5,436,114
Watson Pharmaceuticals, Inc.*	88,099	5,165,244

Total Pharmaceuticals		66,173,578

Professional Services 0.6%
Dun & Bradstreet Corp.(The)	76,194	6,309,625
Equifax, Inc.	142,324	5,546,366
Robert Half International, Inc.	198,781	5,504,246

Total Professional Services		17,360,237

Real Estate Investment Trusts (REITs) 3.3%
American Tower Corp.	91,704	5,824,121
Apartment Investment & Management Co. - Class A	247,021	6,066,836
AvalonBay Communities, Inc.	41,534	5,649,039
Boston Properties, Inc.	56,239	5,851,668
Equity Residential	95,982	5,715,728
HCP, Inc.	137,693	5,787,237
Health Care REIT, Inc.	104,696	5,989,658
Host Hotels & Resorts, Inc.	387,122	6,356,543
Kimco Realty Corp.	337,013	6,150,487
Plum Creek Timber Co., Inc.	152,402	5,910,150
ProLogis, Inc.	195,125	6,187,414
Public Storage	41,944	5,824,344
Simon Property Group, Inc.	43,625	5,926,893
Ventas, Inc.	101,397	5,912,459
Vornado Realty Trust	72,882	5,894,696
Weyerhaeuser Co.	323,201	6,470,484

Total Real Estate Investment Trusts (REITs)		95,517,757

Real Estate Management & Development 0.2%
CBRE Group, Inc.*	354,789	6,847,428

Total Real Estate Management & Development		6,847,428

Road & Rail 0.8%
CSX Corp.	265,719	5,991,964
Norfolk Southern Corp.	77,181	5,572,468
Ryder System, Inc.	104,940	5,906,023
Union Pacific Corp.	54,086	6,182,571

Total Road & Rail		23,653,026

Semiconductors & Semiconductor Equipment 3.7%
Advanced Micro Devices, Inc.*	1,060,627	7,116,807
Altera Corp.	155,733	6,196,616
Analog Devices, Inc.	156,547	6,125,684

	Shares	Market Value
Applied Materials, Inc.	519,927	$6,384,704
Broadcom Corp. - Class A*	188,004	6,456,057
First Solar, Inc.*	173,754	7,346,319
Intel Corp.	228,333	6,032,558
KLA-Tencor Corp.	117,432	6,004,298
Linear Technology Corp.	185,134	6,168,665
LSI Corp.*	996,490	7,543,429
Microchip Technology, Inc.	156,127	5,762,648
Micron Technology, Inc.*	957,348	7,266,271
Novellus Systems, Inc.*	134,160	6,325,644
NVIDIA Corp.*	393,833	5,816,914
Teradyne, Inc.*	410,751	6,715,779
Texas Instruments, Inc.	187,685	6,077,240
Xilinx, Inc.	169,871	6,089,875

Total Semiconductors & Semiconductor Equipment		109,429,508

Software 2.3%
Adobe Systems, Inc.*	190,688	5,901,794
Autodesk, Inc.*	168,350	6,060,600
BMC Software, Inc.*	159,957	5,796,842
CA, Inc.	265,770	6,851,550
Citrix Systems, Inc.*	81,753	5,331,113
Electronic Arts, Inc.*	259,440	4,817,801
Intuit, Inc.	103,520	5,842,669
Microsoft Corp.	207,311	6,121,894
Oracle Corp.	182,164	5,137,025
Red Hat, Inc.*	112,189	5,202,204
Salesforce.com, Inc.*	49,848	5,822,246
Symantec Corp.*	346,145	5,950,232

Total Software		68,835,970

Specialty Retail 3.2%
Abercrombie & Fitch Co. - Class A	115,871	5,323,114
AutoNation, Inc.*	149,632	5,350,840
AutoZone, Inc.*	16,495	5,738,281
Bed Bath & Beyond, Inc.*	87,848	5,332,374
Best Buy Co., Inc.	231,967	5,555,610
CarMax, Inc.*	178,105	5,419,735
GameStop Corp. - Class A*	228,923	5,347,641
Gap, Inc.(The)	291,398	5,530,734
Home Depot, Inc.	134,133	5,954,164
Limited Brands, Inc.	139,178	5,825,991
Lowe’s Cos., Inc.	219,723	5,895,168
O’Reilly Automotive, Inc.*	67,187	5,476,412
Ross Stores, Inc.	114,048	5,795,919
Staples, Inc.	380,132	5,561,331
Tiffany & Co.	85,324	5,443,671
TJX Cos., Inc.	86,142	5,869,716
Urban Outfitters, Inc.*	200,003	5,300,080

Total Specialty Retail		94,720,781

Textiles, Apparel & Luxury Goods 0.8%
Coach, Inc.	91,800	6,430,590
NIKE, Inc. - Class B	57,146	5,942,612
Ralph Lauren Corp.	38,501	5,852,152
V.F. Corp.	41,610	5,471,299

Total Textiles, Apparel & Luxury Goods		23,696,653

Thrifts & Mortgage Finance 0.4%
Hudson City Bancorp, Inc.	886,269	5,964,590
People’s United Financial, Inc.	431,009	5,314,341

Total Thrifts & Mortgage Finance		11,278,931

Tobacco 0.7%
Altria Group, Inc.	185,608	5,271,267
Lorillard, Inc.	49,715	5,338,894
Philip Morris International, Inc.	71,532	5,348,447

5

GUGGENHEIM S&P 500 EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	January 31, 2012

	Shares	Market Value
Reynolds American, Inc.	133,099	$5,221,474

Total Tobacco		21,180,082

Trading Companies & Distributors 0.4%
Fastenal Co.	129,532	6,046,554
W.W. Grainger, Inc.	29,827	5,689,202

Total Trading Companies & Distributors		11,735,756

Wireless Telecommunication Services 0.4%
MetroPCS Communications, Inc.*	645,821	5,709,058
Sprint Nextel Corp.*	2,384,625	5,055,405

Total Wireless Telecommunication Services		10,764,463

Total Common Stocks (Cost $2,949,567,041)		2,926,901,686

SHORT TERM INVESTMENTS 0.2%

SSgA Government Money Market Fund	5,054,713	5,054,713

Total Short Term Investments (Cost $5,054,713)		5,054,713

Total Investments 100.0%(a) (Cost $2,954,621,754)		2,931,956,399

Other Assets in Excess of Liabilities – 0.0%(b)		1,098,085

Net Assets – 100.0%		$2,933,054,484

*	Non-Income Producing Security.
(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)Amount represents less than 0.05% of net assets.
(b)	Amount represents less than 0.05% of net assets.

6

GUGGENHEIM S&P MIDCAP 400 EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2012

	Shares	Market Value
COMMON STOCKS 99.9%

Aerospace & Defense 1.6%
Alliant Techsystems, Inc.	123	$7,307
BE Aerospace, Inc.*	185	7,807
Esterline Technologies Corp.*	131	8,011
Exelis, Inc.*	809	8,082
Huntington Ingalls Industries, Inc.*	219	8,252
Triumph Group, Inc.	118	7,383

Total Aerospace & Defense		46,842

Air Freight & Logistics 0.3%
UTi Worldwide, Inc.	513	7,639

Total Air Freight & Logistics		7,639

Airlines 0.5%
Alaska Air Group, Inc.*	91	6,928
JetBlue Airways Corp.*	1,259	7,466

Total Airlines		14,394

Auto Components 0.2%
Gentex Corp.	246	6,610

Total Auto Components		6,610

Automobiles 0.3%
Thor Industries, Inc.	289	8,861

Total Automobiles		8,861

Beverages 0.2%
Monster Beverage Corp.*	72	7,525

Total Beverages		7,525

Biotechnology 0.9%
Regeneron Pharmaceuticals, Inc.*	131	11,903
United Therapeutics Corp.*	160	7,869
Vertex Pharmaceuticals, Inc.*	208	7,685

Total Biotechnology		27,457

Building Products 0.5%
Fortune Brands Home & Security, Inc.*	443	8,227
Lennox International, Inc.	207	7,493

Total Building Products		15,720

Capital Markets 2.4%
Affiliated Managers Group, Inc.*	75	7,538
Apollo Investment Corp.	1,126	8,682
Eaton Vance Corp.	299	7,681
Greenhill & Co., Inc.	186	8,660
Janus Capital Group, Inc.	1,160	9,129
Jefferies Group, Inc.	542	8,244
Raymond James Financial, Inc.	232	8,120
SEI Investments Co.	419	7,697
Waddell & Reed Financial, Inc. - Class A	278	7,631

Total Capital Markets		73,382

Chemicals 3.1%
Albemarle Corp.	138	8,875
Ashland, Inc.	124	7,819
Cabot Corp.	216	7,819
Cytec Industries, Inc.	152	7,579
Intrepid Potash, Inc.*	316	7,549
Minerals Technologies, Inc.	121	7,677
NewMarket Corp.	35	7,567
Olin Corp.	358	7,948
RPM International, Inc.	293	7,334
Scotts Miracle-Gro Co.(The) - Class A	158	7,483
Sensient Technologies Corp.	185	7,330
Valspar Corp.	189	8,172

Total Chemicals		93,152

	Shares	Market Value
Commercial Banks 5.5%
Associated Banc-Corp.	659	$8,211
BancorpSouth, Inc.	658	7,389
Bank of Hawaii Corp.	160	7,315
Cathay General Bancorp	490	7,713
City National Corp.	161	7,387
Commerce Bancshares, Inc.	184	7,143
Cullen/Frost Bankers, Inc.	133	7,404
East West Bancorp, Inc.	361	7,928
First Niagara Financial Group, Inc.	804	7,694
FirstMerit Corp.	462	7,249
Fulton Financial Corp.	723	6,717
Hancock Holding Co.	220	7,304
International Bancshares Corp.	382	7,342
Prosperity Bancshares, Inc.	176	7,306
Signature Bank*	117	6,803
SVB Financial Group*	149	8,648
Synovus Financial Corp.	4,816	8,380
TCF Financial Corp.	697	6,998
Trustmark Corp.	299	7,047
Valley National Bancorp	586	6,985
Webster Financial Corp.	347	7,356
Westamerica Bancorp	162	7,525

Total Commercial Banks		163,844

Commercial Services & Supplies 2.4%
Brink’s Co.(The)	266	7,498
Clean Harbors, Inc.*	115	7,297
Copart, Inc.*	150	7,056
Corrections Corp. of America*	318	7,482
Deluxe Corp.	310	7,927
Herman Miller, Inc.	321	6,779
HNI Corp.	268	7,271
Mine Safety Appliances Co.	205	6,999
Rollins, Inc.	312	6,674
Waste Connections, Inc.	216	6,979

Total Commercial Services & Supplies		71,962

Communications Equipment 1.5%
ADTRAN, Inc.	239	8,277
Ciena Corp.*	624	9,079
Plantronics, Inc.	198	7,373
Polycom, Inc.*	417	8,319
Riverbed Technology, Inc.*	290	6,943
Tellabs, Inc.	1,714	6,513

Total Communications Equipment		46,504

Computers & Peripherals 0.8%
Diebold, Inc.	238	7,542
NCR Corp.*	419	7,848
QLogic Corp.*	463	8,019

Total Computers & Peripherals		23,409

Construction & Engineering 1.4%
Aecom Technology Corp.*	351	8,034
Granite Construction, Inc.	282	7,510
KBR, Inc.	272	8,742
Shaw Group, Inc.(The)*	303	8,223
URS Corp.*	198	8,148

Total Construction & Engineering		40,657

Construction Materials 0.3%
Martin Marietta Materials, Inc.	92	7,591

Total Construction Materials		7,591

Containers & Packaging 1.7%
AptarGroup, Inc.	135	7,077
Greif, Inc. - Class A	158	7,655
Packaging Corp. of America	281	7,907

GUGGENHEIM S&P MIDCAP 400 EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2012

	Shares	Market Value
Rock-Tenn Co. - Class A	121	$7,485
Silgan Holdings, Inc.	181	7,522
Sonoco Products Co.	209	6,542
Temple-Inland, Inc.	217	6,920

Total Containers & Packaging		51,108

Distributors 0.3%
LKQ Corp.*	233	7,596

Total Distributors		7,596

Diversified Consumer Services 1.6%
ITT Educational Services, Inc.*	134	8,827
Matthews International Corp. - Class A	223	7,350
Regis Corp.	413	7,079
Service Corp. International	702	7,792
Sotheby’s	244	8,181
Strayer Education, Inc.	76	8,269

Total Diversified Consumer Services		47,498

Diversified Financial Services 0.2%
MSCI, Inc. - Class A*	210	6,842

Total Diversified Financial Services		6,842

Diversified Telecommunication Services 0.2%
tw telecom, Inc.*	359	7,234

Total Diversified Telecommunication Services		7,234

Electric Utilities 1.7%
Cleco Corp.	189	7,514
Great Plains Energy, Inc.	326	6,722
Hawaiian Electric Industries, Inc.	267	6,929
IDACORP, Inc.	166	6,997
NV Energy, Inc.	444	7,193
PNM Resources, Inc.	396	7,053
Westar Energy, Inc.	252	7,167

Total Electric Utilities		49,575

Electrical Equipment 1.6%
Acuity Brands, Inc.	137	7,977
AMETEK, Inc.	168	7,896
General Cable Corp.*	276	8,517
Hubbell, Inc. - Class B	109	7,844
Regal-Beloit Corp.	141	8,005
Thomas & Betts Corp.*	129	9,209

Total Electrical Equipment		49,448

Electronic Equipment, Instruments & Components 2.1%
Arrow Electronics, Inc.*	197	8,134
Avnet, Inc.*	236	8,229
Ingram Micro, Inc. - Class A*	399	7,573
Itron, Inc.*	195	7,564
National Instruments Corp.	274	7,373
Tech Data Corp.*	138	7,165
Trimble Navigation, Ltd.*	161	7,540
Vishay Intertechnology, Inc.*	778	9,554

Total Electronic Equipment, Instruments & Components		63,132

Energy Equipment & Services 2.6%
Atwood Oceanics, Inc.*	178	8,185
CARBO Ceramics, Inc.	56	5,446
Dresser-Rand Group, Inc.*	138	7,070
Dril-Quip, Inc.*	108	7,125
Helix Energy Solutions Group, Inc.*	440	7,238
Oceaneering International, Inc.	151	7,337
Oil States International, Inc.*	96	7,650
Patterson-UTI Energy, Inc.	370	6,982
Superior Energy Services, Inc.*	251	7,156
Tidewater, Inc.	146	7,862

	Shares	Market Value
Unit Corp.*	153	$6,923

Total Energy Equipment & Services		78,974

Food & Staples Retailing 0.2%
Ruddick Corp.	168	6,777

Total Food & Staples Retailing		6,777

Food Products 1.7%
Corn Products International, Inc.	140	7,769
Flowers Foods, Inc.	364	7,043
Green Mountain Coffee Roasters, Inc.*	150	8,001
Lancaster Colony Corp.	97	6,741
Ralcorp Holdings, Inc.*	80	6,996
Smithfield Foods, Inc.*	280	6,252
Tootsie Roll Industries, Inc.	289	7,005

Total Food Products		49,807

Gas Utilities 1.1%
Atmos Energy Corp.	210	6,806
National Fuel Gas Co.	123	6,184
Questar Corp.	357	6,883
UGI Corp.	244	6,566
WGL Holdings, Inc.	161	6,867

Total Gas Utilities		33,306

Health Care Equipment & Supplies 2.5%
Cooper Cos., Inc.(The)	100	7,214
Gen-Probe, Inc.*	122	8,166
Hill-Rom Holdings, Inc.	212	6,998
Hologic, Inc.*	410	8,360
IDEXX Laboratories, Inc.*	92	7,782
Masimo Corp.	359	7,683
ResMed, Inc.*	277	8,041
STERIS Corp.	240	7,219
Teleflex, Inc.	114	6,976
Thoratec Corp.*	225	6,615

Total Health Care Equipment & Supplies		75,054

Health Care Providers & Services 3.8%
AMERIGROUP Corp.*	124	8,433
Catalyst Health Solutions, Inc.*	138	7,557
Community Health Systems, Inc.*	405	7,574
Health Management Associates, Inc. - Class A*	953	6,109
Health Net, Inc.*	236	8,907
Henry Schein, Inc.*	110	7,798
HMS Holdings Corp.*	220	7,262
LifePoint Hospitals, Inc.*	190	7,636
Lincare Holdings, Inc.	283	7,270
Mednax, Inc.*	104	7,407
Omnicare, Inc.	202	6,632
Owens & Minor, Inc.	244	7,420
Universal Health Services, Inc. - Class B	181	7,473
VCA Antech, Inc.*	351	7,855
WellCare Health Plans, Inc.*	131	7,829

Total Health Care Providers & Services		113,162

Health Care Technology 0.2%
Allscripts Healthcare Solutions, Inc.*	388	7,419

Total Health Care Technology		7,419

Hotels, Restaurants & Leisure 2.5%
Bally Technologies, Inc.*	187	7,895
Bob Evans Farms, Inc.	212	7,490
Brinker International, Inc.	282	7,290
Cheesecake Factory, Inc.(The)*	248	7,336
International Speedway Corp. - Class A	279	7,195
Life Time Fitness, Inc.*	160	7,862
Panera Bread Co. - Class A*	51	7,561
Scientific Games Corp. - Class A*	844	9,444

2

GUGGENHEIM S&P MIDCAP 400 EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2012

	Shares	Market Value
Wendy’s Co.(The)	1,325	$6,214
WMS Industries, Inc.*	359	7,859

Total Hotels, Restaurants & Leisure		76,146

Household Durables 1.8%
American Greetings Corp. - Class A	412	5,920
KB Home	945	8,524
MDC Holdings, Inc.	410	8,126
Mohawk Industries, Inc.*	126	7,706
NVR, Inc.*	11	7,626
Toll Brothers, Inc.*	349	7,612
Tupperware Brands Corp.	126	7,918

Total Household Durables		53,432

Household Products 0.5%
Church & Dwight Co., Inc.	153	6,942
Energizer Holdings, Inc.*	92	7,095

Total Household Products		14,037

Industrial Conglomerates 0.3%
Carlisle Cos., Inc.	160	7,637

Total Industrial Conglomerates		7,637

Insurance 4.1%
American Financial Group, Inc.	189	6,931
Arthur J. Gallagher & Co.	211	7,035
Aspen Insurance Holdings Ltd.	266	7,065
Brown & Brown, Inc.	316	7,199
Everest Re Group Ltd.	86	7,344
Fidelity National Financial, Inc. - Class A	439	7,985
First American Financial Corp.	554	8,210
Hanover Insurance Group, Inc.(The)	201	7,308
HCC Insurance Holdings, Inc.	254	7,051
Kemper Corp.	247	7,353
Mercury General Corp.	152	6,642
Old Republic International Corp.	727	7,183
Protective Life Corp.	325	8,128
Reinsurance Group of America, Inc.	136	7,411
StanCorp Financial Group, Inc.	197	7,616
Transatlantic Holdings, Inc.	126	6,987
W.R. Berkley Corp.	206	7,060

Total Insurance		124,508

Internet & Catalog Retail 0.2%
HSN, Inc.	188	6,710

Total Internet & Catalog Retail		6,710

Internet Software & Services 1.2%
AOL, Inc.*	494	8,008
Equinix, Inc.*	70	8,397
Monster Worldwide, Inc.*	865	6,228
Rackspace Hosting, Inc.*	155	6,728
ValueClick, Inc.*	436	7,604

Total Internet Software & Services		36,965

IT Services 3.2%
Acxiom Corp.*	548	7,518
Alliance Data Systems Corp.*	66	7,313
Broadridge Financial Solutions, Inc.	310	7,431
Convergys Corp.*	546	7,267
CoreLogic, Inc.*	550	7,810
DST Systems, Inc.	149	7,273
Gartner, Inc.*	190	7,203
Global Payments, Inc.	155	7,753
Jack Henry & Associates, Inc.	205	7,011
Lender Processing Services, Inc.	392	6,519
Mantech International Corp. - Class A	211	7,417
NeuStar, Inc. - Class A*	203	7,411

	Shares	Market Value
VeriFone Systems, Inc.*	187	$7,985

Total IT Services		95,911

Leisure Equipment & Products 0.3%
Polaris Industries, Inc.	117	7,535

Total Leisure Equipment & Products		7,535

Life Sciences Tools & Services 1.3%
Bio-Rad Laboratories, Inc. - Class A*	74	7,516
Charles River Laboratories International, Inc.*	259	8,746
Covance, Inc.*	152	6,659
Mettler-Toledo International, Inc.*	47	8,249
Techne Corp.	104	7,098

Total Life Sciences Tools & Services		38,268

Machinery 5.5%
AGCO Corp.*	167	8,505
CLARCOR, Inc.	139	7,146
Crane Co.	150	7,200
Donaldson Co., Inc.	101	7,302
Gardner Denver, Inc.	89	6,639
Graco, Inc.	179	8,230
Harsco Corp.	336	7,469
IDEX Corp.	190	7,699
ITT Corp.	358	7,783
Kennametal, Inc.	187	8,062
Lincoln Electric Holdings, Inc.	180	7,731
Nordson Corp.	166	7,527
Oshkosh Corp.*	319	7,745
Pentair, Inc.	205	7,548
SPX Corp.	119	8,286
Terex Corp.*	529	10,474
Timken Co.	180	8,789
Trinity Industries, Inc.	238	7,488
Valmont Industries, Inc.	82	8,603
Wabtec Corp.	103	7,085
Woodward, Inc.	175	7,347

Total Machinery		164,658

Marine 0.5%
Alexander & Baldwin, Inc.	170	8,041
Kirby Corp.*	107	7,144

Total Marine		15,185

Media 2.0%
AMC Networks, Inc. - Class A*	189	8,082
DreamWorks Animation SKG, Inc. - Class A*	396	7,029
John Wiley & Sons, Inc. - Class A	155	7,035
Lamar Advertising Co. - Class A*	284	8,125
Meredith Corp.	223	7,022
New York Times Co.(The) - Class A*	913	6,802
Scholastic Corp.	251	7,407
Valassis Communications, Inc.*	349	7,940

Total Media		59,442

Metals & Mining 1.5%
Carpenter Technology Corp.	134	7,032
Commercial Metals Co.	490	7,026
Compass Minerals International, Inc.	96	7,015
Reliance Steel & Aluminum Co.	145	7,714
Steel Dynamics, Inc.	547	8,725
Worthington Industries, Inc.	427	7,861

Total Metals & Mining		45,373

Multi-Utilities 1.4%
Alliant Energy Corp.	163	6,909
Black Hills Corp.	210	7,090
MDU Resources Group, Inc.	329	7,034

3

GUGGENHEIM S&P MIDCAP 400 EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2012

	Shares	Market Value
NSTAR	148	$6,650
OGE Energy Corp.	127	6,713
Vectren Corp.	239	6,833

Total Multi-Utilities		41,229

Multiline Retail 0.2%
Saks, Inc.*	715	7,136

Total Multiline Retail		7,136

Office Electronics 0.2%
Zebra Technologies Corp. - Class A*	185	7,004

Total Office Electronics		7,004

Oil, Gas & Consumable Fuels 3.2%
Arch Coal, Inc.	479	6,912
Bill Barrett Corp.*	210	5,800
Cimarex Energy Co.	113	6,597
Comstock Resources, Inc.*	432	5,201
Energen Corp.	142	6,840
Forest Oil Corp.*	533	6,929
HollyFrontier Corp.	303	8,890
Northern Oil and Gas, Inc.*	305	7,625
Patriot Coal Corp.*	780	5,928
Plains Exploration & Production Co.*	211	7,959
Quicksilver Resources, Inc.*	1,004	5,030
SM Energy Co.	98	7,113
Southern Union Co.	164	7,113
World Fuel Services Corp.	164	7,442

Total Oil, Gas & Consumable Fuels		95,379

Paper & Forest Products 0.5%
Domtar Corp.	87	7,515
Louisiana-Pacific Corp.*	895	7,625

Total Paper & Forest Products		15,140

Pharmaceuticals 0.5%
Endo Pharmaceuticals Holdings, Inc.*	200	7,434
Medicis Pharmaceutical Corp. - Class A	211	6,982

Total Pharmaceuticals		14,416

Professional Services 1.2%
Corporate Executive Board Co.(The)	184	7,237
FTI Consulting, Inc.*	163	6,980
Korn/Ferry International*	442	7,262
Manpower, Inc.	196	7,861
Towers Watson & Co. - Class A	118	7,056

Total Professional Services		36,396

Real Estate Investment Trusts (REITs) 6.5%
Alexandria Real Estate Equities, Inc.	104	7,531
American Campus Communities, Inc.	170	7,276
BRE Properties, Inc.	140	7,255
Camden Property Trust	117	7,546
Corporate Office Properties Trust	316	7,657
Duke Realty Corp.	596	7,980
Equity One, Inc.	421	7,936
Essex Property Trust, Inc.	50	7,200
Federal Realty Investment Trust	76	7,179
Highwoods Properties, Inc.	235	7,776
Home Properties, Inc.	122	7,269
Hospitality Properties Trust	308	7,463
Liberty Property Trust	229	7,623
Macerich Co.(The)	140	7,602
Mack-Cali Realty Corp.	267	7,679
National Retail Properties, Inc.	268	7,239
Omega Healthcare Investors, Inc.	361	7,523
Potlatch Corp.	226	6,898
Rayonier, Inc.	166	7,591
Realty Income Corp.	200	7,280
Regency Centers Corp.	191	7,892

	Shares	Market Value
Senior Housing Properties Trust	315	$7,144
SL Green Realty Corp.	105	7,721
Taubman Centers, Inc.	112	7,507
UDR, Inc.	280	7,286
Weingarten Realty Investors	324	7,863

Total Real Estate Investment Trusts (REITs)		194,916

Real Estate Management & Development 0.3%
Jones Lang LaSalle, Inc.	115	9,057

Total Real Estate Management & Development		9,057

Road & Rail 1.3%
Con-way, Inc.	241	7,649
JB Hunt Transport Services, Inc.	155	7,916
Kansas City Southern*	108	7,413
Landstar System, Inc.	145	7,417
Werner Enterprises, Inc.	293	7,656

Total Road & Rail		38,051

Semiconductors & Semiconductor Equipment 3.5%
Atmel Corp.*	841	8,166
Cree, Inc.*	310	7,883
Cypress Semiconductor Corp.*	411	7,067
Fairchild Semiconductor International, Inc.*	589	8,234
Integrated Device Technology, Inc.*	1,252	7,938
International Rectifier Corp.*	358	8,162
Intersil Corp. - Class A	679	7,646
Lam Research Corp.*	190	8,092
MEMC Electronic Materials, Inc.*	1,783	8,148
RF Micro Devices, Inc.*	1,309	6,532
Semtech Corp.*	297	8,465
Silicon Laboratories, Inc.*	164	7,190
Skyworks Solutions, Inc.*	472	10,186

Total Semiconductors & Semiconductor Equipment		103,709

Software 4.1%
ACI Worldwide, Inc.*	235	7,139
Advent Software, Inc.*	272	7,140
ANSYS, Inc.*	114	6,896
Cadence Design Systems, Inc.*	658	6,949
Compuware Corp.*	835	6,546
Concur Technologies, Inc.*	134	7,015
Factset Research Systems, Inc.	79	6,977
Fair Isaac Corp.	186	6,741
Informatica Corp.*	167	7,064
Mentor Graphics Corp.*	538	7,462
MICROS Systems, Inc.*	151	7,506
Parametric Technology Corp.*	335	8,432
Quest Software, Inc.*	362	7,367
Rovi Corp.*	283	9,081
Solera Holdings, Inc.	153	7,309
Synopsys, Inc.*	254	7,412
TIBCO Software, Inc.*	286	7,456

Total Software		124,492

Specialty Retail 4.5%
Aaron’s, Inc.	260	6,919
Advance Auto Parts, Inc.	101	7,741
Aeropostale, Inc.*	433	7,088
American Eagle Outfitters, Inc.	467	6,580
ANN, Inc.*	280	6,793
Ascena Retail Group, Inc.*	242	8,560
Barnes & Noble, Inc.*	432	5,214
Chico’s FAS, Inc.	659	7,539
Collective Brands, Inc.*	490	8,163
Dick’s Sporting Goods, Inc.*	189	7,789
Foot Locker, Inc.	283	7,426
Guess?, Inc.	234	7,020
Office Depot, Inc.*	3,144	8,583

4

GUGGENHEIM S&P MIDCAP 400 EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	January 31, 2012

	Shares	Market Value
PetSmart, Inc.	138	$7,344
RadioShack Corp.	693	4,976
Rent-A-Center, Inc.	194	6,561
Signet Jewelers Ltd.	156	7,110
Tractor Supply Co.	96	7,754
Williams-Sonoma, Inc.	183	6,562

Total Specialty Retail		135,722

Textiles, Apparel & Luxury Goods 1.7%
Carter’s, Inc.*	167	7,001
Deckers Outdoor Corp.*	77	6,225
Fossil, Inc.*	83	7,889
Hanesbrands, Inc.*	306	7,528
PVH Corp.	99	7,642
Under Armour, Inc. - Class A*	93	7,405
Warnaco Group, Inc.(The)*	138	8,038

Total Textiles, Apparel & Luxury Goods		51,728

Thrifts & Mortgage Finance 0.7%
Astoria Financial Corp.	804	6,697
New York Community Bancorp, Inc.	569	7,221
Washington Federal, Inc.	518	8,164

Total Thrifts & Mortgage Finance		22,082

Tobacco 0.2%
Universal Corp.	158	7,091

Total Tobacco		7,091

Trading Companies & Distributors 1.1%
GATX Corp.	162	6,956
MSC Industrial Direct Co. - Class A	102	7,754
United Rentals, Inc.*	253	9,675
Watsco, Inc.	108	7,449

Total Trading Companies & Distributors		31,834

Water Utilities 0.2%
Aqua America, Inc.	319	7,037

Total Water Utilities		7,037

Wireless Telecommunication Services 0.3%
Telephone & Data Systems, Inc.	301	7,916

Total Wireless Telecommunication Services		7,916

Total Common Stocks (Cost $2,957,080)		2,998,623

SHORT TERM INVESTMENTS 0.1%

SSgA Government Money Market Fund	3,221	3,221

Total Short Term Investments (Cost $3,221)		3,221

Total Investments 100.0%(a) (Cost $2,960,301)		3,001,844

Other Assets in Excess of Liabilities – 0.0%(b)		533

Net Assets – 100.0%		$3,002,377

*	Non-Income Producing Security.
(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.(Note G)
(b)	Amount represents less than 0.05% of net assets.

5

GUGGENHEIM S&P SMALLCAP 600 EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2012

	Shares	Market Value
COMMON STOCKS 100.1%

Aerospace & Defense 1.8%
AAR Corp.	498	$10,553
Aerovironment, Inc.*	295	8,222
American Science & Engineering, Inc.	136	9,724
Ceradyne, Inc.*	348	11,515
Cubic Corp.	217	10,034
Curtiss-Wright Corp.	273	10,199
GenCorp, Inc.*	1,716	9,421
Moog, Inc. - Class A*	220	9,377
National Presto Industries, Inc.	99	9,674
Orbital Sciences Corp.*	672	9,737
Teledyne Technologies, Inc.*	174	9,876

Total Aerospace & Defense		108,332

Air Freight & Logistics 0.3%
Forward Air Corp.	283	9,905
HUB Group, Inc. - Class A*	295	10,098

Total Air Freight & Logistics		20,003

Airlines 0.3%
Allegiant Travel Co.*	172	9,455
SkyWest, Inc.	736	9,421

Total Airlines		18,876

Auto Components 0.7%
Drew Industries, Inc.*	392	10,180
Spartan Motors, Inc.	1,871	11,357
Standard Motor Products, Inc.	463	9,580
Superior Industries International, Inc.	583	10,593

Total Auto Components		41,710

Automobiles 0.2%
Winnebago Industries, Inc.*	1,354	12,376

Total Automobiles		12,376

Beverages 0.1%
Boston Beer Co., Inc. - Class A*	90	9,005

Total Beverages		9,005

Biotechnology 0.9%
ArQule, Inc.*	1,712	13,525
Cubist Pharmaceuticals, Inc.*	238	9,715
Emergent Biosolutions, Inc.*	555	9,419
Momenta Pharmaceuticals, Inc.*	599	9,395
Savient Pharmaceuticals, Inc.*	4,366	11,046

Total Biotechnology		53,100

Building Products 1.5%
AAON, Inc.	435	8,809
AO Smith Corp.	241	10,238
Apogee Enterprises, Inc.	764	10,505
Gibraltar Industries, Inc.*	671	10,514
Griffon Corp.	1,037	10,339
NCI Building Systems, Inc.*	896	10,492
Quanex Building Products Corp.	686	11,271
Simpson Manufacturing Co., Inc.	281	9,099
Universal Forest Products, Inc.	325	10,325

Total Building Products		91,592

Capital Markets 1.3%
Calamos Asset Management, Inc. - Class A	733	9,155
Financial Engines, Inc.*	433	10,370
Investment Technology Group, Inc.*	894	10,138
Piper Jaffray Cos.*	458	10,191
Prospect Capital Corp.	1,037	10,702
Stifel Financial Corp.*	311	11,215
SWS Group, Inc.	1,252	9,202

	Shares	Market Value
Virtus Investment Partners, Inc.*	117	$9,286

Total Capital Markets		80,259

Chemicals 2.7%
A. Schulman, Inc.	437	10,707
American Vanguard Corp.	672	10,100
Balchem Corp.	231	8,741
Calgon Carbon Corp.*	648	10,588
H.B. Fuller Co.	407	11,648
Hawkins, Inc.	255	10,098
Koppers Holdings, Inc.	283	10,751
Kraton Performance Polymers, Inc.*	486	13,822
LSB Industries, Inc.*	346	12,127
OM Group, Inc.*	440	11,937
PolyOne Corp.	844	12,171
Quaker Chemical Corp.	245	10,854
Stepan Co.	115	9,883
Tredegar Corp.	423	10,431
Zep, Inc.	633	10,369

Total Chemicals		164,227

Commercial Banks 5.6%
Bank of the Ozarks, Inc.	324	9,069
BBCN Bancorp, Inc.*	1,051	10,636
Boston Private Financial Holdings, Inc.	1,206	9,937
City Holding Co.	282	10,022
Columbia Banking System, Inc.	493	10,353
Community Bank System, Inc.	346	9,467
First BanCorp*	2,660	9,842
First Commonwealth Financial Corp.	1,860	10,304
First Financial Bancorp	567	9,854
First Financial Bankshares, Inc.	283	9,645
First Midwest Bancorp, Inc.	977	10,630
FNB Corp.	845	9,903
Glacier Bancorp, Inc.	781	10,911
Hanmi Financial Corp.*	1,292	10,646
Home Bancshares, Inc.	380	9,903
Independent Bank Corp.	343	9,515
National Penn Bancshares, Inc.	1,108	9,629
NBT Bancorp, Inc.	426	9,585
Old National Bancorp	800	9,416
PacWest Bancorp	493	10,486
Pinnacle Financial Partners, Inc.*	614	10,340
PrivateBancorp, Inc.	951	13,447
S&T Bancorp, Inc.	484	10,508
Simmons First National Corp. - Class A	341	9,395
Sterling Bancorp	1,088	10,390
Susquehanna Bancshares, Inc.	1,168	10,675
Texas Capital Bancshares, Inc.*	321	10,182
Tompkins Financial Corp.	233	9,423
UMB Financial Corp.	262	10,108
Umpqua Holdings Corp.	753	9,164
United Bankshares, Inc.	328	9,154
United Community Banks, Inc.*	1,392	10,565
Wilshire Bancorp, Inc.*	2,915	10,202
Wintrust Financial Corp.	341	10,452

Total Commercial Banks		343,758

Commercial Services & Supplies 2.5%
ABM Industries, Inc.	452	9,808
Consolidated Graphics, Inc.*	187	9,498
Encore Capital Group, Inc.*	466	10,951
G&K Services, Inc. - Class A	342	11,238
Geo Group, Inc.(The)*	547	9,616
Healthcare Services Group, Inc.	530	9,906
Interface, Inc. - Class A	821	10,911
Mobile Mini, Inc.*	569	11,835

GUGGENHEIM S&P SMALLCAP 600 EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2012

	Shares	Market Value
Portfolio Recovery Associates, Inc.*	144	$9,353
Standard Register Co.(The)	4,043	8,126
SYKES Enterprises, Inc.*	618	10,834
Tetra Tech, Inc.*	432	9,992
Unifirst Corp.	165	9,963
United Stationers, Inc.	296	9,570
Viad Corp.	538	10,884

Total Commercial Services & Supplies		152,485

Communications Equipment 2.0%
Arris Group, Inc.*	896	10,465
Bel Fuse, Inc. - Class B	479	9,700
Black Box Corp.	331	10,235
Blue Coat Systems, Inc.*	369	9,505
Comtech Telecommunications Corp.	323	9,968
Digi International, Inc.*	878	9,913
Harmonic, Inc.*	1,864	10,942
Netgear, Inc.*	262	10,433
Oplink Communications, Inc.*	589	11,032
PC-Tel, Inc.	1,409	10,483
Symmetricom, Inc.*	1,706	10,645
ViaSat, Inc.*	197	9,365

Total Communications Equipment		122,686

Computers & Peripherals 1.2%
Avid Technology, Inc.*	1,179	11,424
Intermec, Inc.*	1,315	11,099
Intevac, Inc.*	1,238	10,313
Novatel Wireless, Inc.*	3,100	8,897
Stratasys, Inc.*	311	11,429
Super Micro Computer, Inc.*	621	10,482
Synaptics, Inc.*	299	11,455

Total Computers & Peripherals		75,099

Construction & Engineering 0.8%
Aegion Corp.*	621	10,601
Comfort Systems USA, Inc.	879	10,513
Dycom Industries, Inc.*	462	9,873
EMCOR Group, Inc.	364	10,494
Orion Marine Group, Inc.*	1,439	10,418

Total Construction & Engineering		51,899

Construction Materials 0.5%
Eagle Materials, Inc.	392	11,529
Headwaters, Inc.*	3,735	9,898
Texas Industries, Inc.	324	10,128

Total Construction Materials		31,555

Consumer Finance 0.6%
Cash America International, Inc.	197	8,640
EZCORP, Inc. - Class A*	350	9,387
First Cash Financial Services, Inc.*	253	10,183
World Acceptance Corp.*	133	8,475

Total Consumer Finance		36,685

Containers & Packaging 0.2%
Myers Industries, Inc.	707	9,410

Total Containers & Packaging		9,410

Distributors 0.4%
Pool Corp.	325	11,060
VOXX International Corp.*	1,195	15,200

Total Distributors		26,260

Diversified Consumer Services 1.4%
American Public Education, Inc.*	222	8,924
Capella Education Co.*	276	11,683
Career Education Corp.*	1,330	13,446
Coinstar, Inc.*	203	10,095
Corinthian Colleges, Inc.*	4,246	12,781

	Shares	Market Value
Hillenbrand, Inc.	435	$10,201
Lincoln Educational Services Corp.	1,222	10,668
Universal Technical Institute, Inc.*	759	10,588

Total Diversified Consumer Services		88,386

Diversified Financial Services 0.2%
Interactive Brokers Group, Inc. - Class A	638	9,647

Total Diversified Financial Services		9,647

Diversified Telecommunication Services 1.0%
Atlantic Tele-Network, Inc.	240	8,662
Cbeyond, Inc.*	1,185	10,072
Cincinnati Bell, Inc.*	3,079	10,622
General Communication, Inc. - Class A*	899	9,359
Lumos Networks Corp.	578	8,687
Neutral Tandem, Inc.*	923	11,344

Total Diversified Telecommunication Services		58,746

Electric Utilities 0.8%
Allete, Inc.	233	9,658
Central Vermont Public Service Corp.	264	9,285
El Paso Electric Co.	283	9,849
UIL Holdings Corp.	273	9,440
Unisource Energy Corp.	254	9,464

Total Electric Utilities		47,696

Electrical Equipment 1.6%
AZZ, Inc.	213	10,456
Belden, Inc.	283	11,097
Brady Corp. - Class A	293	9,484
Encore Wire Corp.	359	9,801
EnerSys*	381	11,041
Franklin Electric Co., Inc.	219	10,963
II-VI, Inc.*	532	12,241
Powell Industries, Inc.*	294	10,175
Vicor Corp.	1,193	10,654

Total Electrical Equipment		95,912

Electronic Equipment, Instruments & Components 5.2%
Agilysys, Inc.*	1,200	9,768
Anixter International, Inc.*	161	10,547
Badger Meter, Inc.	334	10,735
Benchmark Electronics, Inc.*	714	12,281
Brightpoint, Inc.*	985	11,544
Checkpoint Systems, Inc.*	795	8,363
Cognex Corp.	265	11,011
CTS Corp.	1,026	10,322
Daktronics, Inc.	976	10,677
DTS, Inc.*	342	9,689
Electro Scientific Industries, Inc.	718	10,899
FARO Technologies, Inc.*	207	11,236
FEI Co.*	237	10,442
Insight Enterprises, Inc.*	606	11,187
Littelfuse, Inc.	218	11,055
Measurement Specialties, Inc.*	335	10,887
Mercury Computer Systems, Inc.*	717	9,601
Methode Electronics, Inc.	1,109	11,012
MTS Systems Corp.	234	10,738
Newport Corp.*	679	12,541
OSI Systems, Inc.*	199	10,692
Park Electrochemical Corp.	349	10,599
Plexus Corp.*	336	12,180
Pulse Electronics Corp.*	3,394	9,741
Radisys Corp.*	1,820	10,975
Rofin-Sinar Technologies, Inc.*	415	11,774
Rogers Corp.*	232	8,916
Scansource, Inc.*	271	10,181
SYNNEX Corp.*	320	11,578

2

GUGGENHEIM S&P SMALLCAP 600 EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2012

	Shares	Market Value
TTM Technologies, Inc.*	840	$10,307

Total Electronic Equipment, Instruments & Components		321,478

Energy Equipment & Services 2.0%
Basic Energy Services, Inc.*	534	9,617
Bristow Group, Inc.	203	9,959
Exterran Holdings, Inc.*	1,007	9,345
Gulf Island Fabrication, Inc.	342	10,380
Hornbeck Offshore Services, Inc.*	296	9,676
ION Geophysical Corp.*	1,590	11,814
Lufkin Industries, Inc.	139	10,455
Matrix Service Co.*	1,060	12,338
OYO Geospace Corp.*	128	11,265
Pioneer Drilling Co.*	1,029	9,179
SEACOR Holdings, Inc.*	107	9,794
Tetra Technologies, Inc.*	1,102	10,293

Total Energy Equipment & Services		124,115

Food & Staples Retailing 0.8%
Andersons, Inc.(The)	214	8,678
Casey’s General Stores, Inc.	192	9,781
Nash Finch Co.	320	9,347
Spartan Stores, Inc.	506	9,482
United Natural Foods, Inc.*	242	10,660

Total Food & Staples Retailing		47,948

Food Products 1.8%
B&G Foods, Inc.	400	9,064
Cal-Maine Foods, Inc.	271	10,287
Calavo Growers, Inc.	358	9,738
Darling International, Inc.*	744	11,368
Diamond Foods, Inc.	340	12,356
Hain Celestial Group, Inc.(The)*	250	9,648
J&J Snack Foods Corp.	177	9,032
Sanderson Farms, Inc.	176	8,965
Seneca Foods Corp. - Class A*	372	10,762
Snyders-Lance, Inc.	421	9,679
TreeHouse Foods, Inc.*	146	8,255

Total Food Products		109,154

Gas Utilities 0.9%
Laclede Group, Inc.(The)	235	9,790
New Jersey Resources Corp.	196	9,353
Northwest Natural Gas Co.	197	9,367
Piedmont Natural Gas Co., Inc.	275	9,053
South Jersey Industries, Inc.	169	9,275
Southwest Gas Corp.	232	9,698

Total Gas Utilities		56,536

Health Care Equipment & Supplies 3.9%
Abaxis, Inc.*	335	9,072
Align Technology, Inc.*	384	9,047
Analogic Corp.	168	9,531
Cantel Medical Corp.	352	11,113
CONMED Corp.*	373	10,966
CryoLife, Inc.*	2,026	10,819
Cyberonics, Inc.*	287	9,327
Greatbatch, Inc.*	452	10,586
Haemonetics Corp.*	158	10,264
ICU Medical, Inc.*	210	9,759
Integra LifeSciences Holdings Corp.*	302	8,915
Invacare Corp.	611	10,436
Kensey Nash Corp.	440	10,212
Meridian Bioscience, Inc.	501	8,737
Merit Medical Systems, Inc.*	678	9,567
Natus Medical, Inc.*	1,007	11,389
Neogen Corp.*	270	8,794
NuVasive, Inc.*	814	12,617

	Shares	Market Value
Palomar Medical Technologies, Inc.*	1,117	$10,109
SonoSite, Inc.*	173	9,326
SurModics, Inc.*	696	10,036
Symmetry Medical, Inc.*	1,153	8,659
West Pharmaceutical Services, Inc.	256	10,363
Zoll Medical Corp.*	153	10,493

Total Health Care Equipment & Supplies		240,137

Health Care Providers & Services 3.8%
Air Methods Corp.*	111	9,357
Almost Family, Inc.*	629	11,850
Amedisys, Inc.*	883	9,272
AMN Healthcare Services, Inc.*	2,048	10,424
Amsurg Corp.*	356	9,167
Bio-Reference Labs, Inc.*	600	11,610
Centene Corp.*	242	10,938
Chemed Corp.	186	10,442
CorVel Corp.*	213	10,369
Cross Country Healthcare, Inc.*	1,672	10,316
Ensign Group, Inc.(The)	368	9,756
Gentiva Health Services, Inc.*	1,573	11,420
Hanger Orthopedic Group, Inc.*	530	10,383
Healthways, Inc.*	1,407	10,637
IPC The Hospitalist Co., Inc.*	205	6,907
Kindred Healthcare, Inc.*	812	9,963
Landauer, Inc.	186	10,569
LHC Group, Inc.*	720	10,670
Magellan Health Services, Inc.*	193	9,422
Molina Healthcare, Inc.*	432	13,224
MWI Veterinary Supply, Inc.*	136	10,677
PharMerica Corp.*	612	7,681
PSS World Medical, Inc.*	386	9,368

Total Health Care Providers & Services		234,422

Health Care Technology 0.7%
Computer Programs & Systems, Inc.	199	11,393
Medidata Solutions, Inc.*	433	9,050
Omnicell, Inc.*	552	8,545
Quality Systems, Inc.	265	10,748

Total Health Care Technology		39,736

Hotels, Restaurants & Leisure 4.0%
Biglari Holdings, Inc.*	25	9,899
BJ’s Restaurants, Inc.*	204	10,206
Boyd Gaming Corp.*	1,490	13,067
Buffalo Wild Wings, Inc.*	149	9,917
CEC Entertainment, Inc.	273	9,601
Cracker Barrel Old Country Store, Inc.	188	9,864
DineEquity, Inc.*	215	10,217
Interval Leisure Group, Inc.*	707	9,615
Jack in the Box, Inc.*	452	9,582
Marcus Corp.	738	8,937
Marriott Vacations Worldwide Corp.*	507	10,520
Monarch Casino & Resort, Inc.*	933	9,937
Multimedia Games Holding Co., Inc.*	1,201	9,068
O’Charleys, Inc.*	1,726	11,202
P.F. Chang’s China Bistro, Inc.	313	10,191
Papa John’s International, Inc.*	254	9,840
Peet’s Coffee & Tea, Inc.*	154	9,366
Pinnacle Entertainment, Inc.*	987	9,574
Red Robin Gourmet Burgers, Inc.*	326	10,012
Ruby Tuesday, Inc.*	1,392	10,454
Ruth’s Hospitality Group, Inc*	1,792	11,093
Shuffle Master, Inc.*	841	10,765
Sonic Corp.*	1,384	9,480
Texas Roadhouse, Inc.	650	9,854

Total Hotels, Restaurants & Leisure		242,261

3

GUGGENHEIM S&P SMALLCAP 600 EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2012

	Shares	Market Value
Household Durables 1.7%
Blyth, Inc.	161	$10,135
Ethan Allen Interiors, Inc.	421	9,936
Helen of Troy Ltd.*	313	10,069
iRobot Corp.*	307	10,143
La-Z-Boy, Inc.*	813	10,715
M/I Homes, Inc.*	1,001	11,361
Meritage Homes Corp.*	437	10,576
Ryland Group, Inc.(The)	639	11,630
Standard Pacific Corp.*	3,098	11,277
Universal Electronics, Inc.*	578	10,693

Total Household Durables		106,535

Household Products 0.3%
Central Garden and Pet Co. - Class A*	1,098	10,387
WD-40 Co.	228	9,973

Total Household Products		20,360

Industrial Conglomerates 0.2%
Standex International Corp.	270	10,824

Total Industrial Conglomerates		10,824

Insurance 2.8%
AMERISAFE, Inc.*	394	9,685
Delphi Financial Group, Inc. - Class A	367	16,335
eHealth, Inc.*	622	10,064
Employers Holdings, Inc.	524	9,411
Horace Mann Educators Corp.	705	11,026
Infinity Property & Casualty Corp.	165	9,616
Meadowbrook Insurance Group, Inc.	907	9,043
National Financial Partners Corp.*	726	11,181
Navigators Group, Inc.(The)*	196	9,365
Presidential Life Corp.	909	10,135
ProAssurance Corp.	118	9,632
RLI Corp.	129	9,200
Safety Insurance Group, Inc.	233	9,765
Selective Insurance Group, Inc.	532	9,565
Stewart Information Services Corp.	820	11,193
Tower Group, Inc.	460	9,931
United Fire & Casualty Co.	461	9,050

Total Insurance		174,197

Internet & Catalog Retail 0.5%
Blue Nile, Inc.*	245	9,886
Nutrisystem, Inc.	711	8,461
PetMed Express, Inc.	934	11,647

Total Internet & Catalog Retail		29,994

Internet Software & Services 2.0%
comScore, Inc.*	485	10,743
DealerTrack Holdings, Inc.*	344	9,401
Digital River, Inc.*	639	10,230
InfoSpace, Inc.*	907	11,165
j2 Global, Inc.	355	9,571
Liquidity Services, Inc.*	241	8,317
LivePerson, Inc.*	705	8,460
LogMeIn, Inc.*	225	8,962
Perficient, Inc.*	1,119	12,454
Stamps.com, Inc.*	377	11,691
United Online, Inc.	1,788	10,156
XO Group, Inc.*	1,138	9,377

Total Internet Software & Services		120,527

IT Services 2.0%
CACI International, Inc. - Class A*	166	9,743
Cardtronics, Inc.*	346	8,840
CIBER, Inc.*	2,546	11,075
CSG Systems International, Inc.*	635	10,331
Forrester Research, Inc.*	281	9,818

	Shares	Market Value
Heartland Payment Systems, Inc.	393	$9,432
Higher One Holdings, Inc.*	514	8,707
iGate Corp.*	582	10,604
MAXIMUS, Inc.	229	10,312
NCI, Inc. - Class A*	759	5,556
TeleTech Holdings, Inc.*	584	9,905
Virtusa Corp.*	601	9,610
Wright Express Corp.*	175	9,576

Total IT Services		123,509

Leisure Equipment & Products 0.9%
Arctic Cat, Inc.*	475	14,174
Brunswick Corp.	550	11,737
Callaway Golf Co.	1,654	11,082
Jakks Pacific, Inc.	529	8,083
Sturm Ruger & Co., Inc.	279	11,062

Total Leisure Equipment & Products		56,138

Life Sciences Tools & Services 0.9%
Affymetrix, Inc.*	2,388	11,486
Cambrex Corp.*	1,206	9,479
Enzo Biochem, Inc.*	4,449	11,345
eResearchTechnology, Inc.*	2,022	11,202
PAREXEL International Corp.*	470	11,327

Total Life Sciences Tools & Services		54,839

Machinery 3.1%
Actuant Corp. - Class A	445	11,281
Albany International Corp. - Class A	394	9,464
Astec Industries, Inc.*	287	9,706
Barnes Group, Inc.	391	9,888
Briggs & Stratton Corp.	588	9,179
Cascade Corp.	203	11,534
CIRCOR International, Inc.	277	10,501
EnPro Industries, Inc.*	279	9,852
ESCO Technologies, Inc.	341	10,254
Federal Signal Corp.*	2,153	9,107
John Bean Technologies Corp.	606	9,944
Kaydon Corp.	316	10,782
Lindsay Corp.	182	11,126
Lydall, Inc.*	1,023	9,637
Mueller Industries, Inc.	243	10,743
Robbins & Myers, Inc.	192	9,324
Tennant Co.	236	9,081
Toro Co.(The)	157	9,952
Watts Water Technologies, Inc. - Class A	266	10,254

Total Machinery		191,609

Media 0.8%
Arbitron, Inc.	261	9,320
Digital Generation, Inc.*	777	10,800
E.W. Scripps Co. - Class A*	1,185	10,037
Harte-Hanks, Inc.	983	9,486
Live Nation Entertainment, Inc.*	1,131	11,627

Total Media		51,270

Metals & Mining 1.7%
A.M. Castle & Co.*	1,078	11,179
AK Steel Holding Corp.	1,240	11,706
AMCOL International Corp.	342	9,768
Century Aluminum Co.*	1,080	10,832
Haynes International, Inc.	177	10,754
Kaiser Aluminum Corp.	213	10,518
Materion Corp.*	385	11,323
Olympic Steel, Inc.	393	10,135
RTI International Metals, Inc.*	423	10,647
SunCoke Energy, Inc.*	521	6,997

Total Metals & Mining		103,859

4

GUGGENHEIM S&P SMALLCAP 600 EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2012

	Shares	Market Value
Multi-Utilities 0.5%
Avista Corp.	365	$9,249
CH Energy Group, Inc.	164	9,328
NorthWestern Corp.	272	9,558

Total Multi-Utilities		28,135

Multiline Retail 0.3%
Fred’s, Inc. - Class A	681	10,045
Tuesday Morning Corp.*	2,703	9,190

Total Multiline Retail		19,235

Oil, Gas & Consumable Fuels 1.8%
Approach Resources, Inc.*	318	11,171
Cloud Peak Energy, Inc.*	474	8,982
Contango Oil & Gas Co.*	157	9,778
GeoResources, Inc.*	340	10,408
Gulfport Energy Corp.*	328	10,781
Overseas Shipholding Group, Inc.	995	12,647
Penn Virginia Corp.	2,090	9,677
Petroleum Development Corp.*	262	8,156
Petroquest Energy, Inc.*	1,502	9,643
Stone Energy Corp.*	385	10,799
Swift Energy Co.*	321	10,641

Total Oil, Gas & Consumable Fuels		112,683

Paper & Forest Products 1.1%
Buckeye Technologies, Inc.	298	9,992
Clearwater Paper Corp.*	271	9,897
Deltic Timber Corp.	154	10,490
KapStone Paper and Packaging Corp.*	569	9,935
Neenah Paper, Inc.	428	10,174
Schweitzer-Mauduit International, Inc.	140	9,734
Wausau Paper Corp.	1,135	9,806

Total Paper & Forest Products		70,028

Personal Products 0.5%
Inter Parfums, Inc.	504	8,417
Medifast, Inc.*	631	10,399
Prestige Brands Holdings, Inc.*	952	12,223

Total Personal Products		31,039

Pharmaceuticals 0.9%
Hi-Tech Pharmacal Co., Inc.*	237	9,238
Medicines Co.(The)*	472	9,497
Par Pharmaceutical Cos., Inc.*	283	10,219
Questcor Pharmaceuticals, Inc.*	210	7,440
Salix Pharmaceuticals Ltd.*	210	10,122
ViroPharma, Inc.*	341	10,159

Total Pharmaceuticals		56,675

Professional Services 1.7%
CDI Corp.	706	10,569
Dolan Co.(The)*	1,019	9,609
Exponent, Inc.*	201	9,819
Heidrick & Struggles International, Inc.	439	9,649
Insperity, Inc.	378	10,592
Kelly Services, Inc. - Class A	714	11,538
Navigant Consulting, Inc.*	858	10,991
On Assignment, Inc.*	888	9,954
Resources Connection, Inc.	906	11,252
TrueBlue, Inc.*	709	11,706

Total Professional Services		105,679

Real Estate Investment Trusts (REITs) 4.9%
Acadia Realty Trust	475	9,985
BioMed Realty Trust, Inc.	526	9,768
Cedar Realty Trust, Inc.	2,265	11,302
Colonial Properties Trust	467	9,984
Cousins Properties, Inc.	1,547	11,401
DiamondRock Hospitality Co.	1,011	10,656

	Shares	Market Value
EastGroup Properties, Inc.	221	$10,498
Entertainment Properties Trust	218	9,694
Extra Space Storage, Inc.	395	10,396
Franklin Street Properties Corp.	880	8,967
Getty Realty Corp.	701	11,749
Healthcare Realty Trust, Inc.	519	10,935
Inland Real Estate Corp.	1,269	10,850
Kilroy Realty Corp.	255	10,616
Kite Realty Group Trust	2,123	10,615
LaSalle Hotel Properties	413	11,172
Lexington Realty Trust	1,253	10,776
LTC Properties, Inc.	314	10,032
Medical Properties Trust, Inc.	979	10,495
Mid-America Apartment Communities, Inc.	155	9,908
Parkway Properties, Inc.	964	9,322
Pennsylvania Real Estate Investment Trust	912	11,199
Post Properties, Inc.	218	9,742
PS Business Parks, Inc.	171	10,626
Saul Centers, Inc.	266	9,480
Sovran Self Storage, Inc.	227	10,560
Tanger Factory Outlet Centers	324	9,558
Universal Health Realty Income Trust	247	9,878
Urstadt Biddle Properties, Inc. - Class A	539	10,543

Total Real Estate Investment Trusts (REITs)		300,707

Real Estate Management & Development 0.2%
Forestar Group, Inc.*	637	10,141

Total Real Estate Management & Development		10,141

Road & Rail 0.7%
Arkansas Best Corp.	515	9,332
Heartland Express, Inc.	662	9,811
Knight Transportation, Inc.	615	10,830
Old Dominion Freight Line, Inc.*	235	10,015

Total Road & Rail		39,988

Semiconductors & Semiconductor Equipment 5.9%
Advanced Energy Industries, Inc.*	923	9,821
ATMI, Inc.*	468	10,942
Brooks Automation, Inc.	913	9,787
Cabot Microelectronics Corp.	200	10,084
CEVA, Inc.*	332	8,967
Cirrus Logic, Inc.*	618	12,626
Cohu, Inc.	823	10,806
Cymer, Inc.*	191	9,510
Diodes, Inc.*	472	12,168
DSP Group, Inc.*	1,646	9,432
Entropic Communications, Inc.*	1,882	10,991
Exar Corp.*	1,370	9,152
GT Advanced Technologies, Inc.*	1,301	11,215
Hittite Microwave Corp.*	191	10,509
Kopin Corp.*	2,308	8,955
Kulicke & Soffa Industries, Inc.*	1,058	11,437
Micrel, Inc.	916	10,589
Microsemi Corp.*	566	11,195
MKS Instruments, Inc.	342	10,311
Monolithic Power Systems, Inc.*	670	10,981
Nanometrics, Inc.*	532	10,773
Pericom Semiconductor Corp.*	1,192	9,536
Power Integrations, Inc.	283	10,185
Rubicon Technology, Inc.*	959	10,386
Rudolph Technologies, Inc.*	1,085	11,100
Sigma Designs, Inc.*	1,603	9,666
Standard Microsystems Corp.*	370	9,531
STR Holdings, Inc.*	1,222	13,063
Supertex, Inc.*	497	9,185
Tessera Technologies, Inc.*	574	11,365

5

GUGGENHEIM S&P SMALLCAP 600 EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	January 31, 2012

	Shares	Market Value
TriQuint Semiconductor, Inc.*	2,024	$12,124
Ultratech, Inc.*	401	11,729
Veeco Instruments, Inc.*	406	9,910
Volterra Semiconductor Corp.*	383	11,555

Total Semiconductors & Semiconductor Equipment		359,586

Software 3.1%
Blackbaud, Inc.	327	9,951
Bottomline Technologies, Inc.*	426	11,647
CommVault Systems, Inc.*	197	9,259
Ebix, Inc.	445	11,027
EPIQ Systems, Inc.	768	9,362
Interactive Intelligence Group*	388	10,014
JDA Software Group, Inc.*	278	8,193
Manhattan Associates, Inc.*	209	9,173
MicroStrategy, Inc. - Class A*	85	9,785
Monotype Imaging Holdings, Inc.*	572	8,929
Netscout Systems, Inc.*	530	10,950
OPNET Technologies, Inc.	249	8,827
Progress Software Corp.*	454	10,592
Sourcefire, Inc.*	262	8,127
Synchronoss Technologies, Inc.*	293	9,792
Take-Two Interactive Software, Inc.*	671	10,468
Taleo Corp. - Class A*	232	8,354
THQ, Inc.*	11,968	8,017
Tyler Technologies, Inc.*	310	10,890
Websense, Inc.*	498	9,412

Total Software		192,769

Specialty Retail 5.2%
Big 5 Sporting Goods Corp.	966	7,670
Brown Shoe Co., Inc.	1,023	9,667
Buckle, Inc.(The)	238	10,384
Cabela’s, Inc.*	375	9,780
Cato Corp.(The) - Class A	372	9,973
Children’s Place Retail Stores, Inc.(The)*	165	8,232
Christopher & Banks Corp.	3,843	7,955
Coldwater Creek, Inc.*	9,489	8,350
Finish Line, Inc.(The) - Class A	443	9,370
Genesco, Inc.*	158	9,649
Group 1 Automotive, Inc.	186	9,921
Haverty Furniture Cos., Inc.	791	9,872
Hibbett Sports, Inc.*	206	9,874
HOT Topic, Inc.	1,344	9,838
JOS A Bank Clothiers, Inc.*	190	9,073
Kirkland’s, Inc.*	769	11,512
Lithia Motors, Inc. - Class A	405	8,995
Lumber Liquidators Holdings, Inc.*	583	12,453
MarineMax, Inc.*	1,455	11,960
Men’s Wearhouse, Inc.(The)	290	10,002
Midas, Inc.*	1,030	8,755
Monro Muffler Brake, Inc.	232	9,730
OfficeMax, Inc.*	2,080	11,502
PEP Boys-Manny Moe & Jack*	851	12,765
Rue21, Inc.*	430	10,410
Select Comfort Corp.*	487	12,214
Sonic Automotive, Inc. - Class A	616	9,604
Stage Stores, Inc.	651	10,012
Stein Mart, Inc.*	1,405	10,186
Vitamin Shoppe, Inc.*	260	11,112
Zale Corp.*	2,348	6,692
Zumiez, Inc.*	326	9,311

Total Specialty Retail		316,823

Textiles, Apparel & Luxury Goods 2.3%
Crocs, Inc.*	622	11,830
Iconix Brand Group, Inc.*	549	10,107

	Shares	Market Value
K-Swiss, Inc. - Class A*	3,563	$12,043
Liz Claiborne, Inc.*	1,170	10,881
Maidenform Brands, Inc.*	513	10,260
Movado Group, Inc.	517	9,518
Oxford Industries, Inc.	224	11,408
Perry Ellis International, Inc.*	697	10,831
Quiksilver, Inc.*	2,695	12,020
Skechers U.S.A., Inc. - Class A*	752	9,144
Steven Madden Ltd.*	278	11,437
True Religion Apparel, Inc.*	270	9,785
Wolverine World Wide, Inc.	261	10,203

Total Textiles, Apparel & Luxury Goods		139,467

Thrifts & Mortgage Finance 1.2%
Bank Mutual Corp.	2,782	11,156
Brookline Bancorp, Inc.	1,162	10,771
Dime Community Bancshares, Inc.	791	10,900
Northwest Bancshares, Inc.	756	9,314
Oritani Financial Corp.	728	9,442
Provident Financial Services, Inc.	713	9,868
TrustCo Bank Corp. NY	1,715	9,587

Total Thrifts & Mortgage Finance		71,038

Tobacco 0.2%
Alliance One International, Inc.*	3,120	9,079

Total Tobacco		9,079

Trading Companies & Distributors 0.5%
Applied Industrial Technologies, Inc.	274	10,571
Kaman Corp.	333	10,380
Lawson Products, Inc.	604	10,141

Total Trading Companies & Distributors		31,092

Water Utilities 0.2%
American States Water Co.	271	9,802

Total Water Utilities		9,802

Wireless Telecommunication Services 0.3%
NTELOS Holdings Corp.	462	10,548
USA Mobility, Inc.	663	9,381

Total Wireless Telecommunication Services		19,929

Total Common Stocks (Cost $5,645,730)		6,133,047

SHORT TERM INVESTMENTS 0.4%

SSgA Government Money Market Fund	24,702	24,702

Total Short Term Investments (Cost $24,702)		24,702

Total Investments 100.5%(a) (Cost $5,670,432)		6,157,749

Liabilities in Excess of Other Assets – (0.5)%		(28,593)

Net Assets – 100.0%		$6,129,156

*	Non-Income Producing Security.
(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

6

GUGGENHEIM RUSSELL MIDCAP® EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2012

	Shares	Market Value
COMMON STOCKS 99.6%

Aerospace & Defense 1.1%
Alliant Techsystems, Inc.	871	$51,746
BE Aerospace, Inc.*	1,299	54,818
Exelis, Inc.	5,592	55,864
Goodrich Corp.	390	48,653
Huntington Ingalls Industries, Inc.*	1,573	59,271
L-3 Communications Holdings, Inc.	733	51,852
Rockwell Collins, Inc.	891	51,580
Spirit Aerosystems Holdings, Inc. - Class A*	2,457	55,872
Textron, Inc.	2,756	70,223
TransDigm Group, Inc.*	504	52,683

Total Aerospace & Defense		552,562

Air Freight & Logistics 0.3%
C.H. Robinson Worldwide, Inc.	717	49,358
Expeditors International of Washington, Inc.	1,183	52,821
UTi Worldwide, Inc.	3,579	53,291

Total Air Freight & Logistics		155,470

Airlines 0.4%
Copa Holdings SA - Class A	804	54,785
Delta Air Lines, Inc.*	5,984	63,131
Southwest Airlines Co.	5,860	56,139
United Continental Holdings, Inc.*	2,445	56,479

Total Airlines		230,534

Auto Components 0.7%
Autoliv, Inc.	771	48,642
BorgWarner, Inc.*	606	45,226
Federal-Mogul Corp.*	2,820	46,784
Gentex Corp.	1,374	36,919
Goodyear Tire & Rubber Co. (The)*	2,887	37,531
Lear Corp.	1,053	44,121
TRW Automotive Holdings Corp.*	1,225	45,962
Visteon Corp.*	754	36,192

Total Auto Components		341,377

Automobiles 0.3%
Harley-Davidson, Inc.	1,058	46,753
Tesla Motors, Inc.*	1,316	38,256
Thor Industries, Inc.	1,662	50,957

Total Automobiles		135,966

Beverages 2.4%
Beam, Inc.	3,317	173,512
Brown-Forman Corp. - Class B	2,141	173,871
Coca-Cola Enterprises, Inc.	6,602	176,868
Constellation Brands, Inc. - Class A*	8,536	178,402
Dr Pepper Snapple Group, Inc.	4,404	170,963
Molson Coors Brewing Co. - Class B	4,086	175,249
Monster Beverage Corp.*	1,751	182,997

Total Beverages		1,231,862

Biotechnology 1.8%
Alexion Pharmaceuticals, Inc.*	1,188	91,191
Amylin Pharmaceuticals, Inc.*	7,469	106,284
BioMarin Pharmaceutical, Inc.*	2,347	83,718
Dendreon Corp.*	10,574	143,595
Human Genome Sciences, Inc.*	10,486	103,182
Myriad Genetics, Inc.*	3,812	90,192
Regeneron Pharmaceuticals, Inc.*	1,468	133,382
United Therapeutics Corp.*	1,819	89,458
Vertex Pharmaceuticals, Inc.*	2,645	97,733

Total Biotechnology		938,735

	Shares	Market Value
Building Products 0.9%
Armstrong World Industries, Inc.	2,000	$93,400
Fortune Brands Home & Security, Inc.*	2,455	45,589
Lennox International, Inc.	2,444	88,473
Masco Corp.	9,224	111,334
Owens Corning*	3,189	107,629

Total Building Products		446,425

Capital Markets 1.4%
Affiliated Managers Group, Inc.*	346	34,776
American Capital Ltd.*	4,794	39,407
Ameriprise Financial, Inc.	701	37,538
Ares Capital Corp.	2,172	34,426
E*Trade Financial Corp.*	3,682	30,156
Eaton Vance Corp.	1,368	35,144
Federated Investors, Inc. - Class B	2,103	35,919
Greenhill & Co., Inc.	818	38,086
Invesco Ltd.	1,635	36,902
Janus Capital Group, Inc.	5,103	40,161
Jefferies Group, Inc.	2,541	38,649
Lazard Ltd. - Class A	1,386	39,806
Legg Mason, Inc.	1,299	33,085
LPL Investment Holdings, Inc.*	1,121	36,825
Northern Trust Corp.	807	33,256
Raymond James Financial, Inc.	1,074	37,590
SEI Investments Co.	2,003	36,795
T. Rowe Price Group, Inc.	574	33,200
TD Ameritrade Holding Corp.	2,024	32,607
Waddell & Reed Financial, Inc. - Class A	1,246	34,203

Total Capital Markets		718,531

Chemicals 4.6%
Airgas, Inc.	1,093	86,270
Albemarle Corp.	1,643	105,661
Ashland, Inc.	1,562	98,500
Cabot Corp.	2,605	94,301
Celanese Corp. - Series A	1,956	95,277
CF Industries Holdings, Inc.	616	109,266
Cytec Industries, Inc.	1,846	92,042
Eastman Chemical Co.	2,274	114,428
Ecolab, Inc.	1,517	91,687
FMC Corp.	1,009	93,514
Huntsman Corp.	8,531	108,600
International Flavors & Fragrances, Inc.	1,584	88,403
Intrepid Potash, Inc.*	3,926	93,792
Kronos Worldwide, Inc.	4,766	109,713
PPG Industries, Inc.	1,019	91,282
Rockwood Holdings, Inc.*	2,164	109,282
RPM International, Inc.	3,568	89,307
Scotts Miracle-Gro Co. (The) - Class A	1,877	88,895
Sherwin-Williams Co. (The)	990	96,555
Sigma-Aldrich Corp.	1,317	89,609
Solutia, Inc.*	5,524	151,910
Valspar Corp.	2,294	99,193
Westlake Chemical Corp.	2,125	124,206
WR Grace & Co*	1,997	106,919

Total Chemicals		2,428,612

Commercial Banks 1.8%
Associated Banc-Corp.	3,100	38,626
Bank of Hawaii Corp.	750	34,290
BOK Financial Corp.	588	32,752
CapitalSource, Inc.	5,239	36,201
CIT Group, Inc.*	934	35,623
City National Corp.	744	34,135
Comerica, Inc.	1,261	34,892
Commerce Bancshares, Inc.	864	33,540

GUGGENHEIM RUSSELL MIDCAP® EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2012

	Shares	Market Value
Cullen/Frost Bankers, Inc.	622	$34,627
East West Bancorp, Inc.	1,713	37,617
Fifth Third Bancorp	2,652	34,503
First Citizens BancShares Inc. - Class A	185	32,638
First Horizon National Corp.	4,234	36,963
First Niagara Financial Group, Inc.	3,635	34,787
First Republic Bank/San Franciso*	1,080	32,378
Fulton Financial Corp.	3,437	31,930
Huntington Bancshares, Inc.	6,255	35,716
KeyCorp	4,425	34,382
M&T Bank Corp.	445	35,484
Popular, Inc.*	25,272	39,677
Regions Financial Corp.	7,839	40,920
SunTrust Banks, Inc.	1,930	39,700
Synovus Financial Corp.	24,114	41,958
TCF Financial Corp.	3,184	31,967
Valley National Bancorp	2,742	32,685
Zions Bancorp	2,100	35,364

Total Commercial Banks		923,355

Commercial Services & Supplies 1.1%
Avery Dennison Corp.	1,742	47,295
Cintas Corp.	1,594	59,058
Copart, Inc.*	1,056	49,674
Corrections Corp. of America*	2,190	51,531
Covanta Holding Corp.	3,428	48,986
Iron Mountain, Inc.	1,623	50,021
KAR Auction Services, Inc.*	2,874	42,363
Pitney Bowes, Inc.	2,593	49,189
R.R. Donnelley & Sons Co.	3,417	38,817
Republic Services, Inc.	1,775	51,972
Stericycle, Inc.*	615	51,672
Waste Connections, Inc.	1,506	48,659

Total Commercial Services & Supplies		589,237

Communications Equipment 1.3%
Acme Packet, Inc.*	1,713	50,071
Brocade Communications Systems, Inc.*	10,604	59,488
Ciena Corp.*	5,119	74,481
EchoStar Corp. - Class A*	2,616	68,618
F5 Networks, Inc.*	525	62,864
Harris Corp.	1,661	68,101
JDS Uniphase Corp.*	5,723	72,625
Motorola Mobility Holdings, Inc.*	1,491	57,597
Polycom, Inc.*	3,435	68,528
Riverbed Technology, Inc.*	2,316	55,445
Tellabs, Inc.	14,641	55,636

Total Communications Equipment		693,454

Computers & Peripherals 0.8%
Diebold, Inc.	1,922	60,908
Fusion-io, Inc.*	2,267	52,390
Lexmark International, Inc. - Class A*	1,470	51,303
NCR Corp.*	3,552	66,529
QLogic Corp.*	3,956	68,518
SanDisk Corp.*	1,158	53,129
Western Digital Corp.*	1,857	67,502

Total Computers & Peripherals		420,279

Construction & Engineering 0.8%
Aecom Technology Corp.*	2,402	54,982
Chicago Bridge & Iron Co. NV	1,289	54,886
Fluor Corp.	956	53,765
Jacobs Engineering Group, Inc.*	1,175	52,593
KBR, Inc.	1,871	60,134
Quanta Services, Inc.*	2,363	51,041
Shaw Group, Inc. (The)*	2,094	56,831

	Shares	Market Value
URS Corp.*	1,419	$58,392

Total Construction & Engineering		442,624

Construction Materials 0.4%
Martin Marietta Materials, Inc.	1,111	91,669
Vulcan Materials Co.	2,143	93,992

Total Construction Materials		185,661

Consumer Finance 0.2%
Discover Financial Services	1,323	35,959
Green Dot Corp. - Class A*	1,001	28,408
SLM Corp.	2,442	36,508

Total Consumer Finance		100,875

Containers & Packaging 2.1%
AptarGroup, Inc.	1,670	87,541
Ball Corp.	2,423	95,127
Bemis Co., Inc.	2,858	89,398
Crown Holdings, Inc.*	2,603	93,890
Greif, Inc. - Class A	1,908	92,443
Owens-Illinois, Inc.*	4,488	107,936
Packaging Corp. of America	3,464	97,477
Rock-Tenn Co. - Class A	1,515	93,718
Sealed Air Corp.	4,769	95,046
Silgan Holdings, Inc.	2,219	92,222
Sonoco Products Co.	2,585	80,911
Temple-Inland, Inc.	2,621	83,584

Total Containers & Packaging		1,109,293

Distributors 0.2%
Genuine Parts Co.	668	42,605
LKQ Corp.*	1,328	43,293

Total Distributors		85,898

Diversified Consumer Services 0.7%
Apollo Group, Inc. - Class A*	774	40,565
Career Education Corp.*	5,590	56,515
DeVry, Inc.	1,167	44,066
Education Management Corp.*	1,682	42,941
H&R Block, Inc.	2,464	40,311
ITT Educational Services, Inc.*	743	48,941
Service Corp. International	3,945	43,790
Weight Watchers International, Inc.	669	50,931

Total Diversified Consumer Services		368,060

Diversified Financial Services 0.5%
CBOE Holdings, Inc.	1,232	31,527
Interactive Brokers Group, Inc. - Class A	2,116	31,994
IntercontinentalExchange, Inc.*	270	30,910
Leucadia National Corp.	1,418	39,364
Moody’s Corp.	942	35,071
MSCI, Inc. - Class A*	970	31,602
Nasdaq OMX Group, Inc. (The)*	1,299	32,189
NYSE Euronext	1,183	31,420

Total Diversified Financial Services		264,077

Diversified Telecommunication Services 0.8%
Frontier Communications Corp.	19,696	84,299
Level 3 Communications, Inc.*	5,600	103,880
tw telecom, Inc.*	5,164	104,054
Windstream Corp.	8,524	102,885

Total Diversified Telecommunication Services		395,118

Electric Utilities 2.3%
Edison International	2,504	102,764
Entergy Corp.	1,384	96,022
Great Plains Energy, Inc.	4,674	96,378
Hawaiian Electric Industries, Inc.	3,793	98,428
ITC Holdings Corp.	1,371	101,056
Northeast Utilities	2,836	98,551

2

GUGGENHEIM RUSSELL MIDCAP® EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2012

	Shares	Market Value
NV Energy, Inc.	6,440	$104,328
Pepco Holdings, Inc.	5,045	99,185
Pinnacle West Capital Corp.	2,135	100,900
PPL Corp.	3,406	94,653
Progress Energy, Inc.	1,809	98,283
Westar Energy, Inc.	3,624	103,067

Total Electric Utilities		1,193,615

Electrical Equipment 1.2%
AMETEK, Inc.	1,166	54,802
Babcock & Wilcox Co. (The)*	2,214	55,018
Cooper Industries PLC	916	54,154
General Cable Corp.*	1,936	59,745
GrafTech International, Ltd.*	3,442	56,517
Hubbell, Inc. - Class B	758	54,546
Polypore International, Inc.*	1,734	66,031
Regal-Beloit Corp.	957	54,329
Rockwell Automation, Inc.	633	49,292
Roper Industries, Inc.	578	53,979
Thomas & Betts Corp.*	916	65,393

Total Electrical Equipment		623,806

Electronic Equipment, Instruments & Components 1.8%
Amphenol Corp. - Class A	1,355	73,753
Arrow Electronics, Inc.*	1,675	69,161
Avnet, Inc.*	1,969	68,659
AVX Corp.	4,542	59,773
Dolby Laboratories, Inc. - Class A*	1,795	65,284
FLIR Systems, Inc.	1,911	49,208
Ingram Micro, Inc. - Class A*	3,368	63,925
IPG Photonics Corp.*	1,569	82,827
Itron, Inc.*	1,365	52,948
Jabil Circuit, Inc.	2,924	66,258
Molex, Inc.	2,448	64,725
National Instruments Corp.	1,902	51,183
Tech Data Corp.*	1,156	60,020
Trimble Navigation, Ltd.*	1,098	51,419
Vishay Intertechnology, Inc.*	6,339	77,843

Total Electronic Equipment, Instruments & Components		956,986

Energy Equipment & Services 3.7%
Atwood Oceanics, Inc.*	2,603	119,686
Cameron International Corp.*	2,102	111,826
CARBO Ceramics, Inc.	750	72,937
Core Laboratories NV	904	96,032
Diamond Offshore Drilling, Inc.	1,792	111,642
Dresser-Rand Group, Inc.*	1,955	100,155
FMC Technologies, Inc.*	2,073	105,951
Helmerich & Payne, Inc.	1,780	109,844
IHS, Inc. - Class A*	569	50,914
McDermott International, Inc.*	4,580	55,693
Nabors Industries Ltd.*	5,972	111,199
Oceaneering International, Inc.	2,262	109,910
Oil States International, Inc.*	1,413	112,602
Patterson-UTI Energy, Inc.	5,260	99,256
Rowan Cos., Inc.*	3,274	111,349
RPC, Inc.	5,865	89,441
SEACOR Holdings, Inc.*	1,195	109,378
Superior Energy Services, Inc.*	3,709	105,744
Tidewater, Inc.	972	52,342
Unit Corp.*	2,223	100,591

Total Energy Equipment & Services		1,936,492

Food & Staples Retailing 1.0%
Safeway, Inc.	7,860	172,763
SUPERVALU, Inc.	22,781	157,417

	Shares	Market Value
Whole Foods Market, Inc.	2,456	$181,817

Total Food & Staples Retailing		511,997

Food Products 5.5%
Bunge Ltd.	2,827	161,902
Campbell Soup Co.	5,136	162,811
ConAgra Foods, Inc.	6,542	174,475
Corn Products International, Inc.	3,342	185,447
Dean Foods Co.*	15,750	169,470
Flowers Foods, Inc.	8,719	168,713
Green Mountain Coffee Roasters, Inc.*	3,320	177,089
H.J. Heinz Co.	3,155	163,587
Hershey Co. (The)	2,822	172,368
Hormel Foods Corp.	5,736	165,082
J.M. Smucker Co. (The)	2,174	171,268
McCormick & Co., Inc.	3,406	172,139
Mead Johnson Nutrition Co.	2,245	166,332
Ralcorp Holdings, Inc.*	1,984	173,501
Sara Lee Corp.	9,053	173,365
Smithfield Foods, Inc.*	6,908	154,255
Tyson Foods, Inc. - Class A	8,206	152,960

Total Food Products		2,864,764

Gas Utilities 1.1%
AGL Resources, Inc.	2,451	101,741
Atmos Energy Corp.	3,061	99,207
National Fuel Gas Co.	1,730	86,984
Oneok, Inc.	1,193	99,210
Questar Corp.	5,095	98,232
UGI Corp.	3,557	95,719

Total Gas Utilities		581,093

Health Care Equipment & Supplies 2.9%
Alere, Inc.*	3,404	82,207
Boston Scientific Corp.*	14,224	84,775
C.R. Bard, Inc.	898	83,083
CareFusion Corp.*	3,156	75,586
Cooper Cos., Inc. (The)	1,173	84,620
DENTSPLY International, Inc.	2,156	81,367
Edwards Lifesciences Corp.*	1,130	93,417
Gen-Probe, Inc.*	1,343	89,887
Hill-Rom Holdings, Inc.	2,350	77,574
Hologic, Inc.*	4,532	92,407
IDEXX Laboratories, Inc.*	1,018	86,113
Intuitive Surgical, Inc.*	175	80,484
ResMed, Inc.*	3,151	91,474
Sirona Dental Systems, Inc.*	1,787	86,401
Teleflex, Inc.	1,288	78,813
Thoratec Corp.*	2,498	73,441
Varian Medical Systems, Inc.*	1,184	77,990
Zimmer Holdings, Inc.*	1,588	96,471

Total Health Care Equipment & Supplies		1,516,110

Health Care Providers & Services 3.5%
AMERIGROUP Corp.*	1,413	96,098
AmerisourceBergen Corp.	2,114	82,382
Brookdale Senior Living, Inc.*	4,998	87,965
Catalyst Health Solutions, Inc.*	1,472	80,607
CIGNA Corp.	1,773	79,483
Community Health Systems, Inc.*	4,467	83,533
Coventry Health Care, Inc.*	2,423	72,860
DaVita, Inc.*	1,042	85,246
Health Management Associates, Inc. - Class A*	10,909	69,927
Health Net, Inc.*	2,643	99,747
Henry Schein, Inc.*	1,226	86,911
Humana, Inc.	881	78,427
Laboratory Corp. of America Holdings*	929	84,901

3

GUGGENHEIM RUSSELL MIDCAP® EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2012

	Shares	Market Value
LifePoint Hospitals, Inc.*	2,137	$85,886
Lincare Holdings, Inc.	3,226	82,876
Mednax, Inc.*	1,178	83,897
Omnicare, Inc.	2,325	76,330
Patterson Cos., Inc.	2,639	85,002
Quest Diagnostics, Inc.	1,363	79,163
Tenet Healthcare Corp.*	17,509	92,623
Universal Health Services, Inc. - Class B	2,106	86,957
VCA Antech, Inc.*	3,959	88,602

Total Health Care Providers & Services		1,849,423

Health Care Technology 0.5%
Allscripts Healthcare Solutions, Inc.*	4,266	81,566
Cerner Corp.*	1,315	80,070
SXC Health Solutions Corp.*	1,342	84,627

Total Health Care Technology		246,263

Hotels, Restaurants & Leisure 1.6%
Bally Technologies, Inc.*	1,047	44,204
Brinker International, Inc.	1,606	41,515
Chipotle Mexican Grill, Inc.*	117	42,973
Choice Hotels International, Inc.	1,054	38,303
Darden Restaurants, Inc.	892	40,916
Dunkin’ Brands Group, Inc.*	1,557	43,051
Hyatt Hotels Corp. - Class A*	1,118	47,649
International Game Technology	2,396	38,168
Marriott International, Inc. - Class A	1,343	46,266
Marriott Vacations Worldwide Corp.*	2,082	43,202
MGM Resorts International*	4,043	52,761
Panera Bread Co. - Class A*	285	42,251
Penn National Gaming, Inc.*	1,103	45,157
Royal Caribbean Cruises Ltd.	1,481	40,254
Starwood Hotels & Resorts Worldwide, Inc.	852	46,213
Wendy’s Co. (The)	7,522	35,278
WMS Industries, Inc.*	2,020	44,218
Wyndham Worldwide Corp.	1,112	44,213
Wynn Resorts Ltd.	371	42,750

Total Hotels, Restaurants & Leisure		819,342

Household Durables 1.2%
DR Horton, Inc.	3,214	44,739
Garmin Ltd.	1,009	42,075
Harman International Industries, Inc.	1,064	44,901
Jarden Corp.	1,305	43,966
Leggett & Platt, Inc.	1,762	37,813
Lennar Corp. - Class A	2,069	44,463
Mohawk Industries, Inc.*	723	44,219
Newell Rubbermaid, Inc.	2,569	47,449
NVR, Inc.*	60	41,595
Pulte Homes, Inc.*	6,500	48,425
Tempur-Pedic International, Inc.*	754	50,299
Toll Brothers, Inc.*	1,967	42,900
Tupperware Brands Corp.	707	44,428
Whirlpool Corp.	810	43,999

Total Household Durables		621,271

Household Products 1.0%
Church & Dwight Co., Inc.	3,740	169,684
Clorox Co. (The)	2,564	176,044
Energizer Holdings, Inc.*	2,289	176,528

Total Household Products		522,256

Independent Power Producers & Energy Traders 0.9%
AES Corp. (The)*	8,421	107,452
Calpine Corp.*	6,583	96,112
Constellation Energy Group, Inc.	2,504	91,220
GenOn Energy, Inc.*	41,121	87,588

	Shares	Market Value
NRG Energy, Inc.*	5,344	$90,207

Total Independent Power Producers & Energy Traders		472,579

Industrial Conglomerates 0.1%
Carlisle Cos., Inc.	1,118	53,362

Total Industrial Conglomerates		53,362

Insurance 2.8%
Alleghany Corp.*	112	32,407
Allied World Assurance Co. Holdings Ltd.	549	33,780
American Financial Group, Inc.	887	32,526
American National Insurance Co.	449	32,710
Aon Corp.	710	34,385
Arch Capital Group Ltd.*	869	31,327
Arthur J. Gallagher & Co.	975	32,506
Aspen Insurance Holdings Ltd.	1,231	32,695
Assurant, Inc.	816	32,314
Assured Guaranty Ltd.	2,352	36,479
Axis Capital Holdings Ltd.	1,056	32,504
Brown & Brown, Inc.	1,449	33,008
Cincinnati Financial Corp.	1,073	35,066
CNA Financial Corp.	1,230	33,862
Endurance Specialty Holdings Ltd.	870	32,538
Erie Indemnity Co. - Class A	417	31,971
Everest Re Group Ltd.	391	33,391
Fidelity National Financial, Inc. - Class A	2,046	37,217
Genworth Financial, Inc. - Class A*	5,022	38,720
Hanover Insurance Group, Inc. (The)	927	33,706
Hartford Financial Services Group, Inc.	1,960	34,339
HCC Insurance Holdings, Inc.	1,167	32,396
Kemper Corp.	1,149	34,206
Lincoln National Corp.	1,699	36,596
Markel Corp.*	79	31,843
Marsh & McLennan Cos., Inc.	1,035	32,696
MBIA, Inc.*	2,752	33,905
Mercury General Corp.	702	30,677
Old Republic International Corp.	3,419	33,780
PartnerRe Ltd.	505	33,037
Principal Financial Group, Inc.	1,354	36,978
Progressive Corp. (The)	1,756	35,612
Protective Life Corp.	1,513	37,840
Reinsurance Group of America, Inc.	644	35,092
RenaissanceRe Holdings Ltd.	442	32,315
StanCorp Financial Group, Inc.	917	35,451
Torchmark Corp.	753	34,389
Transatlantic Holdings, Inc.	581	32,216
Unum Group	1,540	35,158
Validus Holdings Ltd.	1,071	34,347
W.R. Berkley Corp.	965	33,071
White Mountains Insurance Group Ltd.	72	32,489
XL Group PLC	1,618	32,797

Total Insurance		1,454,342

Internet & Catalog Retail 0.4%
Expedia, Inc.	693	22,433
HomeAway, Inc.*	1,630	44,075
Liberty Interactive Corp. - Series A *	2,486	42,560
Netflix, Inc.*	537	64,547
TripAdvisor, Inc.*	693	22,807

Total Internet & Catalog Retail		196,422

Internet Software & Services 1.1%
Akamai Technologies, Inc.*	2,177	70,208
AOL, Inc.*	4,165	67,515
Equinix, Inc.*	568	68,137
IAC/InterActiveCorp*	1,435	61,805
LinkedIn Corp. - Class A*	855	61,688

4

GUGGENHEIM RUSSELL MIDCAP® EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2012

	Shares	Market Value
Monster Worldwide, Inc.*	6,106	$43,963
Rackspace Hosting, Inc.*	1,317	57,171
VeriSign, Inc.	1,729	64,077
VistaPrint NV*	1,164	41,648
WebMD Health Corp.*	2,187	61,324

Total Internet Software & Services		597,536

IT Services 1.9%
Alliance Data Systems Corp.*	309	34,237
Amdocs Ltd.*	2,073	61,029
Booz Allen Hamilton Holding Corp.*	2,860	50,336
Broadridge Financial Solutions, Inc.	1,408	33,750
Computer Sciences Corp.	2,314	59,771
CoreLogic, Inc.*	2,503	35,543
DST Systems, Inc.	1,242	60,622
Fidelity National Information Services, Inc.	1,252	35,757
Fiserv, Inc.*	548	34,464
FleetCor Technologies, Inc.*	1,074	36,505
Gartner, Inc.*	1,591	60,315
Genpact Ltd.*	3,264	47,752
Global Payments, Inc.	716	35,814
Lender Processing Services, Inc.	1,785	29,685
NeuStar, Inc. - Class A*	1,696	61,921
Paychex, Inc.	1,620	51,030
SAIC, Inc.*	4,768	61,316
Teradata Corp.*	1,161	62,183
Total System Services, Inc.	1,614	34,604
VeriFone Systems, Inc.*	1,380	58,926
Western Union Co. (The)	1,802	34,418

Total IT Services		979,978

Leisure Equipment & Products 0.2%
Hasbro, Inc.	1,113	38,855
Mattel, Inc.	1,383	42,873
Polaris Industries, Inc.	654	42,117

Total Leisure Equipment & Products		123,845

Life Sciences Tools & Services 2.0%
Agilent Technologies, Inc.*	1,442	61,242
Bio-Rad Laboratories, Inc. - Class A*	840	85,310
Bruker Corp.*	6,240	88,608
Charles River Laboratories International, Inc.*	2,862	96,650
Covance, Inc.*	1,716	75,178
Illumina, Inc.*	2,921	151,191
Life Technologies Corp.*	1,979	95,843
Mettler-Toledo International, Inc.*	319	55,985
PerkinElmer, Inc.	4,186	100,380
QIAGEN NV*	5,435	87,938
Techne Corp.	1,162	79,307
Waters Corp.*	660	57,136

Total Life Sciences Tools & Services		1,034,768

Machinery 3.7%
AGCO Corp.*	1,112	56,634
CNH Global NV*	1,254	52,342
Crane Co.	1,046	50,208
Donaldson Co., Inc.	700	50,610
Dover Corp.	861	54,596
Eaton Corp.	1,108	54,325
Flowserve Corp.	483	53,212
Gardner Denver, Inc.	599	44,685
Graco, Inc.	1,200	55,176
Harsco Corp.	2,427	53,952
IDEX Corp.	1,320	53,486
Ingersoll-Rand PLC	1,547	54,052
ITT Corp.	2,470	53,698
Joy Global, Inc.	565	51,240

	Shares	Market Value
Kennametal, Inc.	1,316	$56,733
Lincoln Electric Holdings, Inc.	1,283	55,105
Manitowoc Co., Inc. (The)	5,108	68,651
Navistar International Corp.*	1,306	56,537
Nordson Corp.	1,035	46,927
Oshkosh Corp.*	2,404	58,369
Pall Corp.	843	50,310
Parker Hannifin Corp.	610	49,215
Pentair, Inc.	1,327	48,860
Snap-on, Inc.	771	43,569
SPX Corp.	793	55,217
Stanley Black & Decker, Inc.	596	41,827
Terex Corp.*	3,412	67,558
Timken Co.	2,163	105,619
Toro Co. (The)	825	52,297
Trinity Industries, Inc.	1,717	54,017
Valmont Industries, Inc.	1,005	105,435
WABCO Holdings, Inc.*	939	48,687
Wabtec Corp.	721	49,598
Xylem, Inc.	4,121	106,775

Total Machinery		1,959,522

Marine 0.2%
Alexander & Baldwin, Inc.	1,162	54,963
Kirby Corp.*	751	50,144

Total Marine		105,107

Media 1.8%
AMC Networks, Inc. - Class A*	1,079	46,138
Cablevision Systems Corp. - Class A	2,739	39,852
Charter Communications, Inc. - Class A*	736	42,423
Clear Channel Outdoor Holdings, Inc. - Class A*	3,395	41,079
Discovery Communications, Inc. - Class A*	940	40,307
DISH Network Corp. - Class A	1,476	41,210
DreamWorks Animation SKG, Inc. - Class A*	2,203	39,103
Gannett Co., Inc.	2,982	42,255
Interpublic Group of Cos., Inc. (The)	4,156	42,931
John Wiley & Sons, Inc. - Class A	877	39,807
Lamar Advertising Co. - Class A*	1,665	47,636
Liberty Global, Inc. - Class A*	995	45,651
Liberty Media Corp. - Liberty Capital - Series A – Tracking Stock *	509	41,947
Madison Square Garden, Inc. (The) - Class A*	1,313	37,670
McGraw-Hill Cos., Inc. (The)	911	41,906
Morningstar, Inc.	543	32,428
Omnicom Group, Inc.	896	40,867
Pandora Media, Inc.*	3,663	48,315
Regal Entertainment Group - Class A	2,957	36,815
Scripps Networks Interactive, Inc. - Class A	919	39,848
Sirius XM Radio, Inc.*	21,521	44,979
Virgin Media, Inc.	1,788	42,626
Washington Post Co. (The) - Class B	110	41,658

Total Media		957,451

Metals & Mining 2.8%
AK Steel Holding Corp.	10,727	101,263
Allegheny Technologies, Inc.	1,871	84,925
Allied Nevada Gold Corp.*	2,729	98,053
Carpenter Technology Corp.	1,716	90,056
Cliffs Natural Resources, Inc.	1,291	93,275
Commercial Metals Co.	5,940	85,180
Compass Minerals International, Inc.	1,179	86,149
Molycorp, Inc.*	2,913	90,245
Nucor Corp.	2,136	95,031

5

GUGGENHEIM RUSSELL MIDCAP® EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2012

	Shares	Market Value
Reliance Steel & Aluminum Co.	1,798	$95,653
Royal Gold, Inc.	1,125	85,657
Schnitzer Steel Industries, Inc. - Class A	1,839	80,235
Steel Dynamics, Inc.	6,661	106,243
Titanium Metals Corp.	5,521	84,913
United States Steel Corp.	3,216	97,091
Walter Energy, Inc.	1,674	115,724

Total Metals & Mining		1,489,693

Multi-Utilities 3.2%
Alliant Energy Corp.	2,348	99,532
Ameren Corp.	3,054	96,629
CenterPoint Energy, Inc.	5,119	94,548
CMS Energy Corp.	4,745	103,583
Consolidated Edison, Inc.	1,662	97,991
DTE Energy Co.	1,890	100,567
Integrys Energy Group, Inc.	1,940	100,705
MDU Resources Group, Inc.	4,712	100,742
NiSource, Inc.	4,417	100,398
NSTAR	2,161	97,094
OGE Energy Corp.	1,857	98,161
SCANA Corp.	2,301	103,154
Sempra Energy	1,863	106,005
TECO Energy, Inc.	5,394	97,362
Vectren Corp.	3,447	98,550
Wisconsin Energy Corp.	2,986	101,524
Xcel Energy, Inc.	3,786	100,708

Total Multi-Utilities		1,697,253

Multiline Retail 0.7%
Big Lots, Inc.*	1,054	41,623
Dillard’s, Inc. - Class A	839	37,126
Dollar General Corp.*	935	39,840
Dollar Tree, Inc.*	475	40,285
Family Dollar Stores, Inc.	684	38,167
J.C. Penney Co., Inc.	1,215	50,483
Macy’s, Inc.	1,262	42,517
Nordstrom, Inc.	824	40,689
Sears Holdings Corp.*	721	30,390

Total Multiline Retail		361,120

Office Electronics 0.2%
Xerox Corp.	6,037	46,787
Zebra Technologies Corp. - Class A*	1,314	49,748

Total Office Electronics		96,535

Oil, Gas & Consumable Fuels 7.1%
Alpha Natural Resources, Inc.*	4,967	99,936
Arch Coal, Inc.	7,108	102,568
Cabot Oil & Gas Corp.	2,682	85,556
Cimarex Energy Co.	1,610	93,992
Cobalt International Energy, Inc.*	10,478	209,979
Concho Resources, Inc.*	1,053	112,313
Consol Energy, Inc.	2,753	98,392
Continental Resources, Inc.*	1,535	123,844
Denbury Resources, Inc.*	6,653	125,476
El Paso Corp.	4,106	110,328
Energen Corp.	2,040	98,267
EQT Corp.	1,864	94,169
EXCO Resources, Inc.	10,226	80,376
Forest Oil Corp.*	7,270	94,510
HollyFrontier Corp.	4,681	137,341
Kosmos Energy Ltd.*	8,874	111,458
Murphy Oil Corp.	1,915	114,134
Newfield Exploration Co.*	2,615	98,873
Noble Energy, Inc.	1,116	112,348
Peabody Energy Corp.	3,034	103,429
Pioneer Natural Resources Co.	1,172	116,380

	Shares	Market Value
Plains Exploration & Production Co.*	2,988	$112,707
QEP Resources, Inc.	3,424	98,063
Quicksilver Resources, Inc.*	13,885	69,564
Range Resources Corp.	1,647	94,735
SandRidge Energy, Inc.*	14,395	111,993
SM Energy Co.	1,417	102,846
Southern Union Co.	2,352	102,006
Spectra Energy Corp.	3,472	109,333
Sunoco, Inc.	2,696	103,419
Teekay Corp.	1,850	50,727
Tesoro Corp.*	4,734	118,492
Ultra Petroleum Corp.*	3,289	79,035
Valero Energy Corp.	4,988	119,662
Whiting Petroleum Corp.*	2,199	110,148

Total Oil, Gas & Consumable Fuels		3,706,399

Paper & Forest Products 0.5%
Domtar Corp.	1,115	96,313
International Paper Co.	3,041	94,697
MeadWestvaco Corp.	2,941	86,583

Total Paper & Forest Products		277,593

Personal Products 0.4%
Avon Products, Inc.	2,400	42,648
Herbalife Ltd.	3,161	182,959

Total Personal Products		225,607

Pharmaceuticals 1.1%
Endo Pharmaceuticals Holdings, Inc.*	2,161	80,324
Forest Laboratories, Inc.*	2,615	83,105
Hospira, Inc.*	2,700	93,042
Mylan, Inc.*	3,784	78,518
Perrigo Co.	780	74,568
Warner Chilcott PLC - Class A*	5,276	89,006
Watson Pharmaceuticals, Inc.*	1,252	73,405

Total Pharmaceuticals		571,968

Professional Services 0.6%
Dun & Bradstreet Corp. (The)	445	36,850
Equifax, Inc.	848	33,047
Manpower, Inc.	1,364	54,710
Nielsen Holdings NV*	1,359	39,384
Robert Half International, Inc.	1,758	48,679
Towers Watson & Co. - Class A	773	46,225
Verisk Analytics, Inc. - Class A*	1,240	49,687

Total Professional Services		308,582

Real Estate Investment Trusts (REITs) 2.9%
Alexandria Real Estate Equities, Inc.	487	35,264
American Capital Agency Corp.	1,090	31,959
Annaly Capital Management, Inc.	1,945	32,754
Apartment Investment & Management Co. - Class A	1,509	37,061
AvalonBay Communities, Inc.	257	34,955
Boston Properties, Inc.	341	35,481
Brandywine Realty Trust	3,712	39,496
BRE Properties, Inc.	679	35,186
Camden Property Trust	560	36,120
Chimera Investment Corp.	11,743	35,699
CommonWealth	1,944	38,238
Corporate Office Properties Trust	1,496	36,248
DDR Corp.	2,798	38,780
Digital Realty Trust, Inc.	496	35,147
Douglas Emmett, Inc.	1,788	37,387
Duke Realty Corp.	2,816	37,706
Equity Residential	589	35,075
Essex Property Trust, Inc.	240	34,560
Federal Realty Investment Trust	355	33,533
General Growth Properties, Inc.	2,250	35,505

6

GUGGENHEIM RUSSELL MIDCAP® EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2012

	Shares	Market Value
HCP, Inc.	826	$34,717
Health Care REIT, Inc.	627	35,871
Hospitality Properties Trust	1,463	35,448
Host Hotels & Resorts, Inc.	2,276	37,372
Kimco Realty Corp.	2,046	37,339
Liberty Property Trust	1,087	36,186
Macerich Co.(The)	652	35,404
Mack-Cali Realty Corp.	1,251	35,979
Piedmont Office Realty Trust, Inc. - Class A	1,957	36,244
Plum Creek Timber Co., Inc.	911	35,329
ProLogis, Inc.	1,166	36,974
Rayonier, Inc.	776	35,486
Realty Income Corp.	943	34,325
Regency Centers Corp.	890	36,775
Rouse Properties, Inc.*	84	1,038
Senior Housing Properties Trust	1,503	34,088
SL Green Realty Corp.	493	36,250
Taubman Centers, Inc.	523	35,057
UDR, Inc.	1,369	35,621
Ventas, Inc.	621	36,210
Vornado Realty Trust	439	35,506
Weingarten Realty Investors	1,566	38,007
Weyerhaeuser Co.	1,919	38,418

Total Real Estate Investment Trusts (REITs)		1,509,798

Real Estate Management & Development 0.4%
CBRE Group, Inc.*	2,140	41,302
Forest City Enterprises, Inc. - Class A*	2,903	38,116
Howard Hughes Corp.(The)*	663	34,357
Jones Lang LaSalle, Inc.	547	43,082
St Joe Co.(The)*	2,021	32,275

Total Real Estate Management & Development		189,132

Road & Rail 0.6%
Con-way, Inc.	1,693	53,736
Hertz Global Holdings, Inc.*	3,509	47,723
JB Hunt Transport Services, Inc.	1,102	56,279
Kansas City Southern*	747	51,274
Landstar System, Inc.	1,022	52,275
Ryder System, Inc.	928	52,228

Total Road & Rail		313,515

Semiconductors & Semiconductor Equipment 4.1%
Advanced Micro Devices, Inc.*	11,136	74,723
Altera Corp.	1,664	66,211
Analog Devices, Inc.	1,701	66,560
Atmel Corp.*	7,035	68,310
Avago Technologies Ltd.	1,973	66,964
Cree, Inc.*	2,576	65,508
Cypress Semiconductor Corp.*	3,451	59,340
Fairchild Semiconductor International, Inc.*	4,986	69,704
First Solar, Inc.*	2,397	101,345
Freescale Semiconductor Holdings I Ltd.*	4,582	73,175
International Rectifier Corp.*	2,998	68,354
Intersil Corp. - Class A	5,745	64,689
KLA-Tencor Corp.	1,231	62,941
Lam Research Corp.*	1,436	61,159
Linear Technology Corp.	1,976	65,840
LSI Corp.*	10,489	79,402
Marvell Technology Group Ltd.*	4,189	65,055
Maxim Integrated Products, Inc.	2,289	61,437
MEMC Electronic Materials, Inc.*	15,101	69,012
Microchip Technology, Inc.	1,698	62,673
Micron Technology, Inc.*	10,282	78,040
Novellus Systems, Inc.*	1,634	77,043
NVIDIA Corp.*	4,082	60,291
ON Semiconductor Corp.*	7,945	69,121

	Shares	Market Value
PMC - Sierra, Inc.*	11,201	$72,806
Silicon Laboratories, Inc.*	1,403	61,508
Skyworks Solutions, Inc.*	4,097	88,413
SunPower Corp.*	16,174	110,792
Teradyne, Inc.*	4,350	71,122
Xilinx, Inc.	1,827	65,498

Total Semiconductors & Semiconductor Equipment		2,127,036

Software 2.3%
Activision Blizzard, Inc.	4,815	59,417
ANSYS, Inc.*	972	58,796
Ariba, Inc.*	1,698	46,355
Autodesk, Inc.*	1,764	63,504
BMC Software, Inc.*	1,710	61,970
CA, Inc.	2,783	71,746
Cadence Design Systems, Inc.*	5,584	58,967
Citrix Systems, Inc.*	869	56,667
Compuware Corp.*	7,026	55,084
Electronic Arts, Inc.*	2,765	51,346
Factset Research Systems, Inc.	358	31,618
Fortinet, Inc.*	2,475	56,455
Informatica Corp.*	1,422	60,151
Intuit, Inc.	1,081	61,012
MICROS Systems, Inc.*	1,252	62,237
Nuance Communications, Inc.*	2,363	67,393
Red Hat, Inc.*	1,228	56,942
Rovi Corp.*	2,256	72,395
Solera Holdings, Inc.	1,280	61,146
Synopsys, Inc.*	1,773	51,736
TIBCO Software, Inc.*	2,340	61,004

Total Software		1,225,941

Specialty Retail 2.2%
Aaron’s, Inc.	1,498	39,862
Abercrombie & Fitch Co. - Class A	804	36,936
Advance Auto Parts, Inc.	570	43,685
American Eagle Outfitters, Inc.	2,646	37,282
AutoNation, Inc.*	1,082	38,692
AutoZone, Inc.*	118	41,050
Bed Bath & Beyond, Inc.*	634	38,484
Best Buy Co., Inc.	1,633	39,110
CarMax, Inc.*	1,273	38,737
Chico’s FAS, Inc.	3,607	41,264
Dick’s Sporting Goods, Inc.	1,072	44,177
DSW, Inc. - Class A	846	42,275
Foot Locker, Inc.	1,597	41,905
GameStop Corp. - Class A*	1,610	37,610
Gap, Inc.(The)	2,108	40,010
Guess?, Inc.	1,393	41,790
Limited Brands, Inc.	982	41,106
O’Reilly Automotive, Inc.*	491	40,021
PetSmart, Inc.	798	42,470
RadioShack Corp.	3,700	26,566
Ross Stores, Inc.	834	42,384
Sally Beauty Holdings, Inc.*	1,971	40,642
Signet Jewelers Ltd.	914	41,660
Staples, Inc.	2,703	39,545
Tiffany & Co.	594	37,897
Tractor Supply Co.	532	42,970
Ulta Salon Cosmetics & Fragrance, Inc.*	549	41,845
Urban Outfitters, Inc.*	1,390	36,835
Williams-Sonoma, Inc.	1,025	36,756

Total Specialty Retail		1,153,566

7

GUGGENHEIM RUSSELL MIDCAP® EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	January 31, 2012

	Shares	Market Value
Textiles, Apparel & Luxury Goods 0.5%
Deckers Outdoor Corp.*	391	$31,612
Fossil, Inc.*	472	44,864
Hanesbrands, Inc.*	1,742	42,853
PVH Corp.	566	43,690
Ralph Lauren Corp.	274	41,648
Under Armour, Inc. - Class A*	520	41,402
V.F. Corp.	295	38,790

Total Textiles, Apparel & Luxury Goods		284,859

Thrifts & Mortgage Finance 0.4%
BankUnited, Inc.	1,422	32,578
Capitol Federal Financial, Inc.	2,800	32,340
Hudson City Bancorp, Inc.	5,504	37,042
New York Community Bancorp, Inc.	2,643	33,540
People’s United Financial, Inc.	2,560	31,565
TFS Financial Corp.*	3,510	31,590
Washington Federal, Inc.	2,399	37,808

Total Thrifts & Mortgage Finance		236,463

Tobacco 0.3%
Lorillard, Inc.	1,511	162,266

Total Tobacco		162,266

Trading Companies & Distributors 0.7%
Air Lease Corp.*	2,095	52,920
Fastenal Co.	2,054	95,881
GATX Corp.	1,148	49,295
MSC Industrial Direct Co. - Class A	718	54,582
W.W. Grainger, Inc.	265	50,546
WESCO International, Inc.*	946	59,484

Total Trading Companies & Distributors		362,708

Water Utilities 0.4%
American Water Works Co., Inc.	3,176	107,126
Aqua America, Inc.	4,594	101,344

Total Water Utilities		208,470

Wireless Telecommunication Services 1.2%
Clearwire Corp. - Class A*	45,711	77,252
Crown Castle International Corp.*	1,331	64,527
MetroPCS Communications, Inc.*	11,521	101,846
NII Holdings, Inc.*	4,885	98,237
SBA Communications Corp. - Class A*	1,434	65,563
Telephone & Data Systems, Inc.	4,311	113,379
United States Cellular Corp.*	2,351	107,840

Total Wireless Telecommunication Services		628,644

Total Common Stocks (Cost $51,376,715)		52,073,483

SHORT TERM INVESTMENTS 0.4%
SSgA Government Money Market Fund	202,889	202,889

Total Short Term Investments (Cost $202,889)		202,889

Total Investments 100.0%(a) (Cost $51,579,604)		52,276,372

Other Assets in Excess of Liabilities – 0.0%(b)		4,623

Net Assets – 100.0%		$52,280,995

*	Non-Income Producing Security.
(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)
(b)	Amount represents less than 0.05% of net assets.

Tracking Stock - A security issued by a parent company that tracks the performance of a particular division.

8

GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2012

	Shares	Market Value
COMMON STOCKS 99.7%

Aerospace & Defense 1.6%
Alliant Techsystems, Inc.	489	$29,051
BE Aerospace, Inc.*	729	30,764
Boeing Co.(The)	379	28,114
Exelis, Inc.	3,138	31,349
General Dynamics Corp.	423	29,255
Goodrich Corp.	219	27,320
Honeywell International, Inc.	513	29,774
Huntington Ingalls Industries, Inc.*	883	33,271
L-3 Communications Holdings, Inc.	411	29,074
Lockheed Martin Corp.	350	28,812
Northrop Grumman Corp.	485	28,154
Precision Castparts Corp.	310	50,741
Raytheon Co.	597	28,650
Rockwell Collins, Inc.	500	28,945
Spirit Aerosystems Holdings, Inc. - Class A*	1,378	31,336
Textron, Inc.	1,547	39,418
TransDigm Group, Inc.*	283	29,582
United Technologies Corp.	362	28,363

Total Aerospace & Defense		561,973

Air Freight & Logistics 0.4%
C.H. Robinson Worldwide, Inc.	403	27,742
Expeditors International of Washington, Inc.	664	29,648
FedEx Corp.	340	31,106
United Parcel Service, Inc. - Class B	378	28,596
UTi Worldwide, Inc.	2,009	29,914

Total Air Freight & Logistics		147,006

Airlines 0.4%
Copa Holdings SA - Class A	451	30,731
Delta Air Lines, Inc.*	3,358	35,427
Southwest Airlines Co.	3,288	31,499
United Continental Holdings, Inc.*	1,372	31,693

Total Airlines		129,350

Auto Components 0.6%
Autoliv, Inc.	437	27,570
BorgWarner, Inc.*	343	25,598
Federal-Mogul Corp.*	1,600	26,544
Gentex Corp.	780	20,959
Goodyear Tire & Rubber Co.(The)*	1,637	21,281
Johnson Controls, Inc.	733	23,288
Lear Corp.	597	25,014
TRW Automotive Holdings Corp.*	695	26,076
Visteon Corp.*	428	20,544

Total Auto Components		216,874

Automobiles 0.4%
Ford Motor Co.	2,098	26,057
General Motors Co.*	1,093	26,254
Harley-Davidson, Inc.	601	26,558
Tesla Motors, Inc.*	746	21,686
Thor Industries, Inc.	943	28,913

Total Automobiles		129,468

Beverages 2.0%
Beam, Inc.	1,521	79,563
Brown-Forman Corp. - Class B	981	79,667
Coca-Cola Co.(The)	1,144	77,254
Coca-Cola Enterprises, Inc.	3,026	81,067
Constellation Brands, Inc. - Class A*	3,912	81,761
Dr Pepper Snapple Group, Inc.	2,018	78,339
Molson Coors Brewing Co. - Class B	1,873	80,333

	Shares	Market Value
Monster Beverage Corp.*	802	$83,817
PepsiCo, Inc.	1,182	77,622

Total Beverages		719,423

Biotechnology 1.8%
Alexion Pharmaceuticals, Inc.*	596	45,749
Amgen, Inc.	662	44,957
Amylin Pharmaceuticals, Inc.*	3,745	53,291
Biogen Idec, Inc.*	345	40,682
BioMarin Pharmaceutical, Inc.*	1,176	41,948
Celgene Corp.*	594	43,184
Dendreon Corp.*	5,301	71,988
Gilead Sciences, Inc.*	985	48,107
Human Genome Sciences, Inc.*	5,257	51,729
Myriad Genetics, Inc.*	1,911	45,214
Regeneron Pharmaceuticals, Inc.*	736	66,873
United Therapeutics Corp.*	912	44,852
Vertex Pharmaceuticals, Inc.*	1,327	49,033

Total Biotechnology		647,607

Building Products 0.7%
Armstrong World Industries, Inc.	1,158	54,079
Fortune Brands Home & Security, Inc.*	1,393	25,868
Lennox International, Inc.	1,415	51,223
Masco Corp.	5,341	64,466
Owens Corning*	1,847	62,336

Total Building Products		257,972

Capital Markets 1.6%
Affiliated Managers Group, Inc.*	200	20,102
American Capital Ltd.*	2,768	22,753
Ameriprise Financial, Inc.	405	21,688
Ares Capital Corp.	1,254	19,876
Bank of New York Mellon Corp.(The)	975	19,627
BlackRock, Inc.	109	19,838
Charles Schwab Corp.(The)	1,582	18,430
E*Trade Financial Corp.*	2,126	17,412
Eaton Vance Corp.	790	20,295
Federated Investors, Inc. - Class B	1,215	20,752
Franklin Resources, Inc.	190	20,159
Goldman Sachs Group, Inc.(The)	192	21,402
Greenhill & Co., Inc.	472	21,976
Invesco Ltd.	944	21,306
Janus Capital Group, Inc.	2,947	23,193
Jefferies Group, Inc.	1,468	22,328
Lazard Ltd. - Class A	801	23,005
Legg Mason, Inc.	751	19,128
LPL Investment Holdings, Inc.*	648	21,287
Morgan Stanley	1,202	22,417
Northern Trust Corp.	466	19,204
Raymond James Financial, Inc.	621	21,735
SEI Investments Co.	1,157	21,254
State Street Corp.	461	18,062
T. Rowe Price Group, Inc.	332	19,203
TD Ameritrade Holding Corp.	1,169	18,833
Waddell & Reed Financial, Inc. - Class A	719	19,736

Total Capital Markets		555,001

Chemicals 5.0%
Air Products & Chemicals, Inc.	594	52,290
Airgas, Inc.	633	49,963
Albemarle Corp.	951	61,159
Ashland, Inc.	905	57,069
Cabot Corp.	1,508	54,590
Celanese Corp. - Series A	1,132	55,140
CF Industries Holdings, Inc.	357	63,325
Cytec Industries, Inc.	1,069	53,300

GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2012

	Shares	Market Value
Dow Chemical Co. (The)	1,864	$62,463
Du Pont (E.I.) de Nemours & Co.	1,104	56,183
Eastman Chemical Co.	1,316	66,221
Ecolab, Inc.	878	53,066
FMC Corp.	584	54,125
Huntsman Corp.	4,939	62,873
International Flavors & Fragrances, Inc.	917	51,178
Intrepid Potash, Inc.*	2,274	54,326
Kronos Worldwide, Inc.	2,759	63,512
LyondellBasell Industries NV - Class A	1,504	64,822
Monsanto Co.	706	57,927
Mosaic Co.(The)	970	54,291
PPG Industries, Inc.	590	52,852
Praxair, Inc.	471	50,020
Rockwood Holdings, Inc.*	1,253	63,277
RPM International, Inc.	2,066	51,712
Scotts Miracle-Gro Co. (The) - Class A	1,087	51,480
Sherwin-Williams Co. (The)	573	55,885
Sigma-Aldrich Corp.	762	51,846
Solutia, Inc.*	3,198	87,945
Valspar Corp.	1,329	57,466
Westlake Chemical Corp.	1,231	71,952
WR Grace & Co*	1,156	61,892

Total Chemicals		1,804,150

Commercial Banks 1.7%
Associated Banc-Corp.	1,791	22,316
Bank of Hawaii Corp.	433	19,797
BB&T Corp.	789	21,453
BOK Financial Corp.	340	18,938
CapitalSource, Inc.	3,025	20,903
CIT Group, Inc.*	539	20,557
City National Corp.	429	19,682
Comerica, Inc.	728	20,144
Commerce Bancshares, Inc.	499	19,371
Cullen/Frost Bankers, Inc.	359	19,986
East West Bancorp, Inc.	989	21,718
Fifth Third Bancorp	1,532	19,931
First Citizens BancShares Inc. - Class A	107	18,877
First Horizon National Corp.	2,446	21,354
First Niagara Financial Group, Inc.	2,099	20,087
First Republic Bank/San Franciso*	624	18,708
Fulton Financial Corp.	1,986	18,450
Huntington Bancshares, Inc.	3,613	20,630
KeyCorp	2,555	19,852
M&T Bank Corp.	257	20,493
PNC Financial Services Group, Inc.	339	19,974
Popular, Inc.*	14,596	22,916
Regions Financial Corp.	4,527	23,631
SunTrust Banks, Inc.	1,114	22,915
Synovus Financial Corp.	13,927	24,233
TCF Financial Corp.	1,839	18,464
US Bancorp	709	20,008
Valley National Bancorp	1,584	18,881
Wells Fargo & Co.	708	20,681
Zions Bancorp	1,213	20,427

Total Commercial Banks		615,377

Commercial Services & Supplies 1.0%
Avery Dennison Corp.	977	26,526
Cintas Corp.	894	33,123
Copart, Inc.*	592	27,848
Corrections Corp. of America*	1,229	28,918
Covanta Holding Corp.	1,923	27,480
Iron Mountain, Inc.	911	28,077
KAR Auction Services, Inc.*	1,631	24,041

	Shares	Market Value
Pitney Bowes, Inc.	1,455	$27,601
R.R. Donnelley & Sons Co.	1,918	21,788
Republic Services, Inc.	997	29,192
Stericycle, Inc.*	345	28,987
Waste Connections, Inc.	845	27,302
Waste Management, Inc.	859	29,859

Total Commercial Services & Supplies		360,742

Communications Equipment 1.4%
Acme Packet, Inc.*	927	27,096
Brocade Communications Systems, Inc.*	5,733	32,162
Ciena Corp.*	2,767	40,260
Cisco Systems, Inc.	1,688	33,135
EchoStar Corp. - Class A*	1,415	37,116
F5 Networks, Inc.*	284	34,006
Harris Corp.	898	36,818
JDS Uniphase Corp.*	3,094	39,263
Juniper Networks, Inc.*	1,642	34,367
Motorola Mobility Holdings, Inc.*	806	31,136
Motorola Solutions, Inc.	677	31,420
Polycom, Inc.*	1,857	37,047
QUALCOMM, Inc.	576	33,880
Riverbed Technology, Inc.*	1,252	29,973
Tellabs, Inc.	7,916	30,081

Total Communications Equipment		507,760

Computers & Peripherals 1.1%
Apple, Inc.*	80	36,518
Dell, Inc.*	2,054	35,390
Diebold, Inc.	1,039	32,926
EMC Corp.*	1,375	35,420
Fusion-io, Inc.*	1,225	28,310
Hewlett-Packard Co.	1,164	32,569
Lexmark International, Inc. - Class A	825	28,793
NCR Corp.*	1,921	35,980
NetApp, Inc.*	823	31,060
QLogic Corp.*	2,139	37,048
SanDisk Corp.*	626	28,721
Western Digital Corp.*	1,004	36,495

Total Computers & Peripherals		399,230

Construction & Engineering 0.7%
Aecom Technology Corp.*	1,348	30,856
Chicago Bridge & Iron Co. NV	723	30,785
Fluor Corp.	537	30,201
Jacobs Engineering Group, Inc.*	659	29,497
KBR, Inc.	1,050	33,747
Quanta Services, Inc.*	1,327	28,663
Shaw Group, Inc.(The)*	1,176	31,917
URS Corp.*	796	32,755

Total Construction & Engineering		248,421

Construction Materials 0.3%
Martin Marietta Materials, Inc.	643	53,054
Vulcan Materials Co.	1,241	54,430

Total Construction Materials		107,484

Consumer Finance 0.3%
American Express Co.	384	19,254
Capital One Financial Corp.	409	18,712
Discover Financial Services	764	20,765
Green Dot Corp. - Class A*	578	16,404
SLM Corp.	1,410	21,079

Total Consumer Finance		96,214

Containers & Packaging 1.8%
AptarGroup, Inc.	967	50,690
Ball Corp.	1,403	55,082
Bemis Co., Inc.	1,655	51,768

2

GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2012

	Shares	Market Value
Crown Holdings, Inc.*	1,507	$54,358
Greif, Inc. - Class A	1,105	53,537
Owens-Illinois, Inc.*	2,598	62,482
Packaging Corp. of America	2,006	56,449
Rock-Tenn Co. - Class A	877	54,251
Sealed Air Corp.	2,760	55,007
Silgan Holdings, Inc.	1,285	53,405
Sonoco Products Co.	1,497	46,856
Temple-Inland, Inc.	1,517	48,377

Total Containers & Packaging		642,262

Distributors 0.1%
Genuine Parts Co.	379	24,173
LKQ Corp.*	754	24,580

Total Distributors		48,753

Diversified Consumer Services 0.6%
Apollo Group, Inc. - Class A*	439	23,008
Career Education Corp.*	3,172	32,069
DeVry, Inc.	662	24,997
Education Management Corp.*	955	24,381
H&R Block, Inc.	1,398	22,871
ITT Educational Services, Inc.*	422	27,797
Service Corp. International	2,238	24,842
Weight Watchers International, Inc.	380	28,930

Total Diversified Consumer Services		208,895

Diversified Financial Services 0.7%
Bank of America Corp.	3,429	24,449
CBOE Holdings, Inc.	712	18,220
Citigroup, Inc.	678	20,828
CME Group, Inc. - Class A	76	18,203
Interactive Brokers Group, Inc. - Class A	1,222	18,477
IntercontinentalExchange, Inc.*	156	17,859
JPMorgan Chase & Co.	583	21,746
Leucadia National Corp.	819	22,735
Moody’s Corp.	544	20,253
MSCI, Inc. - Class A*	560	18,245
Nasdaq OMX Group, Inc.(The)*	751	18,610
NYSE Euronext	683	18,140

Total Diversified Financial Services		237,765

Diversified Telecommunication Services 1.1%
AT&T, Inc.	1,876	55,173
CenturyTel, Inc.	1,536	56,878
Frontier Communications Corp.	10,914	46,712
Level 3 Communications, Inc.*	3,103	57,561
tw telecom, Inc.*	2,862	57,669
Verizon Communications, Inc.	1,423	53,590
Windstream Corp.	4,723	57,007

Total Diversified Telecommunication Services		384,590

Electric Utilities 2.8%
American Electric Power Co., Inc.	1,380	54,593
Duke Energy Corp.	2,609	55,598
Edison International	1,388	56,963
Entergy Corp.	767	53,214
Exelon Corp.	1,258	50,043
FirstEnergy Corp.	1,224	51,677
Great Plains Energy, Inc.	2,589	53,385
Hawaiian Electric Industries, Inc.	2,102	54,547
ITC Holdings Corp.	759	55,946
NextEra Energy, Inc.	949	56,798
Northeast Utilities	1,571	54,592
NV Energy, Inc.	3,569	57,818
Pepco Holdings, Inc.	2,796	54,969
Pinnacle West Capital Corp.	1,183	55,909
PPL Corp.	1,888	52,468
Progress Energy, Inc.	1,002	54,439

	Shares	Market Value
Southern Co.	1,229	$55,993
Westar Energy, Inc.	2,009	57,136

Total Electric Utilities		986,088

Electrical Equipment 1.1%
AMETEK, Inc.	654	30,738
Babcock & Wilcox Co.(The)*	1,242	30,864
Cooper Industries PLC	514	30,388
Emerson Electric Co.	538	27,642
General Cable Corp.*	1,087	33,545
GrafTech International, Ltd.*	1,931	31,707
Hubbell, Inc. - Class B	426	30,655
Polypore International, Inc.*	1,004	38,232
Regal-Beloit Corp.	538	30,542
Rockwell Automation, Inc.	356	27,722
Roper Industries, Inc.	324	30,258
Thomas & Betts Corp.*	515	36,766

Total Electrical Equipment		379,059

Electronic Equipment, Instruments & Components 1.5%
Amphenol Corp. - Class A	733	39,897
Arrow Electronics, Inc.*	905	37,367
Avnet, Inc.*	1,065	37,137
AVX Corp.	2,455	32,308
Corning, Inc.	2,373	30,540
Dolby Laboratories, Inc. - Class A*	970	35,279
FLIR Systems, Inc.	1,072	27,604
Ingram Micro, Inc. - Class A*	1,820	34,544
IPG Photonics Corp.*	848	44,766
Itron, Inc.*	766	29,713
Jabil Circuit, Inc.	1,581	35,825
Molex, Inc.	1,324	35,007
National Instruments Corp.	1,066	28,686
Tech Data Corp.*	625	32,450
Trimble Navigation, Ltd.*	616	28,847
Vishay Intertechnology, Inc.*	3,427	42,084

Total Electronic Equipment, Instruments & Components		552,054

Energy Equipment & Services 3.4%
Atwood Oceanics, Inc.*	1,310	60,234
Baker Hughes, Inc.	1,073	52,716
Cameron International Corp.*	1,059	56,339
CARBO Ceramics, Inc.	378	36,761
Core Laboratories NV	455	48,335
Diamond Offshore Drilling, Inc.	902	56,195
Dresser-Rand Group, Inc.*	984	50,410
FMC Technologies, Inc.*	1,043	53,308
Halliburton Co.	1,613	59,326
Helmerich & Payne, Inc.	896	55,292
IHS, Inc. - Class A*	319	28,544
McDermott International, Inc.*	2,570	31,251
Nabors Industries Ltd.*	3,007	55,990
National-Oilwell Varco, Inc.	745	55,115
Oceaneering International, Inc.	1,139	55,344
Oil States International, Inc.*	712	56,739
Patterson-UTI Energy, Inc.	2,649	49,987
Rowan Cos., Inc.*	1,648	56,048
RPC, Inc.	2,954	45,049
Schlumberger Ltd.	730	54,874
SEACOR Holdings, Inc.	602	55,101
Superior Energy Services, Inc.*	1,867	53,228
Tidewater, Inc.	545	29,348
Unit Corp.*	1,119	50,635

Total Energy Equipment & Services		1,206,169

Food & Staples Retailing 1.7%
Costco Wholesale Corp.	263	21,637

3

GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2012

	Shares	Market Value
CVS Caremark Corp.	2,017	$84,210
Kroger Co.(The)	3,193	75,866
Safeway, Inc.	3,603	79,194
SUPERVALU, Inc.	10,442	72,154
Sysco Corp.	2,613	78,677
Wal-Mart Stores, Inc.	382	23,439
Walgreen Co.	2,256	75,260
Whole Foods Market, Inc.	1,126	83,358

Total Food & Staples Retailing		593,795

Food Products 4.5%
Archer-Daniels-Midland Co.	2,731	78,189
Bunge Ltd.	1,296	74,222
Campbell Soup Co.	2,354	74,622
ConAgra Foods, Inc.	2,999	79,983
Corn Products International, Inc.	1,532	85,011
Dean Foods Co.*	7,219	77,676
Flowers Foods, Inc.	3,997	77,342
General Mills, Inc.	1,910	76,075
Green Mountain Coffee Roasters, Inc.*	1,522	81,183
H.J. Heinz Co.	1,446	74,975
Hershey Co.(The)	1,293	78,976
Hormel Foods Corp.	2,629	75,663
J.M. Smucker Co.(The)	997	78,544
Kellogg Co.	1,560	77,251
Kraft Foods, Inc. - Class A	2,096	80,277
McCormick & Co., Inc.	1,561	78,893
Mead Johnson Nutrition Co.	1,029	76,239
Ralcorp Holdings, Inc.*	910	79,579
Sara Lee Corp.	4,149	79,453
Smithfield Foods, Inc.*	3,166	70,697
Tyson Foods, Inc. - Class A	3,762	70,124

Total Food Products		1,624,974

Gas Utilities 0.9%
AGL Resources, Inc.	1,358	56,370
Atmos Energy Corp.	1,697	55,000
National Fuel Gas Co.	958	48,168
Oneok, Inc.	661	54,969
Questar Corp.	2,823	54,427
UGI Corp.	1,971	53,040

Total Gas Utilities		321,974

Health Care Equipment & Supplies 2.9%
Alere, Inc.*	1,706	41,200
Baxter International, Inc.	771	42,775
Becton, Dickinson and Co.	529	41,479
Boston Scientific Corp.*	7,131	42,501
C.R. Bard, Inc.	451	41,726
CareFusion Corp.*	1,582	37,889
Cooper Cos., Inc.(The)	588	42,418
Covidien PLC	897	46,195
DENTSPLY International, Inc.	1,081	40,797
Edwards Lifesciences Corp.*	566	46,791
Gen-Probe, Inc.*	673	45,044
Hill-Rom Holdings, Inc.	1,178	38,886
Hologic, Inc.*	2,272	46,326
IDEXX Laboratories, Inc.*	510	43,141
Intuitive Surgical, Inc.*	87	40,012
Medtronic, Inc.	1,070	41,270
ResMed, Inc.*	1,580	45,867
Sirona Dental Systems, Inc.*	896	43,322
St Jude Medical, Inc.	1,110	46,298
Stryker Corp.	811	44,954
Teleflex, Inc.	646	39,529
Thoratec Corp.*	1,252	36,809
Varian Medical Systems, Inc.*	594	39,127

	Shares	Market Value
Zimmer Holdings, Inc.*	797	$48,418

Total Health Care Equipment & Supplies		1,022,774

Health Care Providers & Services 3.5%
Aetna, Inc.	959	41,908
AMERIGROUP Corp.*	708	48,151
AmerisourceBergen Corp.	1,060	41,308
Brookdale Senior Living, Inc.*	2,506	44,106
Cardinal Health, Inc.	928	39,932
Catalyst Health Solutions, Inc.*	737	40,358
CIGNA Corp.	889	39,854
Community Health Systems, Inc.*	2,240	41,888
Coventry Health Care, Inc.*	1,215	36,535
DaVita, Inc.*	522	42,705
Express Scripts, Inc.*	856	43,793
HCA Holdings, Inc.*	1,879	45,923
Health Management Associates, Inc. - Class A*	5,469	35,056
Health Net, Inc.*	1,326	50,043
Henry Schein, Inc.*	615	43,597
Humana, Inc.	442	39,347
Laboratory Corp. of America Holdings*	466	42,588
LifePoint Hospitals, Inc.*	1,071	43,044
Lincare Holdings, Inc.	1,617	41,541
McKesson Corp.	481	39,307
Medco Health Solutions, Inc.*	687	42,608
Mednax, Inc.*	590	42,020
Omnicare, Inc.	1,166	38,280
Patterson Cos., Inc.	1,324	42,646
Quest Diagnostics, Inc.	684	39,727
Tenet Healthcare Corp.*	8,777	46,430
UnitedHealth Group, Inc.	793	41,069
Universal Health Services, Inc. - Class B	1,056	43,602
VCA Antech, Inc.*	1,985	44,424
WellPoint, Inc.	588	37,820

Total Health Care Providers & Services		1,259,610

Health Care Technology 0.3%
Allscripts Healthcare Solutions, Inc.*	2,139	40,898
Cerner Corp.*	659	40,126
SXC Health Solutions Corp.*	672	42,376

Total Health Care Technology		123,400

Hotels, Restaurants & Leisure 1.6%
Bally Technologies, Inc.*	594	25,079
Brinker International, Inc.	912	23,575
Carnival Corp.	652	19,690
Chipotle Mexican Grill, Inc.*	67	24,608
Choice Hotels International, Inc.	598	21,731
Darden Restaurants, Inc.	506	23,210
Dunkin’ Brands Group, Inc.*	884	24,443
Hyatt Hotels Corp. - Class A*	634	27,021
International Game Technology	1,359	21,649
Las Vegas Sands Corp.*	527	25,881
Marriott International, Inc. - Class A	762	26,251
Marriott Vacations Worldwide Corp.*	1,181	24,506
McDonald’s Corp.	225	22,286
MGM Resorts International*	2,295	29,950
Panera Bread Co. - Class A*	162	24,017
Penn National Gaming, Inc.*	626	25,629
Royal Caribbean Cruises Ltd.	840	22,831
Starbucks Corp.	504	24,157
Starwood Hotels & Resorts Worldwide, Inc.	484	26,252
Wendy’s Co.(The)	4,268	20,017
WMS Industries, Inc.*	1,146	25,086
Wyndham Worldwide Corp.	631	25,089
Wynn Resorts Ltd.	210	24,198

4

GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2012

	Shares	Market Value
Yum! Brands, Inc.	377	$23,875

Total Hotels, Restaurants & Leisure		581,031

Household Durables 1.0%
DR Horton, Inc.	1,824	25,390
Garmin Ltd.	573	23,894
Harman International Industries, Inc.	604	25,489
Jarden Corp.	740	24,931
Leggett & Platt, Inc.	1,000	21,460
Lennar Corp. - Class A	1,175	25,251
Mohawk Industries, Inc.*	410	25,076
Newell Rubbermaid, Inc.	1,458	26,929
NVR, Inc.*	34	23,570
Pulte Homes, Inc.*	3,688	27,476
Tempur-Pedic International, Inc.*	429	28,618
Toll Brothers, Inc.*	1,116	24,340
Tupperware Brands Corp.	401	25,199
Whirlpool Corp.	459	24,933

Total Household Durables		352,556

Household Products 1.3%
Church & Dwight Co., Inc.	1,714	77,764
Clorox Co.(The)	1,176	80,744
Colgate-Palmolive Co.	847	76,840
Energizer Holdings, Inc.*	1,049	80,899
Kimberly-Clark Corp.	1,084	77,571
Procter & Gamble Co.(The)	1,175	74,072

Total Household Products		467,890

Independent Power Producers & Energy Traders 0.7%
AES Corp.(The)*	4,667	59,551
Calpine Corp.*	3,648	53,261
Constellation Energy Group, Inc.	1,387	50,528
GenOn Energy, Inc.*	22,787	48,536
NRG Energy, Inc.*	2,961	49,982

Total Independent Power Producers & Energy Traders		261,858

Industrial Conglomerates 0.4%
3M Co.	338	29,308
Carlisle Cos., Inc.	627	29,927
Danaher Corp.	591	31,033
General Electric Co.	1,634	30,572
Tyco International Ltd.	587	29,908

Total Industrial Conglomerates		150,748

Insurance 2.9%
ACE Ltd.	272	18,931
AFLAC, Inc.	432	20,835
Alleghany Corp.*	64	18,518
Allied World Assurance Co. Holdings Ltd.	317	19,505
Allstate Corp.(The)	702	20,253
American Financial Group, Inc.	513	18,812
American International Group, Inc.*	799	20,063
American National Insurance Co.	259	18,868
Aon Corp.	410	19,856
Arch Capital Group Ltd.*	502	18,097
Arthur J. Gallagher & Co.	563	18,770
Aspen Insurance Holdings Ltd.	711	18,884
Assurant, Inc.	472	18,691
Assured Guaranty Ltd.	1,358	21,063
Axis Capital Holdings Ltd.	610	18,776
Berkshire Hathaway, Inc. - Class B*	240	18,809
Brown & Brown, Inc.	837	19,067
Chubb Corp.(The)	273	18,403
Cincinnati Financial Corp.	620	20,262
CNA Financial Corp.	710	19,546
Endurance Specialty Holdings Ltd.	502	18,775
Erie Indemnity Co. - Class A	241	18,478

	Shares	Market Value
Everest Re Group Ltd.	226	$19,300
Fidelity National Financial, Inc. - Class A	1,181	21,482
Genworth Financial, Inc. - Class A*	2,900	22,359
Hanover Insurance Group, Inc.(The)	536	19,489
Hartford Financial Services Group, Inc.	1,131	19,815
HCC Insurance Holdings, Inc.	673	18,683
Kemper Corp.	664	19,767
Lincoln National Corp.	981	21,131
Loews Corp.	488	18,207
Markel Corp.*	45	18,138
Marsh & McLennan Cos., Inc.	598	18,891
MBIA, Inc.*	1,590	19,589
Mercury General Corp.	406	17,742
MetLife, Inc.	598	21,127
Old Republic International Corp.	1,974	19,503
PartnerRe Ltd.	292	19,103
Principal Financial Group, Inc.	782	21,356
Progressive Corp.(The)	1,014	20,564
Protective Life Corp.	873	21,834
Prudential Financial, Inc.	382	21,866
Reinsurance Group of America, Inc.	372	20,270
RenaissanceRe Holdings Ltd.	255	18,643
StanCorp Financial Group, Inc.	530	20,490
Torchmark Corp.	435	19,867
Transatlantic Holdings, Inc.	336	18,631
Travelers Cos., Inc.(The)	326	19,006
Unum Group	890	20,319
Validus Holdings Ltd.	619	19,851
W.R. Berkley Corp.	557	19,088
White Mountains Insurance Group Ltd.	41	18,501
XL Group PLC	934	18,932

Total Insurance		1,036,806

Internet & Catalog Retail 0.4%
Amazon.com, Inc.*	121	23,527
Expedia, Inc.	393	12,722
HomeAway, Inc.*	925	25,012
Liberty Interactive Corp. - Series A *	1,411	24,156
Netflix, Inc.*	305	36,661
priceline.com, Inc.*	48	25,415
TripAdvisor, Inc.*	393	12,934

Total Internet & Catalog Retail		160,427

Internet Software & Services 1.1%
Akamai Technologies, Inc.*	1,176	37,926
AOL, Inc.*	2,252	36,505
eBay, Inc.*	713	22,531
Equinix, Inc.*	307	36,828
Google, Inc. - Class A*	50	29,005
IAC/InterActiveCorp	776	33,422
LinkedIn Corp. - Class A*	462	33,333
Monster Worldwide, Inc.*	3,426	24,667
Rackspace Hosting, Inc.*	712	30,908
VeriSign, Inc.	934	34,614
VistaPrint NV*	660	23,615
WebMD Health Corp.*	1,096	30,732
Yahoo!, Inc.*	2,023	31,296

Total Internet Software & Services		405,382

IT Services 2.0%
Accenture PLC - Class A	463	26,548
Alliance Data Systems Corp.*	179	19,833
Amdocs Ltd.*	1,121	33,002
Automatic Data Processing, Inc.	521	28,540
Booz Allen Hamilton Holding Corp.*	1,605	28,248
Broadridge Financial Solutions, Inc.	813	19,488

5

GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2012

	Shares	Market Value
Cognizant Technology Solutions Corp. - Class A*	466	$33,435
Computer Sciences Corp.	1,251	32,313
CoreLogic, Inc.*	1,445	20,519
DST Systems, Inc.	671	32,752
Fidelity National Information Services, Inc.	723	20,649
Fiserv, Inc.*	317	19,936
FleetCor Technologies, Inc.*	621	21,108
Gartner, Inc.*	860	32,603
Genpact Ltd.*	1,832	26,802
Global Payments, Inc.	413	20,658
International Business Machines Corp.	164	31,586
Lender Processing Services, Inc.	1,031	17,146
Mastercard, Inc. - Class A	50	17,779
NeuStar, Inc. - Class A*	917	33,480
Paychex, Inc.	910	28,665
SAIC, Inc.*	2,578	33,153
Teradata Corp.*	627	33,582
Total System Services, Inc.	933	20,004
VeriFone Systems, Inc.*	746	31,854
Visa, Inc. - Class A	190	19,122
Western Union Co.(The)	1,041	19,883

Total IT Services		702,688

Leisure Equipment & Products 0.2%
Hasbro, Inc.	631	22,028
Mattel, Inc.	784	24,304
Polaris Industries, Inc.	371	23,893

Total Leisure Equipment & Products		70,225

Life Sciences Tools & Services 1.6%
Agilent Technologies, Inc.*	809	34,358
Bio-Rad Laboratories, Inc. - Class A*	421	42,757
Bruker Corp.*	3,129	44,432
Charles River Laboratories International, Inc.*	1,435	48,460
Covance, Inc.*	860	37,677
Illumina, Inc.*	1,464	75,777
Life Technologies Corp.*	993	48,091
Mettler-Toledo International, Inc.*	179	31,414
PerkinElmer, Inc.	2,098	50,310
QIAGEN NV*	2,725	44,090
Techne Corp.	582	39,721
Thermo Fisher Scientific, Inc.*	850	44,965
Waters Corp.*	370	32,031

Total Life Sciences Tools & Services		574,083

Machinery 3.5%
AGCO Corp.*	625	31,831
Caterpillar, Inc.	295	32,190
CNH Global NV*	704	29,385
Crane Co.	587	28,176
Cummins, Inc.	300	31,200
Deere & Co.	357	30,756
Donaldson Co., Inc.	393	28,414
Dover Corp.	483	30,627
Eaton Corp.	622	30,497
Flowserve Corp.	271	29,856
Gardner Denver, Inc.	337	25,140
Graco, Inc.	673	30,944
Harsco Corp.	1,362	30,277
IDEX Corp.	740	29,985
Illinois Tool Works, Inc.	578	30,651
Ingersoll-Rand PLC	868	30,328
ITT Corp.	1,386	30,132
Joy Global, Inc.	318	28,839
Kennametal, Inc.	738	31,815

	Shares	Market Value
Lincoln Electric Holdings, Inc.	720	$30,924
Manitowoc Co., Inc.(The)	2,867	38,532
Navistar International Corp.*	733	31,732
Nordson Corp.	581	26,343
Oshkosh Corp.*	1,349	32,754
PACCAR, Inc.	714	31,559
Pall Corp.	472	28,169
Parker Hannifin Corp.	342	27,593
Pentair, Inc.	745	27,431
Snap-on, Inc.	437	24,695
SPX Corp.	445	30,985
Stanley Black & Decker, Inc.	339	23,791
Terex Corp.*	1,915	37,917
Timken Co.	1,253	61,184
Toro Co.(The)	463	29,350
Trinity Industries, Inc.	964	30,327
Valmont Industries, Inc.	582	61,058
WABCO Holdings, Inc.*	533	27,636
Wabtec Corp.	405	27,860
Xylem, Inc.	2,283	59,152

Total Machinery		1,260,035

Marine 0.2%
Alexander & Baldwin, Inc.	652	30,840
Kirby Corp.*	422	28,177

Total Marine		59,017

Media 2.1%
AMC Networks, Inc. - Class A*	612	26,169
Cablevision Systems Corp. - Class A	1,554	22,611
CBS Corp. - Class B	861	24,521
Charter Communications, Inc. - Class A*	417	24,036
Clear Channel Outdoor Holdings, Inc. - Class A*	1,926	23,305
Comcast Corp. - Class A	948	25,207
DIRECTV - Class A*	478	21,515
Discovery Communications, Inc. - Class A*	534	22,898
DISH Network Corp. - Class A	837	23,369
DreamWorks Animation SKG, Inc. - Class A*	1,250	22,188
Gannett Co., Inc.	1,692	23,976
Interpublic Group of Cos., Inc.(The)	2,359	24,368
John Wiley & Sons, Inc. - Class A	497	22,559
Lamar Advertising Co. - Class A*	945	27,036
Liberty Global, Inc. - Class A*	564	25,876
Liberty Media Corp. - Liberty Capital - Series A – Tracking Stock*	289	23,816
Madison Square Garden, Inc.(The) – Class A*	745	21,374
McGraw-Hill Cos., Inc.(The)	516	23,736
Morningstar, Inc.	314	18,752
News Corp. - Class A	1,273	23,971
Omnicom Group, Inc.	509	23,215
Pandora Media, Inc.*	2,077	27,396
Regal Entertainment Group - Class A	1,678	20,891
Scripps Networks Interactive, Inc. - Class A	521	22,591
Sirius XM Radio, Inc.*	12,211	25,521
Thomson Reuters Corp.	692	19,023
Time Warner Cable, Inc.	353	26,023
Time Warner, Inc.	649	24,052
Viacom, Inc. - Class B	511	24,037
Virgin Media, Inc.	1,015	24,198
Walt Disney Co.(The)	605	23,535
Washington Post Co.(The) - Class B	62	23,480

Total Media		755,245

6

GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2012

	Shares	Market Value
Metals & Mining 3.0%
AK Steel Holding Corp.	6,211	$58,632
Alcoa, Inc.	5,311	53,960
Allegheny Technologies, Inc.	1,084	49,203
Allied Nevada Gold Corp.*	1,580	56,769
Carpenter Technology Corp.	994	52,165
Cliffs Natural Resources, Inc.	747	53,971
Commercial Metals Co.	3,439	49,315
Compass Minerals International, Inc.	683	49,907
Freeport-McMoRan Copper & Gold, Inc.	1,271	58,733
Molycorp, Inc.*	1,686	52,232
Newmont Mining Corp.	760	46,725
Nucor Corp.	1,237	55,034
Reliance Steel & Aluminum Co.	1,041	55,381
Royal Gold, Inc.	651	49,567
Schnitzer Steel Industries, Inc. - Class A	1,065	46,466
Southern Copper Corp.	1,625	56,371
Steel Dynamics, Inc.	3,856	61,503
Titanium Metals Corp.	3,197	49,170
United States Steel Corp.	1,862	56,214
Walter Energy, Inc.	843	58,277

Total Metals & Mining		1,069,595

Multi-Utilities 3.1%
Alliant Energy Corp.	1,301	55,149
Ameren Corp.	1,692	53,535
CenterPoint Energy, Inc.	2,837	52,399
CMS Energy Corp.	2,629	57,391
Consolidated Edison, Inc.	921	54,302
Dominion Resources, Inc.	1,079	53,993
DTE Energy Co.	1,047	55,711
Integrys Energy Group, Inc.	1,075	55,803
MDU Resources Group, Inc.	2,611	55,823
NiSource, Inc.	2,448	55,643
NSTAR	1,197	53,781
OGE Energy Corp.	1,029	54,393
PG&E Corp.	1,413	57,453
Public Service Enterprise Group, Inc.	1,729	52,458
SCANA Corp.	1,275	57,158
Sempra Energy	1,032	58,721
TECO Energy, Inc.	2,989	53,952
Vectren Corp.	1,910	54,607
Wisconsin Energy Corp.	1,655	56,270
Xcel Energy, Inc.	2,098	55,807

Total Multi-Utilities		1,104,349

Multiline Retail 0.7%
Big Lots, Inc.*	598	23,615
Dillard’s, Inc. - Class A	475	21,019
Dollar General Corp.*	530	22,583
Dollar Tree, Inc.*	270	22,899
Family Dollar Stores, Inc.	388	21,650
J.C. Penney Co., Inc.	690	28,670
Kohl’s Corp.	436	20,052
Macy’s, Inc.	715	24,088
Nordstrom, Inc.	468	23,110
Sears Holdings Corp.*	409	17,239
Target Corp.	416	21,137

Total Multiline Retail		246,062

Office Electronics 0.2%
Xerox Corp.	3,388	26,257
Zebra Technologies Corp. - Class A*	737	27,903

Total Office Electronics		54,160

Oil, Gas & Consumable Fuels 7.5%
Alpha Natural Resources, Inc.*	2,501	50,320
Anadarko Petroleum Corp.	671	54,163

	Shares	Market Value
Apache Corp.	557	$55,076
Arch Coal, Inc.	3,579	51,645
Cabot Oil & Gas Corp.	1,350	43,065
Chesapeake Energy Corp.	2,193	46,338
Chevron Corp.	496	51,128
Cimarex Energy Co.	810	47,288
Cobalt International Energy, Inc.*	5,276	105,731
Concho Resources, Inc.*	531	56,636
ConocoPhillips	736	50,203
Consol Energy, Inc.	1,386	49,536
Continental Resources, Inc.*	773	62,366
Denbury Resources, Inc.*	3,351	63,200
Devon Energy Corp.	811	51,750
El Paso Corp.	2,067	55,540
Energen Corp.	1,131	54,480
EOG Resources, Inc.	521	55,299
EQT Corp.	938	47,388
EXCO Resources, Inc.	5,150	40,479
Exxon Mobil Corp.	638	53,426
Forest Oil Corp.*	3,660	47,580
Hess Corp.	913	51,402
HollyFrontier Corp.	2,358	69,184
Kinder Morgan, Inc.	1,760	57,147
Kosmos Energy Ltd.*	4,469	56,131
Marathon Oil Corp.	1,859	58,354
Marathon Petroleum Corp.	1,514	57,865
Murphy Oil Corp.	964	57,454
Newfield Exploration Co.*	1,317	49,796
Noble Energy, Inc.	561	56,476
Occidental Petroleum Corp.	560	55,871
Peabody Energy Corp.	1,527	52,055
Pioneer Natural Resources Co.	590	58,587
Plains Exploration & Production Co.*	1,505	56,769
QEP Resources, Inc.	1,724	49,375
Quicksilver Resources, Inc.*	6,992	35,030
Range Resources Corp.	829	47,684
SandRidge Energy, Inc.*	7,248	56,389
SM Energy Co.	714	51,822
Southern Union Co.	1,304	56,554
Southwestern Energy Co.*	1,485	46,243
Spectra Energy Corp.	1,748	55,045
Sunoco, Inc.	1,357	52,055
Teekay Corp.	1,039	28,489
Tesoro Corp.*	2,384	59,671
Ultra Petroleum Corp.*	1,657	39,818
Valero Energy Corp.	2,512	60,263
Whiting Petroleum Corp.*	1,108	55,500
Williams Cos., Inc.(The)	1,638	47,207
WPX Energy, Inc.*	546	8,998

Total Oil, Gas & Consumable Fuels		2,679,871

Paper & Forest Products 0.4%
Domtar Corp.	646	55,801
International Paper Co.	1,761	54,838
MeadWestvaco Corp.	1,703	50,136

Total Paper & Forest Products		160,775

Personal Products 0.4%
Avon Products, Inc.	1,362	24,203
Estee Lauder Cos., Inc.(The) - Class A	410	23,751
Herbalife Ltd.	1,449	83,868

Total Personal Products		131,822

Pharmaceuticals 1.6%
Abbott Laboratories	699	37,851
Allergan, Inc.	463	40,702
Bristol-Myers Squibb Co.	1,133	36,528

7

GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2012

	Shares	Market Value
Eli Lilly & Co.	958	$38,071
Endo Pharmaceuticals Holdings, Inc.*	1,084	40,292
Forest Laboratories, Inc.*	1,311	41,663
Hospira, Inc.*	1,354	46,659
Johnson & Johnson, Inc.	600	39,546
Merck & Co., Inc.	1,087	41,589
Mylan, Inc.*	1,897	39,363
Perrigo Co.	391	37,380
Pfizer, Inc.	1,831	39,183
Warner Chilcott PLC - Class A*	2,645	44,621
Watson Pharmaceuticals, Inc.*	627	36,761

Total Pharmaceuticals		560,209

Professional Services 0.5%
Dun & Bradstreet Corp.(The)	257	21,282
Equifax, Inc.	490	19,095
Manpower, Inc.	765	30,684
Nielsen Holdings NV*	771	22,344
Robert Half International, Inc.	986	27,302
Towers Watson & Co. - Class A	434	25,953
Verisk Analytics, Inc. - Class A*	696	27,889

Total Professional Services		174,549

Real Estate Investment Trusts (REITs) 2.6%
Alexandria Real Estate Equities, Inc.	281	20,347
American Capital Agency Corp.	629	18,442
American Tower Corp.	537	34,105
Annaly Capital Management, Inc.	1,124	18,928
Apartment Investment & Management Co. - Class A	871	21,392
AvalonBay Communities, Inc.	148	20,130
Boston Properties, Inc.	197	20,498
Brandywine Realty Trust	2,143	22,802
BRE Properties, Inc.	392	20,313
Camden Property Trust	323	20,834
Chimera Investment Corp.	6,782	20,617
CommonWealth	1,123	22,089
Corporate Office Properties Trust	864	20,935
DDR Corp.	1,615	22,384
Digital Realty Trust, Inc.	287	20,337
Douglas Emmett, Inc.	1,032	21,579
Duke Realty Corp.	1,626	21,772
Equity Residential	340	20,247
Essex Property Trust, Inc.	139	20,016
Federal Realty Investment Trust	205	19,364
General Growth Properties, Inc.	1,300	20,514
HCP, Inc.	477	20,048
Health Care REIT, Inc.	363	20,767
Hospitality Properties Trust	845	20,474
Host Hotels & Resorts, Inc.	1,314	21,576
Kimco Realty Corp.	1,181	21,553
Liberty Property Trust	628	20,906
Macerich Co.(The)	377	20,471
Mack-Cali Realty Corp.	722	20,765
Piedmont Office Realty Trust, Inc. - Class A	1,131	20,946
Plum Creek Timber Co., Inc.	526	20,398
ProLogis, Inc.	673	21,341
Public Storage	145	20,135
Rayonier, Inc.	449	20,533
Realty Income Corp.	545	19,838
Regency Centers Corp.	514	21,239
Rouse Properties, Inc.*	48	593
Senior Housing Properties Trust	867	19,664
Simon Property Group, Inc.	151	20,515
SL Green Realty Corp.	285	20,956
Taubman Centers, Inc.	301	20,176
UDR, Inc.	790	20,556

	Shares	Market Value
Ventas, Inc.	359	$20,933
Vornado Realty Trust	253	20,463
Weingarten Realty Investors	905	21,964
Weyerhaeuser Co.	1,109	22,202

Total Real Estate Investment Trusts (REITs)		946,657

Real Estate Management & Development 0.3%
CBRE Group, Inc.*	1,236	23,855
Forest City Enterprises, Inc. - Class A*	1,677	22,019
Howard Hughes Corp. (The)*	384	19,899
Jones Lang LaSalle, Inc.	316	24,888
St Joe Co.(The)*	1,166	18,621

Total Real Estate Management & Development		109,282

Road & Rail 0.7%
Con-way, Inc.	950	30,153
CSX Corp.	1,313	29,608
Hertz Global Holdings, Inc.*	1,991	27,078
JB Hunt Transport Services, Inc.	618	31,561
Kansas City Southern*	419	28,760
Landstar System, Inc.	574	29,360
Norfolk Southern Corp.	376	27,147
Ryder System, Inc.	520	29,266
Union Pacific Corp.	268	30,635

Total Road & Rail		263,568

Semiconductors & Semiconductor Equipment 3.6%
Advanced Micro Devices, Inc.*	6,021	40,401
Altera Corp.	900	35,811
Analog Devices, Inc.	920	36,000
Applied Materials, Inc.	2,970	36,472
Atmel Corp.*	3,803	36,927
Avago Technologies Ltd.	1,066	36,180
Broadcom Corp. - Class A*	1,107	38,014
Cree, Inc.*	1,393	35,424
Cypress Semiconductor Corp.*	1,866	32,086
Fairchild Semiconductor International, Inc.*	2,695	37,676
First Solar, Inc.*	1,207	51,032
Freescale Semiconductor Holdings I Ltd.*	2,477	39,558
Intel Corp.	1,324	34,980
International Rectifier Corp.*	1,621	36,959
Intersil Corp. - Class A	3,107	34,985
KLA-Tencor Corp.	666	34,053
Lam Research Corp.*	776	33,050
Linear Technology Corp.	1,068	35,586
LSI Corp.*	5,670	42,922
Marvell Technology Group Ltd.*	2,265	35,175
Maxim Integrated Products, Inc.	1,238	33,228
MEMC Electronic Materials, Inc.*	8,164	37,309
Microchip Technology, Inc.	918	33,883
Micron Technology, Inc.*	5,559	42,193
Novellus Systems, Inc.*	883	41,633
NVIDIA Corp.*	2,208	32,612
ON Semiconductor Corp.*	4,295	37,367
PMC - Sierra, Inc.*	6,055	39,357
Silicon Laboratories, Inc.*	758	33,231
Skyworks Solutions, Inc.*	2,215	47,800
SunPower Corp.*	8,144	55,786
Teradyne, Inc.*	2,352	38,455
Texas Instruments, Inc.	1,098	35,553
Xilinx, Inc.	987	35,384

Total Semiconductors & Semiconductor Equipment		1,287,082

Software 2.4%
Activision Blizzard, Inc.	2,604	32,133
Adobe Systems, Inc.*	1,155	35,747
ANSYS, Inc.*	525	31,757
Ariba, Inc.*	918	25,061

8

GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	January 31, 2012

	Shares	Market Value
Autodesk, Inc.*	954	$34,344
BMC Software, Inc.*	925	33,522
CA, Inc.	1,505	38,799
Cadence Design Systems, Inc.*	3,019	31,881
Citrix Systems, Inc.*	470	30,649
Compuware Corp.*	3,798	29,776
Electronic Arts, Inc.*	1,495	27,762
Factset Research Systems, Inc.	207	18,282
Fortinet, Inc.*	1,338	30,520
Informatica Corp.*	769	32,529
Intuit, Inc.	584	32,961
MICROS Systems, Inc.*	676	33,604
Microsoft Corp.	1,211	35,761
Nuance Communications, Inc.*	1,278	36,449
Oracle Corp.	1,012	28,538
Red Hat, Inc.*	664	30,790
Rovi Corp.*	1,219	39,118
Salesforce.com, Inc.*	275	32,120
Solera Holdings, Inc.	692	33,057
Symantec Corp.*	1,991	34,225
Synopsys, Inc.*	995	29,034
TIBCO Software, Inc.*	1,265	32,978
VMware, Inc. - Class A*	343	31,306

Total Software		862,703

Specialty Retail 2.0%
Aaron’s, Inc.	850	22,618
Abercrombie & Fitch Co. - Class A	456	20,949
Advance Auto Parts, Inc.	323	24,755
American Eagle Outfitters, Inc.	1,502	21,163
AutoNation, Inc.*	614	21,957
AutoZone, Inc.*	67	23,308
Bed Bath & Beyond, Inc.*	360	21,852
Best Buy Co., Inc.	926	22,178
CarMax, Inc.*	722	21,970
Chico’s FAS, Inc.	2,047	23,418
Dick’s Sporting Goods, Inc.	608	25,056
DSW, Inc. - Class A	480	23,986
Foot Locker, Inc.	907	23,800
GameStop Corp. - Class A*	913	21,328
Gap, Inc.(The)	1,196	22,700
Guess?, Inc.	790	23,700
Home Depot, Inc.	557	24,725
Limited Brands, Inc.	558	23,358
Lowe’s Cos., Inc.	909	24,388
O’Reilly Automotive, Inc.*	278	22,660
PetSmart, Inc.	452	24,055
RadioShack Corp.	2,099	15,071
Ross Stores, Inc.	473	24,038
Sally Beauty Holdings, Inc.*	1,119	23,074
Signet Jewelers Ltd.	519	23,656
Staples, Inc.	1,534	22,442
Tiffany & Co.	338	21,564
TJX Cos., Inc.	352	23,985
Tractor Supply Co.	302	24,393
Ulta Salon Cosmetics & Fragrance, Inc.*	311	23,704
Urban Outfitters, Inc.*	789	20,908
Williams-Sonoma, Inc.	582	20,871

Total Specialty Retail		727,630

Textiles, Apparel & Luxury Goods 0.6%
Coach, Inc.	366	25,638
Deckers Outdoor Corp.*	222	17,949
Fossil, Inc.*	268	25,473
Hanesbrands, Inc.*	988	24,305
NIKE, Inc. - Class B	231	24,022
PVH Corp.	321	24,778

	Shares	Market Value
Ralph Lauren Corp.	156	$23,712
Under Armour, Inc. - Class A*	296	23,567
V.F. Corp.	167	21,959

Total Textiles, Apparel & Luxury Goods		211,403

Thrifts & Mortgage Finance 0.4%
BankUnited, Inc.	821	18,809
Capitol Federal Financial, Inc.	1,617	18,676
Hudson City Bancorp, Inc.	3,178	21,388
New York Community Bancorp, Inc.	1,527	19,378
People’s United Financial, Inc.	1,479	18,236
TFS Financial Corp.*	2,027	18,243
Washington Federal, Inc.	1,385	21,828

Total Thrifts & Mortgage Finance		136,558

Tobacco 0.8%
Altria Group, Inc.	2,623	74,493
Lorillard, Inc.	692	74,314
Philip Morris International, Inc.	1,007	75,293
Reynolds American, Inc.	1,865	73,164

Total Tobacco		297,264

Trading Companies & Distributors 0.6%
Air Lease Corp.*	1,175	29,680
Fastenal Co.	1,189	55,503
GATX Corp.	644	27,653
MSC Industrial Direct Co. - Class A	403	30,636
W.W. Grainger, Inc.	148	28,230
WESCO International, Inc.*	531	33,389

Total Trading Companies & Distributors		205,091

Water Utilities 0.3%
American Water Works Co., Inc.	1,760	59,365
Aqua America, Inc.	2,546	56,165

Total Water Utilities		115,530

Wireless Telecommunication Services 1.1%
Clearwire Corp. - Class A*	25,329	42,806
Crown Castle International Corp.*	719	34,857
MetroPCS Communications, Inc.*	6,384	56,434
NII Holdings, Inc.*	2,707	54,438
SBA Communications Corp. - Class A*	775	35,433
Sprint Nextel Corp.*	22,787	48,308
Telephone & Data Systems, Inc.	2,389	62,831
United States Cellular Corp.*	1,303	59,769

Total Wireless Telecommunication Services		394,876

Total Common Stocks (Cost $36,139,382)		35,673,241

SHORT TERM INVESTMENTS 0.3%

SSgA Government Money Market Fund	105,702	105,702

Total Short Term Investments (Cost $105,702)		105,702

Total Investments 100.0%(a) (Cost $36,245,084)		35,778,943

Other Assets in Excess of Liabilities – 0.0%(b)		8,105

Net Assets – 100.0%		$35,787,048

*	Non-Income Producing Security.
(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)
(b)	Amount represents less than 0.05% of net assets.

Tracking Stock - A security issued by a parent company that tracks the performance of a particular division.

9

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2012

	Shares	Market Value
COMMON STOCKS 99.5%
Aerospace & Defense 1.0%
AAR Corp.	413	$8,751
Aerovironment, Inc.*	233	6,494
American Science & Engineering, Inc.	95	6,793
Astronics Corp.*	204	6,795
Ceradyne, Inc.*	263	8,703
Cubic Corp.	168	7,768
Curtiss-Wright Corp.	216	8,070
DigitalGlobe, Inc.*	418	6,558
Ducommun, Inc.*	569	8,222
Esterline Technologies Corp.*	138	8,439
GenCorp, Inc.*	1,353	7,428
GeoEye, Inc.*	312	6,836
HEICO Corp.	124	6,894
Hexcel Corp.*	678	16,997
KEYW Holding Corp.(The)*	948	7,205
Kratos Defense & Security Solutions, Inc.*	1,264	8,583
LMI Aerospace, Inc.*	408	8,074
Moog, Inc. - Class A*	173	7,373
National Presto Industries, Inc.	70	6,840
Orbital Sciences Corp.*	512	7,419
Taser International, Inc.*	1,234	5,874
Teledyne Technologies, Inc.*	135	7,663
Triumph Group, Inc.	125	7,821

Total Aerospace & Defense		181,600

Air Freight & Logistics 0.3%
Air Transport Services Group, Inc.*	1,498	9,003
Atlas Air Worldwide Holdings, Inc.*	195	9,289
Forward Air Corp.	225	7,875
HUB Group, Inc. - Class A*	234	8,010
Pacer International, Inc.*	1,557	9,404
Park-Ohio Holdings Corp.*	384	7,638

Total Air Freight & Logistics		51,219

Airlines 0.4%
Alaska Air Group, Inc.*	103	7,841
Allegiant Travel Co.*	140	7,696
Hawaiian Holdings, Inc.*	1,221	8,498
JetBlue Airways Corp.*	1,453	8,616
Republic Airways Holdings, Inc.*	1,862	10,260
SkyWest, Inc.	596	7,629
Spirit Airlines, Inc.*	469	7,874
US Airways Group, Inc.*	1,377	11,622

Total Airlines		70,036

Auto Components 0.6%
American Axle & Manufacturing Holdings, Inc.*	756	9,117
Amerigon, Inc.*	406	6,232
Cooper Tire & Rubber Co.	485	7,304
Dana Holding Corp.*	573	8,509
Dorman Products, Inc.*	167	7,250
Drew Industries, Inc.*	284	7,376
Exide Technologies*	2,597	8,570
Fuel Systems Solutions, Inc.*	398	8,306
Modine Manufacturing Co.*	748	8,183
Motorcar Parts of America, Inc.*	939	6,028
Spartan Motors, Inc.	1,430	8,680
Standard Motor Products, Inc.	326	6,745
Stoneridge, Inc.*	797	7,468
Superior Industries International, Inc.	409	7,432
Tenneco, Inc.*	233	7,479

	Shares	Market Value
Tower International, Inc.*	603	$6,886

Total Auto Components		121,565

Automobiles 0.0%(a)
Winnebago Industries, Inc.*	955	8,729

Total Automobiles		8,729

Beverages 0.8%
Boston Beer Co., Inc. - Class A*	379	37,919
Central European Distribution Corp.*	8,100	33,210
Coca-Cola Bottling Co. Consolidated	720	43,884
National Beverage Corp.	2,346	39,249

Total Beverages		154,262

Biotechnology 4.1%
Achillion Pharmaceuticals, Inc.*	932	10,336
Acorda Therapeutics, Inc.*	310	7,914
Aegerion Pharmaceuticals, Inc.*	412	7,082
Affymax, Inc.*	937	7,487
Alkermes PLC*	445	8,370
Allos Therapeutics, Inc.*	5,468	8,475
Alnylam Pharmaceuticals, Inc.*	954	11,028
AMAG Pharmaceuticals, Inc.*	376	6,174
Amicus Therapeutics, Inc.*	2,171	14,112
Anacor Pharmaceuticals, Inc.*	1,146	8,011
Anthera Pharmaceuticals, Inc.*	1,069	8,424
Ardea Biosciences, Inc.*	377	6,858
Arena Pharmaceuticals, Inc.*	3,209	5,680
Ariad Pharmaceuticals, Inc.*	620	9,145
ArQule, Inc.*	1,292	10,207
Array Biopharma, Inc.*	3,013	8,286
Astex Pharmaceuticals, Inc.*	4,194	11,366
AVEO Pharmaceuticals, Inc.*	422	5,562
AVI BioPharma, Inc.*	10,357	9,320
BioCryst Pharmaceuticals, Inc.*	2,757	9,622
BioMimetic Therapeutics, Inc.*	2,399	4,726
Biosante Pharmaceuticals, Inc.*	2,711	1,767
Biospecifics Technologies Corp.*	410	7,798
Biotime, Inc.*	1,721	9,947
Cell Therapeutics, Inc.*	6,214	6,835
Celldex Therapeutics, Inc.*	2,551	12,117
Cepheid, Inc.*	220	9,693
Chelsea Therapeutics International Ltd.*	1,333	5,999
Cleveland Biolabs, Inc.*	2,460	7,724
Codexis, Inc.*	1,286	7,163
Cubist Pharmaceuticals, Inc.*	183	7,470
Curis, Inc.*	1,721	8,519
Cytori Therapeutics, Inc.*	3,288	11,278
Dusa Pharmaceuticals, Inc.*	1,688	8,102
Dyax Corp.*	5,259	8,572
Dynavax Technologies Corp.*	2,185	7,604
Emergent Biosolutions, Inc.*	413	7,009
Enzon Pharmaceuticals, Inc.*	980	6,987
Exact Sciences Corp.*	866	8,088
Exelixis, Inc.*	1,632	8,682
Genomic Health, Inc.*	259	7,187
Geron Corp.*	4,618	9,144
GTx, Inc.*	2,641	15,450
Halozyme Therapeutics, Inc.*	712	7,519
Idenix Pharmaceuticals, Inc.*	877	11,743
Immunogen, Inc.*	594	8,387
Immunomedics, Inc.*	2,171	7,642
Incyte Corp., Ltd.*	502	8,885
Infinity Pharmaceuticals, Inc.*	719	4,372
Inhibitex, Inc.*	485	12,382
Insmed, Inc.*	2,233	10,763
InterMune, Inc.*	371	5,565

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2012

	Shares	Market Value
Ironwood Pharmaceuticals, Inc.*	580	$8,700
Isis Pharmaceuticals, Inc.*	999	8,152
Keryx Biopharmaceuticals, Inc.*	2,735	9,272
Lexicon Pharmaceuticals, Inc.*	5,996	8,694
Ligand Pharmaceuticals, Inc. - Class B	591	7,358
MannKind Corp.*	2,504	6,761
Maxygen, Inc.	1,239	6,926
Medivation, Inc.	148	8,201
Metabolix, Inc.*	1,513	4,009
Micromet, Inc.*	999	10,919
Momenta Pharmaceuticals, Inc.*	431	6,762
Nabi Biopharmaceuticals*	3,778	6,989
Neurocrine Biosciences, Inc.*	912	8,482
Novavax, Inc.*	5,217	7,878
NPS Pharmaceuticals, Inc.*	1,116	8,571
Nymox Pharmaceutical Corp.*	903	7,188
OncoGenex Pharmaceutical, Inc.*	611	8,493
Oncothyreon, Inc.*	856	5,829
Onyx Pharmaceuticals, Inc.*	179	7,328
Opko Health, Inc.*	1,428	7,511
Orexigen Therapeutics, Inc.*	4,221	11,566
Osiris Therapeutics, Inc.*	1,428	8,325
PDL BioPharma, Inc.	1,133	7,240
Peregrine Pharmaceuticals, Inc.*	6,637	6,505
Pharmacyclics, Inc.*	498	9,153
PharmAthene, Inc.*	5,996	9,594
Progenics Pharmaceuticals, Inc.*	949	9,148
Raptor Pharmaceutical Corp.*	1,058	7,575
Rigel Pharmaceuticals, Inc.*	944	9,223
Sangamo Biosciences, Inc.*	2,521	8,698
Savient Pharmaceuticals, Inc.*	3,271	8,276
Sciclone Pharmaceuticals, Inc.*	1,533	7,343
Seattle Genetics, Inc.*	400	7,572
SIGA Technologies, Inc.*	2,921	9,669
Spectrum Pharmaceuticals, Inc.*	497	6,993
Synta Pharmaceuticals Corp.*	1,513	7,005
Targacept, Inc.*	888	5,399
Theravance, Inc.*	300	5,322
Trius Therapeutics, Inc.*	975	5,421
Vanda Pharmaceuticals, Inc.*	1,514	7,494
Vical, Inc.*	1,562	5,483
Zalicus, Inc.*	6,328	6,771
ZIOPHARM Oncology, Inc.*	1,583	8,406

Total Biotechnology		770,782

Building Products 1.3%
AAON, Inc.	797	16,139
Ameresco, Inc. - Class A*	1,597	20,937
American Woodmark Corp.*	574	8,162
AO Smith Corp.	186	7,901
Apogee Enterprises, Inc.	1,544	21,230
Gibraltar Industries, Inc.*	1,190	18,647
Griffon Corp.	1,817	18,116
Insteel Industries, Inc.	1,574	20,147
NCI Building Systems, Inc.*	1,636	19,158
Quanex Building Products Corp.	1,159	19,042
Simpson Manufacturing Co., Inc.	494	15,996
Trex Co., Inc.*	726	18,019
Universal Forest Products, Inc.	569	18,077
USG Corp.*	1,845	23,690

Total Building Products		245,261

Capital Markets 1.5%
Apollo Investment Corp.	689	5,312
Arlington Asset Investment Corp. - Class A	199	4,458
Artio Global Investors, Inc.	808	3,628
BGC Partners, Inc. - Class A	731	4,576

	Shares	Market Value
BlackRock Kelso Capital Corp.	520	$4,716
Calamos Asset Management, Inc. - Class A	340	4,247
Capital Southwest Corp.	54	4,792
CIFC Corp.*	997	5,603
Cohen & Steers, Inc.	160	5,403
Cowen Group, Inc. - Class A*	1,654	4,466
Diamond Hill Investment Group, Inc.	61	4,661
Duff & Phelps Corp. - Class A	301	4,614
Edelman Financial Group, Inc.	652	4,655
Epoch Holding Corp.	194	4,619
Evercore Partners, Inc. - Class A	161	4,539
FBR & Co.*	2,152	4,713
Fidus Investment Corp.	342	4,675
Fifth Street Finance Corp.	451	4,393
Financial Engines, Inc.*	198	4,742
FXCM, Inc. - Class A	421	4,429
GAMCO Investors, Inc. - Class A	99	4,603
GFI Group, Inc.	1,030	4,769
Gladstone Capital Corp.	567	5,075
Gladstone Investment Corp.	592	4,813
Gleacher & Co., Inc.*	3,270	5,461
Golub Capital BDC, Inc.	289	4,416
Harris & Harris Group, Inc.*	1,210	5,348
Hercules Technology Growth Capital, Inc.	462	4,403
HFF, Inc. - Class A*	396	5,588
ICG Group, Inc.*	824	7,391
INTL FCStone, Inc.*	176	4,520
Investment Technology Group, Inc.*	403	4,570
JMP Group, Inc.	619	4,568
KBW, Inc.	310	5,372
Knight Capital Group, Inc. - Class A*	362	4,702
Kohlberg Capital Corp.	644	4,502
Ladenburg Thalmann Financial Services, Inc.*	1,734	3,884
Main Street Capital Corp.	222	4,913
MCG Capital Corp.	1,030	4,820
Medallion Financial Corp.	388	4,303
Medley Capital Corp.	466	5,187
MVC Capital, Inc.	362	4,539
New Mountain Finance Corp.	338	4,472
NGP Capital Resources Co.	584	4,543
Oppenheimer Holdings, Inc. - Class A	282	4,918
PennantPark Investment Corp.	431	4,444
Piper Jaffray Cos.*	212	4,717
Prospect Capital Corp.	477	4,923
Pzena Investment Management, Inc. - Class A	933	4,301
Safeguard Scientifics, Inc.*	436	6,932
Solar Capital Ltd.	202	4,616
Solar Senior Capital Ltd.	274	4,466
Stifel Financial Corp.*	145	5,229
SWS Group, Inc.	611	4,491
THL Credit, Inc.	377	4,916
TICC Capital Corp.	493	4,610
Triangle Capital Corp.	244	4,753
Virtus Investment Partners, Inc.*	58	4,603
Walter Investment Management Corp.	199	3,725
Westwood Holdings Group, Inc.	120	4,788

Total Capital Markets		286,435

Chemicals 3.4%
A. Schulman, Inc.	781	19,135
American Vanguard Corp.	1,262	18,968
Balchem Corp.	411	15,552
Calgon Carbon Corp.*	1,153	18,840
Chemtura Corp.*	1,554	21,834

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2012

	Shares	Market Value
Ferro Corp.*	3,436	$23,227
Flotek Industries, Inc.*	1,964	23,057
FutureFuel Corp.	1,359	16,213
Georgia Gulf Corp.*	881	30,879
H.B. Fuller Co.	761	21,780
Hawkins, Inc.	448	17,741
Innophos Holdings, Inc.	338	16,873
Innospec, Inc.*	560	18,127
KMG Chemicals, Inc.	1,039	19,128
Koppers Holdings, Inc.	504	19,147
Kraton Performance Polymers, Inc.*	848	24,117
Landec Corp.*	3,092	18,645
LSB Industries, Inc.*	599	20,995
Minerals Technologies, Inc.	295	18,718
NewMarket Corp.	85	18,376
Olin Corp.	849	18,848
OM Group, Inc.*	761	20,646
Omnova Solutions, Inc.*	3,848	19,086
PolyOne Corp.	1,541	22,221
Quaker Chemical Corp.	446	19,758
Senomyx, Inc.*	4,483	13,135
Sensient Technologies Corp.	460	18,225
Spartech Corp.*	3,877	20,819
Stepan Co.	212	18,219
TPC Group, Inc.*	682	22,404
Tredegar Corp.	762	18,791
Zep, Inc.	1,152	18,870
Zoltek Cos., Inc.*	2,138	18,579

Total Chemicals		650,953

Commercial Banks 3.6%
1st Source Corp.	182	4,557
1st United Bancorp, Inc.*	845	4,867
Alliance Financial Corp.	154	4,796
Ameris Bancorp*	441	4,728
Ames National Corp.	246	4,873
Arrow Financial Corp.	189	4,961
Bancfirst Corp.	121	4,859
Banco Latinoamericano de Comercio Exterior SA - Class E	276	5,109
Bancorp, Inc.(The)*	570	4,571
BancorpSouth, Inc.	422	4,739
Bank of Kentucky Financial Corp.	220	5,205
Bank of Marin Bancorp	122	4,727
Bank of the Ozarks, Inc.	154	4,310
Banner Corp.	258	5,067
BBCN Bancorp, Inc.*	489	4,949
Boston Private Financial Holdings, Inc.	558	4,598
Bridge Bancorp, Inc.	228	4,394
Bridge Capital Holdings*	455	4,923
Bryn Mawr Bank Corp.	233	4,686
Camden National Corp.	146	5,022
Capital Bank Corp.*	2,152	5,122
Capital City Bank Group, Inc.	397	3,474
Cardinal Financial Corp.	405	4,540
Cascade Bancorp*	1,024	5,437
Cathay General Bancorp	320	5,037
Center Bancorp, Inc.	450	4,297
Centerstate Banks, Inc.	777	5,478
Central Pacific Financial Corp.*	340	4,634
Century Bancorp, Inc. - Class A	162	4,598
Chemical Financial Corp.	214	4,843
Citizens & Northern Corp.	253	5,316
City Holding Co.	135	4,798
CNB Financial Corp.	286	4,722
CoBiz Financial, Inc.	770	4,605

	Shares	Market Value
Columbia Banking System, Inc.	235	$4,935
Community Bank System, Inc.	163	4,460
Community Trust Bancorp, Inc.	152	4,683
CVB Financial Corp.	449	4,728
Eagle Bancorp, Inc.*	301	5,054
Encore Bancshares, Inc.*	377	5,056
Enterprise Bancorp, Inc.	307	4,980
Enterprise Financial Services Corp.	304	3,767
Financial Institutions, Inc.	290	4,956
First Bancorp	409	4,761
First Bancorp., Inc.	304	4,861
First Busey Corp.	862	4,319
First Commonwealth Financial Corp.	891	4,936
First Community Bancshares, Inc.	355	4,530
First Connecticut Bancorp, Inc.	341	4,522
First Financial Bancorp	270	4,693
First Financial Bankshares, Inc.	136	4,635
First Financial Corp.	136	4,763
First Interstate Bancsystem, Inc.	352	4,843
First Merchants Corp.	507	4,994
First Midwest Bancorp, Inc.	460	5,005
First of Long Island Corp.(The)	170	4,520
FirstMerit Corp.	304	4,770
FNB Corp.	396	4,641
German American Bancorp, Inc.	239	4,809
Glacier Bancorp, Inc.	372	5,197
Great Southern Bancorp, Inc.	199	4,836
Hampton Roads Bankshares, Inc.*	1,562	4,639
Hancock Holding Co.	140	4,648
Hanmi Financial Corp.*	627	5,166
Heartland Financial USA, Inc.	289	4,768
Heritage Commerce Corp.*	891	4,419
Heritage Financial Corp.	350	4,910
Home Bancshares, Inc.	177	4,613
Hudson Valley Holding Corp.	225	4,939
Iberiabank Corp.	89	4,653
Independent Bank Corp.	162	4,494
International Bancshares Corp.	248	4,767
Investors Bancorp, Inc.*	330	4,871
Lakeland Bancorp, Inc.	518	5,164
Lakeland Financial Corp.	175	4,434
MainSource Financial Group, Inc.	544	5,108
MB Financial, Inc.	260	4,719
Merchants Bancshares, Inc.	158	4,495
Metro Bancorp, Inc.*	518	5,667
Midsouth Bancorp, Inc.	337	4,398
National Bankshares, Inc.	164	4,685
National Penn Bancshares, Inc.	524	4,554
NBT Bancorp, Inc.	205	4,612
Old National Bancorp	374	4,402
OmniAmerican Bancorp, Inc.*	285	4,688
Oriental Financial Group, Inc.	382	4,370
Orrstown Financial Services, Inc.*	541	4,095
Pacific Capital Bancorp NA*	175	4,882
Pacific Continental Corp.	517	4,581
PacWest Bancorp	232	4,935
Park National Corp.	70	4,846
Park Sterling Corp.*	1,169	5,120
Penns Woods Bancorp, Inc.	119	4,711
Peoples Bancorp, Inc.	307	4,808
Pinnacle Financial Partners, Inc.*	282	4,749
PrivateBancorp, Inc.	453	6,405
Prosperity Bancshares, Inc.	112	4,649
Renasant Corp.	305	4,813
Republic Bancorp, Inc. - Class A	194	4,930
S&T Bancorp, Inc.	226	4,906

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2012

	Shares	Market Value
S.Y. Bancorp, Inc.	216	$4,737
Sandy Spring Bancorp, Inc.	253	4,620
SCBT Financial Corp.	159	4,918
Seacoast Banking Corp. of Florida*	3,105	5,123
Sierra Bancorp	469	4,282
Signature Bank*	76	4,419
Simmons First National Corp. - Class A	161	4,436
Southside Bancshares, Inc.	197	4,216
Southwest Bancorp, Inc.*	950	7,932
State Bank Financial Corp.*	278	4,445
StellarOne Corp.	370	4,544
Sterling Bancorp	528	5,042
Sterling Financial Corp.*	271	4,976
Suffolk Bancorp*	496	6,031
Sun Bancorp, Inc.*	1,801	5,259
Susquehanna Bancshares, Inc.	565	5,164
SVB Financial Group*	94	5,456
Taylor Capital Group, Inc.*	552	6,828
Texas Capital Bancshares, Inc.*	153	4,853
Tompkins Financial Corp.	110	4,448
Tower Bancorp, Inc.	161	4,957
TowneBank	353	4,660
Trico Bancshares	306	4,572
Trustmark Corp.	194	4,573
UMB Financial Corp.	125	4,822
Umpqua Holdings Corp.	346	4,211
Union First Market Bankshares Corp.	345	4,740
United Bankshares, Inc.	156	4,354
United Community Banks, Inc.*	675	5,123
Univest Corp. of Pennsylvania	305	4,520
Virginia Commerce Bancorp, Inc.*	644	5,706
Washington Banking Co.	397	5,256
Washington Trust Bancorp, Inc.	188	4,642
Webster Financial Corp.	232	4,918
WesBanco, Inc.	227	4,531
West Bancorp, Inc.	492	4,782
West Coast Bancorp*	260	4,155
Westamerica Bancorp	102	4,738
Western Alliance Bancorp*	722	5,769
Wilshire Bancorp, Inc.*	1,343	4,700
Wintrust Financial Corp.	159	4,873

Total Commercial Banks		680,040

Commercial Services & Supplies 2.2%
ABM Industries, Inc.	350	7,595
ACCO Brands Corp.*	722	7,668
American Reprographics Co.*	1,482	8,907
AT Cross Co. - Class A*	675	6,696
Brink’s Co. (The)	291	8,203
Casella Waste Systems, Inc. - Class A*	1,031	7,083
Cenveo, Inc.*	1,980	6,633
Clean Harbors, Inc.*	124	7,868
Consolidated Graphics, Inc.*	148	7,517
Courier Corp.	617	7,632
Deluxe Corp.	335	8,566
Encore Capital Group, Inc.*	208	4,888
EnergySolutions, Inc.*	2,398	8,537
EnerNOC, Inc.*	1,976	18,080
Ennis, Inc.	551	9,113
Fuel Tech, Inc.*	1,258	7,586
G&K Services, Inc. - Class A	250	8,215
Geo Group, Inc. (The)*	415	7,296
Healthcare Services Group, Inc.	391	7,308
Heritage-Crystal Clean, Inc.*	439	9,035
Herman Miller, Inc.	354	7,476
HNI Corp.	289	7,841

	Shares	Market Value
Hudson Highland Group, Inc.*	1,539	$8,234
InnerWorkings, Inc.*	739	8,151
Interface, Inc. - Class A	1,479	19,656
Intersections, Inc.	402	4,937
Kimball International, Inc. - Class B	1,307	7,960
Knoll, Inc.	498	7,948
McGrath Rentcorp	261	8,310
Metalico, Inc.*	2,234	8,132
Mine Safety Appliances Co.	218	7,442
Mobile Mini, Inc.*	440	9,152
Multi-Color Corp.	289	6,621
Portfolio Recovery Associates, Inc.*	65	4,222
Quad/Graphics, Inc.	529	6,216
Rollins, Inc.	331	7,080
Schawk, Inc.	569	7,647
Standard Parking Corp.*	426	7,532
Steelcase, Inc. - Class A	1,033	8,997
Swisher Hygiene, Inc.*	2,028	7,118
SYKES Enterprises, Inc.*	467	8,186
Team, Inc.*	258	7,531
Tetra Tech, Inc.*	332	7,679
TMS International Corp. - Class A*	1,855	19,700
TRC Cos., Inc.*	1,419	8,812
Unifirst Corp.	126	7,608
United Stationers, Inc.	233	7,533
US Ecology, Inc.	420	7,862
Viad Corp.	364	7,364
WCA Waste Corp.*	1,524	9,875

Total Commercial Services & Supplies		417,248

Communications Equipment 1.5%
ADTRAN, Inc.	232	8,034
Anaren, Inc.*	401	6,985
Arris Group, Inc.*	650	7,592
Aruba Networks, Inc.*	320	7,098
Aviat Networks, Inc.*	3,812	8,463
Bel Fuse, Inc. - Class B	352	7,128
Black Box Corp.	235	7,266
Blue Coat Systems, Inc.*	262	6,749
Calix, Inc.*	1,010	7,646
Communications Systems, Inc.	480	7,147
Comtech Telecommunications Corp.	228	7,036
Digi International, Inc.*	645	7,282
Emcore Corp.*	7,584	8,949
Emulex Corp.*	913	9,532
Extreme Networks*	2,348	7,608
Finisar Corp.*	421	8,529
Globecomm Systems, Inc.*	527	7,520
Harmonic, Inc.*	1,314	7,713
Infinera Corp.*	1,010	7,211
InterDigital, Inc.	169	6,307
Ixia*	587	7,167
KVH Industries, Inc.*	868	8,098
Loral Space & Communications, Inc.*	105	7,241
Meru Networks, Inc.*	1,666	8,213
Netgear, Inc.*	186	7,407
Numerex Corp. - Class A*	857	7,336
Oclaro, Inc.*	2,306	9,547
Oplink Communications, Inc.*	408	7,642
Opnext, Inc.*	7,539	8,293
Plantronics, Inc.	192	7,150
Powerwave Technologies, Inc.*	3,436	5,910
Procera Networks, Inc.*	377	6,345
ShoreTel, Inc.*	1,110	7,271
Sonus Networks, Inc.*	2,714	7,002
Sycamore Networks, Inc.	361	7,011

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2012

	Shares	Market Value
Symmetricom, Inc.*	1,275	$7,956
ViaSat, Inc.*	137	6,513
Westell Technologies, Inc. - Class A*	3,234	7,115

Total Communications Equipment		285,012

Computers & Peripherals 0.7%
3D Systems Corp.*	433	8,279
Avid Technology, Inc.*	885	8,576
Cray, Inc.*	1,064	7,938
Dot Hill Systems Corp.*	4,782	7,221
Electronics for Imaging, Inc.*	518	8,889
Imation Corp.*	1,095	6,493
Immersion Corp.*	1,156	6,508
Intermec, Inc.*	926	7,815
Intevac, Inc.*	930	7,747
Novatel Wireless, Inc.*	2,444	7,014
OCZ Technology Group, Inc.*	867	7,309
Quantum Corp.*	2,617	6,595
Rimage Corp.	593	7,377
Silicon Graphics International Corp.*	471	6,424
STEC, Inc.*	700	6,622
Stratasys, Inc.*	218	8,012
Super Micro Computer, Inc.*	450	7,596
Synaptics, Inc.*	207	7,930
Xyratex Ltd.	474	7,527

Total Computers & Peripherals		141,872

Construction & Engineering 0.8%
Aegion Corp.*	474	8,091
Argan, Inc.	501	7,264
Comfort Systems USA, Inc.	1,526	18,251
Dycom Industries, Inc.*	362	7,736
EMCOR Group, Inc.	285	8,216
Furmanite Corp.*	1,123	8,658
Granite Construction, Inc.	293	7,803
Great Lakes Dredge & Dock Corp.	1,301	8,326
Layne Christensen Co.*	316	7,341
MasTec, Inc.*	495	8,064
Michael Baker Corp.	376	9,208
MYR Group, Inc.*	418	8,352
Northwest Pipe Co.*	711	16,218
Orion Marine Group, Inc.*	1,153	8,348
Primoris Services Corp.	487	7,748
Sterling Construction Co., Inc.*	674	8,095
Tutor Perini Corp.	529	8,035
UniTek Global Services, Inc.*	1,454	4,944

Total Construction & Engineering		160,698

Construction Materials 0.4%
Eagle Materials, Inc.	707	20,793
Headwaters, Inc.*	6,279	16,639
Texas Industries, Inc.	553	17,287
United States Lime & Minerals, Inc.*	294	18,310

Total Construction Materials		73,029

Consumer Finance 0.3%
Advance America Cash Advance Centers, Inc.	479	3,770
Cash America International, Inc.	91	3,991
Credit Acceptance Corp.*	47	3,968
DFC Global Corp.*	247	4,866
EZCORP, Inc. - Class A*	149	3,996
First Cash Financial Services, Inc.*	117	4,709
First Marblehead Corp. (The)*	3,322	4,186
Imperial Holdings, Inc.*	2,630	6,233
Nelnet, Inc. - Class A	179	4,412
Netspend Holdings, Inc.*	606	5,291
Nicholas Financial, Inc.	362	4,677

	Shares	Market Value
World Acceptance Corp.*	64	$4,078

Total Consumer Finance		54,177

Containers & Packaging 0.4%
AEP Industries, Inc.*	648	21,410
Boise, Inc.	2,781	21,247
Graphic Packaging Holding Co.*	3,992	20,000
Myers Industries, Inc.	1,316	17,516

Total Containers & Packaging		80,173

Distributors 0.3%
Core-Mark Holding Co., Inc.	970	39,392
Pool Corp.	222	7,554
VOXX International Corp.*	881	11,206
Weyco Group, Inc.	276	6,972

Total Distributors		65,124

Diversified Consumer Services 0.8%
American Public Education, Inc.*	160	6,432
Archipelago Learning, Inc.*	639	6,639
Ascent Capital Group, Inc. - Series A*	134	6,350
Bridgepoint Education, Inc.*	306	7,524
Cambium Learning Group, Inc.*	2,341	7,538
Capella Education Co.*	193	8,170
Coinstar, Inc.*	146	7,261
Corinthian Colleges, Inc.*	2,837	8,539
Grand Canyon Education, Inc.*	456	7,652
Hillenbrand, Inc.	303	7,105
K12, Inc.*	294	6,583
Lincoln Educational Services Corp.	906	7,909
Mac-Gray Corp.	520	7,249
Matthews International Corp. - Class A	208	6,856
National American University Holdings, Inc.	920	6,955
Regis Corp.	397	6,805
School Specialty, Inc.*	1,742	5,609
Sotheby’s	224	7,511
Steiner Leisure Ltd.*	144	7,111
Stewart Enterprises, Inc. - Class A	1,143	7,029
Strayer Education, Inc.	71	7,725
Universal Technical Institute, Inc.*	524	7,310

Total Diversified Consumer Services		157,862

Diversified Financial Services 0.2%
California First National Bancorp	280	4,460
Compass Diversified Holdings	594	8,328
Gain Capital Holdings, Inc.	666	4,242
MarketAxess Holdings, Inc.	155	4,813
Marlin Business Services Corp.*	563	8,057
NewStar Financial, Inc.*	445	4,325
PHH Corp.*	508	5,888
PICO Holdings, Inc.*	200	4,414

Total Diversified Financial Services		44,527

Diversified Telecommunication Services 2.7%
8x8, Inc.*	9,478	42,082
AboveNet, Inc.	103	6,844
Alaska Communications Systems Group, Inc.	7,214	19,622
Atlantic Tele-Network, Inc.	879	31,723
Cbeyond, Inc.*	4,664	39,644
Cincinnati Bell, Inc.*	11,969	41,293
Cogent Communications Group, Inc.*	2,002	30,511
Consolidated Communications Holdings, Inc.	1,892	35,929
General Communication, Inc. - Class A*	3,635	37,840
Iridium Communications, Inc.*	4,536	36,243
Lumos Networks Corp.	2,236	33,607
Neutral Tandem, Inc.*	3,481	42,782

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2012

	Shares	Market Value
Premiere Global Services, Inc.*	4,478	$39,407
SureWest Communications	2,857	41,369
Vonage Holdings Corp.*	14,857	37,588

Total Diversified Telecommunication Services		516,484

Electric Utilities 2.5%
Allete, Inc.	875	36,269
Central Vermont Public Service Corp.	1,000	35,170
Cleco Corp.	977	38,846
El Paso Electric Co.	1,065	37,062
Empire District Electric Co. (The)*	1,728	35,994
IDACORP, Inc.	859	36,207
MGE Energy, Inc.	784	35,170
Otter Tail Corp.	1,648	36,404
PNM Resources, Inc.	2,017	35,923
Portland General Electric Co.	1,434	35,764
UIL Holdings Corp.	1,020	35,272
Unisource Energy Corp.	950	35,397
Unitil Corp.	1,296	35,808

Total Electric Utilities		469,286

Electrical Equipment 1.5%
A123 Systems, Inc.*	3,590	7,790
Active Power, Inc.*	11,342	9,765
Acuity Brands, Inc.	330	19,216
American Superconductor Corp.*	1,832	9,252
AZZ, Inc.	168	8,247
Belden, Inc.	498	19,527
Brady Corp. - Class A	229	7,413
Broadwind Energy, Inc.*	8,455	5,749
Capstone Turbine Corp.*	19,127	22,761
Coleman Cable, Inc.*	841	9,024
Encore Wire Corp.	632	17,254
EnerSys*	286	8,288
Franklin Electric Co., Inc.	163	8,160
FuelCell Energy, Inc.*	20,790	20,374
Generac Holdings, Inc.*	262	7,614
Global Power Equipment Group, Inc.*	330	8,464
II-VI, Inc.*	382	8,790
LSI Industries, Inc.	2,867	20,384
Powell Industries, Inc.*	221	7,649
PowerSecure International, Inc.*	3,563	22,554
Preformed Line Products Co.	138	8,918
Satcon Technology Corp.*	11,523	6,010
Thermon Group Holdings, Inc.*	426	7,463
Valence Technology, Inc.*	8,609	8,265
Vicor Corp.	910	8,126

Total Electrical Equipment		287,057

Electronic Equipment, Instruments & Components 2.2%
Aeroflex Holding Corp.*	687	8,704
Agilysys, Inc.*	838	6,821
Anixter International, Inc.*	114	7,468
Badger Meter, Inc.	257	8,260
Benchmark Electronics, Inc.*	508	8,738
Brightpoint, Inc.*	675	7,911
Checkpoint Systems, Inc.*	558	5,870
Cognex Corp.	187	7,770
Coherent, Inc.*	126	7,041
CTS Corp.	770	7,746
Daktronics, Inc.	690	7,549
DDi Corp.	772	7,496
DTS, Inc.*	246	6,969
Echelon Corp.*	1,413	7,305
Electro Rent Corp.	450	7,691
Electro Scientific Industries, Inc.*	522	7,924
eMagin Corp.*	1,742	7,891

	Shares	Market Value
Fabrinet*	480	$7,906
FARO Technologies, Inc.*	155	8,413
FEI Co.*	171	7,534
GSI Group, Inc.*	670	7,739
Identive Group, Inc.*	3,283	7,485
Insight Enterprises, Inc.*	436	8,049
Kemet Corp.*	905	8,317
LeCroy Corp.*	805	8,380
Littelfuse, Inc.	161	8,164
Maxwell Technologies, Inc.	474	9,698
Measurement Specialties, Inc.*	254	8,255
Mercury Computer Systems, Inc.*	516	6,909
Methode Electronics, Inc.	831	8,252
Microvision, Inc.*	17,832	6,955
MTS Systems Corp.	183	8,398
Multi-Fineline Electronix, Inc.*	331	8,229
NeoPhotonics Corp.*	1,352	7,436
Newport Corp.*	496	9,161
OSI Systems, Inc.*	159	8,543
Park Electrochemical Corp.	257	7,805
PC Connection, Inc.	633	7,596
Plexus Corp.*	237	8,591
Power-One, Inc.*	1,801	7,816
Pulse Electronics Corp.	2,416	6,934
Radisys Corp.*	1,324	7,984
RealD, Inc.*	748	6,560
Richardson Electronics Ltd.	549	6,648
Rofin-Sinar Technologies, Inc.*	295	8,369
Rogers Corp.*	168	6,456
Sanmina-SCI Corp.*	762	8,367
Scansource, Inc.*	195	7,326
SYNNEX Corp.*	228	8,249
TTM Technologies, Inc.*	599	7,350
Universal Display Corp.*	180	7,580
Viasystems Group, Inc.*	398	6,762
Vishay Precision Group, Inc.*	472	7,439
X-Rite, Inc.*	1,576	7,155
Zygo Corp.*	407	7,200

Total Electronic Equipment, Instruments & Components		425,164

Energy Equipment & Services 3.1%
Basic Energy Services, Inc.*	1,072	19,307
Bristow Group, Inc.	160	7,850
C&J Energy Services, Inc.*	868	14,452
Cal Dive International, Inc.*	8,242	24,808
Complete Production Services, Inc.*	585	19,715
Dawson Geophysical Co.*	532	18,934
Dril-Quip, Inc.*	289	19,065
Exterran Holdings, Inc.*	1,959	18,180
Global Geophysical Services, Inc.*	2,825	25,453
Gulf Island Fabrication, Inc.	709	21,518
Gulfmark Offshore, Inc. - Class A*	168	7,681
Heckmann Corp.*	6,056	30,946
Helix Energy Solutions Group, Inc.*	1,205	19,822
Hercules Offshore, Inc.*	4,701	21,107
Hornbeck Offshore Services, Inc.*	582	19,026
ION Geophysical Corp.*	3,109	23,100
Key Energy Services, Inc.*	1,374	19,896
Lufkin Industries, Inc.	275	20,685
Matrix Service Co.*	2,240	26,074
Mitcham Industries, Inc.*	941	20,664
Natural Gas Services Group, Inc.*	1,395	19,237
Newpark Resources, Inc.*	2,213	18,014
OYO Geospace Corp.*	246	21,650
Parker Drilling Co.*	2,871	18,662

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2012

	Shares	Market Value
PHI, Inc.*	339	$8,936
Pioneer Drilling Co.*	1,932	17,233
Tesco Corp.*	1,576	21,875
Tetra Technologies, Inc.*	2,220	20,735
Vantage Drilling Co.*	17,388	21,561
Willbros Group, Inc.*	5,657	24,099

Total Energy Equipment & Services		590,285

Food & Staples Retailing 3.3%
Andersons, Inc.(The)	905	36,698
Casey’s General Stores, Inc.	808	41,159
Fresh Market, Inc.(The)*	949	40,864
Ingles Markets, Inc. - Class A	2,609	45,475
Nash Finch Co.	1,360	39,726
Pantry, Inc.(The)*	3,609	43,452
Pricesmart, Inc.	98	6,532
Rite Aid Corp.*	32,203	44,762
Ruddick Corp.	995	40,138
Spartan Stores, Inc.	2,186	40,966
Susser Holdings Corp.*	1,740	41,499
United Natural Foods, Inc.*	1,019	44,887
Village Super Market, Inc. - Class A	1,349	42,831
Weis Markets, Inc.	965	40,790
Winn-Dixie Stores, Inc.*	7,248	68,494

Total Food & Staples Retailing		618,273

Food Products 3.7%
B&G Foods, Inc.	1,696	38,431
Cal-Maine Foods, Inc.	1,152	43,730
Calavo Growers, Inc.	1,545	42,024
Chiquita Brands International, Inc.*	4,873	42,834
Darling International, Inc.*	568	8,679
Diamond Foods, Inc.	1,301	47,278
Dole Food Co., Inc.*	4,425	42,480
Fresh Del Monte Produce, Inc.	1,551	37,969
Griffin Land & Nurseries, Inc.	162	4,324
Hain Celestial Group, Inc.(The)*	1,072	41,369
J&J Snack Foods Corp.	744	37,966
Lancaster Colony Corp.	564	39,192
Pilgrim’s Pride Corp.*	6,496	34,948
Sanderson Farms, Inc.	761	38,765
Seneca Foods Corp. - Class A*	1,656	47,908
Smart Balance, Inc.*	6,496	34,429
Snyders-Lance, Inc.	1,845	42,417
Tootsie Roll Industries, Inc.	1,643	39,826
TreeHouse Foods, Inc.*	607	34,320

Total Food Products		698,889

Gas Utilities 1.5%
Chesapeake Utilities Corp.	841	36,180
Laclede Group, Inc.(The)	882	36,744
New Jersey Resources Corp.	749	35,742
Northwest Natural Gas Co.	757	35,995
Piedmont Natural Gas Co., Inc.	1,075	35,389
South Jersey Industries, Inc.	645	35,398
Southwest Gas Corp.	890	37,202
WGL Holdings, Inc.	837	35,698

Total Gas Utilities		288,348

Health Care Equipment & Supplies 2.8%
Abaxis, Inc.*	259	7,014
ABIOMED, Inc.*	334	6,182
Accuray, Inc.*	1,729	9,769
Align Technology, Inc.*	286	6,738
Alphatec Holdings, Inc.*	4,299	7,566
Analogic Corp.	128	7,261
AngioDynamics, Inc.*	472	6,117
Antares Pharma, Inc.*	2,609	6,679

	Shares	Market Value
Arthrocare Corp.*	230	$7,109
AtriCure, Inc.*	683	7,868
Atrion Corp.	30	7,332
Bacterin International Holdings, Inc.*	3,037	8,655
Biolase Technology, Inc.*	2,641	8,187
Cantel Medical Corp.	261	8,240
Cardiovascular Systems, Inc.*	785	7,191
Cerus Corp.*	2,264	6,452
Conceptus, Inc.*	534	6,611
CONMED Corp.*	274	8,056
CryoLife, Inc.*	1,656	8,843
Cyberonics, Inc.*	215	6,988
Cynosure, Inc. - Class A*	601	8,372
Delcath Systems, Inc.*	3,178	12,617
DexCom, Inc.*	850	9,325
Endologix, Inc.*	603	7,827
Exactech, Inc.*	479	7,923
Greatbatch, Inc.*	332	7,775
Haemonetics Corp.*	116	7,535
Hansen Medical, Inc.*	2,628	8,226
HeartWare International, Inc.*	101	6,992
ICU Medical, Inc.*	159	7,389
Insulet Corp.*	371	7,223
Integra LifeSciences Holdings Corp.*	221	6,524
Invacare Corp.	447	7,635
IRIS International, Inc.*	763	7,470
Kensey Nash Corp.	271	6,290
MAKO Surgical Corp.*	267	9,553
Masimo Corp.	350	7,490
Medical Action Industries, Inc.*	1,457	7,722
Meridian Bioscience, Inc.	364	6,348
Merit Medical Systems, Inc.*	509	7,182
Natus Medical, Inc.*	780	8,822
Navidea Biopharmaceuticals, Inc.*	2,735	7,385
Neogen Corp.*	198	6,449
NuVasive, Inc.*	560	8,680
NxStage Medical, Inc.*	401	7,194
OraSure Technologies, Inc.*	747	8,314
Orthofix International NV*	208	8,351
Palomar Medical Technologies, Inc.*	857	7,756
Quidel Corp.*	407	5,820
Rockwell Medical Technologies, Inc.*	939	10,169
RTI Biologics, Inc.*	1,505	5,192
Solta Medical, Inc.*	2,425	7,275
SonoSite, Inc.*	163	8,787
Spectranetics Corp.*	959	7,988
Staar Surgical Co.*	604	6,578
Stereotaxis, Inc.*	7,682	5,408
STERIS Corp.	239	7,189
SurModics, Inc.*	525	7,571
Symmetry Medical, Inc.*	906	6,804
Synergetics USA, Inc.*	1,101	7,168
Synovis Life Technologies, Inc.*	245	6,853
Tornier NV*	392	8,271
Unilife Corp.*	2,034	8,156
Uroplasty, Inc.*	1,589	5,418
Vascular Solutions, Inc.*	618	6,878
Volcano Corp.*	303	8,499
West Pharmaceutical Services, Inc.	185	7,489
Wright Medical Group, Inc.*	460	7,797
Young Innovations, Inc.	235	7,177
Zoll Medical Corp.*	145	9,944

Total Health Care Equipment & Supplies		531,658

Health Care Providers & Services 2.2%
Accretive Health, Inc.*	311	8,344

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2012

	Shares	Market Value
Air Methods Corp.*	89	$7,503
Almost Family, Inc.*	479	9,024
Amedisys, Inc.*	679	7,130
American Dental Partners, Inc.*	364	6,905
AMN Healthcare Services, Inc.*	1,583	8,057
Amsurg Corp.*	266	6,850
Assisted Living Concepts, Inc. - Class A	483	7,573
Bio-Reference Labs, Inc.*	474	9,172
BioScrip, Inc.*	1,268	6,860
Capital Senior Living Corp.*	971	7,865
CardioNet, Inc.*	3,080	9,702
Centene Corp.*	191	8,633
Chemed Corp.	141	7,916
Chindex International, Inc.*	809	7,330
CorVel Corp.*	156	7,594
Cross Country Healthcare, Inc.*	1,333	8,225
Emeritus Corp.*	456	7,962
Ensign Group, Inc.(The)	283	7,502
ExamWorks Group, Inc.*	856	9,450
Five Star Quality Care, Inc.*	2,521	9,151
Gentiva Health Services, Inc.*	1,172	8,509
Hanger Orthopedic Group, Inc.*	418	8,189
HealthSouth Corp.*	438	8,449
Healthways, Inc.*	1,058	7,998
HMS Holdings Corp.*	220	7,262
IPC The Hospitalist Co., Inc.*	154	5,188
Kindred Healthcare, Inc.*	616	7,558
Landauer, Inc.	136	7,728
LHC Group, Inc.*	545	8,077
Magellan Health Services, Inc.*	144	7,030
Metropolitan Health Networks, Inc.*	891	7,146
MModal, Inc.*	751	7,855
Molina Healthcare, Inc.*	333	10,193
MWI Veterinary Supply, Inc.*	101	7,930
National Healthcare Corp.	165	7,314
National Research Corp.	200	7,874
Owens & Minor, Inc.	245	7,450
PharMerica Corp.*	445	5,585
Providence Service Corp.(The)*	535	8,073
PSS World Medical, Inc.*	290	7,038
RadNet, Inc.*	3,225	8,095
Select Medical Holdings Corp.*	814	6,748
Skilled Healthcare Group, Inc. - Class A*	1,311	8,050
Sun Healthcare Group, Inc.*	1,983	9,003
Sunrise Senior Living, Inc.*	1,424	10,125
Team Health Holdings, Inc.*	322	6,633
Triple-S Management Corp. - Class B*	348	7,423
Universal American Corp.	544	5,979
US Physical Therapy, Inc.	376	7,670
Vanguard Health Systems, Inc.*	759	8,493
WellCare Health Plans, Inc.*	128	7,649

Total Health Care Providers & Services		407,062

Health Care Technology 0.4%
athenahealth, Inc.*	113	6,574
Computer Programs & Systems, Inc.	147	8,416
Epocrates, Inc.*	806	7,810
HealthStream, Inc.*	376	6,986
MedAssets, Inc.*	732	7,730
Medidata Solutions, Inc.*	329	6,876
Merge Healthcare, Inc.*	1,368	7,497
Omnicell, Inc.*	409	6,331
Quality Systems, Inc.	194	7,869
Transcend Services, Inc.*	276	6,850

Total Health Care Technology		72,939

	Shares	Market Value
Hotels, Restaurants & Leisure 2.1%
AFC Enterprises, Inc.	449	$7,566
Ambassadors Group, Inc.	1,474	6,648
Ameristar Casinos, Inc.	380	7,433
Benihana, Inc.	676	7,389
Biglari Holdings, Inc.*	19	7,523
BJ’s Restaurants, Inc.*	141	7,054
Bob Evans Farms, Inc.	202	7,137
Boyd Gaming Corp.*	1,073	9,410
Bravo Brio Restaurant Group, Inc.*	431	8,297
Buffalo Wild Wings, Inc.*	106	7,055
Caribou Coffee Co., Inc.*	489	8,293
Carrols Restaurant Group, Inc.*	635	7,182
CEC Entertainment, Inc.	195	6,858
Cheesecake Factory, Inc. (The)*	234	6,922
Churchill Downs, Inc.	137	7,665
Cracker Barrel Old Country Store, Inc.	130	6,821
Denny’s Corp.*	1,884	8,082
DineEquity, Inc.*	151	7,176
Domino’s Pizza, Inc.	186	6,073
Einstein Noah Restaurant Group, Inc.	465	6,924
Gaylord Entertainment Co.*	286	8,022
International Speedway Corp. - Class A	258	6,654
Interval Leisure Group, Inc.*	479	6,514
Isle of Capri Casinos, Inc.*	1,498	7,610
Jack in the Box, Inc.*	316	6,699
Jamba, Inc.*	4,844	7,557
Krispy Kreme Doughnuts, Inc.*	994	7,286
Life Time Fitness, Inc.*	161	7,912
Luby’s, Inc.*	1,488	7,767
Marcus Corp.	544	6,588
Monarch Casino & Resort, Inc.*	668	7,114
Morgans Hotel Group Co.*	1,121	6,322
Multimedia Games Holding Co., Inc.*	892	6,735
O’Charleys, Inc.*	1,160	7,528
Orient-Express Hotels Ltd. - Class A*	944	7,986
P.F. Chang’s China Bistro, Inc.	218	7,098
Papa John’s International, Inc.*	176	6,818
Peet’s Coffee & Tea, Inc.*	638	38,803
Pinnacle Entertainment, Inc.*	721	6,994
Red Lion Hotels Corp.*	938	6,866
Red Robin Gourmet Burgers, Inc.*	232	7,125
Ruby Tuesday, Inc.*	970	7,285
Ruth’s Hospitality Group, Inc*	1,271	7,867
Scientific Games Corp. - Class A*	746	8,348
Shuffle Master, Inc.*	553	7,078
Six Flags Entertainment Corp.	172	7,539
Sonic Corp.*	930	6,371
Speedway Motorsports, Inc.	492	7,887
Texas Roadhouse, Inc.	452	6,852
Town Sports International Holdings, Inc.*	930	8,249
Vail Resorts, Inc.	149	6,498

Total Hotels, Restaurants & Leisure		403,480

Household Durables 1.0%
American Greetings Corp. - Class A	394	5,662
Beazer Homes USA, Inc.*	2,850	8,693
Blyth, Inc.	116	7,302
Cavco Industries, Inc.*	160	7,283
CSS Industries, Inc.	343	7,347
Ethan Allen Interiors, Inc.	287	6,773
Furniture Brands International, Inc.*	6,193	10,466
Helen of Troy Ltd.*	220	7,077
Hovnanian Enterprises, Inc. - Class A*	4,504	10,900
iRobot Corp.*	213	7,038
KB Home	891	8,037

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2012

	Shares	Market Value
La-Z-Boy, Inc.*	560	$7,381
Libbey, Inc.*	558	8,403
Lifetime Brands, Inc.	574	6,802
M/I Homes, Inc.*	665	7,548
MDC Holdings, Inc.	383	7,591
Meritage Homes Corp.*	301	7,284
Ryland Group, Inc.(The)	437	7,953
Sealy Corp.*	3,638	5,275
Skullcandy, Inc.*	519	6,981
Skyline Corp.	1,077	6,688
Standard Pacific Corp.*	2,098	7,637
Universal Electronics, Inc.*	406	7,511
Zagg, Inc.*	677	6,756

Total Household Durables		180,388

Household Products 0.6%
Central Garden and Pet Co. - Class A*	798	7,549
Oil-Dri Corp. of America	844	17,716
Spectrum Brands Holdings, Inc.*	1,491	43,164
WD-40 Co.	968	42,340

Total Household Products		110,769

Independent Power Producers & Energy Traders 0.5%
Atlantic Power Corp.	2,713	40,234
Dynegy, Inc.*	12,890	23,975
Ormat Technologies, Inc.	2,018	32,793

Total Independent Power Producers & Energy Traders		97,002

Industrial Conglomerates 0.3%
Raven Industries, Inc.	125	8,111
Seaboard Corp.*	19	36,889
Standex International Corp.	220	8,820

Total Industrial Conglomerates		53,820

Insurance 1.3%
Alterra Capital Holdings Ltd.	193	4,665
American Equity Investment Life Holding Co.	402	4,635
American Safety Insurance Holdings Ltd.*	201	4,372
AMERISAFE, Inc.*	189	4,646
Amtrust Financial Services, Inc.	166	4,304
Argo Group International Holdings Ltd.	149	4,293
Baldwin & Lyons, Inc. - Class B	202	4,432
Citizens, Inc.*	496	5,114
CNO Financial Group, Inc.*	711	4,778
Crawford & Co. - Class B	754	4,283
Delphi Financial Group, Inc. - Class A	171	7,611
Donegal Group, Inc. - Class A	305	4,654
eHealth, Inc.*	282	4,563
EMC Insurance Group, Inc.	218	4,920
Employers Holdings, Inc.	251	4,508
Enstar Group Ltd.*	42	4,180
FBL Financial Group, Inc. - Class A	129	4,482
First American Financial Corp.	343	5,083
Flagstone Reinsurance Holdings SA	551	4,810
Fortegra Financial Corp.*	809	5,477
Global Indemnity PLC*	236	4,741
Greenlight Capital Re, Ltd. - Class A*	184	4,723
Hallmark Financial Services*	578	4,000
Harleysville Group, Inc.	73	4,126
Hilltop Holdings, Inc.*	520	4,488
Horace Mann Educators Corp.	327	5,114
Independence Holding Co.	509	4,841
Infinity Property & Casualty Corp.	79	4,604
Kansas City Life Insurance Co.	139	4,498
Maiden Holdings Ltd.	514	4,791
Meadowbrook Insurance Group, Inc.	425	4,237

	Shares	Market Value
Montpelier Re Holdings Ltd.	260	$4,516
National Financial Partners Corp.*	330	5,082
National Interstate Corp.	180	4,700
National Western Life Insurance Co. - Class A	31	4,478
Navigators Group, Inc.(The)*	91	4,348
OneBeacon Insurance Group Ltd. - Class A	293	4,653
Phoenix Cos., Inc.(The)*	2,763	5,692
Platinum Underwriters Holdings Ltd.	131	4,487
Presidential Life Corp.	436	4,861
Primerica, Inc.	192	4,704
ProAssurance Corp.	53	4,326
RLI Corp.	60	4,279
Safety Insurance Group, Inc.	109	4,568
SeaBright Holdings, Inc.	627	5,029
Selective Insurance Group, Inc.	250	4,495
State Auto Financial Corp.	337	4,219
Stewart Information Services Corp.	394	5,378
Symetra Financial Corp.	479	4,416
Tower Group, Inc.	213	4,599
United Fire & Casualty Co.	221	4,338
Universal Insurance Holdings, Inc.	1,191	4,776

Total Insurance		243,917

Internet & Catalog Retail 0.6%
1-800-flowers.com, Inc. - Class A*	2,837	8,171
Blue Nile, Inc.*	162	6,537
Geeknet, Inc.*	378	6,573
HSN, Inc.	184	6,567
Nutrisystem, Inc.	504	5,998
Orbitz Worldwide, Inc.*	1,508	5,519
Overstock.com, Inc.*	814	5,503
PetMed Express, Inc.	3,885	48,446
Shutterfly, Inc.*	260	6,167
US Auto Parts Network, Inc.*	1,324	6,593
Valuevision Media, Inc. - Class A*	3,269	5,165

Total Internet & Catalog Retail		111,239

Internet Software & Services 2.0%
Active Network Inc.(The)*	508	7,559
Ancestry.com, Inc.*	281	8,318
Bankrate, Inc.*	355	8,303
Carbonite, Inc.*	504	5,030
comScore, Inc.*	347	7,686
Constant Contact, Inc.*	254	6,345
Cornerstone OnDemand, Inc.*	360	6,566
DealerTrack Holdings, Inc.*	248	6,778
Demand Media, Inc.*	854	5,380
Dice Holdings, Inc.*	859	8,135
Digital River, Inc.*	447	7,156
EarthLink, Inc.	1,080	7,787
Envestnet, Inc.*	641	7,378
InfoSpace, Inc.*	653	8,038
Internap Network Services Corp.*	1,179	7,911
IntraLinks Holdings, Inc.*	1,140	7,809
j2 Global, Inc.	1,320	35,587
Keynote Systems, Inc.	344	6,732
KIT Digital, Inc.*	724	7,841
Limelight Networks, Inc.*	2,299	7,495
Liquidity Services, Inc.*	198	6,833
LivePerson, Inc.*	500	6,000
LogMeIn, Inc.*	160	6,373
LoopNet, Inc.*	403	6,456
Marchex, Inc. - Class B	944	4,267
Move, Inc.*	1,358	9,778
NIC, Inc.	527	6,593
OpenTable, Inc.*	175	8,430

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2012

	Shares	Market Value
Openwave Systems, Inc.	4,048	$8,136
Perficient, Inc.*	838	9,327
QuinStreet, Inc.*	687	6,609
RealNetworks, Inc.	874	8,923
Responsys, Inc.*	780	9,149
Saba Software, Inc.*	807	8,022
SciQuest, Inc.*	448	6,554
SPS Commerce, Inc.*	254	6,408
Stamps.com, Inc.*	269	8,342
support.com, Inc.*	3,315	8,553
TechTarget, Inc.*	1,054	7,325
Travelzoo, Inc.*	239	6,169
United Online, Inc.	1,287	7,310
ValueClick, Inc.*	420	7,325
Vocus, Inc.*	305	7,006
Web.com Group, Inc.*	702	8,986
XO Group, Inc.*	813	6,699
Zillow, Inc.*	189	5,574
Zix Corp.	2,424	7,320

Total Internet Software & Services		372,301

IT Services 1.2%
Acxiom Corp.*	535	7,340
CACI International, Inc. - Class A*	117	6,867
Cardtronics, Inc.*	164	4,190
Cass Information Systems, Inc.	124	4,898
CIBER, Inc.*	1,833	7,974
Computer Task Group, Inc.*	508	7,330
Convergys Corp.*	588	7,826
CSG Systems International, Inc.*	449	7,305
Dynamics Research Corp.	625	7,038
Echo Global Logistics, Inc.*	425	7,123
Euronet Worldwide, Inc.*	252	4,627
ExlService Holdings, Inc.*	307	7,411
Forrester Research, Inc.*	222	7,757
Global Cash Access Holdings, Inc.*	893	4,733
Hackett Group, Inc.(The)*	2,178	8,440
Heartland Payment Systems, Inc.	189	4,536
Higher One Holdings, Inc.*	241	4,083
iGate Corp.*	412	7,507
Jack Henry & Associates, Inc.	131	4,480
Lionbridge Technologies, Inc.*	3,265	8,979
Mantech International Corp. - Class A	203	7,135
MAXIMUS, Inc.	174	7,835
ModusLink Global Solutions, Inc.	1,341	7,671
MoneyGram International, Inc.*	254	4,714
NCI, Inc. - Class A*	551	4,033
PRGX Global, Inc.*	1,250	7,587
Sapient Corp.	555	7,159
ServiceSource International, Inc.*	498	8,426
Syntel, Inc.	143	6,710
TeleTech Holdings, Inc.*	447	7,581
TNS, Inc.*	340	6,270
Unisys Corp.*	289	6,060
Virtusa Corp.*	440	7,036
Wright Express Corp.*	78	4,268

Total IT Services		222,929

Leisure Equipment & Products 0.5%
Arctic Cat, Inc.*	329	9,817
Black Diamond, Inc.*	883	7,082
Brunswick Corp.	389	8,301
Callaway Golf Co.	1,178	7,892
Jakks Pacific, Inc.	369	5,638
Johnson Outdoors, Inc. - Class A*	412	7,008
Leapfrog Enterprises, Inc.*	1,140	6,601
Marine Products Corp.*	1,297	7,743

	Shares	Market Value
Smith & Wesson Holding Corp.*	1,719	$8,836
Steinway Musical Instruments, Inc.	259	6,462
Sturm Ruger & Co., Inc.	195	7,732
Summer Infant, Inc.*	938	5,028

Total Leisure Equipment & Products		88,140

Life Sciences Tools & Services 0.6%
Affymetrix, Inc.*	1,743	8,384
Albany Molecular Research, Inc.*	2,947	9,018
Cambrex Corp.*	906	7,121
Enzo Biochem, Inc.*	3,271	8,341
eResearchTechnology, Inc.*	1,551	8,593
Fluidigm Corp.*	546	8,119
Furiex Pharmaceuticals, Inc.*	421	6,673
Harvard Bioscience, Inc.*	1,705	6,922
Luminex Corp.*	339	6,678
Medtox Scientific, Inc.	526	8,942
Pacific Biosciences of California, Inc.*	2,680	12,006
PAREXEL International Corp.*	352	8,483
Sequenom, Inc.*	1,842	7,939

Total Life Sciences Tools & Services		107,219

Machinery 3.0%
Accuride Corp.*	1,146	8,584
Actuant Corp. - Class A	335	8,492
Alamo Group, Inc.	266	7,741
Albany International Corp. - Class A	306	7,350
Altra Holdings, Inc.*	398	7,638
American Railcar Industries, Inc.*	323	8,430
Ampco-Pittsburgh Corp.	853	18,297
Astec Industries, Inc.*	221	7,474
Barnes Group, Inc.	305	7,714
Blount International, Inc.*	480	7,882
Briggs & Stratton Corp.	461	7,196
Cascade Corp.	157	8,921
Chart Industries, Inc.*	124	6,914
CIRCOR International, Inc.	221	8,378
CLARCOR, Inc.	335	17,222
Colfax Corp.*	237	7,195
Columbus McKinnon Corp.*	581	9,267
Commercial Vehicle Group, Inc.*	716	8,957
Douglas Dynamics, Inc.	476	6,478
Dynamic Materials Corp.	810	17,901
Energy Recovery, Inc.*	2,637	6,513
EnPro Industries, Inc.*	213	7,521
ESCO Technologies, Inc.	271	8,149
Federal Signal Corp.*	1,747	7,390
Flow International Corp.*	2,071	7,808
FreightCar America, Inc.*	353	7,664
Gorman-Rupp Co.(The)	257	8,065
Graham Corp.	317	6,917
Greenbrier Cos., Inc.*	334	7,432
Hurco Cos., Inc.*	343	8,085
John Bean Technologies Corp.	461	7,565
Kadant, Inc.*	324	7,860
Kaydon Corp.	561	19,141
LB Foster Co. - Class A	623	18,597
Lindsay Corp.	137	8,375
Lydall, Inc.*	827	7,790
Meritor, Inc.*	1,200	7,536
Met-Pro Corp.	811	8,507
Middleby Corp.	78	7,500
Miller Industries, Inc.	462	7,535
Mueller Industries, Inc.	435	19,231
Mueller Water Products, Inc. - Series A	7,811	21,402
NACCO Industries, Inc. - Class A	89	9,096
NN, Inc.*	2,761	21,564

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2012

	Shares	Market Value
PMFG, Inc.*	362	$7,971
RBC Bearings, Inc.*	401	18,157
Robbins & Myers, Inc.	147	7,138
Sauer-Danfoss, Inc.*	198	9,979
Sun Hydraulics Corp.	317	8,905
Tecumseh Products Co. - Class A*	1,494	7,500
Tennant Co.	186	7,157
Titan International, Inc.	352	8,497
Trimas Corp.*	401	8,690
Twin Disc, Inc.	198	6,124
Wabash National Corp.*	1,021	9,056
Watts Water Technologies, Inc. - Class A	205	7,903
Woodward, Inc.	184	7,724
Xerium Technologies, Inc.*	1,037	9,053

Total Machinery		559,128

Marine 0.2%
Baltic Trading Ltd.	1,442	6,100
Eagle Bulk Shipping, Inc.*	6,677	9,481
Excel Maritime Carriers Ltd.*	4,060	5,968
Genco Shipping & Trading Ltd.*	976	6,832
International Shipholding Corp.	391	8,895
Ultrapetrol Bahamas Ltd.*	2,628	7,043

Total Marine		44,319

Media 1.3%
AH Belo Corp. - Class A	1,324	7,865
Arbitron, Inc.	176	6,285
Belo Corp. - Class A	1,119	8,314
Central European Media Enterprises Ltd. - Class A*	857	5,990
Cinemark Holdings, Inc.	340	6,705
Crown Media Holdings, Inc. - Class A*	5,111	6,082
Cumulus Media, Inc. - Class A*	2,052	7,223
Digital Generation, Inc.*	524	7,284
E.W. Scripps Co. - Class A*	806	6,827
Entercom Communications Corp. - Class A*	1,052	8,121
Entravision Communications Corp. - Class A*	4,077	7,298
Fisher Communications, Inc.	229	6,891
Global Sources Ltd.*	1,387	8,433
Gray Television, Inc.*	3,857	7,907
Harte-Hanks, Inc.	673	6,494
Journal Communications, Inc. - Class A*	1,464	7,525
Knology, Inc.*	456	6,872
LIN TV Corp. - Class A*	1,683	6,782
Lions Gate Entertainment Corp.*	772	7,782
Live Nation Entertainment, Inc.*	770	7,916
Martha Stewart Living Omnimedia - Class A	1,349	5,936
McClatchy Co.(The) - Class A*	2,940	6,909
MDC Partners, Inc.	458	5,991
Meredith Corp.	210	6,613
National CineMedia, Inc.	518	7,055
New York Times Co.(The) - Class A*	856	6,377
Nexstar Broadcasting Group, Inc. - Class A*	833	7,055
Outdoor Channel Holdings, Inc.*	925	6,521
ReachLocal, Inc.*	843	6,643
Rentrak Corp.*	477	8,161
Saga Communications, Inc. - Class A*	176	7,260
Scholastic Corp.	256	7,555
Sinclair Broadcast Group, Inc. - Class A	609	7,478
Valassis Communications, Inc.*	329	7,485
World Wrestling Entertainment, Inc. - Class A	649	6,159

Total Media		247,794

	Shares	Market Value
Metals & Mining 2.9%
A.M. Castle & Co.*	864	$8,960
AMCOL International Corp.	603	17,222
Century Aluminum Co.*	1,784	17,894
Coeur d’Alene Mines Corp.	615	17,011
General Moly, Inc.*	4,857	18,068
Globe Specialty Metals, Inc.	1,233	16,867
Gold Resource Corp.	762	20,063
Golden Minerals Co.*	2,848	27,626
Golden Star Resources Ltd.*	9,019	19,481
Haynes International, Inc.	307	18,653
Hecla Mining Co.	2,680	14,097
Horsehead Holding Corp.*	1,894	20,607
Jaguar Mining, Inc.*	2,752	19,787
Kaiser Aluminum Corp.	370	18,271
Materion Corp.*	689	20,264
McEwen Mining, Inc.*	5,199	30,154
Metals USA Holdings Corp.*	1,448	19,360
Midway Gold Corp.*	6,772	13,747
Noranda Aluminum Holding Corp.	1,908	20,015
Olympic Steel, Inc.	703	18,130
Paramount Gold and Silver Corp.*	6,974	17,993
Revett Minerals, Inc.*	3,550	17,395
RTI International Metals, Inc.*	738	18,575
Stillwater Mining Co.*	1,484	19,114
SunCoke Energy, Inc.*	1,801	24,187
Thompson Creek Metals Co, Inc.*	2,477	20,881
Universal Stainless & Alloy*	502	19,944
Vista Gold Corp.*	5,214	19,657
Worthington Industries, Inc.	1,018	18,741

Total Metals & Mining		552,764

Multi-Utilities 0.8%
Avista Corp.	1,384	35,070
Black Hills Corp.	1,089	36,765
CH Energy Group, Inc.	628	35,721
NorthWestern Corp.	1,031	36,229

Total Multi-Utilities		143,785

Multiline Retail 0.2%
Bon-Ton Stores, Inc.(The)	2,065	8,384
Fred’s, Inc. - Class A	478	7,051
Gordmans Stores, Inc.*	493	7,163
Saks, Inc.*	714	7,126
Tuesday Morning Corp.*	2,071	7,041

Total Multiline Retail		36,765

Oil, Gas & Consumable Fuels 7.9%
Abraxas Petroleum Corp.*	5,957	22,339
Amyris, Inc.*	1,694	15,195
Apco Oil and Gas International, Inc.	239	18,460
Approach Resources, Inc.*	647	22,729
ATP Oil & Gas Corp.*	2,984	21,007
Berry Petroleum Co. - Class A	506	22,775
Bill Barrett Corp.*	562	15,522
BPZ Resources, Inc.*	6,879	22,426
Callon Petroleum Co.*	4,241	25,446
Carrizo Oil & Gas, Inc.*	694	16,857
Cheniere Energy, Inc.*	2,048	26,194
Clayton Williams Energy, Inc.*	245	19,941
Clean Energy Fuels Corp.*	1,606	24,026
Cloud Peak Energy, Inc.*	999	18,931
Comstock Resources, Inc.*	1,137	13,689
Contango Oil & Gas Co.*	325	20,241
Crosstex Energy, Inc.	1,514	19,016
CVR Energy, Inc.*	1,059	26,411
Delek US Holdings, Inc.	1,935	24,362

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2012

	Shares	Market Value
DHT Holdings, Inc.	10,431	$11,057
Endeavour International Corp.*	3,155	33,380
Energy Partners Ltd.*	1,519	24,274
Energy XXI Ltd.*	652	21,405
Evolution Petroleum Corp.*	2,306	20,662
Frontline Ltd.	2,160	10,865
FX Energy, Inc.*	4,061	22,417
Gastar Exploration Ltd.*	6,033	18,099
GeoResources, Inc.*	695	21,274
Golar LNG Ltd.	452	18,532
Goodrich Petroleum Corp.*	1,363	23,525
Green Plains Renewable Energy, Inc.*	1,875	21,281
Gulfport Energy Corp.*	636	20,905
Harvest Natural Resources, Inc.*	2,609	17,950
Houston American Energy Corp.*	1,461	18,043
Hyperdynamics Corp.*	7,137	18,699
James River Coal Co.*	2,735	17,203
KiOR, Inc. - Class A*	1,757	21,664
Knightsbridge Tankers Ltd.	472	7,118
Kodiak Oil & Gas Corp.*	2,243	20,344
Magnum Hunter Resources Corp.*	4,347	25,604
McMoRan Exploration Co.*	1,328	15,577
Nordic American Tanker Shipping Ltd.	585	8,108
Northern Oil and Gas, Inc.*	809	20,225
Oasis Petroleum, Inc.*	665	22,437
Overseas Shipholding Group, Inc.	749	9,520
Panhandle Oil and Gas, Inc. - Class A	599	17,215
Patriot Coal Corp.*	2,138	16,249
Penn Virginia Corp.	3,773	17,469
Petroleum Development Corp.*	547	17,028
Petroquest Energy, Inc.*	2,920	18,746
Rentech, Inc.*	10,138	17,843
Resolute Energy Corp.*	1,646	18,518
REX American Resources Corp.*	928	23,850
Rex Energy Corp.*	1,356	12,828
Rosetta Resources, Inc.*	436	20,924
Scorpio Tankers, Inc.*	1,511	8,718
SemGroup Corp. - Class A*	734	19,429
Ship Finance International Ltd.	723	8,119
Solazyme, Inc.*	1,639	19,045
Stone Energy Corp.*	771	21,627
Swift Energy Co.*	657	21,780
Targa Resources Corp.	495	20,513
Teekay Tankers Ltd. - Class A	1,959	8,796
Triangle Petroleum Corp.*	3,466	23,707
Ur-Energy, Inc.*	18,340	25,493
Uranerz Energy Corp.*	8,969	27,086
Uranium Energy Corp.*	5,442	19,591
USEC, Inc.*	15,939	30,443
Vaalco Energy, Inc.*	3,380	21,024
Venoco, Inc.*	2,589	27,469
Voyager Oil & Gas, Inc.*	8,104	21,395
W&T Offshore, Inc.	916	19,795
Warren Resources, Inc.*	6,712	23,895
Western Refining, Inc.*	1,587	26,233
Westmoreland Coal Co.*	1,857	22,470
World Fuel Services Corp.	464	21,056

Total Oil, Gas & Consumable Fuels		1,504,089

Paper & Forest Products 0.9%
Buckeye Technologies, Inc.	537	18,006
Clearwater Paper Corp.*	485	17,712
Deltic Timber Corp.	282	19,210
KapStone Paper and Packaging Corp.*	1,023	17,862
Louisiana-Pacific Corp.*	2,244	19,119
Neenah Paper, Inc.	796	18,921

	Shares	Market Value
PH Glatfelter Co.	1,155	$17,071
Schweitzer-Mauduit International, Inc.	246	17,104
Wausau Paper Corp.	1,982	17,124

Total Paper & Forest Products		162,129

Personal Products 0.7%
Elizabeth Arden, Inc.*	179	6,439
Inter Parfums, Inc.	349	5,828
Medifast, Inc.*	2,664	43,903
Nu Skin Enterprises, Inc. - Class A	134	6,693
Prestige Brands Holdings, Inc.*	698	8,962
Revlon, Inc. - Class A*	445	7,013
USANA Health Sciences, Inc.*	1,292	44,936

Total Personal Products		123,774

Pharmaceuticals 1.4%
Akorn, Inc.*	640	7,334
Ampio Pharmaceuticals, Inc.*	1,368	5,677
Auxilium Pharmaceuticals, Inc.*	379	7,531
AVANIR Pharmaceuticals, Inc. - Class A*	3,435	10,099
Cadence Pharmaceuticals, Inc.*	1,839	7,669
Columbia Laboratories, Inc.*	3,150	2,649
Corcept Therapeutics, Inc.*	2,018	6,922
Cornerstone Therapeutics, Inc.*	1,347	8,203
Depomed, Inc.*	1,553	9,318
Durect Corp.*	5,340	4,218
Endocyte, Inc.*	1,914	6,546
Hi-Tech Pharmacal Co., Inc.*	178	6,938
Impax Laboratories, Inc.*	376	7,095
ISTA Pharmaceuticals, Inc.*	1,824	14,701
Jazz Pharmaceuticals PLC*	192	8,928
KV Pharmaceutical Co. - Class A*	4,882	10,057
Lannett Co., Inc.*	1,721	8,743
MAP Pharmaceuticals, Inc.*	531	7,514
Medicines Co.(The)*	352	7,082
Medicis Pharmaceutical Corp. - Class A	213	7,048
Nektar Therapeutics*	1,289	8,056
Obagi Medical Products, Inc.*	700	7,175
Optimer Pharmaceuticals, Inc.*	584	7,574
Pacira Pharmaceuticals, Inc.*	836	9,037
Pain Therapeutics, Inc.*	1,827	8,094
Par Pharmaceutical Cos., Inc.*	215	7,764
Pozen, Inc.*	1,776	7,566
Questcor Pharmaceuticals, Inc.*	162	5,740
Sagent Pharmaceuticals, Inc.*	324	7,196
Salix Pharmaceuticals Ltd.*	159	7,664
Santarus, Inc.*	2,242	10,986
Sucampo Pharmaceuticals, Inc. - Class A*	1,765	7,836
ViroPharma, Inc.*	290	8,639
Vivus, Inc.*	666	7,945
XenoPort, Inc.*	1,740	7,291

Total Pharmaceuticals		272,835

Professional Services 1.2%
Acacia Research - Acacia Technologies*	211	8,685
Advisory Board Co.(The)*	103	7,857
Barrett Business Services, Inc.	388	7,469
CBIZ, Inc.*	1,224	7,675
CDI Corp.	543	8,129
Corporate Executive Board Co.(The)	194	7,630
CoStar Group, Inc.*	111	6,290
CRA International, Inc.*	368	7,953
Dolan Co.(The)*	690	6,507
Exponent, Inc.*	162	7,914
Franklin Covey Co.*	753	6,626
FTI Consulting, Inc.*	168	7,194
GP Strategies Corp.*	552	8,114

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2012

	Shares	Market Value
Heidrick & Struggles International, Inc.	338	$7,429
Hill International, Inc.*	1,360	8,092
Huron Consulting Group, Inc.*	211	7,908
ICF International, Inc.*	294	8,332
Insperity, Inc.	290	8,126
Kelly Services, Inc. - Class A	538	8,694
Kforce, Inc.*	621	7,725
Korn/Ferry International*	459	7,541
Mistras Group, Inc.*	299	6,733
Navigant Consulting, Inc.*	673	8,621
Odyssey Marine Exploration, Inc.*	3,147	10,794
On Assignment, Inc.*	673	7,544
Resources Connection, Inc.	697	8,657
RPX Corp.*	557	9,436
TrueBlue, Inc.*	557	9,196
VSE Corp.	297	7,784

Total Professional Services		230,655

Real Estate Investment Trusts (REITs) 2.7%
Acadia Realty Trust	225	4,730
AG Mortgage Investment Trust, Inc.	223	4,248
Agree Realty Corp.	177	4,418
Alexander’s, Inc.	12	4,656
American Assets Trust, Inc.	214	4,738
American Campus Communities, Inc.	112	4,794
American Capital Mortgage Investment Corp.	233	4,562
Anworth Mortgage Asset Corp.	660	4,290
Apollo Commercial Real Estate Finance, Inc.	317	4,666
ARMOUR Residential REIT, Inc.	619	4,463
Ashford Hospitality Trust, Inc.	525	4,730
Associated Estates Realty Corp.	281	4,696
BioMed Realty Trust, Inc.	245	4,550
Campus Crest Communities, Inc.	436	4,661
CapLease, Inc.	1,062	4,418
Capstead Mortgage Corp.	341	4,416
CBL & Associates Properties, Inc.	290	5,037
Cedar Reality Trust, Inc.	1,101	5,494
Chatham Lodging Trust	426	5,270
Chesapeake Lodging Trust	282	4,802
Cogdell Spencer, Inc.	1,161	4,934
Colonial Properties Trust	226	4,832
Colony Financial, Inc.	284	4,817
Coresite Realty Corp.	252	5,053
Cousins Properties, Inc.	736	5,424
CreXus Investment Corp.	435	4,815
CubeSmart	431	4,905
CYS Investments, Inc.	322	4,347
DCT Industrial Trust, Inc.	926	5,112
DiamondRock Hospitality Co.	467	4,922
DuPont Fabros Technology, Inc.	184	4,692
Dynex Capital, Inc.	462	4,278
EastGroup Properties, Inc.	105	4,987
Education Realty Trust, Inc.	465	4,975
Entertainment Properties Trust	103	4,580
Equity Lifestyle Properties, Inc.	69	4,840
Equity One, Inc.	268	5,052
Excel Trust, Inc.	372	4,724
Extra Space Storage, Inc.	185	4,869
FelCor Lodging Trust, Inc.*	1,646	6,271
First Industrial Realty Trust, Inc.*	462	5,304
First Potomac Realty Trust	356	5,297
Franklin Street Properties Corp.	414	4,219
Getty Realty Corp.	336	5,631
Gladstone Commercial Corp.	252	4,566

	Shares	Market Value
Glimcher Realty Trust	501	$4,825
Government Properties Income Trust	199	4,796
Hatteras Financial Corp.	162	4,497
Healthcare Realty Trust, Inc.	250	5,267
Hersha Hospitality Trust	941	5,110
Highwoods Properties, Inc.	151	4,997
Home Properties, Inc.	80	4,766
Hudson Pacific Properties, Inc.	329	5,057
Inland Real Estate Corp.	594	5,079
Invesco Mortgage Capital, Inc.	290	4,547
Investors Real Estate Trust	615	4,563
iStar Financial, Inc.*	790	5,514
Kilroy Realty Corp.	120	4,996
Kite Realty Group Trust	1,006	5,030
LaSalle Hotel Properties	186	5,031
Lexington Realty Trust	594	5,108
LTC Properties, Inc.	150	4,793
Medical Properties Trust, Inc.	465	4,985
MFA Financial, Inc.	633	4,646
Mid-America Apartment Communities, Inc.	76	4,858
Mission West Properties, Inc.	571	5,356
Monmouth Real Estate Investment Corp. - Class A	493	4,590
MPG Office Trust, Inc.*	2,198	5,605
National Health Investors, Inc.	101	4,889
National Retail Properties, Inc.	175	4,727
Newcastle Investment Corp.	975	5,226
NorthStar Realty Finance Corp.	986	4,910
Omega Healthcare Investors, Inc.	237	4,939
One Liberty Properties, Inc.	261	4,528
Parkway Properties, Inc.	451	4,361
Pebblebrook Hotel Trust	233	5,168
Pennsylvania Real Estate Investment Trust	438	5,379
Pennymac Mortgage Investment Trust	256	4,534
Post Properties, Inc.	106	4,737
Potlatch Corp.	142	4,334
PS Business Parks, Inc.	81	5,033
RAIT Financial Trust	972	5,472
Ramco-Gershenson Properties Trust	469	5,426
Redwood Trust, Inc.	405	4,759
Resource Capital Corp.	783	4,581
Retail Opportunity Investments Corp.	379	4,495
RLJ Lodging Trust	274	4,888
Sabra Health Care REIT, Inc.	401	5,702
Saul Centers, Inc.	126	4,491
Sovran Self Storage, Inc.	108	5,024
STAG Industrial, Inc.	392	4,696
Starwood Property Trust, Inc.	232	4,570
Strategic Hotels & Resorts, Inc.*	881	5,471
Summit Hotel Properties, Inc.	476	4,451
Sun Communities, Inc.	127	5,094
Sunstone Hotel Investors, Inc.*	589	5,472
Tanger Factory Outlet Centers	154	4,543
Terreno Realty Corp.	330	4,660
Two Harbors Investment Corp.	462	4,588
UMH Properties, Inc.	481	4,959
Universal Health Realty Income Trust	116	4,639
Urstadt Biddle Properties, Inc. - Class A	252	4,929
Washington Real Estate Investment Trust	164	4,887
Whitestone REIT - Class B	373	4,748
Winthrop Realty Trust	467	5,581

Total Real Estate Investment Trusts (REITs)		511,992

Real Estate Management & Development 0.1%
Avatar Holdings, Inc.*	628	6,136
Consolidated-Tomoka Land Co.	169	4,833

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2012

	Shares	Market Value
Forestar Group, Inc.*	296	$4,712
Kennedy-Wilson Holdings, Inc.	411	5,520
Tejon Ranch Co.*	174	4,959

Total Real Estate Management & Development		26,160

Road & Rail 0.8%
Amerco, Inc.*	78	7,544
Arkansas Best Corp.	399	7,230
Avis Budget Group, Inc.*	588	8,438
Celadon Group, Inc.	656	9,807
Dollar Thrifty Automotive Group, Inc.*	94	6,923
Genesee & Wyoming, Inc. - Class A*	123	7,638
Heartland Express, Inc.	515	7,632
Knight Transportation, Inc.	483	8,506
Marten Transport Ltd.	395	8,631
Old Dominion Freight Line, Inc.*	184	7,842
Patriot Transportation Holding, Inc.*	369	7,583
Quality Distribution, Inc.*	719	8,829
RailAmerica, Inc.*	526	7,859
Roadrunner Transportation Systems, Inc.*	510	7,670
Saia, Inc.*	581	8,750
Swift Transportation Co. - Class A*	820	9,455
Universal Truckload Services, Inc.	450	8,001
Werner Enterprises, Inc.	309	8,074
Zipcar, Inc.*	486	7,708

Total Road & Rail		154,120

Semiconductors & Semiconductor Equipment 3.0%
Advanced Energy Industries, Inc.*	718	7,640
Alpha & Omega Semiconductor Ltd.*	846	7,851
Amkor Technology, Inc.*	1,587	9,094
Amtech Systems, Inc.*	812	8,274
Anadigics, Inc.*	3,204	8,811
Applied Micro Circuits Corp.*	1,010	7,908
ATMI, Inc.*	341	7,973
Axcelis Technologies, Inc.*	5,407	9,733
AXT, Inc.*	1,759	9,006
Brooks Automation, Inc.	659	7,064
Cabot Microelectronics Corp.*	354	17,849
Cavium, Inc.*	230	7,392
CEVA, Inc.*	245	6,617
Cirrus Logic, Inc.*	418	8,540
Cohu, Inc.	617	8,101
Cymer, Inc.*	142	7,070
Diodes, Inc.*	333	8,585
DSP Group, Inc.*	1,179	6,756
Entegris, Inc.*	798	7,645
Entropic Communications, Inc.*	1,334	7,791
Exar Corp.*	1,000	6,680
Formfactor, Inc.*	1,222	6,293
FSI International, Inc.*	2,067	8,785
GSI Technology, Inc.*	1,442	7,152
GT Advanced Technologies, Inc.*	2,532	21,826
Hittite Microwave Corp.*	132	7,263
Inphi Corp.*	560	8,215
Integrated Device Technology, Inc.*	1,219	7,728
Integrated Silicon Solution, Inc.*	758	7,406
IXYS Corp.*	640	8,781
Kopin Corp.*	1,753	6,802
Kulicke & Soffa Industries, Inc.*	755	8,162
Lattice Semiconductor Corp.*	1,112	7,562
LTX-Credence Corp.*	1,145	7,637
MaxLinear, Inc. - Class A*	1,469	8,770
Micrel, Inc.	667	7,711
Microsemi Corp.	396	7,833
Mindspeed Technologies, Inc.*	1,359	8,711
MIPS Technologies, Inc.*	1,550	9,098

	Shares	Market Value
MKS Instruments, Inc.	250	$7,537
Monolithic Power Systems, Inc.*	484	7,933
MoSys, Inc.*	2,330	9,739
Nanometrics, Inc.*	385	7,796
Netlogic Microsystems, Inc.*	134	6,673
NVE Corp.*	119	6,490
Omnivision Technologies, Inc.*	534	7,108
PDF Solutions, Inc.*	1,056	6,748
Pericom Semiconductor Corp.*	881	7,048
Photronics, Inc.*	1,117	7,663
PLX Technology, Inc.*	2,435	7,646
Power Integrations, Inc.	196	7,054
Rambus, Inc.*	926	6,751
RF Micro Devices, Inc.*	1,272	6,347
Rubicon Technology, Inc.*	648	7,018
Rudolph Technologies, Inc.*	815	8,337
Semtech Corp.*	293	8,350
Sigma Designs, Inc.*	1,108	6,681
Silicon Image, Inc.*	1,441	7,003
Spansion, Inc. - Class A*	820	8,225
Standard Microsystems Corp.*	261	6,723
STR Holdings, Inc.*	2,163	23,122
Supertex, Inc.*	360	6,653
Tessera Technologies, Inc.*	416	8,237
TriQuint Semiconductor, Inc.*	1,510	9,045
Ultra Clean Holdings*	1,078	7,923
Ultratech, Inc.*	290	8,482
Veeco Instruments, Inc.*	296	7,225
Volterra Semiconductor Corp.*	275	8,297

Total Semiconductors & Semiconductor Equipment		565,969

Software 2.4%
Accelrys, Inc.*	1,024	7,670
ACI Worldwide, Inc.*	227	6,896
Actuate Corp.*	1,137	6,549
Advent Software, Inc.*	169	4,436
American Software, Inc. - Class A	759	6,808
Aspen Technology, Inc.*	380	6,844
Blackbaud, Inc.	232	7,060
Bottomline Technologies, Inc.*	312	8,530
BroadSoft, Inc.*	183	5,102
Callidus Software, Inc.*	1,133	7,636
CommVault Systems, Inc.*	140	6,580
Concur Technologies, Inc.*	129	6,753
Convio, Inc.*	620	9,877
Deltek, Inc.*	740	7,629
DemandTec, Inc.*	500	6,590
Digimarc Corp.*	268	7,083
Ebix, Inc.	328	8,128
Ellie Mae, Inc.*	1,214	7,150
EPIQ Systems, Inc.	517	6,302
ePlus, Inc.*	236	6,731
Fair Isaac Corp.	119	4,313
FalconStor Software, Inc.*	2,650	6,598
Glu Mobile, Inc.*	2,089	7,019
Guidance Software, Inc.*	1,097	8,392
Interactive Intelligence Group*	275	7,098
JDA Software Group, Inc.*	200	5,894
Kenexa Corp.*	232	5,573
Magma Design Automation, Inc.*	916	6,559
Manhattan Associates, Inc.*	150	6,584
Mentor Graphics Corp.*	529	7,337
MicroStrategy, Inc. - Class A*	57	6,562
Monotype Imaging Holdings, Inc.*	424	6,619
Motricity, Inc.*	6,166	4,779
Netscout Systems, Inc.*	381	7,871

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2012

	Shares	Market Value
NetSuite, Inc.*	143	$5,989
Opnet Technologies, Inc.	173	6,133
Parametric Technology Corp.*	336	8,457
Pegasystems, Inc.	215	6,097
Progress Software Corp.*	312	7,279
PROS Holdings, Inc.*	399	6,472
QAD, Inc. - Class A*	630	8,146
QLIK Technologies, Inc.*	234	6,599
Quest Software, Inc.*	352	7,163
RealPage, Inc.*	257	6,610
Rosetta Stone, Inc.*	898	7,004
S1 Corp.*	446	4,353
SeaChange International, Inc.*	887	6,369
SolarWinds, Inc.*	215	6,796
Sourcefire, Inc.*	198	6,142
SRS Labs, Inc.*	1,101	7,619
SS&C Technologies Holdings, Inc.*	400	7,508
SuccessFactors, Inc.*	165	6,567
Synchronoss Technologies, Inc.*	233	7,787
Take-Two Interactive Software, Inc.*	477	7,441
Taleo Corp. - Class A*	160	5,762
Tangoe, Inc.*	462	6,699
TeleCommunication Systems, Inc. - Class A*	2,893	6,770
TeleNav, Inc.*	818	6,078
THQ, Inc.*	8,046	5,390
TiVo, Inc.*	678	7,038
Tyler Technologies, Inc.*	216	7,588
Ultimate Software Group, Inc.*	97	6,469
VASCO Data Security International, Inc.*	884	7,452
Verint Systems, Inc.*	239	6,766
VirnetX Holding Corp.	317	7,361
Wave Systems Corp. - Class A*	2,959	6,776
Websense, Inc.*	365	6,898

Total Software		455,130

Specialty Retail 2.5%
Aeropostale, Inc.*	397	6,499
America’s Car-Mart, Inc.*	164	6,222
ANN, Inc.*	271	6,574
Asbury Automotive Group, Inc.*	322	7,377
Ascena Retail Group, Inc.*	234	8,277
Barnes & Noble, Inc.*	420	5,069
Bebe Stores, Inc.	798	6,991
Big 5 Sporting Goods Corp.	672	5,336
Body Central Corp.*	298	8,010
Brown Shoe Co., Inc.	737	6,965
Buckle, Inc.(The)	166	7,243
Build-A-Bear Workshop, Inc.*	773	6,315
Cabela’s, Inc.*	263	6,859
Casual Male Retail Group, Inc.*	1,988	6,282
Cato Corp.(The) - Class A	261	6,997
Charming Shoppes, Inc.*	1,447	7,177
Children’s Place Retail Stores, Inc.(The)*	115	5,737
Christopher & Banks Corp.	2,597	5,376
Citi Trends, Inc.*	781	7,045
Coldwater Creek, Inc.*	5,855	5,152
Collective Brands, Inc.*	473	7,880
Conn’s, Inc.*	547	6,345
Cost Plus, Inc.*	707	9,580
Destination Maternity Corp.	406	6,776
Express, Inc.	314	6,795
Finish Line, Inc.(The) - Class A	313	6,620
Francesca’s Holdings Corp.*	341	7,560
Genesco, Inc.*	112	6,840
GNC Holdings, Inc. - Class A*	1,386	38,129

	Shares	Market Value
Group 1 Automotive, Inc.	131	$6,988
Haverty Furniture Cos., Inc.	556	6,939
hhgregg, Inc.*	425	4,327
Hibbett Sports, Inc.*	144	6,902
HOT Topic, Inc.	915	6,698
JOS A Bank Clothiers, Inc.*	128	6,112
Kirkland’s, Inc.*	554	8,293
Lithia Motors, Inc. - Class A	287	6,374
Lumber Liquidators Holdings, Inc.*	391	8,352
MarineMax, Inc.*	1,103	9,067
Men’s Wearhouse, Inc.(The)	204	7,036
Monro Muffler Brake, Inc.	162	6,794
New York & Co., Inc.*	2,283	6,370
Office Depot, Inc.*	2,889	7,887
OfficeMax, Inc.*	1,376	7,609
Pacific Sunwear of California, Inc.*	3,812	6,862
Penske Automotive Group, Inc.	327	7,318
PEP Boys-Manny Moe & Jack	612	9,180
Pier 1 Imports, Inc.*	480	7,464
Rent-A-Center, Inc.	185	6,257
Rue21, Inc.*	292	7,069
Select Comfort Corp.*	323	8,101
Shoe Carnival, Inc.*	283	7,157
Sonic Automotive, Inc. - Class A	438	6,828
Stage Stores, Inc.	468	7,198
Stein Mart, Inc.*	1,008	7,308
Systemax, Inc.	412	7,255
Talbots, Inc.*	2,367	7,669
Teavana Holdings, Inc.*	391	7,421
Vitamin Shoppe, Inc.*	173	7,394
West Marine, Inc.*	654	7,927
Wet Seal, Inc.(The) - Class A*	1,988	6,958
Winmark Corp.	120	8,240
Zale Corp.*	1,754	4,999
Zumiez, Inc.*	225	6,426

Total Specialty Retail		478,807

Textiles, Apparel & Luxury Goods 1.0%
Carter’s, Inc.*	163	6,833
Cherokee, Inc.	544	5,859
Columbia Sportswear Co.	135	6,190
Crocs, Inc.*	427	8,122
Delta Apparel, Inc.*	361	5,523
G-III Apparel Group Ltd.*	273	6,233
Iconix Brand Group, Inc.*	384	7,069
Jones Group, Inc.(The)	665	6,071
K-Swiss, Inc. - Class A*	2,318	7,835
Kenneth Cole Productions, Inc. - Class A*	599	7,362
Liz Claiborne, Inc.*	785	7,300
Maidenform Brands, Inc.*	363	7,260
Movado Group, Inc.	350	6,443
Oxford Industries, Inc.	155	7,894
Perry Ellis International, Inc.*	476	7,397
Quiksilver, Inc.*	2,175	9,700
R.G. Barry Corp.	533	6,524
Skechers U.S.A., Inc. - Class A*	522	6,348
Steven Madden Ltd.*	187	7,693
True Religion Apparel, Inc.*	192	6,958
Unifi, Inc.*	2,231	21,708
Vera Bradley, Inc.*	180	6,448
Warnaco Group, Inc.(The)*	129	7,514
Wolverine World Wide, Inc.	186	7,271

Total Textiles, Apparel & Luxury Goods		183,555

Thrifts & Mortgage Finance 1.1%
Apollo Residential Mortgage, Inc.	274	4,666
Astoria Financial Corp.	522	4,348

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2012

	Shares	Market Value
Bank Mutual Corp.	1,326	$5,317
BankFinancial Corp.	798	4,421
Beneficial Mutual Bancorp, Inc.*	511	4,522
Berkshire Hills Bancorp, Inc.	208	4,705
BofI Holding, Inc.*	269	4,495
Brookline Bancorp, Inc.	1,018	9,437
Cape Bancorp, Inc.*	604	5,116
Charter Financial Corp.	467	4,567
Clifton Savings Bancorp, Inc.	457	4,680
Dime Community Bancshares, Inc.	369	5,085
Doral Financial Corp.*	7,262	9,441
ESB Financial Corp.	315	4,407
ESSA Bancorp, Inc.	418	4,209
Federal Agricultural Mortgage Corp. - Class C	251	4,869
First Defiance Financial Corp.*	316	4,892
First Financial Holdings, Inc.	545	5,292
First Pactrust Bancorp, Inc.	384	4,654
Flagstar Bancorp, Inc.*	8,008	5,526
Flushing Financial Corp.	352	4,615
Fox Chase Bancorp, Inc.	354	4,475
Franklin Financial Corp.*	392	4,888
Home Federal Bancorp, Inc.	434	4,475
Kearny Financial Corp.	450	4,154
Meridian Interstate Bancorp, Inc.*	349	4,509
MGIC Investment Corp.*	1,215	4,605
Northfield Bancorp, Inc.	309	4,542
Northwest Bancshares, Inc.	354	4,361
OceanFirst Financial Corp.	339	4,593
Ocwen Financial Corp.*	318	4,576
Oritani Financial Corp.	341	4,423
Provident Financial Services, Inc.	335	4,636
Provident New York Bancorp	659	5,443
Radian Group, Inc.	1,974	5,428
Rockville Financial, Inc.	418	4,548
Roma Financial Corp.	477	4,923
Territorial Bancorp, Inc.	221	4,570
TrustCo Bank Corp. NY	807	4,511
United Financial Bancorp, Inc.	281	4,535
ViewPoint Financial Group	352	4,784
Walker & Dunlop, Inc.*	366	4,348
Westfield Financial, Inc.	616	4,922
WSFS Financial Corp.	124	4,825

Total Thrifts & Mortgage Finance		216,338

Tobacco 0.9%
Alliance One International, Inc.*	13,416	39,041
Star Scientific, Inc.*	16,034	48,423
Universal Corp.	905	40,616
Vector Group Ltd.	2,183	38,006

Total Tobacco		166,086

Trading Companies & Distributors 1.1%
Aceto Corp.	2,534	18,600
Aircastle Ltd.	600	8,460
Applied Industrial Technologies, Inc.	212	8,179
Beacon Roofing Supply, Inc.*	904	20,666
CAI International, Inc.*	482	8,396
DXP Enterprises, Inc.*	238	8,028
Essex Rental Corp.*	2,598	7,352
H&E Equipment Services, Inc.*	563	9,565
Houston Wire & Cable Co.	560	7,991
Interline Brands, Inc.*	1,096	18,643
Kaman Corp.	255	7,948
RSC Holdings, Inc.*	629	13,329
Rush Enterprises, Inc. - Class A*	373	8,583
SeaCube Container Leasing Ltd.	486	7,504

	Shares	Market Value
TAL International Group, Inc.	270	$8,994
Textainer Group Holdings Ltd.	278	8,782
Titan Machinery, Inc.*	334	8,263
United Rentals, Inc.*	271	10,363
Watsco, Inc.	256	17,656

Total Trading Companies & Distributors		207,302

Transportation Infrastructure 0.0%(a)
Wesco Aircraft Holdings, Inc.*	550	7,695

Total Transportation Infrastructure		7,695

Water Utilities 1.2%
American States Water Co.	1,014	36,676
California Water Service Group	1,955	36,070
Connecticut Water Service, Inc.	1,301	39,524
Middlesex Water Co.	1,959	37,006
SJW Corp.	1,487	35,227
York Water Co.	2,066	36,775

Total Water Utilities		221,278

Wireless Telecommunication Services 1.0%
Leap Wireless International, Inc.*	4,362	37,339
NTELOS Holdings Corp.	1,669	38,103
Pendrell Corp.*	13,697	36,571
Shenandoah Telecom Co.	3,288	32,452
USA Mobility, Inc.	2,586	36,592

Total Wireless Telecommunication Services		181,057

Total Common Stocks (Cost $19,691,693)		18,850,779

RIGHTS 0.0%(a)

Food Products 0.0%(a)
Pilgrims Pride Corp., expires 12/1/2018*	6,496	1,184

Total Food Products		1,184

Total Rights (Cost $0)		1,184

WARRANTS 0.0%(a)
Oil, Gas & Consumable Fuels 0.0%(a)
Magnum Hunter Resources Corp., expires 10/14/2013*	385	—

Total Oil, Gas & Consumable Fuels		—

Total Warrants (Cost $0)		—

	Face Amount
CORPORATE BONDS 0.0% (a)

Investment Management/Advisory Services 0.0%(a)
GAMCO Investors, Inc. 0.00% 2015(b)	$100	66

Total Investment Management/Advisory Services		66

Total Corporate Bonds (Cost $101)		66

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	January 31, 2012

	Shares	Market Value
SHORT TERM INVESTMENTS 0.4%

SSgA Government Money Market Fund	69,050	$69,050

Total Short Term Investments (Cost $69,050)		69,050

Total Investments 99.9%(c) (Cost $19,760,844)		18,921,079

Other Assets in Excess of Liabilities– 0.1%		14,357

Net Assets – 100.0%		$18,935,436

*	Non-Income Producing Security.
(a)	Amount represents less than 0.05% of net assets.
(b)	Values determined based on Level 2 inputs. (Note G)
(c)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

GUGGENHEIM MSCI EAFE EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2012

	Shares	Market Value
COMMON STOCKS 99.4%

Aerospace & Defense 1.1%
BAE Systems PLC	2,993	$14,538
Cobham PLC	4,340	12,540
European Aeronautic Defence and Space Co. NV	418	14,052
Finmeccanica SpA	2,824	12,717
Meggitt PLC	2,030	11,628
Rolls Royce Group PLC - Class C*	100,257	158
Rolls-Royce Holdings PLC*	1,099	12,756
Safran SA	421	13,127
Singapore Technologies Engineering Ltd.	6,000	14,094
Thales SA	391	13,387

Total Aerospace & Defense		118,997

Air Freight & Logistics 0.5%
Deutsche Post AG	869	14,447
TNT Express NV	1,814	15,193
Toll Holdings Ltd.	2,671	14,165
Yamato Holdings Co., Ltd.	600	9,922

Total Air Freight & Logistics		53,727

Airlines 0.9%
All Nippon Airways Co., Ltd.	3,000	8,734
Cathay Pacific Airways Ltd.	6,000	11,885
Deutsche Lufthansa AG	1,002	13,858
International Consolidated Airlines Group SA*	5,266	14,683
Qantas Airways Ltd.*	7,775	13,014
Ryanair Holdings PLC ADR	403	13,517
Singapore Airlines Ltd.	3,000	26,516

Total Airlines		102,207

Auto Components 1.7%
Aisin Seiki Co., Ltd.	300	9,474
Bridgestone Corp.	600	13,676
Cie Generale des Etablissements Michelin - Class B	206	14,103
Continental AG*	188	15,029
Denso Corp.	300	8,912
GKN PLC	4,391	14,524
NHK SPRING Co., Ltd.	1,000	9,587
NOK Corp.	600	11,205
Nokian Renkaat OYJ	412	14,729
Pirelli & C SpA	1,373	12,707
Stanley Electric Co., Ltd.	900	13,822
Sumitomo Rubber Industries Ltd.	900	10,694
Toyoda Gosei Co., Ltd.	600	9,742
Toyota Boshoku Corp.	1,200	12,952
Toyota Industries Corp.	600	17,201

Total Auto Components		188,357

Automobiles 2.0%
Bayerische Motoren Werke AG	168	14,381
Daimler AG	293	16,203
Fiat SpA	2,591	15,555
Fuji Heavy Industries Ltd.	3,000	20,380
Honda Motor Co., Ltd.	300	10,489
Isuzu Motors Ltd.	3,000	15,187
Mazda Motor Corp.*	6,000	9,915
Mitsubishi Motors Corp.*	9,000	10,859
Nissan Motor Co., Ltd.	1,500	14,144
Peugeot SA	713	13,156
Porsche Automobil Holding SE	221	13,559
Renault SA	358	15,261
Suzuki Motor Corp.	600	13,676

	Shares	Market Value
Toyota Motor Corp.	300	$11,056
Volkswagen AG	78	13,820
Yamaha Motor Co., Ltd.	900	11,898

Total Automobiles		219,539

Beverages 1.1%
Anheuser-Busch InBev NV	203	12,318
Asahi Breweries Ltd.	600	13,259
Carlsberg A/S - Class B	170	12,920
Coca-Cola Amatil Ltd.	1,012	12,422
Coca-Cola West Co., Ltd.	600	10,308
Diageo PLC	576	12,744
Heineken Holding NV	308	12,453
Heineken NV	269	12,437
Pernod-Ricard SA	131	12,585
SABMiller PLC	352	13,376

Total Beverages		124,822

Biotechnology 0.4%
Actelion Ltd.*	361	13,838
CSL Ltd.	399	13,200
Grifols SA*	779	14,225
Grifols SA	77	983

Total Biotechnology		42,246

Building Products 0.7%
Assa Abloy AB - Series B	543	14,721
Cie de St-Gobain	319	14,206
Daikin Industries Ltd.	300	8,695
Geberit AG*	63	13,024
JS Group Corp.	600	12,401
Nippon Sheet Glass Co., Ltd.	6,000	12,118

Total Building Products		75,165

Capital Markets 2.0%
3i Group PLC	4,131	12,034
Credit Suisse Group AG*	540	14,023
Daiwa Securities Group, Inc.	3,000	10,780
Deutsche Bank AG	329	13,948
GAM Holding AG*	1,123	14,349
ICAP PLC	2,271	12,041
Investec PLC	2,253	13,358
Julius Baer Group Ltd.*	334	13,584
Macquarie Group Ltd.	552	14,959
Man Group PLC	5,940	10,845
Mediobanca SpA	2,007	11,807
Nomura Holdings, Inc.	3,900	14,270
Partners Group Holding AG	66	11,555
Ratos AB	1,131	14,259
SBI Holdings, Inc.	163	12,313
Schroders PLC	618	14,141
UBS AG	1,063	14,484

Total Capital Markets		222,750

Chemicals 4.9%
Air Liquide SA	102	12,847
Akzo Nobel NV	268	13,952
Arkema SA	180	14,557
Asahi Kasei Corp.	3,000	18,964
BASF SE	186	14,312
Daicel Corp.	3,000	18,806
Denki Kagaku Kogyo KK	3,000	11,843
Givaudan SA*	15	14,020
Hitachi Chemical Co., Ltd.	600	10,560
Incitec Pivot Ltd.	3,634	12,397
Israel Chemicals Ltd.	1,154	12,093
Israel Corp., Ltd.(The)	21	12,811
Johnson Matthey PLC	427	13,820

GUGGENHEIM MSCI EAFE EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2012

	Shares	Market Value
JSR Corp.	600	$12,260
K+S AG	230	10,976
Kaneka Corp.	3,000	16,761
Koninklijke DSM NV	268	13,761
Kuraray Co., Ltd.	900	13,066
Lanxess AG	239	15,579
Linde AG	84	13,338
Mitsubishi Chemical Holdings Corp.	1,500	8,420
Mitsubishi Gas Chemical Co., Inc.	3,000	16,918
Mitsui Chemicals, Inc.	3,000	9,482
Nitto Denko Corp.	300	10,639
Novozymes A/S - Series B	397	11,185
Orica Ltd.	493	12,967
Shin-Etsu Chemical Co., Ltd.	300	15,580
Showa Denko KK	6,000	13,062
Sika AG*	6	12,397
Solvay SA	137	13,520
Sumitomo Chemical Co., Ltd.	3,000	12,079
Syngenta AG*	42	12,715
Taiyo Nippon Sanso Corp.	3,000	20,892
Teijin Ltd.	3,000	9,718
Toray Industries, Inc.	3,000	22,505
Tosoh Corp.	3,000	8,459
Ube Industries Ltd.	6,000	17,233
Umicore SA	313	14,564
Wacker Chemie AG	128	11,741
Yara International ASA	302	12,171

Total Chemicals		542,970

Commercial Banks 7.4%
Aozora Bank Ltd.	6,000	16,682
Australia & New Zealand Banking Group Ltd.	632	14,380
Banca Monte dei Paschi di Siena SpA	36,414	13,828
Banco Bilbao Vizcaya Argentaria SA	1,525	13,323
Banco de Sabadell SA	3,871	14,285
Banco Espirito Santo SA	7,579	12,531
Banco Popolare SC	10,734	16,201
Banco Popular Espanol SA	3,092	13,317
Banco Santander SA	1,665	12,968
Bank Hapoalim BM	3,731	13,016
Bank Leumi Le-Israel BM	4,372	14,282
Bank of East Asia Ltd.	3,600	14,693
Bank of Yokohama Ltd.(The)	3,000	13,889
Bankia SA*	2,758	12,514
Bankinter SA	2,200	14,745
Barclays PLC	4,858	16,294
Bendigo and Adelaide Bank Ltd.	1,405	12,378
BNP Paribas SA	337	14,280
BOC Hong Kong Holdings Ltd.	6,000	15,862
CaixaBank	2,436	12,252
Chiba Bank Ltd.(The)	3,000	18,570
Commerzbank AG*	6,902	16,525
Commonwealth Bank of Australia	260	13,998
Credit Agricole SA	2,130	13,136
Danske Bank A/S*	866	12,656
DnB NOR ASA	1,266	13,377
Erste Group Bank AG*	784	17,231
Fukuoka Financial Group, Inc.	3,000	12,787
Hang Seng Bank Ltd.	900	11,618
HSBC Holdings PLC	1,535	12,831
Intesa Sanpaolo SpA	7,986	15,263
Israel Discount Bank Ltd. - Class A	8,861	12,768
Joyo Bank Ltd.(The)	3,000	13,259
KBC Groep NV	1,106	20,986
Lloyds Banking Group PLC*	32,096	15,509

	Shares	Market Value
Mitsubishi UFJ Financial Group, Inc.	2,700	$12,358
Mizrahi Tefahot Bank Ltd.	1,623	14,213
Mizuho Financial Group, Inc.	8,900	13,423
National Australia Bank Ltd.	530	13,434
National Bank of Greece SA ADR*	5,324	19,433
Natixis	5,094	15,670
Nordea Bank AB	1,677	14,025
Oversea-Chinese Banking Corp., Ltd.	3,000	20,544
Raiffeisen Bank International AG	587	19,979
Resona Holdings, Inc.	2,700	12,004
Royal Bank of Scotland Group PLC*	39,726	16,688
Shinsei Bank Ltd.	12,000	13,534
Skandinaviska Enskilda Banken AB - Class A	2,252	14,145
Societe Generale	549	14,636
Standard Chartered PLC	591	14,307
Sumitomo Mitsui Financial Group, Inc.	300	9,541
Sumitomo Mitsui Trust Holdings, Inc.	3,000	9,364
Svenska Handelsbanken AB	487	14,590
Swedbank AB	980	14,061
UniCredit SpA	1,239	6,147
Unione di Banche Italiane SCPA	3,254	14,960
Westpac Banking Corp.	606	13,621

Total Commercial Banks		812,911

Commercial Services & Supplies 1.3%
Aggreko PLC	425	14,051
Babcock International Group PLC	1,102	12,686
Brambles Ltd.	1,762	13,614
Edenred	481	11,686
G4S PLC	3,195	13,588
Secom Co., Ltd.	300	14,026
Securitas AB	1,343	12,593
Serco Group PLC	1,599	12,818
Societe BIC SA	143	12,752
Toppan Printing Co., Ltd.	3,000	24,000

Total Commercial Services & Supplies		141,814

Communications Equipment 0.3%
Alcatel-Lucent*	7,150	12,720
Nokia OYJ	2,087	10,431
Telefonaktiebolaget LM Ericsson - Class B	1,189	11,044

Total Communications Equipment		34,195

Computers & Peripherals 0.4%
Fujitsu Ltd.	3,000	16,013
Seiko Epson Corp.	900	11,473
Toshiba Corp.	3,000	12,708

Total Computers & Peripherals		40,194

Construction & Engineering 1.9%
ACS Actividades de Construccion y Servicios SA	397	12,254
Balfour Beatty PLC	3,384	14,632
Bouygues SA	388	12,066
Eiffage SA	516	15,843
Ferrovial SA	1,055	12,360
Fomento de Construcciones y Contratas SA	492	11,570
Hochtief AG	227	14,650
Kajima Corp.	3,000	10,151
Koninklijke Boskalis Westminster NV	379	14,695
Leighton Holdings Ltd.	586	14,592
Obayashi Corp.	3,000	14,479
Shimizu Corp.	3,000	13,731
Skanska AB - Class B	891	15,545
Taisei Corp.	6,000	16,603
Vinci SA	296	13,740

Total Construction & Engineering		206,911

2

GUGGENHEIM MSCI EAFE EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2012

	Shares	Market Value
Construction Materials 1.0%
Boral Ltd.	3,234	$13,885
CRH PLC ADR	708	14,111
Fletcher Building Ltd.	2,649	14,273
HeidelbergCement AG	322	15,838
Holcim Ltd.*	216	12,320
Imerys SA	263	14,656
James Hardie Industries SE	1,890	14,241
Lafarge SA	370	15,085

Total Construction Materials		114,409

Consumer Finance 0.2%
Aeon Credit Service Co., Ltd.	900	13,774
Credit Saison Co., Ltd.	600	12,205

Total Consumer Finance		25,979

Containers & Packaging 0.4%
Amcor Ltd.	1,669	12,487
Rexam PLC	2,259	13,332
Toyo Seikan Kaisha Ltd.	900	13,326

Total Containers & Packaging		39,145

Distributors 0.1%
Li & Fung Ltd.	6,000	13,123

Total Distributors		13,123

Diversified Consumer Services 0.1%
Benesse Holdings, Inc.	300	13,967

Total Diversified Consumer Services		13,967

Diversified Financial Services 1.9%
ASX Ltd.	403	12,844
Deutsche Boerse AG*	212	12,488
Exor SpA	621	14,348
First Pacific Co., Ltd.	11,910	13,608
Groupe Bruxelles Lambert SA	176	12,764
Hong Kong Exchanges and Clearing Ltd.	900	15,622
Industrivarden AB - Class C	1,078	15,293
ING Groep NV*	1,820	16,577
Investor AB - Series B	674	13,630
Kinnevik Investment AB - Class B	604	12,622
London Stock Exchange Group PLC	898	12,329
Mitsubishi UFJ Lease & Finance Co., Ltd.	300	12,551
ORIX Corp.	150	14,026
Pohjola Bank PLC - Series A	1,317	14,060
Singapore Exchange Ltd.	3,000	15,527

Total Diversified Financial Services		208,289

Diversified Telecommunication Services 2.7%
Belgacom SA	394	12,309
Bezeq The Israeli Telecommunication Corp., Ltd.	6,305	10,939
BT Group PLC	4,204	13,500
Deutsche Telekom AG	985	11,086
Elisa OYJ	576	12,125
France Telecom SA	743	11,151
HKT Trust & HKT Ltd.*	717	415
Iliad SA	102	12,335
Inmarsat PLC	1,744	11,020
Koninklijke KPN NV	1,039	11,398
Nippon Telegraph & Telephone Corp.	300	14,990
PCCW Ltd.	33,000	10,426
Portugal Telecom SGPS SA	1,937	9,635
Singapore Telecommunications Ltd.	6,000	14,811
Swisscom AG	33	13,037
TDC A/S	1,487	11,599
Tele2 AB - Class B	629	11,990
Telecom Corp. of New Zealand Ltd.	8,018	13,882
Telecom Italia SpA	11,206	11,405

	Shares	Market Value
Telefonica SA	675	$11,779
Telekom Austria AG	1,060	12,363
Telenor ASA	737	12,034
TeliaSonera AB	1,941	12,898
Telstra Corp., Ltd.	3,789	13,409
Vivendi SA	539	11,289

Total Diversified Telecommunication Services		291,825

Electric Utilities 2.5%
Acciona SA	140	11,245
Cheung Kong Infrastructure Holdings Ltd.	3,000	17,080
Chubu Electric Power Co., Inc.	600	11,032
Chugoku Electric Power Co., Inc.(The)	600	10,969
CLP Holdings Ltd.	1,500	12,283
E.ON AG	525	11,233
EDF SA	478	11,025
EDP - Energias de Portugal SA	3,968	11,589
Enel SpA	3,047	12,469
Fortum OYJ	555	12,206
Hokkaido Electric Power Co., Inc.	900	12,818
Hokuriku Electric Power Co.	600	11,638
Iberdrola SA	1,812	10,679
Kansai Electric Power Co., Inc.(The)	600	9,655
Kyushu Electric Power Co., Inc.	900	12,925
Power Assets Holdings Ltd.	1,500	10,823
Red Electrica Corp. SA	268	12,337
Shikoku Electric Power Co., Inc.	300	8,691
SSE PLC	594	11,464
Terna Rete Elettrica Nazionale SpA	3,660	13,425
Tohoku Electric Power Co., Inc.	1,200	11,315
Tokyo Electric Power Co., Inc.(The)*	3,300	9,045
Verbund AG	484	13,159

Total Electric Utilities		269,105

Electrical Equipment 1.6%
ABB Ltd.*	687	14,359
Alstom SA	385	14,686
Bekaert SA	331	13,471
Fuji Electric Co., Ltd.	3,000	7,908
Furukawa Electric Co., Ltd.	6,000	15,974
GS Yuasa Corp.	3,000	17,666
Legrand SA	382	13,187
Mabuchi Motor Co., Ltd.	300	12,846
Prysmian SpA	940	14,126
Schneider Electric SA	242	15,041
Sumitomo Electric Industries Ltd.	1,200	14,447
Ushio, Inc.	900	13,113
Vestas Wind Systems A/S*	910	10,271

Total Electrical Equipment		177,095

Electronic Equipment, Instruments & Components 1.6%
Citizen Holdings Co., Ltd.	2,100	12,751
Foxconn International Holdings Ltd.*	18,000	12,395
FUJIFILM Holdings Corp.	600	14,219
Hamamatsu Photonics KK	300	10,780
Hexagon AB - Class B	911	15,680
Hitachi High-Technologies Corp.	600	13,133
Hitachi Ltd.	3,000	16,761
Hoya Corp.	600	12,716
Ibiden Co., Ltd.	600	12,236
Murata Manufacturing Co., Ltd.	300	17,174
Omron Corp.	600	12,094
TDK Corp.	300	14,302
Yokogawa Electric Corp.	1,200	11,851

Total Electronic Equipment, Instruments & Components		176,092

3

GUGGENHEIM MSCI EAFE EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2012

	Shares	Market Value
Energy Equipment & Services 1.6%
Aker Solutions ASA	1,146	$14,075
AMEC PLC	913	14,465
Cie Generale de Geophysique - Veritas*	591	16,494
Fugro NV	224	14,735
Petrofac Ltd.	573	13,157
Saipem SpA	293	13,724
SBM Offshore NV	615	10,438
Seadrill Ltd.	367	13,657
Subsea 7 SA*	648	13,141
Technip SA	137	12,862
Tenaris SA	723	14,168
Transocean Ltd.	257	12,196
WorleyParsons Ltd.	467	13,544

Total Energy Equipment & Services		176,656

Food & Staples Retailing 2.2%
Aeon Co., Ltd.	900	11,862
Carrefour SA	486	11,102
Casino Guichard Perrachon SA	143	12,729
Colruyt SA	308	11,654
Delhaize Group SA	203	11,064
Distribuidora Internacional de Alimentacion SA*	2,908	13,442
FamilyMart Co., Ltd.	300	12,138
J Sainsbury PLC	2,552	11,614
Jeronimo Martins SGPS SA	696	11,630
Kesko OYJ	367	12,962
Koninklijke Ahold NV	958	12,704
Lawson, Inc.	300	18,216
Metcash Ltd.	3,046	13,078
Metro AG	260	10,010
Olam International Ltd.	6,000	12,422
Seven & I Holdings Co., Ltd.	300	8,443
Tesco PLC	1,938	9,774
Wesfarmers Ltd.	385	12,398
WM Morrison Supermarkets PLC	2,394	10,805
Woolworths Ltd.	487	12,830

Total Food & Staples Retailing		240,877

Food Products 1.8%
Aryzta AG	262	12,108
Associated British Foods PLC	687	12,500
Barry Callebaut AG*	12	11,301
Danone	191	11,798
Golden Agri-Resources Ltd.	24,000	14,046
Kerry Group PLC - Class A	457	16,789
MEIJI Holdings Co., Ltd.	300	13,121
Nestle SA	215	12,333
Nisshin Seifun Group, Inc.	1,500	18,138
Nissin Foods Holdings Co., Ltd.	300	11,426
Suedzucker AG	382	11,296
Tate & Lyle PLC	1,120	11,700
Unilever NV	364	12,127
Unilever PLC	370	11,946
Wilmar International Ltd.	3,000	12,780
Yakult Honsha Co., Ltd.	300	9,191

Total Food Products		202,600

Gas Utilities 0.9%
Enagas SA	638	12,778
Gas Natural SDG SA	723	11,831
Hong Kong & China Gas Co., Ltd.	6,000	14,237
Osaka Gas Co., Ltd.	3,000	12,039
Snam Rete Gas SpA	2,747	12,392
Toho Gas Co., Ltd.	3,000	19,436

	Shares	Market Value
Tokyo Gas Co., Ltd.	3,000	$13,849

Total Gas Utilities		96,562

Health Care Equipment & Supplies 1.4%
Cie Generale d’Optique Essilor International SA	170	12,462
Cochlear Ltd.	224	14,141
Coloplast A/S - Class B	81	11,966
Getinge AB - Class B	499	13,520
Olympus Corp.	900	15,167
Smith & Nephew PLC	1,307	12,685
Sonova Holding AG*	119	12,171
Straumann Holding AG	75	13,506
Synthes, Inc.	75	12,788
Sysmex Corp.	300	9,899
Terumo Corp.	300	14,380
William Demant Holding A/S*	154	12,764

Total Health Care Equipment & Supplies		155,449

Health Care Providers & Services 1.0%
Celesio AG	794	15,315
Fresenius Medical Care AG & Co. KGaA	176	12,568
Fresenius SE & Co. KGaA	127	12,891
Medipal Holdings Corp.	1,200	13,078
Miraca Holdings, Inc.	300	11,225
Ramsay Health Care Ltd.	654	13,192
Sonic Healthcare Ltd.	1,063	12,687
Suzuken Co., Ltd.	600	17,492

Total Health Care Providers & Services		108,448

Hotels, Restaurants & Leisure 2.2%
Accor SA	472	14,353
Autogrill SpA	1,192	13,068
Carnival PLC	373	11,125
Compass Group PLC	1,352	12,567
Crown Ltd.	1,460	12,553
Echo Entertainment Group Ltd.*	3,137	12,035
Galaxy Entertainment Group Ltd.*	6,000	13,092
Genting Singapore PLC*	9,000	11,681
Intercontinental Hotels Group PLC	740	15,087
Sands China Ltd.	4,800	16,249
Shangri-La Asia Ltd.	6,000	12,457
SJM Holdings Ltd.	9,000	16,109
Sodexo	179	13,295
TABCORP Holdings Ltd.	4,385	13,561
Tatts Group Ltd.	5,275	14,239
TUI Travel PLC	4,819	14,548
Whitbread PLC	487	12,634
Wynn Macau Ltd.	4,800	12,306

Total Hotels, Restaurants & Leisure		240,959

Household Durables 1.0%
Casio Computer Co., Ltd.	2,100	12,338
Electrolux AB - Series B	758	13,870
Husqvarna AB	2,566	13,540
Panasonic Corp.	1,200	9,710
Rinnai Corp.	300	20,813
Sekisui Chemical Co., Ltd.	3,000	26,282
Sony Corp.	600	10,946

Total Household Durables		107,499

Household Products 0.4%
Henkel AG & Co. KGaA	212	13,085
Reckitt Benckiser Group PLC	236	12,573
Unicharm Corp.	300	15,757

Total Household Products		41,415

Independent Power Producers & Energy Traders 0.4%
Electric Power Development Co., Ltd.	600	15,927

4

GUGGENHEIM MSCI EAFE EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2012

	Shares	Market Value
Enel Green Power SpA	5,494	$10,946
International Power PLC	2,447	12,951

Total Independent Power Producers & Energy Traders		39,824

Industrial Conglomerates 1.2%
Delek Group Ltd.	66	14,100
Fraser and Neave Ltd.	3,000	16,220
Keppel Corp., Ltd.	3,000	25,919
Koninklijke Philips Electronics NV	644	13,025
Orkla ASA	1,609	13,060
SembCorp Industries Ltd.	3,000	11,419
Siemens AG	127	11,993
Smiths Group PLC	845	12,801
Wendel SA	203	15,123

Total Industrial Conglomerates		133,660

Insurance 4.5%
Admiral Group PLC	844	12,533
Aegon NV	3,009	14,594
Ageas	7,661	15,935
AIA Group Ltd.	3,600	12,024
Allianz SE	135	14,855
AMP Ltd.	2,940	13,342
Assicurazioni Generali SpA	742	11,588
Aviva PLC	2,656	14,644
AXA SA	982	14,918
Baloise Holding AG	176	13,512
CNP Assurances	960	12,950
Dai-ichi Life Insurance Co., Ltd.(The)	12	12,590
Delta Lloyd NV	734	13,442
Gjensidige Forsikring ASA	1,090	12,625
Hannover Rueckversicherung AG	248	13,208
Insurance Australia Group Ltd.	4,123	12,751
Legal & General Group PLC	7,698	14,019
Mapfre SA	3,702	12,309
MS&AD Insurance Group Holdings	600	12,299
Muenchener Rueckversicherungs AG	105	13,690
NKSJ Holdings, Inc.	800	17,395
Old Mutual PLC	6,920	15,943
Prudential PLC	1,348	14,901
QBE Insurance Group Ltd.	868	10,571
Resolution Ltd.	3,129	13,485
RSA Insurance Group PLC	7,088	11,856
Sampo OYJ	487	12,839
SCOR SE	535	13,471
Sony Financial Holdings, Inc.	600	9,970
Standard Life PLC	4,025	13,834
Suncorp Group Ltd.	1,517	13,559
Swiss Life Holding AG*	125	12,424
Swiss Re Ltd.*	246	13,357
T&D Holdings, Inc.	1,200	12,197
Tokio Marine Holdings, Inc.	600	15,022
Tryg A/S	209	11,361
Zurich Financial Services AG*	56	13,458

Total Insurance		493,471

Internet & Catalog Retail 0.1%
Rakuten, Inc.	12	12,102

Total Internet & Catalog Retail		12,102

Internet Software & Services 0.4%
Dena Co., Ltd.	300	7,590
Gree, Inc.	300	8,656
United Internet AG	648	12,113
Yahoo Japan Corp.	39	11,907

Total Internet Software & Services		40,266

	Shares	Market Value
IT Services 1.1%
Amadeus IT Holding SA - Series A	743	$12,741
Atos Origin SA	268	13,479
Cap Gemini SA	330	12,057
Computershare Ltd.	1,472	11,967
Indra Sistemas SA	892	11,753
Itochu Techno-Solutions Corp.	300	13,869
Nomura Research Institute Ltd.	600	13,652
NTT Data Corp.	3	9,828
Otsuka Corp.	300	21,482

Total IT Services		120,828

Leisure Equipment & Products 0.7%
Namco Bandai Holdings, Inc.	900	12,806
Nikon Corp.	600	14,683
Sankyo Co., Ltd.	300	14,656
Sega Sammy Holdings, Inc.	600	12,984
Shimano, Inc.	300	14,813
Yamaha Corp.	1,200	11,048

Total Leisure Equipment & Products		80,990

Life Sciences Tools & Services 0.2%
Lonza Group AG*	206	11,131
QIAGEN NV*	854	13,946

Total Life Sciences Tools & Services		25,077

Machinery 5.1%
Alfa Laval AB	681	13,931
Amada Co., Ltd.	3,000	20,734
Atlas Copco AB - Class A	630	14,960
Cosco Corp. Singapore Ltd.	18,000	16,913
Fiat Industrial SpA	1,437	14,090
GEA Group AG	439	14,111
Hino Motors Ltd.	3,000	19,239
Hitachi Construction Machinery Co., Ltd.	600	11,882
IHI Corp.	6,000	15,738
Invensys PLC	4,081	13,022
Japan Steel Works Ltd.(The)	3,000	24,236
JTEKT Corp.	1,200	12,842
Kawasaki Heavy Industries Ltd.	6,000	17,626
Komatsu Ltd.	600	16,910
Kone OYJ - Class B	227	12,368
Kurita Water Industries Ltd.	600	16,289
Makita Corp.	300	11,319
MAN SE	150	15,779
Metso OYJ	331	14,429
Mitsubishi Heavy Industries Ltd.	3,000	13,731
Nabtesco Corp.	600	12,748
NSK Ltd.	3,000	22,308
NTN Corp.	3,000	12,354
Sandvik AB	1,041	15,364
Scania AB - Class B	848	14,595
Schindler Holding AG	107	12,438
SembCorp Marine Ltd.	3,000	11,873
SKF AB	660	15,557
Sulzer AG	113	14,156
Sumitomo Heavy Industries Ltd.	3,000	19,200
THK Co., Ltd.	600	12,889
Vallourec SA	206	13,923
Volvo AB - Class B	1,114	14,388
Wartsila OYJ	403	13,590
Weir Group PLC (The)	415	12,803
Yangzijiang Shipbuilding Holdings Ltd.	18,000	15,838
Zardoya Otis SA	920	13,127

Total Machinery		557,300

Marine 1.0%
AP Moller - Maersk A/S - Class B	3	22,123

5

GUGGENHEIM MSCI EAFE EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2012

	Shares	Market Value
Kawasaki Kisen Kaisha Ltd.*	6,000	$11,331
Kuehne + Nagel International AG	104	13,085
Mitsui OSK Lines Ltd.	3,000	11,331
Neptune Orient Lines Ltd.	15,000	15,528
Nippon Yusen KK	6,000	15,187
Orient Overseas International Ltd.	3,000	15,668

Total Marine		104,253

Media 2.7%
Axel Springer AG	298	13,983
British Sky Broadcasting Group PLC	1,027	11,183
Dentsu, Inc.	300	10,021
Eutelsat Communications SA	299	11,106
Fairfax Media Ltd.	14,749	11,599
ITV PLC	12,601	14,894
JCDecaux SA*	496	12,587
Kabel Deutschland Holding AG*	218	11,375
Lagardere SCA	534	15,190
Mediaset SpA	4,565	13,493
Modern Times Group AB - Class B	287	14,351
Pearson PLC	690	12,772
ProSiebenSat.1 Media AG	688	16,157
Publicis Groupe SA	264	13,291
Reed Elsevier NV	1,098	13,074
Reed Elsevier PLC	1,496	12,394
Sanoma OYJ	1,074	14,509
SES SA	494	11,673
Singapore Press Holdings Ltd.	3,000	8,863
Societe Television Francaise 1	1,184	13,035
Toho Co., Ltd.	600	10,418
Wolters Kluwer NV	703	12,755
WPP PLC	1,209	14,223

Total Media		292,946

Metals & Mining 5.1%
Acerinox SA	928	13,144
Alumina Ltd.	9,451	12,856
Anglo American PLC	321	13,292
Antofagasta PLC	698	14,242
ArcelorMittal	740	14,903
BHP Billiton Ltd.	346	13,782
BHP Billiton PLC	424	14,205
Boliden AB	955	16,311
Daido Steel Co., Ltd.	3,000	19,633
Eurasian Natural Resources Corp. PLC	1,221	13,305
Fortescue Metals Group Ltd.	2,620	14,061
Fresnillo PLC	472	12,930
Glencore International PLC	2,005	13,010
Iluka Resources Ltd.	815	15,868
JFE Holdings, Inc.	600	10,702
Kazakhmys PLC	926	16,600
Kobe Steel Ltd.	9,000	14,754
Lonmin PLC	767	12,491
Lynas Corp., Ltd.*	10,737	15,119
Maruichi Steel Tube Ltd.	600	14,014
Mitsubishi Materials Corp.	6,000	18,728
Newcrest Mining Ltd.	352	12,614
Nippon Steel Corp.	6,000	14,715
Nisshin Steel Co., Ltd.	9,000	13,928
Norsk Hydro ASA	2,719	14,388
OneSteel Ltd.	14,490	11,395
OZ Minerals Ltd.	1,208	14,006
Randgold Resources Ltd.	110	12,437
Rio Tinto Ltd.	191	14,039
Rio Tinto PLC	245	14,711
Salzgitter AG	248	14,827
Sims Metal Management Ltd.	991	15,850

	Shares	Market Value
SSAB AB - Class A	1,569	$16,406
Sumitomo Metal Industries Ltd.	6,000	10,702
ThyssenKrupp AG	508	14,411
Vedanta Resources PLC	802	15,124
Voestalpine AG	454	14,896
Xstrata PLC	787	13,345
Yamato Kogyo Co., Ltd.	600	18,862

Total Metals & Mining		560,606

Multi-Utilities 0.9%
A2A SpA	12,124	11,546
AGL Energy Ltd.	842	13,056
Centrica PLC	2,598	12,029
GDF Suez	481	13,065
National Grid PLC	1,179	11,758
RWE AG	308	11,789
Suez Environnement Co.	972	12,452
Veolia Environnement SA	1,038	11,805

Total Multi-Utilities		97,500

Multiline Retail 1.1%
Harvey Norman Holdings Ltd.	6,121	13,401
Isetan Mitsukoshi Holdings Ltd.	1,200	13,519
J Front Retailing Co., Ltd.	3,000	14,754
Marks & Spencer Group PLC	2,421	12,485
Marui Group Co., Ltd.	1,800	14,471
Next PLC	284	11,737
PPR	89	14,016
Takashimaya Co., Ltd.	3,000	23,331

Total Multiline Retail		117,714

Office Electronics 0.4%
Brother Industries Ltd.	900	12,122
Canon, Inc.	300	12,944
Konica Minolta Holdings, Inc.	1,500	10,918
Neopost SA	179	12,654

Total Office Electronics		48,638

Oil, Gas & Consumable Fuels 2.7%
BG Group PLC	597	13,425
BP PLC	1,750	13,003
Cairn Energy PLC*	2,817	12,527
Caltex Australia Ltd.	1,009	13,650
Cosmo Oil Co., Ltd.	6,000	17,469
ENI SpA	591	13,075
Essar Energy PLC*	3,480	7,095
Galp Energia SGPS SA - Class B	722	11,658
Inpex Corp.	3	20,459
Japan Petroleum Exploration Co.	300	13,259
JX Holdings, Inc.	2,100	12,669
Lundin Petroleum AB*	477	10,732
Neste Oil OYJ	1,066	11,973
OMV AG	397	13,026
Origin Energy Ltd.	835	12,211
Repsol YPF SA	449	12,343
Royal Dutch Shell PLC - Class A	355	12,551
Santos Ltd.	958	13,704
Showa Shell Sekiyu KK	1,800	12,346
Statoil ASA	490	12,304
Total SA	245	12,959
Tullow Oil PLC	594	13,029
Woodside Petroleum Ltd.	343	12,470

Total Oil, Gas & Consumable Fuels		297,937

Paper & Forest Products 0.8%
Holmen AB	487	14,082
Nippon Paper Group, Inc.	600	12,842
OJI Paper Co., Ltd.	3,000	15,423
Stora Enso OYJ - Series R	2,211	15,745

6

GUGGENHEIM MSCI EAFE EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2012

	Shares	Market Value
Svenska Cellulosa AB - Class B	854	$14,247
UPM-Kymmene OYJ	1,062	13,624

Total Paper & Forest Products		85,963

Personal Products 0.4%
Beiersdorf AG	221	13,279
Kao Corp.	300	7,892
L’Oreal SA	120	12,773
Shiseido Co., Ltd.	600	11,008

Total Personal Products		44,952

Pharmaceuticals 3.3%
Astellas Pharma, Inc.	300	12,315
AstraZeneca PLC	281	13,545
Bayer AG	200	14,017
Chugai Pharmaceutical Co., Ltd.	900	14,294
Daiichi Sankyo Co., Ltd.	600	11,418
Dainippon Sumitomo Pharma Co., Ltd.	1,200	13,833
Eisai Co., Ltd.	300	12,413
Elan Corp. PLC ADR*	1,161	15,801
GlaxoSmithKline PLC	555	12,349
Hisamitsu Pharmaceutical Co., Inc.	300	13,003
Merck KGaA	122	12,738
Mitsubishi Tanabe Pharma Corp.	900	12,677
Novartis AG	230	12,455
Novo Nordisk A/S	107	12,661
Ono Pharmaceutical Co., Ltd.	300	16,918
Orion OYJ - Class B	612	11,889
Otsuka Holdings Co., Ltd.	300	8,491
Roche Holding AG	74	12,537
Sanofi SA	179	13,232
Santen Pharmaceutical Co., Ltd.	300	12,275
Shionogi & Co., Ltd.	900	12,004
Shire PLC	373	12,396
Taisho Pharmaceutical Holdings Co., Ltd.	300	26,361
Takeda Pharmaceutical Co., Ltd.	300	13,023
Teva Pharmaceutical Industries Ltd. ADR	321	14,487
Tsumura & Co.	300	8,935
UCB SA	296	12,047

Total Pharmaceuticals		358,114

Professional Services 0.9%
Adecco SA*	300	14,233
Bureau Veritas SA	170	12,478
Campbell Brothers Ltd.	247	13,650
Capita PLC	1,206	11,704
Experian PLC	958	12,994
Intertek Group PLC	403	13,431
Randstad Holding NV	424	14,470
SGS SA	6	10,779

Total Professional Services		103,739

Real Estate Investment Trusts (REITs) 2.9%
Ascendas Real Estate Investment Trust	9,000	13,365
British Land Co. PLC	1,639	12,637
Capital Shopping Centres Group PLC	2,577	13,143
CapitaMall Trust	9,000	12,255
CFS Retail Property Trust	6,903	12,582
Corio NV	302	14,060
Dexus Property Group	14,498	13,713
Fonciere Des Regions	209	13,825
Gecina SA	161	15,383
Goodman Group	20,380	13,862
GPT Group	3,914	12,853
Hammerson PLC	2,104	12,521
ICADE	170	13,855
Japan Retail Fund Investment Corp.	9	13,043
Klepierre	451	13,552

	Shares	Market Value
Land Securities Group PLC	1,173	$12,485
Link REIT (The)	3,000	10,929
Mirvac Group	9,536	12,516
Nomura Real Estate Office Fund, Inc.	3	16,033
Segro PLC	3,600	12,487
Stockland	3,571	12,751
Unibail-Rodamco SE	67	12,875
Westfield Group	1,496	13,514
Westfield Retail Trust	4,759	12,796

Total Real Estate Investment Trusts (REITs)		317,035

Real Estate Management & Development 2.6%
Aeon Mall Co., Ltd.	600	13,267
CapitaLand Ltd.	6,000	12,565
CapitaMalls Asia Ltd.	12,000	12,661
City Developments Ltd.	3,000	23,554
Global Logistic Properties Ltd.*	9,000	14,261
Hang Lung Group Ltd.	3,000	19,054
Hang Lung Properties Ltd.	3,000	10,310
Henderson Land Development Co., Ltd.	3,000	16,287
Hysan Development Co., Ltd.	3,000	11,800
IMMOFINANZ AG*	4,268	13,739
Keppel Land Ltd.	6,000	13,616
Kerry Properties Ltd.	3,000	11,509
Lend Lease Group	1,599	12,490
New World Development Co., Ltd.	15,000	16,442
Nomura Real Estate Holdings, Inc.	900	13,963
Sino Land Co., Ltd.	12,600	20,993
Swire Pacific Ltd. - Class A	1,500	16,684
Tokyu Land Corp.	3,000	12,472
Wharf Holdings Ltd.	3,000	17,061

Total Real Estate Management & Development		282,728

Road & Rail 1.7%
Asciano Ltd.	2,676	13,366
DSV A/S	660	13,493
East Japan Railway Co.	300	19,416
Keio Corp.	3,000	22,112
Keisei Electric Railway Co., Ltd.	3,000	22,584
Kintetsu Corp.	3,000	12,079
MTR Corp.	4,500	15,001
Nippon Express Co., Ltd.	3,000	12,000
QR National Ltd.	3,690	14,549
Tobu Railway Co., Ltd.	3,000	15,698
Tokyu Corp.	3,000	14,754
West Japan Railway Co.	300	12,708

Total Road & Rail		187,760

Semiconductors & Semiconductor Equipment 1.3%
Advantest Corp.	1,200	13,770
ARM Holdings PLC	1,347	12,956
ASM Pacific Technology Ltd.	1,200	15,444
ASML Holding NV	313	13,454
Elpida Memory, Inc.*	2,400	10,167
Infineon Technologies AG	1,556	14,209
Rohm Co., Ltd.	300	14,872
STMicroelectronics NV	2,013	13,386
Sumco Corp.*	1,500	12,846
Tokyo Electron Ltd.	300	17,075

Total Semiconductors & Semiconductor Equipment		138,179

Software 0.8%
Dassault Systemes SA	152	12,611
Konami Corp.	300	7,908
NICE Systems Ltd. ADR*	361	12,982
Oracle Corp. Japan	300	10,497
Sage Group PLC (The)	2,795	12,928
SAP AG	209	12,637

7

GUGGENHEIM MSCI EAFE EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	January 31, 2012

	Shares	Market Value
Square Enix Holdings Co., Ltd.	600	$12,079
Trend Micro, Inc.	300	9,529

Total Software		91,171

Specialty Retail 0.9%
ABC-Mart, Inc.	300	10,733
Hennes & Mauritz AB	425	13,900
Inditex SA	146	12,748
Kingfisher PLC	3,015	12,166
Nitori Holdings Co., Ltd.	150	13,770
Sanrio Co., Ltd.	300	13,436
USS Co., Ltd.	120	11,457
Yamada Denki Co., Ltd.	180	11,473

Total Specialty Retail		99,683

Textiles, Apparel & Luxury Goods 0.9%
Adidas AG	179	12,906
Asics Corp.	900	10,198
Burberry Group PLC	606	12,834
Christian Dior SA	96	13,597
Cie Financiere Richemont SA - Class A	229	12,974
Luxottica Group SpA	433	14,278
LVMH Moet Hennessy Louis Vuitton SA	81	13,106
Swatch Group AG (The)	33	13,916

Total Textiles, Apparel & Luxury Goods		103,809

Tobacco 0.5%
British American Tobacco PLC	263	12,106
Imperial Tobacco Group PLC	331	11,857
Japan Tobacco, Inc.	3	14,754
Swedish Match AB	358	12,455

Total Tobacco		51,172

Trading Companies & Distributors 1.5%
Brenntag AG	124	12,976
Bunzl PLC	935	12,704
ITOCHU Corp.	1,200	13,046
Marubeni Corp.	3,000	20,695
Mitsubishi Corp.	600	13,684
Mitsui & Co., Ltd.	900	15,273
Noble Group Ltd.	15,000	16,124
Sojitz Corp.	7,800	13,401
Sumitomo Corp.	900	12,925
Toyota Tsusho Corp.	900	17,056
Wolseley PLC	427	14,804

Total Trading Companies & Distributors		162,688

Transportation Infrastructure 1.1%
Abertis Infraestructuras SA	803	13,539
Aeroports de Paris	173	12,784
Atlantia SpA	831	12,945
Fraport AG Frankfurt Airport Services Worldwide	221	13,244
Groupe Eurotunnel SA	1,659	13,680
Hutchison Port Holdings Trust	21,000	15,750
Koninklijke Vopak NV	233	12,670
Sydney Airport	3,529	10,014
Transurban Group	2,221	12,958

Total Transportation Infrastructure		117,584

Water Utilities 0.2%
Severn Trent PLC	499	12,008
United Utilities Group PLC	1,242	11,799

Total Water Utilities		23,807

Wireless Telecommunication Services 0.8%
Cellcom Israel Ltd.	693	10,076
KDDI Corp.	3	19,003
Millicom International Cellular SA	119	11,752
Mobistar SA	227	11,362

	Shares	Market Value
NTT DoCoMo, Inc.	6	$10,654
Softbank Corp.	300	8,353
Vodafone Group PLC	4,478	12,070

Total Wireless Telecommunication Services		83,270

Total Common Stocks (Cost $12,543,269)		10,901,065

SHORT TERM INVESTMENTS 0.1%
SSgA Government Money Market Fund	13,366	13,366

Total Short Term Investments (Cost $13,366)		13,366

Total Investments 99.5%(a) (Cost $12,556,635)		10,914,431

Other Assets in Excess of Liabilities– 0.5%		57,506

Net Assets – 100.0%		$10,971,937

*	Non-Income Producing Security.
(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

ADR - American Depositary Receipt

INVESTMENT CONCENTRATION

At January 31, 2012, the investment diversification of the Fund was as follows:

COUNTRY	% OF TOTAL INVESTMENTS
Japan	30.45%
Britain	11.41%
France	8.20%
Australia	7.87%
Germany	5.70%
Sweden	4.12%
Switzerland	3.46%
Spain	3.16%
Hong Kong	3.12%
Italy	2.99%
Singapore	2.89%
Netherlands	2.82%
Finland	1.81%
Belgium	1.48%
Israel	1.30%
Denmark	1.10%
Austria	0.96%
Norway	0.95%
Bermuda	0.79%
Jersey	0.73%
Luxembourg	0.60%
Swaziland	0.58%
Ireland	0.53%
Portugal	0.52%
Cayman Islands	0.52%
Slovenia	0.39%
New Zealand	0.26%
United States	0.24%
Georgia	0.22%
Greece	0.18%
Iran	0.15%
Niger Republic	0.14%
Mauritius	0.13%
Guernsey	0.12%
Isle Of Man	0.11%

Total Investments	100.00%

8

GUGGENHEIM MSCI EMERGING MARKETS EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2012

	Shares	Market Value
COMMON STOCKS 85.3%
Aerospace & Defense 0.3%
Embraer SA ADR	800	$21,936
Korea Aerospace Industries Ltd.*	550	15,667

Total Aerospace & Defense		37,603

Air Freight & Logistics 0.1%
Hyundai Glovis Co., Ltd.	104	17,822

Total Air Freight & Logistics		17,822

Airlines 1.5%
Air China Ltd. - Class H	24,000	19,158
AirAsia BHD	16,800	19,605
China Airlines Ltd.	43,000	20,201
China Southern Airlines Co., Ltd. - Class H*	40,000	20,633
Eva Airways Corp.	32,000	21,469
Gol Linhas Aereas Inteligentes SA ADR	2,959	20,417
Korean Air Lines Co., Ltd.	515	23,335
Lan Airlines SA ADR	876	21,988
TAM SA ADR	1,083	23,458
Turk Hava Yollari*	15,530	20,600

Total Airlines		210,864

Auto Components 0.8%
Cheng Shin Rubber Industry Co. Ltd.	8,000	18,981
Hankook Tire Co., Ltd.	520	20,761
Hyundai Mobis	70	17,261
Hyundai Wia Corp.*	140	16,077
Mando Corp.	112	18,146
Nan Kang Rubber Tire Co., Ltd.	12,000	19,386

Total Auto Components		110,612

Automobiles 2.0%
Astra International Tbk PT	2,000	17,553
AviChina Industry & Technology Co., Ltd. - Class H	48,000	22,284
Brilliance China Automotive Holdings Ltd.*	16,000	17,105
Byd Co., Ltd. - Class H*	8,000	25,017
China Motor Corp.	24,000	25,592
Dongfeng Motor Group Co., Ltd. - Class H	16,000	29,918
Geely Automobile Holdings Ltd.	80,000	23,625
Great Wall Motor Co., Ltd. - Class H	14,000	24,012
Guangzhou Automobile Group Co., Ltd. - Class H	24,000	26,029
Hyundai Motor Co.	108	21,247
Kia Motors Corp.	326	19,589
Yulon Motor Co., Ltd.	12,000	23,483

Total Automobiles		275,454

Beverages 0.5%
Coca-Cola Femsa SAB de CV ADR	231	22,638
Fomento Economico Mexicano SAB de CV ADR	306	21,579
Grupo Modelo SAB de CV - Series C	3,260	20,258

Total Beverages		64,475

Building Products 0.4%
KCC Corp.	100	26,973
Taiwan Glass Industrial Corp.	20,000	23,118

Total Building Products		50,091

Capital Markets 1.6%
Daewoo Securities Co., Ltd.	2,390	27,978
Hyundai Securities Co.	2,590	24,555
Investec Ltd.	3,706	22,761
KGI Securities Co., Ltd.	56,188	23,738
Korea Investment Holdings Co., Ltd.	664	24,116
Mirae Asset Securities Co., Ltd.	720	24,131

	Shares	Market Value
Samsung Securities Co., Ltd.	473	$25,811
Woori Investment & Securities Co., Ltd.	2,310	27,350
Yuanta Financial Holding Co., Ltd.*	40,027	22,592

Total Capital Markets		223,032

Chemicals 4.2%
Braskem SA ADR	1,361	24,525
Cheil Industries, Inc.	227	20,309
China BlueChemical Ltd. - Class H	24,000	18,229
China Petrochemical Development Corp.	19,500	21,749
Dongyue Group	23,934	20,000
Formosa Chemicals & Fibre Corp.	8,000	22,983
Formosa Plastics Corp.	8,000	23,307
Hanwha Chem Corp.	920	23,709
Hanwha Corp.	640	20,710
Honam Petrochemical Corp.	76	24,796
Huabao International Holdings Ltd.	36,000	24,466
Hyosung Corp.	382	21,287
Korea Kumho Petrochemical Co., Ltd.	135	20,190
KP Chemical Corp.	1,360	19,976
LCY Chemical Corp.	16,000	28,390
LG Chem Ltd.	72	23,971
Mexichem SAB de CV	6,091	21,115
Nan Ya Plastics Corp.	12,000	25,349
OCI Co., Ltd.	108	25,141
Petronas Chemicals Group BHD	10,000	21,926
PTT Global Chemical PCL*	9,612	20,669
Sinopec Shanghai Petrochemical Co., Ltd. - Class H	56,000	19,859
Sociedad Quimica y Minera de Chile SA ADR	356	20,911
Taiwan Fertilizer Co., Ltd.	8,000	20,739
TSRC Corp.	8,000	20,955
Uralkali OJSC GDR	514	18,268

Total Chemicals		573,529

Commercial Banks 10.7%
ABSA Group Ltd.	1,199	22,791
Agricultural Bank of China Ltd. - Class H	47,000	23,214
Akbank TAS	5,990	22,585
Asya Katilim Bankasi AS*	21,913	20,903
Axis Bank Ltd. GDR	1,039	22,494
Banco de Chile	149,662	22,554
Banco Santander Brasil SA ADR	2,753	25,107
Banco Santander Chile ADR	294	23,961
BanColombia SA ADR	346	21,455
Bangkok Bank PCL	4,330	23,313
Bank Central Asia Tbk PT	24,000	21,357
Bank Mandiri Tbk PT	26,000	19,377
Bank Negara Indonesia Persero Tbk PT	47,500	19,153
Bank of Ayudhya PCL	32,200	23,219
Bank of China Ltd. - Class H	64,000	27,483
Bank of Communications Co., Ltd. - Class H*	32,000	25,668
Bank Pekao SA	470	22,949
Bank Rakyat Indonesia Persero Tbk PT	26,000	19,811
BS Financial Group, Inc.*	2,030	23,040
Chang Hwa Commercial Bank	36,150	20,465
China Citic Bank Corp., Ltd. - Class H	36,000	22,980
China Construction Bank Corp. - Class H*	28,000	22,423
China Development Financial Holding Corp.	67,789	20,139
China Merchants Bank Co., Ltd. - Class H	10,000	22,078
China Minsheng Banking Corp., Ltd. - Class H	24,500	22,653
Chinatrust Financial Holding Co., Ltd.	35,518	22,928

GUGGENHEIM MSCI EMERGING MARKETS EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2012

	Shares	Market Value
Chongqing Rural Commercial Bank Co., Ltd. - Class H*	44,000	$24,909
CIMB Group Holdings BHD	9,000	20,444
Credicorp Ltd.	191	21,709
DGB Financial Group, Inc.*	1,702	22,651
E.Sun Financial Holding Co., Ltd.	44,150	20,741
First Financial Holding Co., Ltd.	31,100	19,078
Grupo Financiero Banorte SAB de CV - Class O	6,173	24,661
Grupo Financiero Inbursa SA - Class O	10,602	21,871
Hana Financial Group, Inc.	600	20,510
HDFC Bank Ltd. ADR	736	22,838
Hua Nan Financial Holdings Co., Ltd.	35,400	20,100
Industrial & Commercial Bank of China - Class H	36,000	25,209
Industrial Bank of Korea	1,640	18,468
Kasikornbank PCL	5,200	22,280
KB Financial Group, Inc. ADR	601	22,778
Komercni Banka AS	124	23,721
Korea Exchange Bank*	2,800	19,716
Krung Thai Bank PCL	41,000	20,285
Malayan Banking BHD	7,600	20,487
Mega Financial Holding Co., Ltd.	31,700	21,749
Nedbank Group Ltd.	1,195	23,990
OTP Bank PLC	1,576	28,105
Powszechna Kasa Oszczednosci Bank Polski SA	2,050	22,134
Public Bank BHD	4,800	21,428
RHB Capital BHD	8,400	19,661
Shinhan Financial Group Co., Ltd. ADR	279	22,086
Siam Commercial Bank PCL	6,000	23,476
SinoPac Financial Holdings Co., Ltd.	68,010	21,262
Standard Bank Group Ltd.	1,713	23,537
State Bank of India GDR	290	24,215
Taishin Financial Holding Co., Ltd.	55,850	20,764
Taiwan Business Bank	64,600	21,222
Taiwan Cooperative Financial Holding*	42,400	26,511
Turkiye Garanti Bankasi AS	6,034	21,866
Turkiye Halk Bankasi AS	3,502	23,127
Turkiye Is Bankasi	10,001	20,943
Turkiye Vakiflar Bankasi Tao	14,007	22,849
VTB Bank OJSC GDR	4,987	23,329
Woori Finance Holdings Co., Ltd.*	2,350	23,221
Yapi ve Kredi Bankasi AS*	12,754	23,757

Total Commercial Banks		1,475,788

Communications Equipment 0.1%
ZTE Corp. - Class H	6,400	17,414

Total Communications Equipment		17,414

Computers & Peripherals 2.2%
Acer, Inc.	16,000	22,361
Asustek Computer, Inc.	4,100	32,426
Catcher Technology Co., Ltd.	4,000	24,875
Compal Electronics, Inc.	24,000	26,930
Foxconn Technology Co., Ltd.	8,250	32,345
Lenovo Group Ltd.	32,000	25,626
Lite-On Technology Corp.	20,000	25,349
Pegatron Corp.	20,000	24,199
Quanta Computer, Inc.	12,000	25,633
Simplo Technology Co., Ltd.	4,500	31,635
Wistron Corp.	16,749	25,134

Total Computers & Peripherals		296,513

Construction & Engineering 2.9%
Aveng Ltd.	4,606	20,534

	Shares	Market Value
China Communications Construction Co., Ltd. - Class H	28,000	$26,034
China Railway Construction Corp., Ltd. - Class H	36,000	23,398
China Railway Group Ltd. - Class H	68,000	24,290
China State Construction International Holdings Ltd.	32,000	25,379
Daelim Industrial Co., Ltd.	258	24,804
Daewoo Engineering & Construction Co., Ltd.*	2,630	27,743
Doosan Heavy Industries and Construction Co., Ltd.	358	21,512
Gamuda BHD	20,400	24,813
GS Engineering & Construction Corp.	262	23,253
Hyundai Development Co.	1,400	28,290
Hyundai Engineering & Construction Co., Ltd.	362	23,073
IJM Corp. BHD	10,800	20,379
Larsen & Toubro Ltd. GDR	792	21,051
Malaysia Marine and Heavy Engineering Holdings BHD	10,800	19,030
Orascom Construction Industries GDR	559	23,199
Samsung Engineering Co., Ltd.	110	21,004

Total Construction & Engineering		397,786

Construction Materials 1.8%
Anhui Conch Cement Co., Ltd. - Class H	6,000	20,272
Asia Cement Corp.	19,500	23,397
BBMG Corp. - Class H	28,000	21,340
Cemex SAB de CV ADR*	5,461	37,189
China National Building Material Co., Ltd. - Class H	16,000	19,354
China Resources Cement Holdings Ltd.	24,000	17,332
China Shanshui Cement Group Ltd.	28,000	20,582
Indocement Tunggal Prakarsa Tbk PT	12,000	22,625
Semen Gresik Persero Tbk PT	20,000	25,139
Siam Cement PCL	1,600	20,902
Taiwan Cement Corp.	20,000	24,943

Total Construction Materials		253,075

Consumer Finance 0.2%
Samsung Card Co.	560	21,635

Total Consumer Finance		21,635

Distributors 0.3%
Dah Chong Hong Holdings Ltd.	15,937	20,243
Imperial Holdings Ltd.	1,433	25,470

Total Distributors		45,713

Diversified Financial Services 1.4%
African Bank Investments Ltd.	4,913	22,993
AMMB Holdings BHD	10,800	20,769
China Everbright Ltd.	16,000	26,204
FirstRand Ltd.	8,372	24,206
Fubon Financial Holding Co., Ltd.	19,998	22,305
Haci Omer Sabanci Holding AS	6,513	24,998
Remgro Ltd.	1,437	23,437
RMB Holdings Ltd.	6,529	24,369

Total Diversified Financial Services		189,281

Diversified Telecommunication Services 2.0%
Brasil Telecom SA ADR	1,167	21,893
China Telecom Corp., Ltd. - Class H	32,000	17,992
China Unicom Hong Kong Ltd. ADR	951	17,565
Chunghwa Telecom Co., Ltd. ADR	581	18,830
KT Corp. ADR	1,235	18,389
LG Uplus Corp.	3,460	19,435
Tele Norte Leste Part ADR	2,237	21,006
Telefonica Brasil SA ADR	723	20,128

2

GUGGENHEIM MSCI EMERGING MARKETS EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2012

	Shares	Market Value
Telefonica Czech Republic AS	963	$19,224
Telekom Malaysia BHD	14,000	22,091
Telekomunikacja Polska SA	3,733	20,008
Telekomunikasi Indonesia Tbk PT ADR	597	18,298
Telkom SA Ltd.	5,648	21,363
Turk Telekomunikasyon AS	5,056	22,660

Total Diversified Telecommunication Services		278,882

Electric Utilities 1.8%
Centrais Eletricas Brasileiras SA ADR	2,215	22,714
CEZ AS	518	20,949
Cia Energetica de Minas Gerais ADR	1,207	24,430
Cia Paranaense de Energia ADR	1,053	24,103
CPFL Energia SA ADR	776	23,008
Enersis SA ADR	1,137	20,818
Federal Hydrogenerating Co. JSC ADR	5,318	20,634
Korea Electric Power Corp. ADR	1,823	22,478
PGE SA	3,196	20,288
Tauron Polska Energia SA	12,460	20,846
Tenaga Nasional BHD	11,600	22,880

Total Electric Utilities		243,148

Electrical Equipment 1.1%
Dongfang Electric Corp., Ltd. - Class H	6,400	18,900
LS Corp.	302	22,851
LS Industrial Systems Co., Ltd.	386	22,541
Shanghai Electric Group Co., Ltd. - Class H*	48,000	22,036
Teco Electric and Machinery Co., Ltd.	32,000	21,144
Walsin Lihwa Corp.	64,000	22,604
Zhuzhou CSR Times Electric Co., Ltd. - Class H	8,000	17,642

Total Electrical Equipment		147,718

Electronic Equipment, Instruments & Components 2.9%
AU Optronics Corp. ADR	4,495	23,689
Cheng Uei Precision Industry Co., Ltd.	12,149	28,661
Chimei Innolux Corp.*	48,000	22,226
Delta Electronics, Inc.	8,000	20,684
E Ink Holdings, Inc.	12,000	17,034
Everlight Electronics Co., Ltd.	12,000	22,956
Kingboard Chemical Holdings Ltd.	8,000	27,597
LG Display Co., Ltd. ADR	1,935	24,942
LG Innotek Co., Ltd.	354	28,361
Nan Ya Printed Circuit Board Corp.	8,300	19,580
Samsung Electro-Mechanics Co., Ltd.	318	26,072
Samsung SDI Co., Ltd.	179	22,229
Synnex Technology International Corp.	8,000	19,738
Tripod Technology Corp.	5,550	15,456
Unimicron Technology Corp.	20,000	26,329
Wintek Corp.	27,498	22,398
WPG Holdings Ltd.	20,350	28,440

Total Electronic Equipment, Instruments & Components		396,392

Energy Equipment & Services 0.3%
China Oilfield Services Ltd. - Class H	16,000	26,122
TMK OAO GDR	1,882	22,245

Total Energy Equipment & Services		48,367

Food & Staples Retailing 2.3%
BIM Birlesik Magazalar AS	729	22,529
Cencosud SA	3,443	19,596
China Resources Enterprise Ltd.	8,000	27,597
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	573	24,416
CP ALL PCL	12,380	23,419
E-Mart Co., Ltd.	76	18,368
Magnit OJSC GDR	963	24,740

	Shares	Market Value
Massmart Holdings Ltd.	1,028	$23,198
Pick n Pay Stores Ltd.	3,832	22,405
President Chain Store Corp.	4,000	21,496
Shoprite Holdings Ltd.	1,297	21,622
Spar Group Ltd. (The)	1,551	22,025
Sun Art Retail Group Ltd.*	13,945	16,976
Wal-Mart de Mexico SAB de CV - Series V	7,880	24,407

Total Food & Staples Retailing		312,794

Food Products 2.4%
Chaoda Modern Agriculture Holdings Ltd.	106,000	15,036
Charoen Pokphand Foods PCL	19,546	22,122
Charoen Pokphand Indonesia Tbk PT	71,500	19,883
China Agri-Industries Holdings Ltd.	28,000	22,712
China Mengniu Dairy Co., Ltd.	4,000	10,703
China Yurun Food Group Ltd.	16,000	26,452
CJ CheilJedang Corp.	76	20,838
Indofood Sukses Makmur Tbk PT	36,000	19,221
IOI Corp. BHD	12,400	22,012
Kuala Lumpur Kepong BHD	2,800	23,656
Orion Corp.	36	21,920
Standard Foods Corp.	3,984	13,533
Tiger Brands Ltd.	701	22,651
Tingyi Cayman Islands Holding Corp.	8,000	23,367
Uni-President Enterprises Corp.	16,200	23,927
Want Want China Holdings Ltd.	20,000	18,544

Total Food Products		326,577

Gas Utilities 1.0%
China Gas Holdings Ltd.	56,000	26,070
China Resources Gas Group Ltd.	15,937	22,977
ENN Energy Holdings Ltd.	8,000	24,295
Korea Gas Corp.	560	22,134
Perusahaan Gas Negara PT	60,000	22,525
Petronas Gas BHD	4,800	24,742

Total Gas Utilities		142,743

Health Care Equipment & Supplies 0.2%
Shandong Weigao Group Medical Polymer Co., Ltd. - Class H	32,000	29,464

Total Health Care Equipment & Supplies		29,464

Health Care Providers & Services 0.5%
Life Healthcare Group Holdings Ltd.	8,130	22,099
Netcare Ltd.	12,223	21,267
Sinopharm Group Co. - Class H	8,000	18,962

Total Health Care Providers & Services		62,328

Hotels, Restaurants & Leisure 0.4%
Genting BHD	6,000	21,933
Genting Malaysia BHD	16,000	21,249
Kangwon Land, Inc.	800	18,765

Total Hotels, Restaurants & Leisure		61,947

Household Durables 1.0%
Haier Electronics Group Co., Ltd.*	19,922	20,501
LG Electronics, Inc.	346	25,472
Skyworth Digital Holdings Ltd.	48,000	20,613
Steinhoff International Holdings Ltd.*	7,549	24,198
Turkiye Sise ve Cam Fabrikalari AS	12,413	25,574
Woongjin Coway Co., Ltd.	600	21,712

Total Household Durables		138,070

Household Products 0.1%
LG Household & Health Care Ltd.	45	19,148

Total Household Products		19,148

Independent Power Producers & Energy Traders 0.7%
China Longyuan Power Group Corp. - Class H	28,000	21,268

3

GUGGENHEIM MSCI EMERGING MARKETS EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2012

	Shares	Market Value
China Resources Power Holdings Co., Ltd.	8,000	$15,619
Datang International Power Generation Co., Ltd. - Class H	56,000	18,704
Empresa Nacional de Electricidad SA ADR	452	21,194
Huaneng Power International, Inc. - Class H	32,000	19,437

Total Independent Power Producers & Energy Traders		96,222

Industrial Conglomerates 2.6%
Alfa SAB de CV - Class A	1,787	23,524
Beijing Enterprises Holdings Ltd.	4,000	23,212
Bidvest Group Ltd.	1,079	23,220
Citic Pacific Ltd.	12,000	22,996
CJ Corp.	278	19,179
Doosan Corp.	160	21,792
Empresas COPEC SA	1,545	23,267
Enka Insaat ve Sanayi AS	8,617	23,687
Far Eastern New Century Corp.	16,600	20,394
KOC Holding AS	6,452	25,201
LG Corp.	398	24,943
Samsung Techwin Co., Ltd.	417	21,011
Shanghai Industrial Holdings Ltd.	8,000	25,534
Sime Darby BHD	6,800	20,431
SK Holdings Co., Ltd.	172	21,513
SM Investments Corp.	1,590	23,024

Total Industrial Conglomerates		362,928

Insurance 2.3%
Cathay Financial Holding Co., Ltd.	20,400	23,270
China Life Insurance Co., Ltd.	24,375	22,779
China Life Insurance Co., Ltd. - Class H	8,000	23,574
China Pacific Insurance Group Co., Ltd. - Class H	7,200	23,955
Dongbu Insurance Co., Ltd.	443	18,929
Hyundai Marine & Fire Insurance Co., Ltd.	670	19,682
Korea Life Insurance Co., Ltd.	3,230	22,111
Liberty Holdings Ltd.*	2,064	22,542
PICC Property & Casualty Co., Ltd. - Class H	16,000	21,087
Ping An Insurance Group Co., Ltd. - Class H	2,000	15,836
Powszechny Zaklad Ubezpieczen SA	207	21,426
Samsung Fire & Marine Insurance Co., Ltd.	100	19,362
Samsung Life Insurance Co., Ltd.	274	20,440
Sanlam Ltd.	5,701	22,061
Shin Kong Financial Holding Co., Ltd.*	72,000	21,877

Total Insurance		318,931

Internet Software & Services 0.4%
Alibaba.com Ltd.	18,000	19,406
NHN Corp.*	92	17,362
Tencent Holdings Ltd.	800	19,571

Total Internet Software & Services		56,339

IT Services 0.3%
SK C&C Co., Ltd.	168	19,516
Wipro Ltd. ADR	2,078	22,609

Total IT Services		42,125

Machinery 2.3%
China Rongsheng Heavy Industry Group Holdings Co., Ltd.	70,000	21,936
CSR Corp., Ltd. - Class H	32,000	21,087
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	830	20,577
Doosan Infracore Co., Ltd.*	1,200	20,296
Hiwin Technologies Corp.	4,150	38,362
Hyundai Heavy Industries Co., Ltd.	88	24,402
Hyundai Mipo Dockyard	223	25,013

	Shares	Market Value
Lonking Holdings Ltd.	59,000	$24,271
Samsung Heavy Industries Co., Ltd.	800	25,424
Sany Heavy Equipment International Holdings Co., Ltd.	24,000	21,077
United Tractors Tbk PT	8,000	25,228
Weichai Power Co., Ltd. - Class H	4,000	21,433
Zoomlion Heavy Industry Science and Technology Co., Ltd. - Class H	19,120	25,741

Total Machinery		314,847

Marine 1.2%
China COSCO Holdings Co., Ltd. - Class H	46,000	26,160
China Shipping Container Lines Co., Ltd. - Class H*	116,000	25,730
China Shipping Development Co., Ltd. - Class H	32,000	22,242
Evergreen Marine Corp. Taiwan Ltd.	39,499	22,094
Hyundai Merchant Marine Co., Ltd.	1,000	25,682
STX Pan Ocean Co., Ltd.	3,940	25,148
Yang Ming Marine Transport Corp.	51,400	22,584

Total Marine		169,640

Media 0.5%
BEC World PCL	16,730	23,397
Grupo Televisa SA ADR	1,026	20,233
Naspers Ltd. - Class N	466	23,409

Total Media		67,039

Metals & Mining 6.4%
African Rainbow Minerals Ltd.	967	22,853
Aluminum Corp. of China Ltd. ADR	1,696	20,640
Angang Steel Co., Ltd. - Class H	32,000	23,027
Anglo American Platinum Ltd.	310	22,020
AngloGold Ashanti Ltd. ADR	442	20,244
ArcelorMittal South Africa Ltd.	2,728	23,852
CAP SA	589	24,763
China Steel Corp.	20,250	20,053
Cia de Minas Buenaventura SA ADR	480	20,592
Cia Siderurgica Nacional SA ADR	2,516	25,839
Dongkuk Steel Mill Co., Ltd.	1,000	21,053
Eregli Demir ve Celik Fabrikalari TAS	11,772	25,848
Exxaro Resources Ltd.	947	23,434
Gerdau SA ADR	2,643	25,109
Gold Fields Ltd. ADR	1,254	20,603
Grupo Mexico SAB de CV - Series B	7,993	25,520
Harmony Gold Mining Co., Ltd. ADR	1,521	18,343
Hyundai Hysco Co., Ltd.	560	19,641
Hyundai Steel Co.	240	23,181
Impala Platinum Holdings Ltd.	999	21,992
Industrias Penoles SAB de CV	482	23,119
Jastrzebska Spolka Weglowa SA*	772	25,353
Jiangxi Copper Co., Ltd. - Class H	8,000	20,365
KGHM Polska Miedz SA	502	21,711
Korea Zinc Co., Ltd.	68	23,214
Koza Altin Isletmeleri AS	1,447	25,728
Kumba Iron Ore Ltd.	338	23,240
Mechel ADR	2,117	23,478
MMC Norilsk Nickel OJSC ADR	1,167	22,418
Northam Platinum Ltd.	5,179	22,378
Novolipetsk Steel OJSC GDR	915	22,546
POSCO ADR	247	22,665
Severstal OAO GDR	1,509	21,699
Shougang Fushan Resources Group Ltd.	56,000	22,531
Southern Copper Corp.	675	23,416
Sterlite Industries (India) Ltd. ADR	2,475	22,646
Vale SA ADR	868	21,960
Zhaojin Mining Industry Co., Ltd. - Class H	12,000	21,541

4

GUGGENHEIM MSCI EMERGING MARKETS EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2012

	Shares	Market Value
Zijin Mining Group Co., Ltd. - Class H	48,000	$21,108

Total Metals & Mining		879,723

Multiline Retail 1.4%
Far Eastern Department Stores Co., Ltd.	15,900	21,442
Golden Eagle Retail Group Ltd.	8,000	18,343
Hyundai Department Store Co., Ltd.	140	22,807
Intime Department Store Group Co., Ltd.	18,000	21,866
Lotte Shopping Co., Ltd.	64	21,849
Parkson Retail Group Ltd.	16,000	19,127
S.A.C.I. Falabella	2,400	20,659
Shinsegae Co., Ltd.	96	23,587
Woolworths Holdings Ltd.	4,196	22,596

Total Multiline Retail		192,276

Oil, Gas & Consumable Fuels 5.3%
Adaro Energy Tbk PT	91,500	18,626
Banpu PCL	1,030	19,651
Bumi Resources Tbk PT	86,000	24,394
China Coal Energy Co., Ltd. - Class H	16,000	20,097
China Petroleum & Chemical Corp. - Class H	16,000	19,436
China Shenhua Energy Co., Ltd. - Class H	4,000	17,590
CNOOC Ltd. ADR	110	22,374
Ecopetrol SA ADR	478	24,411
Formosa Petrochemical Corp.	8,000	24,957
Gazprom OAO ADR	1,819	22,010
GS Holdings	386	21,407
Indo Tambangraya Megah PT	4,000	16,329
IRPC PCL	159,590	23,635
Kunlun Energy Co., Ltd.	16,000	25,255
Lukoil OAO ADR	366	21,429
MOL Hungarian Oil and Gas PLC*	255	21,304
NovaTek OAO GDR	136	18,319
PetroChina Co., Ltd. - Class H	16,000	23,398
Petroleo Brasileiro SA ADR	780	23,829
Polski Koncern Naftowy Orlen SA*	1,729	19,670
Polskie Gornictwo Naftowe i Gazownictwo SA	15,881	19,139
PTT Exploration & Production PCL	3,940	22,551
PTT PCL	2,000	21,989
Rosneft Oil Co. GDR	2,867	21,130
S-Oil Corp.	212	23,024
Sasol Ltd. ADR	442	22,692
SK Innovation Co., Ltd.	141	21,338
Surgutneftegas OJSC ADR	2,226	20,835
Tambang Batubara Bukit Asam Tbk PT	10,000	22,414
Tatneft ADR	677	23,600
Thai Oil PCL	9,940	20,651
Tupras Turkiye Petrol Rafinerileri AS	963	22,014
Ultrapar Participacoes SA ADR	1,174	23,363
Yanzhou Coal Mining Co., Ltd. - Class H	8,000	19,189

Total Oil, Gas & Consumable Fuels		732,050

Paper & Forest Products 0.7%
Empresas CMPC SA	5,773	23,101
Fibria Celulose SA ADR	2,825	22,572
Nine Dragons Paper Holdings Ltd.	32,000	21,582
Sappi Ltd.*	7,085	23,438

Total Paper & Forest Products		90,693

Personal Products 0.3%
Amorepacific Corp.	20	17,822
Hengan International Group Co., Ltd.	2,000	17,886

Total Personal Products		35,708

Pharmaceuticals 0.6%
Aspen Pharmacare Holdings Ltd.	1,775	22,693
Celltrion, Inc.	685	22,897

	Shares	Market Value
Dr. Reddy’s Laboratories Ltd. ADR	653	$22,300
Sihuan Pharmaceutical Holdings Group Ltd.	56,000	20,293

Total Pharmaceuticals		88,183

Real Estate Investment Trusts (REITs) 0.1%
Emlak Konut Gayrimenkul Yatirim Ortakligi	17,489	20,928

Total Real Estate Investment Trusts (REITs)		20,928

Real Estate Management & Development 3.1%
Agile Property Holdings Ltd.	24,000	26,772
China Overseas Land & Investment Ltd.	16,000	29,836
China Resources Land Ltd.	16,000	28,267
Country Garden Holdings Co., Ltd.	56,000	24,048
Evergrande Real Estate Group Ltd.	52,000	24,677
Growthpoint Properties Ltd.	8,639	22,043
Guangzhou R&F Properties Co., Ltd. - Class H	25,600	25,090
Highwealth Construction Corp.	12,000	19,468
Longfor Properties Co., Ltd.	18,000	23,677
LSR Group OJSC GDR	4,988	23,778
Poly Hong Kong Investments Ltd.	48,000	23,893
Renhe Commercial Holdings Co., Ltd.	144,000	17,084
Ruentex Development Co., Ltd.	20,000	24,706
Shimao Property Holdings Ltd.	24,000	24,729
Sino-Ocean Land Holdings Ltd.	50,000	25,727
Soho China Ltd.	30,000	19,692
SP Setia BHD	15,900	20,646
UEM Land Holdings BHD*	29,100	22,193

Total Real Estate Management & Development		426,326

Semiconductors & Semiconductor Equipment 4.2%
Advanced Semiconductor Engineering, Inc.	20,872	21,939
Epistar Corp.	12,000	29,404
GCL-Poly Energy Holdings Ltd.	76,000	26,168
Hynix Semiconductor, Inc.	1,040	24,858
Inotera Memories, Inc.*	140,000	25,788
Kinsus Interconnect Technology Corp.	8,000	25,957
Macronix International	52,000	22,848
MediaTek, Inc.	4,000	38,192
Motech Industries, Inc.	11,499	24,951
MStar Semiconductor, Inc.	4,504	28,619
Novatek Microelectronics Corp.	8,000	22,739
Phison Electronics Corp.	4,000	29,337
Powertech Technology, Inc.	8,000	20,008
Radiant Opto-Electronics Corp.	7,969	30,300
Realtek Semiconductor Corp.	16,150	29,912
Richtek Technology Corp.	4,000	22,307
Samsung Electronics Co., Ltd. GDR	48	23,640
Semiconductor Manufacturing International Corp.*	390,000	20,620
Siliconware Precision Industries Co. ADR	4,463	25,216
Sino-American Silicon Products, Inc.	15,500	32,008
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,577	22,204
United Microelectronics Corp. ADR	9,459	25,634

Total Semiconductors & Semiconductor Equipment		572,649

Software 0.1%
NCSoft Corp.*	73	19,138

Total Software		19,138

Specialty Retail 1.0%
Belle International Holdings Ltd.	12,000	19,498
China ZhengTong Auto Services Holdings Ltd.*	17,929	18,728
Foschini Group Ltd.(The)	1,640	22,845
GOME Electrical Appliances Holdings Ltd.	76,000	18,131
Grupo Elektra SA de CV	223	19,568

5

GUGGENHEIM MSCI EMERGING MARKETS EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	January 31, 2012

	Shares	Market Value
Hengdeli Holdings Ltd.	48,000	$18,446
Truworths International Ltd.	2,101	21,069

Total Specialty Retail		138,285

Textiles, Apparel & Luxury Goods 0.5%
Anta Sports Products Ltd.	20,000	20,143
Indorama Ventures PCL	20,310	21,016
Ruentex Industries Ltd.	12,000	22,875

Total Textiles, Apparel & Luxury Goods		64,034

Tobacco 0.2%
Gudang Garam Tbk PT	2,000	12,681
KT&G Corp.	286	20,011

Total Tobacco		32,692

Trading Companies & Distributors 0.7%
Barloworld Ltd.	2,282	25,617
Daewoo International Corp.	840	22,545
Samsung C&T Corp.	366	22,579
SK Networks Co., Ltd.	2,200	21,542

Total Trading Companies & Distributors		92,283

Transportation Infrastructure 0.4%
China Merchants Holdings International Co., Ltd.	8,000	26,617
COSCO Pacific Ltd.	16,000	22,242

Total Transportation Infrastructure		48,859

Water Utilities 0.3%
Cia de Saneamento Basico do Estado de Sao Paulo ADR*	366	24,116
Guangdong Investment Ltd.	32,000	18,528

Total Water Utilities		42,644

Wireless Telecommunication Services 2.7%
Advanced Info Service PCL	4,410	21,533
America Movil SAB de CV ADR - Series L	856	19,868
Axiata Group BHD	12,800	19,650
China Mobile Ltd. ADR	402	20,534
DiGi.Com BHD	17,200	22,390
ENTEL Chile SA	1,035	18,970
Far EasTone Telecommunications Co., Ltd.	12,000	23,118
Mobile Telesystems OJSC ADR	1,231	20,632
MTN Group Ltd.	1,191	20,341
Orascom Telecom Holding SAE GDR*	7,821	23,932
Orascom Telecom Media*	7,821	7,070
Philippine Long Distance Telephone Co. ADR	358	22,740
Sistema JSFC GDR	1,087	21,088
SK Telecom Co., Ltd. ADR	1,282	17,961
Taiwan Mobile Co., Ltd.	8,000	24,199
Tim Participacoes SA ADR	860	24,811
Turkcell Iletisim Hizmetleri AS ADR*	1,628	20,985
Vodacom Group Ltd.	1,810	22,361

Total Wireless Telecommunication Services		372,183

Total Common Stocks (Cost $12,546,136)		11,744,990

EXCHANGE TRADED FUNDS 14.1%

iShares MSCI Brazil Index Fund	13,528	887,437
WisdomTree India Earnings Fund*	54,938	1,055,908

Total Exchange Traded Funds (Cost $2,173,467)		1,943,345

	Shares	Market Value
SHORT TERM INVESTMENTS 0.2%

SSgA Government Money Market Fund	23,413	$23,413

Total Short Term Investments (Cost $23,413)		23,413

Total Investments 99.6%(a) (Cost $14,743,016)		13,711,748

Other Assets in Excess of Liabilities – 0.4%		48,199

Net Assets – 100.0%		$13,759,947

*	Non-Income Producing Security.
(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

ADR - American Depositary Receipt

GDR - Global Depository Receipt

INVESTMENT CONCENTRATION

At January 31, 2012, the investment diversification of the Fund was as follows:

COUNTRY	% OF TOTAL INVESTMENTS
Taiwan	15.73%
United States	14.57%
South Korea	14.34%
China	8.72%
South Africa	6.24%
Cayman Islands	4.49%
Hong Kong	3.71%
Brazil	3.24%
Turkey	3.19%
Russia	2.86%
Thailand	2.73%
Malaysia	2.65%
Indonesia	2.51%
Mexico	2.37%
Chile	1.91%
Bermuda	1.63%
Poland	1.56%
Slovakia	1.41%
India	1.15%
Switzerland	1.05%
Saudi Arabia	0.84%
Morocco	0.79%
Czech	0.47%
Hungary	0.36%
Egypt	0.34%
Colombia	0.33%
Philippines	0.33%
Belize	0.33%
Peru	0.15%

Total Investments	100.00%

6

GUGGENHEIM MSCI ACWI EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2012

	Shares	Market Value
COMMON STOCKS 28.4%

Aerospace & Defense 0.6%
Boeing Co.(The)	24	$1,780
General Dynamics Corp.	24	1,660
Goodrich Corp.	12	1,497
Honeywell International, Inc.	30	1,741
L-3 Communications Holdings, Inc.	24	1,698
Lockheed Martin Corp.	20	1,646
Northrop Grumman Corp.	28	1,625
Precision Castparts Corp.	10	1,637
Raytheon Co.	33	1,584
Rockwell Collins, Inc.	28	1,621
Textron, Inc.	83	2,115
United Technologies Corp.	20	1,567

Total Aerospace & Defense		20,171

Air Freight & Logistics 0.2%
C.H. Robinson Worldwide, Inc.	24	1,652
Expeditors International of Washington, Inc.	35	1,563
FedEx Corp.	20	1,830
United Parcel Service, Inc. - Class B	22	1,664

Total Air Freight & Logistics		6,709

Airlines 0.2%
Delta Air Lines, Inc.*	203	2,142
Southwest Airlines Co.	193	1,849
United Continental Holdings, Inc.*	90	2,079

Total Airlines		6,070

Auto Components 0.3%
Autoliv, Inc.	30	1,893
BorgWarner, Inc.*	24	1,791
Goodyear Tire & Rubber Co.(The)*	120	1,560
Johnson Controls, Inc.	53	1,684
Magna International, Inc.	43	1,778
TRW Automotive Holdings Corp.*	49	1,838

Total Auto Components		10,544

Automobiles 0.2%
Ford Motor Co.	148	1,838
General Motors Co.*	71	1,705
Harley-Davidson, Inc.	41	1,812

Total Automobiles		5,355

Beverages 0.4%
Beam, Inc.	30	1,569
Brown-Forman Corp. - Class B	20	1,624
Coca-Cola Co.(The)	22	1,486
Coca-Cola Enterprises, Inc.	59	1,581
Constellation Brands, Inc. - Class A*	81	1,693
Dr Pepper Snapple Group, Inc.	41	1,592
Molson Coors Brewing Co. - Class B	37	1,587
Monster Beverage Corp.*	18	1,881
PepsiCo, Inc.	24	1,576

Total Beverages		14,589

Biotechnology 0.3%
Alexion Pharmaceuticals, Inc.*	22	1,689
Amgen, Inc.	26	1,766
Biogen Idec, Inc.*	14	1,651
Celgene Corp.*	24	1,745
Gilead Sciences, Inc.*	37	1,807
Vertex Pharmaceuticals, Inc.*	53	1,958

Total Biotechnology		10,616

	Shares	Market Value
Building Products 0.1%
Masco Corp.	171	$2,064

Total Building Products		2,064

Capital Markets 0.7%
Ameriprise Financial, Inc.	35	1,874
Bank of New York Mellon Corp.(The)	81	1,631
BlackRock, Inc.	10	1,820
Charles Schwab Corp.(The)	134	1,561
Eaton Vance Corp.	67	1,721
Franklin Resources, Inc.	16	1,698
Goldman Sachs Group, Inc.(The)	16	1,783
Invesco Ltd.	81	1,828
Legg Mason, Inc.	61	1,554
Morgan Stanley	108	2,014
Northern Trust Corp.	41	1,690
SEI Investments Co.	94	1,727
State Street Corp.	39	1,528
T. Rowe Price Group, Inc.	30	1,735
TD Ameritrade Holding Corp.	94	1,514

Total Capital Markets		25,678

Chemicals 0.9%
Agrium, Inc.	22	1,766
Air Products & Chemicals, Inc.	20	1,761
Airgas, Inc.	22	1,736
Celanese Corp. - Series A	35	1,705
CF Industries Holdings, Inc.	10	1,774
Dow Chemical Co.(The)	59	1,977
Du Pont (E.I.) de Nemours & Co.	33	1,679
Eastman Chemical Co.	41	2,063
Ecolab, Inc.	28	1,692
FMC Corp.	20	1,854
International Flavors & Fragrances, Inc.	28	1,563
LyondellBasell Industries NV - Class A	51	2,198
Monsanto Co.	22	1,805
Mosaic Co.(The)	30	1,679
PPG Industries, Inc.	18	1,612
Praxair, Inc.	16	1,699
Sherwin-Williams Co.(The)	18	1,756
Sigma-Aldrich Corp.	24	1,633

Total Chemicals		31,952

Commercial Banks 0.8%
Bank of Montreal	28	1,627
Bank of Nova Scotia	31	1,591
BB&T Corp.	69	1,876
Canadian Imperial Bank of Commerce	22	1,674
CIT Group, Inc.*	47	1,793
Comerica, Inc.	63	1,743
Fifth Third Bancorp	132	1,717
KeyCorp	216	1,678
M&T Bank Corp.	22	1,754
PNC Financial Services Group, Inc.	30	1,768
Regions Financial Corp.	388	2,025
Royal Bank of Canada	35	1,833
SunTrust Banks, Inc.	87	1,790
Toronto-Dominion Bank(The)	22	1,697
US Bancorp	59	1,665
Wells Fargo & Co.	61	1,782

Total Commercial Banks		28,013

Commercial Services & Supplies 0.4%
Avery Dennison Corp.	59	1,602
Cintas Corp.	53	1,964
Iron Mountain, Inc.	51	1,572
Pitney Bowes, Inc.	83	1,575

GUGGENHEIM MSCI ACWI EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2012

	Shares	Market Value
R.R. Donnelley & Sons Co.	106	$1,204
Republic Services, Inc.	55	1,610
Ritchie Bros Auctioneers, Inc.	75	1,766
Stericycle, Inc.*	18	1,512
Waste Management, Inc.	47	1,634

Total Commercial Services & Supplies		14,439

Communications Equipment 0.3%
Cisco Systems, Inc.	83	1,629
F5 Networks, Inc.*	14	1,677
Harris Corp.	43	1,763
Juniper Networks, Inc.*	71	1,486
Motorola Mobility Holdings, Inc.*	37	1,429
Motorola Solutions, Inc.	33	1,532
QUALCOMM, Inc.	28	1,647

Total Communications Equipment		11,163

Computers & Peripherals 0.4%
Apple, Inc.*	4	1,826
Dell, Inc.*	102	1,758
EMC Corp.*	65	1,674
Hewlett-Packard Co.	57	1,595
NetApp, Inc.*	41	1,547
SanDisk Corp.*	31	1,422
Seagate Technology PLC	94	1,987
Western Digital Corp.*	57	2,072

Total Computers & Peripherals		13,881

Construction & Engineering 0.2%
Fluor Corp.	30	1,687
Jacobs Engineering Group, Inc.*	37	1,656
KBR, Inc.	57	1,832
Quanta Services, Inc.*	77	1,663
URS Corp.*	43	1,770

Total Construction & Engineering		8,608

Construction Materials 0.1%
Martin Marietta Materials, Inc.	20	1,650
Vulcan Materials Co.	49	2,149

Total Construction Materials		3,799

Consumer Finance 0.2%
American Express Co.	31	1,554
Capital One Financial Corp.	35	1,601
Discover Financial Services	63	1,713
SLM Corp.	120	1,794

Total Consumer Finance		6,662

Containers & Packaging 0.2%
Ball Corp.	43	1,688
Crown Holdings, Inc.*	47	1,696
Owens-Illinois, Inc.*	83	1,996
Rock-Tenn Co. - Class A	28	1,732
Sealed Air Corp.	89	1,774

Total Containers & Packaging		8,886

Distributors 0.1%
Genuine Parts Co.	28	1,786

Total Distributors		1,786

Diversified Consumer Services 0.1%
Apollo Group, Inc. - Class A*	31	1,625
DeVry, Inc.	43	1,623
H&R Block, Inc.	100	1,636

Total Diversified Consumer Services		4,884

Diversified Financial Services 0.4%
Bank of America Corp.	277	1,975
Citigroup, Inc.	61	1,874
CME Group, Inc. - Class A	6	1,437
IntercontinentalExchange, Inc.*	12	1,374

	Shares	Market Value
JPMorgan Chase & Co.	51	$1,902
Leucadia National Corp.	71	1,971
Moody’s Corp.	45	1,675
Nasdaq OMX Group, Inc. (The)*	59	1,462
NYSE Euronext	55	1,461

Total Diversified Financial Services		15,131

Diversified Telecommunication Services 0.3%
AT&T, Inc.	53	1,559
BCE, Inc.	39	1,591
CenturyLink, Inc.	41	1,518
Frontier Communications Corp.	267	1,143
Level 3 Communications, Inc.*	75	1,391
TELUS Corp.	30	1,609
Verizon Communications, Inc.	41	1,544
Windstream Corp.	130	1,569

Total Diversified Telecommunication Services		11,924

Electric Utilities 0.5%
American Electric Power Co., Inc.	39	1,543
Duke Energy Corp.	73	1,556
Edison International	37	1,519
Entergy Corp.	22	1,526
Exelon Corp.	33	1,313
FirstEnergy Corp.	33	1,393
NextEra Energy, Inc.	28	1,676
Northeast Utilities	43	1,494
Pepco Holdings, Inc.	77	1,514
Pinnacle West Capital Corp.	31	1,465
PPL Corp.	51	1,417
Progress Energy, Inc.	28	1,521
Southern Co.	33	1,503

Total Electric Utilities		19,440

Electrical Equipment 0.2%
AMETEK, Inc.	37	1,739
Cooper Industries PLC	28	1,655
Emerson Electric Co.	31	1,593
Rockwell Automation, Inc.	22	1,713
Roper Industries, Inc.	18	1,681

Total Electrical Equipment		8,381

Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. - Class A	35	1,905
Arrow Electronics, Inc.*	43	1,775
Avnet, Inc.*	53	1,848
Corning, Inc.	104	1,339
Dolby Laboratories, Inc. - Class A*	47	1,709
Flextronics International Ltd.*	264	1,814
FLIR Systems, Inc.	59	1,519
TE Connectivity Ltd.	47	1,603

Total Electronic Equipment, Instruments & Components		13,512

Energy Equipment & Services 0.6%
Baker Hughes, Inc.	30	1,474
Cameron International Corp.*	31	1,649
Diamond Offshore Drilling, Inc.	26	1,620
FMC Technologies, Inc.*	31	1,584
Halliburton Co.	45	1,655
Helmerich & Payne, Inc.	28	1,728
IHS, Inc. - Class A*	18	1,611
Nabors Industries Ltd.*	90	1,676
National-Oilwell Varco, Inc.	22	1,628
Noble Corp.*	45	1,568
Precision Drilling Corp.*	145	1,482
Rowan Cos., Inc.*	45	1,530
Schlumberger Ltd.	22	1,654

2

GUGGENHEIM MSCI ACWI EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2012

	Shares	Market Value
Weatherford International Ltd.*	110	$1,841

Total Energy Equipment & Services		22,700

Food & Staples Retailing 0.4%
Costco Wholesale Corp.	18	1,481
CVS Caremark Corp.	39	1,628
Kroger Co.(The)	65	1,544
Safeway, Inc.	77	1,693
Sysco Corp.	53	1,596
Wal-Mart Stores, Inc.	26	1,595
Walgreen Co.	45	1,501
Whole Foods Market, Inc.	24	1,777

Total Food & Staples Retailing		12,815

Food Products 0.7%
Archer-Daniels-Midland Co.	51	1,460
Bunge Ltd.	24	1,374
Campbell Soup Co.	45	1,427
ConAgra Foods, Inc.	61	1,627
General Mills, Inc.	37	1,474
Green Mountain Coffee Roasters, Inc.*	30	1,600
H.J. Heinz Co.	30	1,555
Hershey Co.(The)	26	1,588
Hormel Foods Corp.	51	1,468
J.M. Smucker Co.(The)	20	1,576
Kellogg Co.	30	1,486
Kraft Foods, Inc. - Class A	41	1,570
McCormick & Co., Inc.	30	1,516
Mead Johnson Nutrition Co.	20	1,482
Ralcorp Holdings, Inc.	18	1,574
Sara Lee Corp.	81	1,551
Tyson Foods, Inc. - Class A	75	1,398

Total Food Products		25,726

Gas Utilities 0.0%(a)
Oneok, Inc.	18	1,497

Total Gas Utilities		1,497

Health Care Equipment & Supplies 0.7%
Baxter International, Inc.	30	1,664
Becton, Dickinson & Co.	20	1,568
Boston Scientific Corp.*	272	1,621
C.R. Bard, Inc.	18	1,665
CareFusion Corp.*	63	1,509
Covidien PLC	33	1,700
DENTSPLY International, Inc.	43	1,623
Edwards Lifesciences Corp.*	24	1,984
Hologic, Inc.*	90	1,835
Intuitive Surgical, Inc.*	4	1,840
Medtronic, Inc.	43	1,659
St Jude Medical, Inc.	41	1,710
Stryker Corp.	31	1,718
Varian Medical Systems, Inc.*	26	1,713
Zimmer Holdings, Inc.*	30	1,822

Total Health Care Equipment & Supplies		25,631

Health Care Providers & Services 0.8%
Aetna, Inc.	37	1,617
AmerisourceBergen Corp.	39	1,520
Cardinal Health, Inc.	35	1,506
CIGNA Corp.	35	1,569
Coventry Health Care, Inc.*	49	1,474
DaVita, Inc.*	20	1,636
Express Scripts, Inc.*	33	1,688
HCA Holdings, Inc.*	61	1,491
Henry Schein, Inc.*	24	1,701
Humana, Inc.	18	1,602
Laboratory Corp. of America Holdings*	18	1,645
McKesson Corp.	20	1,634

	Shares	Market Value
Medco Health Solutions, Inc.*	28	$1,737
Omnicare, Inc.	49	1,609
Patterson Cos., Inc.	51	1,643
Quest Diagnostics, Inc.	26	1,510
UnitedHealth Group, Inc.	33	1,709
WellPoint, Inc.	22	1,415

Total Health Care Providers & Services		28,706

Health Care Technology 0.0%(b)
Cerner Corp.*	26	1,583

Total Health Care Technology		1,583

Hotels, Restaurants & Leisure 0.6%
Carnival Corp.	47	1,419
Chipotle Mexican Grill, Inc.*	4	1,469
Darden Restaurants, Inc.	31	1,422
International Game Technology	89	1,418
Las Vegas Sands Corp.*	33	1,621
Marriott International, Inc. - Class A	51	1,757
McDonald’s Corp.	16	1,585
MGM Resorts International*	155	2,023
Royal Caribbean Cruises Ltd.	63	1,712
Starbucks Corp.	35	1,678
Starwood Hotels & Resorts Worldwide, Inc.	33	1,790
Tim Hortons, Inc.	30	1,461
Wynn Resorts Ltd.	14	1,613
Yum! Brands, Inc.	28	1,773

Total Hotels, Restaurants & Leisure		22,741

Household Durables 0.3%
DR Horton, Inc.	132	1,837
Garmin Ltd.	41	1,710
Leggett & Platt, Inc.	71	1,524
Mohawk Industries, Inc.*	30	1,835
Newell Rubbermaid, Inc.	100	1,847
Toll Brothers, Inc.*	77	1,679
Whirlpool Corp.	31	1,684

Total Household Durables		12,116

Household Products 0.3%
Church & Dwight Co., Inc.	33	1,497
Clorox Co.(The)	22	1,510
Colgate-Palmolive Co.	16	1,452
Energizer Holdings, Inc.*	22	1,697
Kimberly-Clark Corp.	22	1,574
Procter & Gamble Co.(The)	24	1,513

Total Household Products		9,243

Independent Power Producers & Energy Traders 0.2%
AES Corp.(The)*	130	1,659
Calpine Corp.*	100	1,460
Constellation Energy Group, Inc.	37	1,348
NRG Energy, Inc.*	77	1,299

Total Independent Power Producers & Energy Traders		5,766

Industrial Conglomerates 0.2%
3M Co.	20	1,734
Danaher Corp.	31	1,628
General Electric Co.	98	1,834
Tyco International Ltd.	33	1,681

Total Industrial Conglomerates		6,877

Insurance 1.4%
ACE Ltd.	22	1,531
AFLAC, Inc.	37	1,785
Allstate Corp.(The)	59	1,702
American International Group, Inc.*	71	1,783
Aon Corp.	33	1,598
Arch Capital Group Ltd.*	39	1,406

3

GUGGENHEIM MSCI ACWI EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2012

	Shares	Market Value
Assurant, Inc.	39	$1,544
Axis Capital Holdings Ltd.	47	1,447
Berkshire Hathaway, Inc. - Class B*	20	1,567
Chubb Corp.(The)	22	1,483
Cincinnati Financial Corp.	53	1,732
Everest Re Group Ltd.	18	1,537
Fidelity National Financial, Inc. - Class A	96	1,746
Genworth Financial, Inc. - Class A*	267	2,059
Hartford Financial Services Group, Inc.	92	1,612
Lincoln National Corp.	83	1,788
Loews Corp.	39	1,455
Manulife Financial Corp.	140	1,641
Marsh & McLennan Cos., Inc.	51	1,611
MetLife, Inc.	51	1,802
PartnerRe Ltd.	22	1,439
Principal Financial Group, Inc.	67	1,830
Progressive Corp.(The)	83	1,683
Prudential Financial, Inc.	31	1,774
RenaissanceRe Holdings Ltd.	20	1,462
Sun Life Financial, Inc.	83	1,662
Torchmark Corp.	35	1,599
Travelers Cos., Inc.(The)	28	1,632
Unum Group	69	1,575
W.R. Berkley Corp.	43	1,474
Willis Group Holdings PLC	41	1,594
XL Group PLC	77	1,561

Total Insurance		52,114

Internet & Catalog Retail 0.2%
Amazon.com, Inc.*	8	1,556
Expedia, Inc.	27	874
Liberty Interactive Corp. - Series A*	94	1,609
Netflix, Inc.*	22	2,644
priceline.com, Inc.*	4	2,118

Total Internet & Catalog Retail		8,801

Internet Software & Services 0.3%
Akamai Technologies, Inc.*	55	1,774
eBay, Inc.*	51	1,612
Google, Inc. - Class A*	2	1,160
Open Text Corp.*	28	1,419
VeriSign, Inc.	45	1,668
Yahoo!, Inc.*	94	1,454

Total Internet Software & Services		9,087

IT Services 0.7%
Accenture PLC - Class A	28	1,606
Alliance Data Systems Corp.*	16	1,773
Automatic Data Processing, Inc.	30	1,643
Cognizant Technology Solutions Corp. - Class A*	24	1,722
Computer Sciences Corp.	63	1,627
Fidelity National Information Services, Inc.	63	1,799
Fiserv, Inc.*	28	1,761
International Business Machines Corp.	8	1,541
Mastercard, Inc. - Class A	4	1,422
Paychex, Inc.	53	1,670
SAIC, Inc.*	126	1,620
Teradata Corp.*	30	1,607
Total System Services, Inc.	77	1,651
Visa, Inc. - Class A	16	1,610
Western Union Co.(The)	89	1,700

Total IT Services		24,752

Leisure Equipment & Products 0.1%
Hasbro, Inc.	41	1,431
Mattel, Inc.	53	1,643

Total Leisure Equipment & Products		3,074

	Shares	Market Value
Life Sciences Tools & Services 0.3%
Agilent Technologies, Inc.*	43	$1,826
Covance, Inc.*	33	1,446
Illumina, Inc.*	53	2,743
Life Technologies Corp.*	39	1,889
Thermo Fisher Scientific, Inc.*	31	1,640
Waters Corp.*	20	1,731

Total Life Sciences Tools & Services		11,275

Machinery 0.8%
AGCO Corp.*	35	1,783
Caterpillar, Inc.	16	1,746
Cummins, Inc.	18	1,872
Deere & Co.	20	1,723
Dover Corp.	30	1,902
Eaton Corp.	35	1,716
Flowserve Corp.	16	1,763
Illinois Tool Works, Inc.	33	1,750
Ingersoll-Rand PLC	49	1,712
Joy Global, Inc.	18	1,633
PACCAR, Inc.	39	1,724
Pall Corp.	30	1,790
Parker Hannifin Corp.	20	1,614
Pentair, Inc.	41	1,510
SPX Corp.	26	1,810
Stanley Black & Decker, Inc.	24	1,684
Xylem, Inc.	62	1,606

Total Machinery		29,338

Media 0.9%
Cablevision Systems Corp. - Class A	100	1,455
CBS Corp. - Class B	61	1,737
Comcast Corp. - Class A	69	1,835
DIRECTV - Class A*	31	1,395
Discovery Communications, Inc. - Class A*	37	1,587
DISH Network Corp. - Class A	61	1,703
Interpublic Group of Cos., Inc.(The)	171	1,766
Liberty Global, Inc. - Class A*	37	1,698
Liberty Media Corp. - Liberty Capital - Series A*	20	1,648
McGraw-Hill Cos., Inc.(The)	35	1,610
News Corp. - Class B	89	1,733
Omnicom Group, Inc.	35	1,596
Scripps Networks Interactive, Inc. - Class A	37	1,604
Sirius XM Radio, Inc.*	824	1,722
Time Warner Cable, Inc.	26	1,917
Time Warner, Inc.	45	1,668
Viacom, Inc. - Class B	35	1,646
Virgin Media, Inc.	65	1,550
Walt Disney Co.(The)	43	1,673
Washington Post Co.(The) - Class B	4	1,515

Total Media		33,058

Metals & Mining 0.9%
Agnico-Eagle Mines Ltd.	35	1,309
Alcoa, Inc.	160	1,626
Allegheny Technologies, Inc.	33	1,498
Barrick Gold Corp.	30	1,478
Cliffs Natural Resources, Inc.	24	1,734
Eldorado Gold Corp.	89	1,345
Freeport-McMoRan Copper & Gold, Inc.	43	1,987
Goldcorp, Inc.	30	1,452
IAMGOLD Corp.	79	1,322
Ivanhoe Mines Ltd.*	79	1,275
Kinross Gold Corp.	112	1,264
New Gold, Inc.*	150	1,757
Newmont Mining Corp.	22	1,353

4

GUGGENHEIM MSCI ACWI EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2012

	Shares	Market Value
Nucor Corp.	41	$1,824
Pan American Silver Corp.	61	1,396
Silver Wheaton Corp.	47	1,674
Teck Resources Ltd. - Class B	45	1,904
United States Steel Corp.	65	1,962
Walter Energy, Inc.	24	1,659
Yamana Gold, Inc.	98	1,692

Total Metals & Mining		31,511

Multi-Utilities 0.7%
Alliant Energy Corp.	35	1,484
Ameren Corp.	45	1,424
CenterPoint Energy, Inc.	77	1,422
Consolidated Edison, Inc.	26	1,533
Dominion Resources, Inc.	30	1,501
DTE Energy Co.	30	1,596
Integrys Energy Group, Inc.	30	1,557
MDU Resources Group, Inc.	73	1,561
NiSource, Inc.	67	1,523
NSTAR	33	1,483
PG&E Corp.	39	1,586
Public Service Enterprise Group, Inc.	45	1,365
SCANA Corp.	35	1,569
Sempra Energy	28	1,593
Wisconsin Energy Corp.	45	1,530
Xcel Energy, Inc.	57	1,516

Total Multi-Utilities		24,243

Multiline Retail 0.4%
Dollar General Corp.*	37	1,576
Dollar Tree, Inc.*	20	1,696
Family Dollar Stores, Inc.	26	1,451
J.C. Penney Co., Inc.	49	2,036
Kohl’s Corp.	28	1,288
Macy’s, Inc.	49	1,651
Nordstrom, Inc.	33	1,629
Sears Holdings Corp.*	26	1,096
Target Corp.	28	1,423

Total Multiline Retail		13,846

Office Electronics 0.0%(a)
Xerox Corp.	191	1,480

Total Office Electronics		1,480

Oil, Gas & Consumable Fuels 2.2%
Alpha Natural Resources, Inc.*	76	1,529
Anadarko Petroleum Corp.	20	1,614
Apache Corp.	16	1,582
Arch Coal, Inc.	105	1,515
Cabot Oil & Gas Corp.	40	1,276
Cameco Corp.	87	2,025
Canadian Natural Resources Ltd.	43	1,703
Cenovus Energy, Inc.	49	1,786
Chesapeake Energy Corp.	65	1,374
Chevron Corp.	16	1,649
Cimarex Energy Co.	24	1,401
Concho Resources, Inc.*	16	1,707
ConocoPhillips	22	1,501
Consol Energy, Inc.	41	1,465
Continental Resources, Inc.*	24	1,936
Denbury Resources, Inc.*	100	1,886
Devon Energy Corp.	26	1,659
El Paso Corp.	57	1,532
Enbridge, Inc.	43	1,615
Encana Corp.	81	1,550
Energen Corp.	31	1,493
EOG Resources, Inc.	16	1,698
EQT Corp.	26	1,314

	Shares	Market Value
Exxon Mobil Corp.	20	$1,675
Hess Corp.	26	1,464
HollyFrontier Corp.	67	1,966
Kinder Morgan Management LLC*	22	1,718
Kinder Morgan, Inc.	49	1,591
Marathon Oil Corp.	59	1,852
Marathon Petroleum Corp.	45	1,720
Murphy Oil Corp.	30	1,788
Newfield Exploration Co.*	37	1,399
Nexen, Inc.	99	1,774
Noble Energy, Inc.	16	1,611
Occidental Petroleum Corp.	16	1,596
Peabody Energy Corp.	43	1,466
Pioneer Natural Resources Co.	18	1,787
Plains Exploration & Production Co.*	45	1,697
QEP Resources, Inc.	49	1,403
Range Resources Corp.	22	1,265
Southwestern Energy Co.*	41	1,277
Spectra Energy Corp.	51	1,606
Suncor Energy, Inc.	53	1,829
Sunoco, Inc.	39	1,496
Talisman Energy, Inc.	120	1,430
TransCanada Corp.	37	1,519
Ultra Petroleum Corp.*	45	1,081
Valero Energy Corp.	71	1,703
Whiting Petroleum Corp.*	35	1,753
Williams Cos., Inc.(The)	49	1,412

Total Oil, Gas & Consumable Fuels		79,688

Paper & Forest Products 0.1%
International Paper Co.	55	1,713
MeadWestvaco Corp.	53	1,560

Total Paper & Forest Products		3,273

Personal Products 0.1%
Avon Products, Inc.	90	1,599
Estee Lauder Cos., Inc.(The) - Class A	28	1,622
Herbalife Ltd.	27	1,563

Total Personal Products		4,784

Pharmaceuticals 0.6%
Abbott Laboratories	28	1,516
Allergan, Inc.	18	1,582
Bristol-Myers Squibb Co.	47	1,515
Eli Lilly & Co.	41	1,629
Forest Laboratories, Inc.*	51	1,621
Hospira, Inc.*	47	1,620
Johnson & Johnson	24	1,582
Merck & Co., Inc.	43	1,645
Mylan, Inc.*	83	1,722
Perrigo Co.	16	1,530
Pfizer, Inc.	79	1,691
Valeant Pharmaceuticals International, Inc.	35	1,697
Warner Chilcott PLC - Class A	100	1,687
Watson Pharmaceuticals, Inc.*	24	1,407

Total Pharmaceuticals		22,444

Professional Services 0.3%
Dun & Bradstreet Corp.(The)	22	1,822
Equifax, Inc.	43	1,675
Manpower, Inc.	43	1,725
Nielsen Holdings NV*	51	1,478
Robert Half International, Inc.	61	1,689
Verisk Analytics, Inc. - Class A*	39	1,563

Total Professional Services		9,952

Real Estate Investment Trusts (REITs) 1.1%
American Tower Corp.	26	1,651
Annaly Capital Management, Inc.	90	1,516

5

GUGGENHEIM MSCI ACWI EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2012

	Shares	Market Value
AvalonBay Communities, Inc.	12	$1,632
Boston Properties, Inc.	16	1,665
Digital Realty Trust, Inc.	23	1,630
Duke Realty Corp.	138	1,848
Equity Residential	28	1,667
Federal Realty Investment Trust	18	1,700
General Growth Properties, Inc.	110	1,736
HCP, Inc.	39	1,639
Health Care REIT, Inc.	30	1,716
Host Hotels & Resorts, Inc.	112	1,839
Kimco Realty Corp.	98	1,789
Liberty Property Trust	51	1,698
Macerich Co.(The)	31	1,683
Plum Creek Timber Co., Inc.	41	1,590
ProLogis, Inc.	57	1,808
Public Storage	12	1,666
Rayonier, Inc.	37	1,692
Regency Centers Corp.	41	1,694
Simon Property Group, Inc.	12	1,630
Ventas, Inc.	30	1,749
Vornado Realty Trust	20	1,618
Weyerhaeuser Co.	92	1,842

Total Real Estate Investment Trusts (REITs)		40,698

Real Estate Management & Development 0.1%
Brookfield Asset Management, Inc. - Class A	55	1,676
CBRE Group, Inc.*	98	1,891

Total Real Estate Management & Development		3,567

Road & Rail 0.4%
Canadian National Railway Co.	20	1,508
Canadian Pacific Railway Ltd.	26	1,854
CSX Corp.	73	1,646
Hertz Global Holdings, Inc.*	144	1,959
JB Hunt Transport Services, Inc.	33	1,685
Kansas City Southern*	23	1,579
Norfolk Southern Corp.	20	1,444
Union Pacific Corp.	16	1,829

Total Road & Rail		13,504

Semiconductors & Semiconductor Equipment 1.0%
Advanced Micro Devices, Inc.*	288	1,933
Altera Corp.	41	1,631
Analog Devices, Inc.	45	1,761
Applied Materials, Inc.	142	1,744
Avago Technologies Ltd.	51	1,731
Broadcom Corp. - Class A*	49	1,683
Cree, Inc.*	61	1,551
First Solar, Inc.*	35	1,480
Intel Corp.	63	1,664
KLA-Tencor Corp.	33	1,687
Lam Research Corp.*	39	1,661
Linear Technology Corp.	51	1,699
LSI Corp.*	282	2,135
Marvell Technology Group Ltd.*	110	1,708
Maxim Integrated Products, Inc.	61	1,637
Microchip Technology, Inc.	45	1,661
Micron Technology, Inc.*	262	1,989
NVIDIA Corp.*	102	1,507
Texas Instruments, Inc.	51	1,651
Xilinx, Inc.	47	1,685

Total Semiconductors & Semiconductor Equipment		34,198

Software 0.7%
Activision Blizzard, Inc.	122	1,506
Adobe Systems, Inc.*	55	1,702
Autodesk, Inc.*	49	1,764

	Shares	Market Value
BMC Software, Inc.*	43	$1,558
CA, Inc.	73	1,882
Citrix Systems, Inc.*	22	1,435
Electronic Arts, Inc.*	69	1,281
Intuit, Inc.	30	1,693
Microsoft Corp.	59	1,742
Nuance Communications, Inc.*	65	1,854
Oracle Corp.	49	1,382
Red Hat, Inc.*	31	1,437
Salesforce.com, Inc.*	14	1,635
Symantec Corp.*	94	1,616
Synopsys, Inc.*	53	1,547
VMware, Inc. - Class A*	16	1,460

Total Software		25,494

Specialty Retail 0.8%
Abercrombie & Fitch Co. - Class A	31	1,424
Advance Auto Parts, Inc.	22	1,686
AutoZone, Inc.*	4	1,392
Bed Bath & Beyond, Inc.*	26	1,578
Best Buy Co., Inc.	57	1,365
CarMax, Inc.*	53	1,613
GameStop Corp. - Class A*	67	1,565
Gap, Inc.(The)	83	1,575
Home Depot, Inc.	39	1,731
Limited Brands, Inc.	37	1,549
Lowe’s Cos., Inc.	63	1,690
O’Reilly Automotive, Inc.*	20	1,630
PetSmart, Inc.	31	1,650
Ross Stores, Inc.	36	1,830
Staples, Inc.	106	1,551
Tiffany & Co.	22	1,404
TJX Cos., Inc.	24	1,635
Urban Outfitters, Inc.*	57	1,510

Total Specialty Retail		28,378

Textiles, Apparel & Luxury Goods 0.3%
Coach, Inc.	26	1,821
Fossil, Inc.*	18	1,711
Gildan Activewear, Inc.	65	1,413
Lululemon Athletica, Inc.*	31	1,957
NIKE, Inc. - Class B	16	1,664
Ralph Lauren Corp.	10	1,520
V.F. Corp.	12	1,578

Total Textiles, Apparel & Luxury Goods		11,664

Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc.	280	1,885
New York Community Bancorp, Inc.	126	1,599
People’s United Financial, Inc.	122	1,504

Total Thrifts & Mortgage Finance		4,988

Tobacco 0.2%
Altria Group, Inc.	53	1,505
Lorillard, Inc.	14	1,504
Philip Morris International, Inc.	20	1,495
Reynolds American, Inc.	35	1,373

Total Tobacco		5,877

Trading Companies & Distributors 0.1%
Fastenal Co.	37	1,727
W.W. Grainger, Inc.	8	1,526

Total Trading Companies & Distributors		3,253

Water Utilities 0.0%(a)
American Water Works Co., Inc.	49	1,653

Total Water Utilities		1,653

6

GUGGENHEIM MSCI ACWI EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	January 31, 2012

	Shares	Market Value
Wireless Telecommunication Services 0.3%
Crown Castle International Corp.*	37	$1,794
MetroPCS Communications, Inc.*	192	1,697
NII Holdings, Inc.*	66	1,327
Rogers Communications, Inc. - Class B	41	1,577
SBA Communications Corp. - Class A*	39	1,783
Sprint Nextel Corp.*	602	1,276

Total Wireless Telecommunication Services		9,454

Total Common Stocks (Cost $1,014,173)		1,025,106

EXCHANGE TRADED FUNDS 71.3%

Guggenheim MSCI EAFE Equal Weight ETF†	36,280	1,319,866
Guggenheim MSCI Emerging Markets Equal Weight ETF†	35,431	1,248,589

Total Exchange Traded Funds (Cost $2,734,296)		2,568,455

SHORT TERM INVESTMENTS 0.3%

SSgA Government Money Market Fund	10,400	10,400

Total Short Term Investments (Cost $10,400)		10,400

Total Investments 100.0%(b) (Cost $3,758,869)		3,603,961

Other Assets in Excess of Liabilities – 0.0%(a)		255

Net Assets – 100.0%		$3,604,216

*	Non-Income Producing Security.
†	Investment in an affiliated issuer.
(a)	Amount represents less than 0.05% of net assets.
(b)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G) Amount represents less than 0.05% of net assets.

INVESTMENT CONCENTRATION

At January 31, 2012, the investment diversification of the Fund was as follows:

COUNTRY	% OF TOTAL INVESTMENTS
International	71.26%
United States	25.37%
Canada	1.95%
Bermuda	0.39%
Ireland	0.37%
Switzerland	0.28%
Netherlands	0.10%
Singapore	0.10%
Liberia	0.05%
Neth. Antilles	0.05%
Cayman Islands	0.04%
Panama	0.04%

Total Investments	100.00%

7

GUGGENHEIM S&P 500 EQUAL WEIGHT CONSUMER DISCRETIONARY ETF SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2012

	Shares	Market Value
COMMON STOCKS 99.8%

Auto Components 3.7%
BorgWarner, Inc.*	9,126	$681,073
Goodyear Tire & Rubber Co.(The)*	41,857	544,141
Johnson Controls, Inc.	19,722	626,568

Total Auto Components		1,851,782

Automobiles 2.7%
Ford Motor Co.	55,634	690,974
Harley-Davidson, Inc.	15,460	683,178

Total Automobiles		1,374,152

Distributors 1.3%
Genuine Parts Co.	9,863	629,062

Total Distributors		629,062

Diversified Consumer Services 3.7%
Apollo Group, Inc. - Class A*	11,466	600,933
DeVry, Inc.	16,910	638,522
H&R Block, Inc.	37,471	613,025

Total Diversified Consumer Services		1,852,480

Hotels, Restaurants & Leisure 13.7%
Carnival Corp.	17,029	514,276
Chipotle Mexican Grill, Inc.*	1,799	660,755
Darden Restaurants, Inc.	13,274	608,878
International Game Technology	36,205	576,746
Marriott International, Inc. - Class A	20,045	690,550
McDonald’s Corp.	5,874	581,820
Starbucks Corp.	13,125	629,081
Starwood Hotels & Resorts Worldwide, Inc.	12,544	680,386
Wyndham Worldwide Corp.	16,434	653,416
Wynn Resorts Ltd.	5,394	621,551
Yum! Brands, Inc.	9,920	628,233

Total Hotels, Restaurants & Leisure		6,845,692

Household Durables 9.3%
DR Horton, Inc.	47,588	662,425
Harman International Industries, Inc.	16,199	683,598
Leggett & Platt, Inc.	26,354	565,557
Lennar Corp. - Class A	30,473	654,865
Newell Rubbermaid, Inc.	38,008	702,007
Pulte Homes, Inc.*	98,984	737,431
Whirlpool Corp.	12,287	667,430

Total Household Durables		4,673,313

Internet & Catalog Retail 7.2%
Amazon.com, Inc.*	3,143	611,125
Expedia, Inc.	21,033	680,838
Netflix, Inc.*	8,223	988,405
priceline.com, Inc.*	1,263	668,733
TripAdvisor, Inc.*	19,525	642,568

Total Internet & Catalog Retail		3,591,669

Leisure Equipment & Products 2.4%
Hasbro, Inc.	16,770	585,441
Mattel, Inc.	20,462	634,322

Total Leisure Equipment & Products		1,219,763

Media 20.2%
Cablevision Systems Corp. - Class A	47,106	685,392
CBS Corp. - Class B	22,987	654,670
Comcast Corp. - Class A	24,425	649,461
DIRECTV - Class A*	13,379	602,189
Discovery Communications, Inc. - Class A*	14,266	611,726
Gannett Co., Inc.	44,345	628,369
Interpublic Group of Cos., Inc.(The)	62,758	648,290
McGraw-Hill Cos., Inc.(The)	13,411	616,906

	Shares	Market Value
News Corp. - Class A	33,549	$631,728
Omnicom Group, Inc.	13,764	627,776
Scripps Networks Interactive, Inc. - Class A	13,696	593,858
Time Warner Cable, Inc.	9,243	681,394
Time Warner, Inc.	16,628	616,234
Viacom, Inc. - Class B	13,375	629,160
Walt Disney Co.(The)	16,186	629,635
Washington Post Co.(The) - Class B	1,627	616,161

Total Media		10,122,949

Multiline Retail 10.5%
Big Lots, Inc.*	15,592	615,728
Dollar Tree, Inc.*	6,947	589,175
Family Dollar Stores, Inc.	9,865	550,467
J.C. Penney Co., Inc.	17,477	726,169
Kohl’s Corp.	11,679	537,117
Macy’s, Inc.	18,265	615,348
Nordstrom, Inc.	12,104	597,696
Sears Holdings Corp.*	11,739	494,799
Target Corp.	10,971	557,436

Total Multiline Retail		5,283,935

Specialty Retail 20.1%
Abercrombie & Fitch Co. - Class A	12,310	565,521
AutoNation, Inc.*	15,946	570,229
AutoZone, Inc.*	1,755	610,529
Bed Bath & Beyond, Inc.*	9,339	566,877
Best Buy Co., Inc.	24,667	590,775
CarMax, Inc.*	18,900	575,127
GameStop Corp. - Class A*	24,411	570,241
Gap, Inc.(The)	31,102	590,316
Home Depot, Inc.	14,216	631,048
Limited Brands, Inc.	14,837	621,077
Lowe’s Cos., Inc.	23,156	621,276
O’Reilly Automotive, Inc.*	7,150	582,797
Ross Stores, Inc.	12,148	617,361
Staples, Inc.	40,513	592,705
Tiffany & Co.	9,097	580,389
TJX Cos., Inc.	9,184	625,798
Urban Outfitters, Inc.*	21,376	566,464

Total Specialty Retail		10,078,530

Textiles, Apparel & Luxury Goods 5.0%
Coach, Inc.	9,834	688,872
NIKE, Inc. - Class B	6,093	633,611
Ralph Lauren Corp.	4,105	623,960
V.F. Corp.	4,438	583,552

Total Textiles, Apparel & Luxury Goods		2,529,995

Total Common Stocks (Cost $47,302,450)		50,053,322

SHORT TERM INVESTMENTS 0.2%

SSgA Government Money Market Fund	72,663	72,663

Total Short Term Investments (Cost $72,663)		72,663

Total Investments 100.0%(a) (Cost $47,375,113)		50,125,985

Other Assets in Excess of Liabilities– 0.0%(b)		6,042

Net Assets – 100.0%		$50,132,027

*	Non-Income Producing Security.
(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)
(b)	Amount represents less than 0.05% of net assets.

GUGGENHEIM S&P 500 EQUAL WEIGHT CONSUMER STAPLES ETF SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2012

	Shares	Market Value
COMMON STOCKS 99.6%

Beverages 19.2%
Beam, Inc.	14,792	$773,770
Brown-Forman Corp. - Class B	9,341	758,583
Coca-Cola Co.(The)	10,860	733,376
Coca-Cola Enterprises, Inc.	28,623	766,810
Constellation Brands, Inc. - Class A*	36,999	773,279
Dr Pepper Snapple Group, Inc.	19,020	738,356
Molson Coors Brewing Co. - Class B	17,253	739,981
PepsiCo, Inc.	11,282	740,889

Total Beverages		6,025,044

Food & Staples Retailing 21.6%
Costco Wholesale Corp.	8,823	725,868
CVS Caremark Corp.	19,387	809,407
Kroger Co.(The)	30,739	730,359
Safeway, Inc.	35,322	776,378
SUPERVALU, Inc.	98,009	677,242
Sysco Corp.	25,253	760,368
Wal-Mart Stores, Inc.	12,552	770,191
Walgreen Co.	21,387	713,470
Whole Foods Market, Inc.	10,947	810,406

Total Food & Staples Retailing		6,773,689

Food Products 35.2%
Archer-Daniels-Midland Co.	26,248	751,480
Campbell Soup Co.	22,140	701,838
ConAgra Foods, Inc.	28,597	762,682
Dean Foods Co.*	67,658	728,000
General Mills, Inc.	18,370	731,677
H.J. Heinz Co.	13,764	713,663
Hershey Co.(The)	12,314	752,139
Hormel Foods Corp.	25,288	727,789
J.M. Smucker Co.(The)	9,513	749,434
Kellogg Co.	15,055	745,524
Kraft Foods, Inc. - Class A	20,015	766,575
McCormick & Co., Inc.	14,949	755,523
Mead Johnson Nutrition Co.	10,003	741,122
Sara Lee Corp.	39,383	754,184
Tyson Foods, Inc. - Class A	35,696	665,373

Total Food Products		11,047,003

Household Products 9.4%
Clorox Co.(The)	11,254	772,700
Colgate-Palmolive Co.	8,114	736,102
Kimberly-Clark Corp.	10,284	735,923
Procter & Gamble Co.(The)	11,193	705,607

Total Household Products		2,950,332

Personal Products 5.0%
Avon Products, Inc.	44,064	783,017
Estee Lauder Cos., Inc.(The) - Class A	13,552	785,068

Total Personal Products		1,568,085

Tobacco 9.2%
Altria Group, Inc.	25,154	714,373
Lorillard, Inc.	6,743	724,131
Philip Morris International, Inc.	9,697	725,045
Reynolds American, Inc.	18,040	707,709

Total Tobacco		2,871,258

Total Common Stocks (Cost $28,777,041)		31,235,411

	Shares	Market Value
SHORT TERM INVESTMENTS 0.3%

SSgA Government Money Market Fund	91,540	$91,540

Total Short Term Investments (Cost $91,540)		91,540

Total Investments 99.9%(a) (Cost $28,868,581)		31,326,951

Other Assets in Excess of Liabilities – 0.1%		23,285

Net Assets – 100.0%		$31,350,236

*	Non-Income Producing Security.
(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

GUGGENHEIM S&P 500 EQUAL WEIGHT ENERGY ETF SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2012

	Shares	Market Value
COMMON STOCKS 99.9%

Energy Equipment & Services 26.5%
Baker Hughes, Inc.	16,508	$811,038
Cameron International Corp.*	15,947	848,380
Diamond Offshore Drilling, Inc.	13,968	870,206
FMC Technologies, Inc.*	15,348	784,436
Halliburton Co.	23,875	878,123
Helmerich & Payne, Inc.	13,596	839,009
Nabors Industries Ltd.*	45,297	843,430
National-Oilwell Varco, Inc.	11,572	856,097
Noble Corp.*	24,781	863,370
Rowan Cos., Inc.*	25,388	863,446
Schlumberger Ltd.	11,333	851,902

Total Energy Equipment & Services		9,309,437

Oil, Gas & Consumable Fuels 73.4%
Alpha Natural Resources, Inc.*	38,650	777,638
Anadarko Petroleum Corp.	10,396	839,165
Apache Corp.	8,546	845,029
Cabot Oil & Gas Corp.	20,452	652,419
Chesapeake Energy Corp.	32,997	697,227
Chevron Corp.	7,518	774,956
ConocoPhillips	11,086	756,176
CONSOL Energy, Inc.	20,880	746,251
Denbury Resources, Inc.*	50,756	957,258
Devon Energy Corp.	12,546	800,560
El Paso Corp.	30,354	815,612
EOG Resources, Inc.	7,765	824,177
EQT Corp.	13,956	705,057
Exxon Mobil Corp.	9,460	792,180
Hess Corp.	13,964	786,173
Marathon Oil Corp.	27,697	869,409
Marathon Petroleum Corp.	23,727	906,846
Murphy Oil Corp.	14,529	865,929
Newfield Exploration Co.*	20,489	774,689
Noble Energy, Inc.	8,421	847,742
Occidental Petroleum Corp.	8,493	847,347
Peabody Energy Corp.	22,991	783,763
Pioneer Natural Resources Co.	9,050	898,665
QEP Resources, Inc.	26,267	752,287
Range Resources Corp.	12,595	724,464
Southwestern Energy Co.*	22,643	705,103
Spectra Energy Corp.	25,782	811,875
Sunoco, Inc.	23,195	889,760
Tesoro Corp.*	34,313	858,854
Valero Energy Corp.	36,955	886,551
Williams Cos., Inc.(The)	29,967	863,649
WPX Energy, Inc.*	43,205	712,018

Total Oil, Gas & Consumable Fuels		25,768,829

Total Common Stocks (Cost $40,733,505)		35,078,266

SHORT TERM INVESTMENTS 0.1%

SSgA Government Money Market Fund	42,398	42,398

Total Short Term Investments (Cost $42,398)		42,398

Total Investments 100.0%(a) (Cost $40,775,903)		35,120,664

Liabilities in Excess of Other Assets – 0.0%(b)		(13,007)

Net Assets – 100.0%		$35,107,657

*	Non-Income Producing Security.
(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)
(b)	Amount represents less than 0.05% of net assets.

GUGGENHEIM S&P 500 EQUAL WEIGHT FINANCIALS ETF SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2012

	Shares	Market Value
COMMON STOCKS 99.5%

Capital Markets 17.2%
Ameriprise Financial, Inc.	3,671	$196,582
Bank of New York Mellon Corp.(The)	8,931	179,781
BlackRock, Inc.	1,004	182,728
Charles Schwab Corp.(The)	15,744	183,418
E*Trade Financial Corp.*	22,126	181,212
Federated Investors, Inc. - Class B	11,599	198,111
Franklin Resources, Inc.	1,816	192,678
Goldman Sachs Group, Inc.(The)	1,881	209,675
Invesco Ltd.	8,879	200,399
Legg Mason, Inc.	7,266	185,065
Morgan Stanley	11,399	212,591
Northern Trust Corp.	4,382	180,582
State Street Corp.	4,266	167,142
T. Rowe Price Group, Inc.	3,147	182,022

Total Capital Markets		2,651,986

Commercial Banks 16.3%
BB&T Corp.	7,103	193,131
Comerica, Inc.	6,865	189,955
Fifth Third Bancorp	14,149	184,078
First Horizon National Corp.	23,014	200,912
Huntington Bancshares, Inc.	33,560	191,628
KeyCorp	23,790	184,848
M&T Bank Corp.	2,348	187,229
PNC Financial Services Group, Inc.	3,101	182,711
Regions Financial Corp.	42,803	223,432
SunTrust Banks, Inc.	10,322	212,324
US Bancorp	6,570	185,405
Wells Fargo & Co.	6,575	192,056
Zions Bancorp	11,335	190,881

Total Commercial Banks		2,518,590

Consumer Finance 4.8%
American Express Co.	3,644	182,710
Capital One Financial Corp.	3,937	180,118
Discover Financial Services	7,055	191,755
SLM Corp.	12,735	190,388

Total Consumer Finance		744,971

Diversified Financial Services 11.2%
Bank of America Corp.	32,622	232,595
Citigroup, Inc.	6,561	201,554
CME Group, Inc.	706	169,094
IntercontinentalExchange, Inc.*	1,452	166,225
JPMorgan Chase & Co.	5,355	199,742
Leucadia National Corp.	7,709	214,002
Moody’s Corp.	5,240	195,085
Nasdaq OMX Group, Inc.(The)*	7,109	176,161
NYSE Euronext	6,515	173,038

Total Diversified Financial Services		1,727,496

Insurance 26.6%
ACE Ltd.	2,559	178,106
AFLAC, Inc.	4,175	201,360
Allstate Corp.(The)	6,460	186,371
American International Group, Inc.*	7,310	183,554
Aon Corp.	3,806	184,325
Assurant, Inc.	4,335	171,666
Berkshire Hathaway, Inc. - Class B*	2,275	178,292
Chubb Corp.(The)	2,535	170,884
Cincinnati Financial Corp.	5,698	186,211
Genworth Financial, Inc. - Class A*	27,231	209,951
Hartford Financial Services Group, Inc.	10,818	189,531
Lincoln National Corp.	9,225	198,707

	Shares	Market Value
Loews Corp.	4,622	$172,447
Marsh & McLennan Cos., Inc.	5,617	177,441
MetLife, Inc.	5,649	199,579
Principal Financial Group, Inc.	7,259	198,243
Progressive Corp.(The)	9,148	185,521
Prudential Financial, Inc.	3,555	203,488
Torchmark Corp.	4,054	185,146
Travelers Cos., Inc.(The)	2,983	173,909
Unum Group	8,301	189,512
XL Group PLC	8,687	176,086

Total Insurance		4,100,330

Real Estate Investment Trusts (REITs) 19.6%
American Tower Corp.	2,887	183,353
Apartment Investment & Management Co. - Class A	7,836	192,452
AvalonBay Communities, Inc.	1,324	180,077
Boston Properties, Inc.	1,780	185,209
Equity Residential	3,058	182,104
HCP, Inc.	4,379	184,049
Health Care REIT, Inc.	3,284	187,878
Host Hotels & Resorts, Inc.	12,307	202,081
Kimco Realty Corp.	10,595	193,359
Plum Creek Timber Co., Inc.	4,846	187,928
ProLogis, Inc.	6,210	196,919
Public Storage	1,331	184,823
Simon Property Group, Inc.	1,386	188,302
Ventas, Inc.	3,229	188,283
Vornado Realty Trust	2,302	186,186
Weyerhaeuser Co.	10,231	204,824

Total Real Estate Investment Trusts (REITs)		3,027,827

Real Estate Management & Development 1.4%
CBRE Group, Inc.*	11,355	219,152

Total Real Estate Management & Development		219,152

Thrifts & Mortgage Finance 2.4%
Hudson City Bancorp, Inc.	28,458	191,523
People’s United Financial, Inc.	13,752	169,562

Total Thrifts & Mortgage Finance		361,085

Total Common Stocks (Cost $16,348,139)		15,351,437

SHORT TERM INVESTMENTS 0.4%

SSgA Government Money Market Fund	67,716	67,716

Total Short Term Investment s (Cost $67,716)		67,716

Total Investments 99.9%(a) (Cost $16,415,855)		15,419,153

Other Assets in Excess of Liabilities – 0.1%		10,863

Net Assets – 100.0%		$15,430,016

*	Non-Income Producing Security.
(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

GUGGENHEIM S&P 500 EQUAL WEIGHT HEALTH CARE ETF SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2012

	Shares	Market Value
COMMON STOCKS 99.9%

Biotechnology 8.1%
Amgen, Inc.	28,647	$1,945,418
Biogen Idec, Inc.*	15,603	1,839,906
Celgene Corp.*	27,116	1,971,333
Gilead Sciences, Inc.*	46,012	2,247,226

Total Biotechnology		8,003,883

Health Care Equipment & Supplies 27.7%
Baxter International, Inc.	35,767	1,984,353
Becton, Dickinson and Co.	24,465	1,918,301
Boston Scientific Corp.*	333,604	1,988,280
C.R. Bard, Inc.	19,963	1,846,977
CareFusion Corp.*	71,609	1,715,036
Covidien PLC	39,885	2,054,077
DENTSPLY International, Inc.	49,580	1,871,149
Edwards Lifesciences Corp.*	25,752	2,128,918
Intuitive Surgical, Inc.*	3,989	1,834,581
Medtronic, Inc.	48,998	1,889,853
St Jude Medical, Inc.	52,350	2,183,518
Stryker Corp.	37,372	2,071,530
Varian Medical Systems, Inc.*	27,183	1,790,544
Zimmer Holdings, Inc.*	36,140	2,195,505

Total Health Care Equipment & Supplies		27,472,622

Health Care Providers & Services 30.0%
Aetna, Inc.	42,586	1,861,008
AmerisourceBergen Corp.	47,000	1,831,590
Cardinal Health, Inc.	41,884	1,802,269
CIGNA Corp.	40,478	1,814,629
Coventry Health Care, Inc.*	55,699	1,674,869
DaVita, Inc.*	23,199	1,897,910
Express Scripts, Inc.*	39,496	2,020,615
Humana, Inc.	20,286	1,805,860
Laboratory Corp. of America Holdings*	21,063	1,924,948
McKesson Corp.	22,099	1,805,930
Medco Health Solutions, Inc.*	31,423	1,948,854
Patterson Cos., Inc.	60,306	1,942,456
Quest Diagnostics, Inc.	30,549	1,774,286
Tenet Healthcare Corp.*	383,543	2,028,942
UnitedHealth Group, Inc.	35,186	1,822,283
WellPoint, Inc.	26,578	1,709,497

Total Health Care Providers & Services		29,665,946

Health Care Technology 1.9%
Cerner Corp.*	30,532	1,859,093

Total Health Care Technology		1,859,093

Life Sciences Tools & Services 10.8%
Agilent Technologies, Inc.*	51,217	2,175,186
Life Technologies Corp.*	44,320	2,146,418
PerkinElmer, Inc.	92,893	2,227,574
Thermo Fisher Scientific, Inc.*	39,381	2,083,255
Waters Corp.*	24,049	2,081,922

Total Life Sciences Tools & Services		10,714,355

Pharmaceuticals 21.4%
Abbott Laboratories	31,529	1,707,295
Allergan, Inc.	20,599	1,810,858
Bristol-Myers Squibb Co.	50,476	1,627,346
Eli Lilly & Co.	42,551	1,690,977
Forest Laboratories, Inc.*	59,458	1,889,575
Hospira, Inc.*	59,430	2,047,958
Johnson & Johnson, Inc.	26,964	1,777,197
Merck & Co., Inc.	47,747	1,826,800
Mylan, Inc.*	83,292	1,728,309

	Shares	Market Value
Perrigo Co.	17,541	$1,676,920
Pfizer, Inc.	81,643	1,747,160
Watson Pharmaceuticals, Inc.*	28,407	1,665,503

Total Pharmaceuticals		21,195,898

Total Common Stocks (Cost $99,439,410)		98,911,797

SHORT TERM INVESTMENTS 0.1%

SSgA Government Money Market Fund	123,804	123,804

Total Short Term Investments (Cost $123,804)		123,804

Total Investments 100.0%(a) (Cost $99,563,214)		99,035,601

Other Assets in Excess of Liabilities – 0.0%(b)		12,433

Net Assets – 100.0%		$99,048,034

*	Non-Income Producing Security.
(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)
(b)	Amount represents less than 0.05% of net assets.

GUGGENHEIM S&P 500 EQUAL WEIGHT INDUSTRIALS ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2012

	Shares	Market Value
COMMON STOCKS 99.9%

Aerospace & Defense 19.5%
Boeing Co.(The)	6,358	$471,636
General Dynamics Corp.	7,167	495,670
Goodrich Corp.	3,704	462,074
Honeywell International, Inc.	8,536	495,429
L-3 Communications Holdings, Inc.	7,007	495,675
Lockheed Martin Corp.	5,896	485,359
Northrop Grumman Corp.	8,161	473,746
Precision Castparts Corp.	2,883	471,889
Raytheon Co.	9,983	479,084
Rockwell Collins, Inc.	8,468	490,213
Textron, Inc.	25,500	649,740
United Technologies Corp.	6,262	490,628

Total Aerospace & Defense		5,961,143

Air Freight & Logistics 6.3%
C.H. Robinson Worldwide, Inc.	6,775	466,391
Expeditors International of Washington, Inc.	11,184	499,366
FedEx Corp.	5,337	488,282
United Parcel Service, Inc. - Class B	6,322	478,259

Total Air Freight & Logistics		1,932,298

Airlines 1.7%
Southwest Airlines Co.	52,827	506,083

Total Airlines		506,083

Building Products 2.0%
Masco Corp.	50,151	605,323

Total Building Products		605,323

Commercial Services & Supplies 12.4%
Avery Dennison Corp.	16,462	446,943
Cintas Corp.	14,822	549,155
Iron Mountain, Inc.	15,065	464,304
Pitney Bowes, Inc.	24,634	467,307
R.R. Donnelley & Sons Co.	31,764	360,839
Republic Services, Inc.	17,071	499,839
Stericycle, Inc.*	5,910	496,558
Waste Management, Inc.	14,662	509,651

Total Commercial Services & Supplies		3,794,596

Construction & Engineering 4.9%
Fluor Corp.	9,386	527,869
Jacobs Engineering Group, Inc.*	11,329	507,086
Quanta Services, Inc.*	21,827	471,463

Total Construction & Engineering		1,506,418

Electrical Equipment 6.5%
Cooper Industries PLC	8,740	516,709
Emerson Electric Co.	9,204	472,902
Rockwell Automation, Inc.	6,252	486,843
Roper Industries, Inc.	5,464	510,283

Total Electrical Equipment		1,986,737

Industrial Conglomerates 6.6%
3M Co.	5,738	497,542
Danaher Corp.	9,755	512,235
General Electric Co.	26,713	499,800
Tyco International Ltd.	10,115	515,359

Total Industrial Conglomerates		2,024,936

Machinery 25.4%
Caterpillar, Inc.	5,173	564,478
Cummins, Inc.	5,176	538,304
Deere & Co.	6,133	528,358
Dover Corp.	8,063	511,275
Eaton Corp.	10,706	524,915

	Shares	Market Value
Flowserve Corp.	4,632	$510,307
Illinois Tool Works, Inc.	9,818	520,649
Ingersoll-Rand PLC	14,695	513,443
Joy Global, Inc.	6,003	544,412
PACCAR, Inc.	12,489	552,014
Pall Corp.	8,007	477,858
Parker Hannifin Corp.	5,983	482,708
Snap-on, Inc.	9,126	515,710
Stanley Black & Decker, Inc.	7,176	503,612
Xylem, Inc.	18,481	478,843

Total Machinery		7,766,886

Professional Services 4.8%
Dun & Bradstreet Corp.(The)	6,412	530,977
Equifax, Inc.	12,003	467,757
Robert Half International, Inc.	16,736	463,420

Total Professional Services		1,462,154

Road & Rail 6.5%
CSX Corp.	22,296	502,775
Norfolk Southern Corp.	6,497	469,083
Ryder System, Inc.	8,891	500,386
Union Pacific Corp.	4,545	519,539

Total Road & Rail		1,991,783

Trading Companies & Distributors 3.3%
Fastenal Co.	10,932	510,306
W.W. Grainger, Inc.	2,522	481,046

Total Trading Companies & Distributors		991,352

Total Common Stocks (Cost $29,049,122)		30,529,709

SHORT TERM INVESTMENTS 0.1%

SSgA Government Money Market Fund	30,796	30,796

Total Short Term Investments (Cost $30,796)		30,796

Total Investments 100.0%(a) (Cost $29,079,918)		30,560,505

Other Assets in Excess of Liabilities – 0.0%(b)		12,965

Net Assets – 100.0%		$30,573,470

*	Non-Income Producing Security.
(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)
(b)	Amount represents less than 0.05% of net assets.

GUGGENHEIM S&P 500 EQUAL WEIGHT MATERIALS ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2012

	Shares	Market Value
COMMON STOCKS 99.8%

Chemicals 50.8%
Air Products & Chemicals, Inc.	13,268	$1,167,982
Airgas, Inc.	14,310	1,129,488
CF Industries Holdings, Inc.	8,387	1,487,686
Dow Chemical Co.(The)	41,664	1,396,161
Du Pont (E.I.) de Nemours & Co.	24,885	1,266,398
Eastman Chemical Co.	29,893	1,504,216
Ecolab, Inc.	19,911	1,203,421
FMC Corp.	12,895	1,195,109
International Flavors & Fragrances, Inc.	21,145	1,180,102
Monsanto Co.	16,011	1,313,702
Mosaic Co.(The)	22,867	1,279,866
PPG Industries, Inc.	13,559	1,214,615
Praxair, Inc.	10,608	1,126,570
Sherwin-Williams Co.(The)	12,912	1,259,307
Sigma-Aldrich Corp.	17,245	1,173,350

Total Chemicals		18,897,973

Construction Materials 3.2%
Vulcan Materials Co.	27,370	1,200,448

Total Construction Materials		1,200,448

Containers & Packaging 13.6%
Ball Corp.	31,363	1,231,311
Bemis Co., Inc.	37,441	1,171,154
Owens-Illinois, Inc.*	59,232	1,424,530
Sealed Air Corp.	62,650	1,248,615

Total Containers & Packaging		5,075,610

Metals & Mining 26.0%
Alcoa, Inc.	123,258	1,252,301
Allegheny Technologies, Inc.	24,386	1,106,881
Cliffs Natural Resources, Inc.	17,003	1,228,467
Freeport-McMoRan Copper & Gold, Inc.	29,306	1,354,230
Newmont Mining Corp.	17,492	1,075,408
Nucor Corp.	28,023	1,246,743
Titanium Metals Corp.	73,625	1,132,352
United States Steel Corp.	42,256	1,275,709

Total Metals & Mining		9,672,091

Paper & Forest Products 6.2%
International Paper Co.	38,954	1,213,027
MeadWestvaco Corp.	37,868	1,114,834

Total Paper & Forest Products		2,327,861

Total Common Stocks (Cost $30,678,238)		37,173,983

SHORT TERM INVESTMENTS 0.1%

SSgA Government Money Market Fund	19,690	19,690

Total Short Term Investments (Cost $19,690)		19,690

Total Investments 99.9%(a) (Cost $30,697,928)		37,193,673

Other Assets in Excess of Liabilities – 0.1%		20,615

Net Assets – 100.0%		$37,214,288

*	Non-Income Producing Security.
(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

GUGGENHEIM S&P 500 EQUAL WEIGHT TECHNOLOGY ETF SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2012

	Shares	Market Value
COMMON STOCKS 99.9%

Communications Equipment 11.4%
Cisco Systems, Inc.	72,853	$1,430,105
F5 Networks, Inc.*	12,467	1,492,799
Harris Corp.	38,144	1,563,904
JDS Uniphase Corp.*	137,186	1,740,890
Juniper Networks, Inc.*	71,245	1,491,158
Motorola Mobility Holdings, Inc.*	33,791	1,305,346
Motorola Solutions, Inc.	28,330	1,314,795
QUALCOMM, Inc.	24,849	1,461,618

Total Communications Equipment		11,800,615

Computers & Peripherals 11.2%
Apple, Inc.*	3,433	1,567,096
Dell, Inc.*	86,975	1,498,579
EMC Corp.*	58,627	1,510,232
Hewlett-Packard Co.	50,573	1,415,033
Lexmark International, Inc. - Class A	39,927	1,393,452
NetApp, Inc.*	36,602	1,381,359
SanDisk Corp.*	27,281	1,251,652
Western Digital Corp.*	42,231	1,535,097

Total Computers & Peripherals		11,552,500

Electronic Equipment, Instruments & Components 8.6%
Amphenol Corp. - Class A	31,401	1,709,156
Corning, Inc.	99,978	1,286,717
FLIR Systems, Inc.	51,926	1,337,095
Jabil Circuit, Inc.	67,299	1,524,995
Molex, Inc.	57,443	1,518,793
TE Connectivity Ltd.	42,930	1,463,913

Total Electronic Equipment, Instruments & Components		8,840,669

Internet Software & Services 6.7%
Akamai Technologies, Inc.*	49,054	1,581,991
eBay, Inc.*	43,008	1,359,053
Google, Inc. - Class A*	2,093	1,214,170
VeriSign, Inc.	37,664	1,395,828
Yahoo!, Inc.*	87,397	1,352,032

Total Internet Software & Services		6,903,074

IT Services 18.8%
Accenture PLC - Class A	24,255	1,390,782
Automatic Data Processing, Inc.	25,277	1,384,674
Cognizant Technology Solutions Corp. - Class A*	19,958	1,431,986
Computer Sciences Corp.	50,431	1,302,633
Fidelity National Information Services, Inc.	51,436	1,469,012
Fiserv, Inc.*	22,773	1,432,194
International Business Machines Corp.	7,124	1,372,082
Mastercard, Inc. - Class A	3,609	1,283,252
Paychex, Inc.	44,188	1,391,922
SAIC, Inc.*	107,434	1,381,601
Teradata Corp.*	26,528	1,420,840
Total System Services, Inc.	68,056	1,459,121
Visa, Inc. - Class A	13,425	1,351,092
Western Union Co.(The)	73,529	1,404,404

Total IT Services		19,475,595

Office Electronics 1.2%
Xerox Corp.	164,062	1,271,480

Total Office Electronics		1,271,480

Semiconductors & Semiconductor Equipment 25.7%
Advanced Micro Devices, Inc.*	255,369	1,713,526
Altera Corp.	38,341	1,525,588
Analog Devices, Inc.	38,270	1,497,505

	Shares	Market Value
Applied Materials, Inc.	126,570	$1,554,280
Broadcom Corp. - Class A*	45,532	1,563,569
First Solar, Inc.*	41,941	1,773,265
Intel Corp.	56,264	1,486,495
KLA-Tencor Corp.	28,405	1,452,348
Linear Technology Corp.	45,133	1,503,832
LSI Corp.*	241,269	1,826,406
Microchip Technology, Inc.	37,920	1,399,627
Micron Technology, Inc.*	230,496	1,749,465
Novellus Systems, Inc.*	32,547	1,534,591
NVIDIA Corp.*	96,750	1,428,998
Teradyne, Inc.*	99,083	1,620,007
Texas Instruments, Inc.	45,575	1,475,718
Xilinx, Inc.	41,875	1,501,219

Total Semiconductors & Semiconductor Equipment		26,606,439

Software 16.3%
Adobe Systems, Inc.*	46,365	1,434,997
Autodesk, Inc.*	41,875	1,507,500
BMC Software, Inc.*	39,406	1,428,074
CA, Inc.	64,973	1,675,004
Citrix Systems, Inc.*	20,387	1,329,436
Electronic Arts, Inc.*	64,600	1,199,622
Intuit, Inc.	25,245	1,424,828
Microsoft Corp.	50,291	1,485,093
Oracle Corp.	44,748	1,261,894
Red Hat, Inc.*	27,439	1,272,346
Salesforce.com, Inc.*	12,209	1,426,011
Symantec Corp.*	84,564	1,453,655

Total Software		16,898,460

Total Common Stocks (Cost $98,657,661)		103,348,832

SHORT TERM INVESTMENTS 0.1%

SSgA Government Money Market Fund	90,001	90,001

Total Short Term Investments (Cost $90,001)		90,001

Total Investments 100.0%(a) (Cost $98,747,662)		103,438,833

Liabilities in Excess of Other Assets – 0.0%(b)		(18,217)

Net Assets – 100.0%		$103,420,616

*	Non-Income Producing Security.
(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)
(b)	Amount represents less than 0.05% of net assets.

GUGGENHEIM S&P 500 EQUAL WEIGHT UTILITIES ETF SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2012

	Shares	Market Value
COMMON STOCKS 99.4%

Diversified Telecommunication Services 12.3%
AT&T, Inc.	41,436	$1,218,633
CenturyTel, Inc.	33,904	1,255,465
Frontier Communications Corp.	242,991	1,040,001
Verizon Communications, Inc.	30,829	1,161,020
Windstream Corp.	103,241	1,246,119

Total Diversified Telecommunication Services		5,921,238

Electric Utilities 32.2%
American Electric Power Co., Inc.	30,146	1,192,576
Duke Energy Corp.	56,901	1,212,560
Edison International	30,421	1,248,478
Entergy Corp.	16,688	1,157,813
Exelon Corp.	27,909	1,110,220
FirstEnergy Corp.	27,528	1,162,232
NextEra Energy, Inc.	20,659	1,236,441
Northeast Utilities	34,414	1,195,887
Pepco Holdings, Inc.	61,720	1,213,415
Pinnacle West Capital Corp.	25,637	1,211,605
PPL Corp.	41,598	1,156,008
Progress Energy, Inc.	22,260	1,209,386
Southern Co.	26,834	1,222,557

Total Electric Utilities		15,529,178

Gas Utilities 5.0%
AGL Resources, Inc.*	29,152	1,210,099
Oneok, Inc.	14,568	1,211,475

Total Gas Utilities		2,421,574

Independent Power Producers & Energy Traders 7.3%
AES Corp.(The)*	103,958	1,326,504
Constellation Energy Group, Inc.	30,685	1,117,854
NRG Energy, Inc.*	65,294	1,102,163

Total Independent Power Producers & Energy Traders		3,546,521

Multi-Utilities 37.6%
Ameren Corp.	37,702	1,192,891
CenterPoint Energy, Inc.	62,203	1,148,890
CMS Energy Corp.	57,285	1,250,532
Consolidated Edison, Inc.	20,000	1,179,200
Dominion Resources, Inc.	23,605	1,181,194
DTE Energy Co.	23,242	1,236,707
Integrys Energy Group, Inc.	23,122	1,200,263
NiSource, Inc.	53,062	1,206,099
PG&E Corp.	29,905	1,215,937
Public Service Enterprise Group, Inc.	38,208	1,159,231
SCANA Corp.	27,946	1,252,819
Sempra Energy	22,624	1,287,306
TECO Energy, Inc.	65,222	1,177,257
Wisconsin Energy Corp.	35,751	1,215,534
Xcel Energy, Inc.	45,270	1,204,182

Total Multi-Utilities		18,108,042

Wireless Telecommunication Services 5.0%
MetroPCS Communications, Inc.*	143,520	1,268,717
Sprint Nextel Corp.*	531,342	1,126,445

Total Wireless Telecommunication Services		2,395,162

Total Common Stocks (Cost $47,418,172)		47,921,715

	Shares	Market Value
SHORT TERM INVESTMENTS 0.5%

SSgA Government Money Market Fund	237,821	$237,821

Total Short Term Investments (Cost $237,821)		237,821

Total Investments 99.9%(a) (Cost $47,655,993)		48,159,536

Other Assets in Excess of Liabilities – 0.1%		33,182

Net Assets – 100.0%		$48,192,718

*	Non-Income Producing Security.
(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

GUGGENHEIM RUSSELL TOP 50® ETF SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2012

	Shares	Market Value
COMMON STOCKS 99.8%

Aerospace & Defense 2.2%
Boeing Co.(The)	59,673	$4,426,543
United Technologies Corp.	73,978	5,796,176

Total Aerospace & Defense		10,222,719

Air Freight & Logistics 0.9%
United Parcel Service, Inc. - Class B	59,386	4,492,551

Total Air Freight & Logistics		4,492,551

Automobiles 0.8%
Ford Motor Co.	301,163	3,740,444

Total Automobiles		3,740,444

Beverages 4.0%
Coca-Cola Co.(The)	159,684	10,783,461
PepsiCo, Inc.	127,760	8,389,999

Total Beverages		19,173,460

Biotechnology 1.0%
Amgen, Inc.	71,047	4,824,802

Total Biotechnology		4,824,802

Capital Markets 1.0%
Goldman Sachs Group, Inc.(The)	41,847	4,664,685

Total Capital Markets		4,664,685

Commercial Banks 2.4%
Wells Fargo & Co.	397,577	11,613,224

Total Commercial Banks		11,613,224

Communications Equipment 3.5%
Cisco Systems, Inc.	444,564	8,726,792
QUALCOMM, Inc.	134,943	7,937,347

Total Communications Equipment		16,664,139

Computers & Peripherals 9.0%
Apple, Inc.*	74,745	34,119,598
EMC Corp.*	166,307	4,284,068
Hewlett-Packard Co.	160,601	4,493,616

Total Computers & Peripherals		42,897,282

Consumer Finance 0.9%
American Express Co.	84,924	4,258,089

Total Consumer Finance		4,258,089

Diversified Financial Services 5.3%
Bank of America Corp.	819,018	5,839,598
Citigroup, Inc.	234,884	7,215,637
JPMorgan Chase & Co.	321,181	11,980,051

Total Diversified Financial Services		25,035,286

Diversified Telecommunication Services 4.8%
AT&T, Inc.	478,658	14,077,332
Verizon Communications, Inc.	228,666	8,611,561

Total Diversified Telecommunication Services		22,688,893

Energy Equipment & Services 1.7%
Schlumberger Ltd.	109,678	8,244,495

Total Energy Equipment & Services		8,244,495

Food & Staples Retailing 1.9%
Wal-Mart Stores, Inc.	143,427	8,800,681

Total Food & Staples Retailing		8,800,681

Food Products 1.1%
Kraft Foods, Inc. - Class A	133,559	5,115,310

Total Food Products		5,115,310

Hotels, Restaurants & Leisure 1.8%
McDonald’s Corp.	83,864	8,306,729

Total Hotels, Restaurants & Leisure		8,306,729

	Shares	Market Value
Household Products 3.0%
Procter & Gamble Co.(The)	225,612	$14,222,581

Total Household Products		14,222,581

Industrial Conglomerates 4.4%
3M Co.	57,434	4,980,102
General Electric Co.	857,207	16,038,343

Total Industrial Conglomerates		21,018,445

Insurance 2.5%
American International Group, Inc.*	35,721	896,954
Berkshire Hathaway, Inc. - Class B*	141,491	11,088,650

Total Insurance		11,985,604

Internet & Catalog Retail 1.2%
Amazon.com, Inc.*	29,376	5,711,869

Total Internet & Catalog Retail		5,711,869

Internet Software & Services 2.5%
Google, Inc. - Class A*	20,342	11,800,598

Total Internet Software & Services		11,800,598

IT Services 4.9%
International Business Machines Corp.	97,898	18,855,155
Visa, Inc. - Class A	42,268	4,253,851

Total IT Services		23,109,006

Machinery 1.2%
Caterpillar, Inc.	52,109	5,686,134

Total Machinery		5,686,134

Media 2.4%
Comcast Corp. - Class A	222,913	5,927,256
Walt Disney Co.(The)	144,662	5,627,352

Total Media		11,554,608

Oil, Gas & Consumable Fuels 13.5%
Chevron Corp.	162,482	16,748,645
ConocoPhillips	107,317	7,320,093
Exxon Mobil Corp.	398,161	33,342,002
Occidental Petroleum Corp.	65,702	6,555,088

Total Oil, Gas & Consumable Fuels		63,965,828

Pharmaceuticals 9.4%
Abbott Laboratories	125,628	6,802,756
Johnson & Johnson, Inc.	221,559	14,602,954
Merck & Co., Inc.	249,480	9,545,105
Pfizer, Inc.	638,625	13,666,575

Total Pharmaceuticals		44,617,390

Semiconductors & Semiconductor Equipment 2.4%
Intel Corp.	428,545	11,322,159

Total Semiconductors & Semiconductor Equipment		11,322,159

Software 5.6%
Microsoft Corp.	599,804	17,712,212
Oracle Corp.	310,451	8,754,718

Total Software		26,466,930

Specialty Retail 1.2%
Home Depot, Inc.	129,167	5,733,723

Total Specialty Retail		5,733,723

Tobacco 3.3%
Altria Group, Inc.	169,202	4,805,337
Philip Morris International, Inc.	143,744	10,747,739

Total Tobacco		15,553,076

Total Common Stocks (Cost $493,648,340)		473,490,740

GUGGENHEIM RUSSELL TOP 50® ETF SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	January 31, 2012

	Shares	Market Value
SHORT TERM INVESTMENTS 0.3%

SSgA Government Money Market Fund	1,250,815	$1,250,815

Total Short Term Investments (Cost $1,250,815)		1,250,815

Total Investments 100.1%(a) (Cost $494,899,155)		474,741,555

Liabilities in Excess of Other Assets – (0.1)%		(484,230)

Net Assets – 100.0%		$474,257,325

*	Non-Income Producing Security.
(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

2

GUGGENHEIM S&P 500 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2012

	Shares	Market Value
COMMON STOCKS 99.8%

Aerospace & Defense 2.4%
L-3 Communications Holdings, Inc.	12,681	$897,054
Northrop Grumman Corp.	13,411	778,508
Textron, Inc.	14,252	363,141

Total Aerospace & Defense		2,038,703

Airlines 1.0%
Southwest Airlines Co.	85,780	821,772

Total Airlines		821,772

Auto Components 0.8%
Goodyear Tire & Rubber Co.(The)*	22,614	293,982
Johnson Controls, Inc.	12,285	390,294

Total Auto Components		684,276

Automobiles 1.0%
Ford Motor Co.	64,855	805,499

Total Automobiles		805,499

Beverages 0.4%
Molson Coors Brewing Co. - Class B	8,487	364,007

Total Beverages		364,007

Capital Markets 5.7%
Ameriprise Financial, Inc.	8,961	479,861
Bank of New York Mellon Corp.(The)	34,225	688,949
E*Trade Financial Corp.*	83,184	681,277
Goldman Sachs Group, Inc.(The)	8,102	903,130
Legg Mason, Inc.	24,202	616,425
Morgan Stanley	76,481	1,426,371

Total Capital Markets		4,796,013

Chemicals 0.5%
Dow Chemical Co.(The)	11,762	394,145

Total Chemicals		394,145

Commercial Banks 5.5%
BB&T Corp.	13,079	355,618
Comerica, Inc.	16,053	444,186
Fifth Third Bancorp	29,978	390,014
First Horizon National Corp.	35,953	313,870
Huntington Bancshares, Inc.	58,445	333,721
KeyCorp	80,573	626,052
PNC Financial Services Group, Inc.	7,610	448,381
Regions Financial Corp.	112,926	589,474
SunTrust Banks, Inc.	40,736	837,940
Wells Fargo & Co.	11,502	335,973

Total Commercial Banks		4,675,229

Commercial Services & Supplies 1.6%
Avery Dennison Corp.	24,891	675,791
R.R. Donnelley & Sons Co.	62,486	709,841

Total Commercial Services & Supplies		1,385,632

Communications Equipment 0.5%
Harris Corp.	10,289	421,849

Total Communications Equipment		421,849

Computers & Peripherals 2.4%
Dell, Inc.*	17,307	298,200
Hewlett-Packard Co.	24,040	672,639
Lexmark International, Inc. - Class A	12,711	443,614
Western Digital Corp.*	17,360	631,036

Total Computers & Peripherals		2,045,489

Construction & Engineering 0.6%
Jacobs Engineering Group, Inc.*	10,729	480,230

Total Construction & Engineering		480,230

	Shares	Market Value
Consumer Finance 1.3%
Capital One Financial Corp.	16,534	$756,431
SLM Corp.	20,572	307,551

Total Consumer Finance		1,063,982

Containers & Packaging 1.8%
Bemis Co., Inc.	9,740	304,667
Owens-Illinois, Inc.*	23,890	574,554
Sealed Air Corp.	31,649	630,765

Total Containers & Packaging		1,509,986

Diversified Financial Services 5.7%
Bank of America Corp.	167,579	1,194,838
Citigroup, Inc.	39,975	1,228,032
CME Group, Inc.	1,217	291,484
JPMorgan Chase & Co.	24,383	909,486
Leucadia National Corp.	20,982	582,460
Nasdaq OMX Group, Inc.(The)*	13,851	343,228
NYSE Euronext	10,452	277,605

Total Diversified Financial Services		4,827,133

Diversified Telecommunication Services 0.6%
CenturyLink, Inc.	7,301	270,356
Frontier Communications Corp.	56,517	241,893

Total Diversified Telecommunication Services		512,249

Electric Utilities 1.0%
Edison International	10,107	414,791
Pepco Holdings, Inc.	23,992	471,683

Total Electric Utilities		886,474

Electronic Equipment, Instruments & Components 1.6%
Corning, Inc.	23,127	297,644
Jabil Circuit, Inc.	46,162	1,046,031

Total Electronic Equipment, Instruments & Components		1,343,675

Energy Equipment & Services 0.3%
Nabors Industries Ltd.*	14,980	278,928

Total Energy Equipment & Services		278,928

Food & Staples Retailing 4.0%
CVS Caremark Corp.	12,362	516,113
Kroger Co.(The)	36,475	866,646
Safeway, Inc.	52,714	1,158,654
Sysco Corp.	11,586	348,854
Walgreen Co.	15,855	528,923

Total Food & Staples Retailing		3,419,190

Food Products 4.1%
Archer-Daniels-Midland Co.	45,435	1,300,804
Dean Foods Co.	101,549	1,092,667
Tyson Foods, Inc. - Class A	59,546	1,109,938

Total Food Products		3,503,409

Health Care Providers & Services 6.1%
AmerisourceBergen Corp.	21,747	847,480
Cardinal Health, Inc.	20,335	875,015
CIGNA Corp.	11,201	502,141
Coventry Health Care, Inc.*	27,227	818,716
McKesson Corp.	9,751	796,852
Tenet Healthcare Corp.*	254,885	1,348,342

Total Health Care Providers & Services		5,188,546

Household Durables 2.0%
Whirlpool Corp.	30,429	1,652,903

Total Household Durables		1,652,903

GUGGENHEIM S&P 500 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	January 31, 2012

	Shares	Market Value
Independent Power Producers & Energy Traders 1.2%
NRG Energy, Inc.*	62,221	$1,050,290

Total Independent Power Producers & Energy Traders		1,050,290

Insurance 17.8%
ACE Ltd.	6,635	461,796
Allstate Corp.(The)	37,059	1,069,152
American International Group, Inc.*	78,248	1,964,807
Assurant, Inc.	21,095	835,362
Cincinnati Financial Corp.	14,765	482,520
Genworth Financial, Inc. - Class A*	217,172	1,674,396
Hartford Financial Services Group, Inc.	87,365	1,530,635
Lincoln National Corp.	61,033	1,314,651
Loews Corp.	14,400	537,264
MetLife, Inc.	36,081	1,274,742
Principal Financial Group, Inc.	28,513	778,690
Prudential Financial, Inc.	19,097	1,093,112
Torchmark Corp.	6,599	301,376
Unum Group	38,884	887,722
XL Group PLC	42,587	863,239

Total Insurance		15,069,464

IT Services 3.1%
Computer Sciences Corp.	74,939	1,935,675
SAIC, Inc.*	56,134	721,883

Total IT Services		2,657,558

Life Sciences Tools & Services 0.4%
PerkinElmer, Inc.	13,854	332,219

Total Life Sciences Tools & Services		332,219

Machinery 0.4%
Ingersoll-Rand PLC	10,534	368,058

Total Machinery		368,058

Media 1.8%
Gannett Co., Inc.	57,802	819,054
Washington Post Co.(The) - Class B	1,840	696,827

Total Media		1,515,881

Metals & Mining 1.9%
Alcoa, Inc.	86,568	879,531
United States Steel Corp.	24,762	747,565

Total Metals & Mining		1,627,096

Multi-Utilities 0.7%
DTE Energy Co.	5,120	272,435
Integrys Energy Group, Inc.	5,915	307,048

Total Multi-Utilities		579,483

Multiline Retail 2.0%
J.C. Penney Co., Inc.	17,689	734,978
Sears Holdings Corp.*	22,414	944,750

Total Multiline Retail		1,679,728

Office Electronics 0.8%
Xerox Corp.	88,277	684,147

Total Office Electronics		684,147

Oil, Gas & Consumable Fuels 10.3%
Alpha Natural Resources, Inc.*	15,804	317,976
ConocoPhillips	7,294	497,524
Hess Corp.	10,901	613,726
Marathon Oil Corp.	50,119	1,573,235
Marathon Petroleum Corp.	29,666	1,133,835
Murphy Oil Corp.	11,641	693,804
Sunoco, Inc.	30,865	1,183,981
Tesoro Corp.*	44,717	1,119,267
Valero Energy Corp.	64,906	1,557,095

Total Oil, Gas & Consumable Fuels		8,690,443

	Shares	Market Value
Paper & Forest Products 0.5%
International Paper Co.	13,866	$431,787

Total Paper & Forest Products		431,787

Real Estate Investment Trusts (REITs) 0.4%
Weyerhaeuser Co.	17,146	343,263

Total Real Estate Investment Trusts (REITs)		343,263

Road & Rail 0.4%
Ryder System, Inc.	5,833	328,281

Total Road & Rail		328,281

Semiconductors & Semiconductor Equipment 1.1%
Micron Technology, Inc.*	127,768	969,759

Total Semiconductors & Semiconductor Equipment		969,759

Specialty Retail 3.4%
AutoNation, Inc.*	8,033	287,260
Best Buy Co., Inc.	40,916	979,938
GameStop Corp. - Class A*	41,486	969,113
Staples, Inc.	45,233	661,759

Total Specialty Retail		2,898,070

Thrifts & Mortgage Finance 1.4%
Hudson City Bancorp, Inc.	180,857	1,217,168

Total Thrifts & Mortgage Finance		1,217,168

Wireless Telecommunication Services 1.3%
MetroPCS Communications, Inc.*	51,216	452,749
Sprint Nextel Corp.*	290,346	615,534

Total Wireless Telecommunication Services		1,068,283

Total Common Stocks (Cost $86,741,584)		84,610,297

SHORT TERM INVESTMENTS 0.2%

SSgA Government Money Market Fund	181,807	181,807

Total Short Term Investments (Cost $181,807)		181,807

Total Investments 100.0%(a) (Cost $86,923,391)		84,792,104

Other Assets in Excess of Liabilities – 0.0%(b)		28,917

Net Assets – 100.0%		$84,821,021

*	Non-Income Producing Security.
(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)
(b)	Amount represents less than 0.05% of net assets.

2

GUGGENHEIM S&P 500 PURE GROWTH ETF SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2012

	Shares	Market Value
COMMON STOCKS 99.9%

Aerospace & Defense 1.1%
Goodrich Corp.	10,240	$1,277,440
Lockheed Martin Corp.	22,846	1,880,683

Total Aerospace & Defense		3,158,123

Air Freight & Logistics 1.2%
C.H. Robinson Worldwide, Inc.	29,909	2,058,936
United Parcel Service, Inc. - Class B	21,177	1,602,040

Total Air Freight & Logistics		3,660,976

Beverages 2.1%
Brown-Forman Corp. - Class B	15,091	1,225,540
Coca-Cola Co.(The)	30,732	2,075,332
PepsiCo, Inc.	41,848	2,748,158

Total Beverages		6,049,030

Biotechnology 4.4%
Amgen, Inc.	32,548	2,210,334
Biogen Idec, Inc.*	29,277	3,452,344
Celgene Corp.*	52,823	3,840,232
Gilead Sciences, Inc.*	68,539	3,347,445

Total Biotechnology		12,850,355

Capital Markets 1.7%
BlackRock, Inc.	10,139	1,845,298
Franklin Resources, Inc.	19,284	2,046,032
T. Rowe Price Group, Inc.	20,801	1,203,130

Total Capital Markets		5,094,460

Chemicals 5.2%
CF Industries Holdings, Inc.	11,052	1,960,404
Ecolab, Inc.	29,178	1,763,518
FMC Corp.	21,216	1,966,299
International Flavors & Fragrances, Inc.	34,380	1,918,748
Monsanto Co.	14,244	1,168,720
PPG Industries, Inc.	18,426	1,650,601
Praxair, Inc.	12,843	1,363,927
Sherwin-Williams Co. (The)	15,944	1,555,018
Sigma-Aldrich Corp.	26,246	1,785,778

Total Chemicals		15,133,013

Commercial Services & Supplies 1.1%
Stericycle, Inc.*	39,408	3,311,060

Total Commercial Services & Supplies		3,311,060

Communications Equipment 1.9%
F5 Networks, Inc.*	28,699	3,436,418
QUALCOMM, Inc.	37,757	2,220,867

Total Communications Equipment		5,657,285

Computers & Peripherals 3.0%
Apple, Inc.*	9,507	4,339,755
NetApp, Inc.*	52,554	1,983,388
SanDisk Corp.*	50,495	2,316,711

Total Computers & Peripherals		8,639,854

Diversified Consumer Services 2.2%
Apollo Group, Inc. - Class A*	65,214	3,417,866
DeVry, Inc.	82,219	3,104,589

Total Diversified Consumer Services		6,522,455

Diversified Financial Services 1.0%
IntercontinentalExchange, Inc.*	26,500	3,033,720

Total Diversified Financial Services		3,033,720

Electrical Equipment 0.9%
Rockwell Automation, Inc.	16,876	1,314,134

	Shares	Market Value
Roper Industries, Inc.	14,149	$1,321,375

Total Electrical Equipment		2,635,509

Electronic Equipment, Instruments & Components 0.7%
Amphenol Corp. - Class A	36,868	2,006,725

Total Electronic Equipment, Instruments & Components		2,006,725

Energy Equipment & Services 2.2%
Cameron International Corp.*	29,366	1,562,271
Diamond Offshore Drilling, Inc.	33,378	2,079,449
Helmerich & Payne, Inc.	27,019	1,667,343
Schlumberger Ltd.	15,865	1,192,572

Total Energy Equipment & Services		6,501,635

Food Products 1.6%
Hershey Co. (The)	28,520	1,742,001
Kellogg Co.	25,138	1,244,834
Mead Johnson Nutrition Co.	21,019	1,557,298

Total Food Products		4,544,133

Health Care Equipment & Supplies 7.1%
Baxter International, Inc.	35,150	1,950,122
Becton, Dickinson & Co.	24,036	1,884,663
C.R. Bard, Inc.	27,018	2,499,705
Edwards Lifesciences Corp.*	34,367	2,841,120
Intuitive Surgical, Inc.*	7,359	3,384,478
St Jude Medical, Inc.	43,635	1,820,016
Stryker Corp.	36,140	2,003,240
Varian Medical Systems, Inc.*	35,412	2,332,588
Zimmer Holdings, Inc.*	33,714	2,048,126

Total Health Care Equipment & Supplies		20,764,058

Health Care Providers & Services 5.5%
DaVita, Inc.*	25,546	2,089,918
Express Scripts, Inc.*	66,087	3,381,011
Laboratory Corp. of America Holdings*	28,745	2,627,005
Medco Health Solutions, Inc.*	58,945	3,655,769
Quest Diagnostics, Inc.	31,907	1,853,159
UnitedHealth Group, Inc.	49,254	2,550,865

Total Health Care Providers & Services		16,157,727

Health Care Technology 0.6%
Cerner Corp.*	26,695	1,625,459

Total Health Care Technology		1,625,459

Hotels, Restaurants & Leisure 3.5%
Chipotle Mexican Grill, Inc.*	9,534	3,501,743
McDonald’s Corp.	18,736	1,855,801
Starbucks Corp.	23,093	1,106,847
Wynn Resorts Ltd.	17,674	2,036,575
Yum! Brands, Inc.	29,726	1,882,548

Total Hotels, Restaurants & Leisure		10,383,514

Household Products 1.1%
Colgate-Palmolive Co.	18,174	1,648,745
Kimberly-Clark Corp.	21,182	1,515,784

Total Household Products		3,164,529

Insurance 0.8%
AFLAC, Inc.	49,003	2,363,415

Total Insurance		2,363,415

Internet & Catalog Retail 4.2%
Amazon.com, Inc.*	16,250	3,159,650
Netflix, Inc.*	47,569	5,717,794
priceline.com, Inc.*	6,697	3,545,927

Total Internet & Catalog Retail		12,423,371

Internet Software & Services 1.5%
Akamai Technologies, Inc.*	42,901	1,383,557

GUGGENHEIM S&P 500 PURE GROWTH ETF SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	January 31, 2012

	Shares	Market Value
Google, Inc. - Class A*	5,328	$3,090,826

Total Internet Software & Services		4,474,383

IT Services 5.6%
Automatic Data Processing, Inc.	31,140	1,705,849
Cognizant Technology Solutions Corp. - Class A*	47,048	3,375,694
Fiserv, Inc.*	28,553	1,795,698
International Business Machines Corp.	8,259	1,590,683
Mastercard, Inc. - Class A	6,620	2,353,874
Teradata Corp.*	35,014	1,875,350
Visa, Inc. - Class A	36,392	3,662,491

Total IT Services		16,359,639

Life Sciences Tools & Services 1.4%
Life Technologies Corp.*	43,668	2,114,841
Waters Corp.*	23,173	2,006,087

Total Life Sciences Tools & Services		4,120,928

Machinery 1.7%
Deere & Co.	22,454	1,934,412
Joy Global, Inc.	13,995	1,269,207
Pall Corp.	27,702	1,653,255

Total Machinery		4,856,874

Media 3.4%
DIRECTV - Class A*	64,463	2,901,479
Discovery Communications, Inc. - Class A*	69,528	2,981,361
Scripps Networks Interactive, Inc. - Class A	57,162	2,478,544
Viacom, Inc. - Class B	35,119	1,651,998

Total Media		10,013,382

Metals & Mining 2.1%
Cliffs Natural Resources, Inc.	34,392	2,484,822
Newmont Mining Corp.	58,650	3,605,802

Total Metals & Mining		6,090,624

Multiline Retail 1.9%
Dollar Tree, Inc.*	37,987	3,221,678
Family Dollar Stores, Inc.	43,453	2,424,677

Total Multiline Retail		5,646,355

Oil, Gas & Consumable Fuels 2.8%
Cabot Oil & Gas Corp.	26,416	842,670
EOG Resources, Inc.	17,899	1,899,800
Peabody Energy Corp.	55,884	1,905,086
Pioneer Natural Resources Co.	15,165	1,505,884
Southwestern Energy Co.*	66,647	2,075,388

Total Oil, Gas & Consumable Fuels		8,228,828

Personal Products 0.5%
Estee Lauder Cos., Inc. (The) - Class A	23,406	1,355,910

Total Personal Products		1,355,910

Pharmaceuticals 4.3%
Abbott Laboratories	41,393	2,241,431
Allergan, Inc.	19,004	1,670,642
Johnson & Johnson	19,881	1,310,357
Mylan, Inc.*	150,278	3,118,268
Perrigo Co.	30,100	2,877,560
Watson Pharmaceuticals, Inc.*	25,786	1,511,833

Total Pharmaceuticals		12,730,091

Professional Services 0.7%
Dun & Bradstreet Corp. (The)	23,623	1,956,221

Total Professional Services		1,956,221

Real Estate Investment Trusts (REITs) 1.3%
American Tower Corp.	41,436	2,631,600
Ventas, Inc.	19,710	1,149,290

Total Real Estate Investment Trusts (REITs)		3,780,890

	Shares	Market Value
Road & Rail 0.6%
Union Pacific Corp.	14,587	$1,667,440

Total Road & Rail		1,667,440

Semiconductors & Semiconductor Equipment 5.3%
Altera Corp.	71,134	2,830,422
Broadcom Corp. - Class A*	72,599	2,493,050
First Solar, Inc.*	85,918	3,632,613
KLA-Tencor Corp.	50,346	2,574,191
Microchip Technology, Inc.	59,356	2,190,830
Xilinx, Inc.	46,103	1,652,792

Total Semiconductors & Semiconductor Equipment		15,373,898

Software 4.0%
Citrix Systems, Inc.*	28,404	1,852,225
Intuit, Inc.	41,671	2,351,911
Oracle Corp.	59,337	1,673,303
Red Hat, Inc.*	61,735	2,862,652
Salesforce.com, Inc.*	25,511	2,979,685

Total Software		11,719,776

Specialty Retail 5.4%
AutoZone, Inc.*	10,185	3,543,158
Bed Bath & Beyond, Inc.*	33,375	2,025,862
O’Reilly Automotive, Inc.*	41,422	3,376,307
Ross Stores, Inc.	64,695	3,287,800
Tiffany & Co.	19,815	1,264,197
TJX Cos., Inc.	35,347	2,408,545

Total Specialty Retail		15,905,869

Textiles, Apparel & Luxury Goods 2.8%
Coach, Inc.	48,872	3,423,483
NIKE, Inc. - Class B	16,233	1,688,070
Ralph Lauren Corp.	12,433	1,889,816
V.F. Corp.	8,461	1,112,537

Total Textiles, Apparel & Luxury Goods		8,113,906

Tobacco 0.8%
Philip Morris International, Inc.	30,686	2,294,392

Total Tobacco		2,294,392

Trading Companies & Distributors 0.7%
W.W. Grainger, Inc.	11,148	2,126,370

Total Trading Companies & Distributors		2,126,370

Total Common Stocks (Cost $274,771,654)		292,496,182

SHORT TERM INVESTMENTS 0.1%

SSgA Government Money Market Fund	242,837	242,837

Total Short Term Investments (Cost $242,837)		242,837

Total Investments 100.0%(a) (Cost $275,014,491)		292,739,019

Liabilities in Excess of Other Assets – 0.0%(b)		(25,678)

Net Assets – 100.0%		$292,713,341

*	Non-Income Producing Security.
(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)
(b)	Amount represents less than 0.05% of net assets.

2

GUGGENHEIM S&P MIDCAP 400 PURE VALUE ETF SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2012

	Shares	Market Value
COMMON STOCKS 99.7%

Aerospace & Defense 4.4%
Exelis, Inc.	111,824	$1,117,122
Huntington Ingalls Industries, Inc.*	20,834	785,025

Total Aerospace & Defense		1,902,147

Air Freight & Logistics 0.9%
UTi Worldwide, Inc.	25,094	373,650

Total Air Freight & Logistics		373,650

Airlines 2.3%
JetBlue Airways Corp.*	166,413	986,829

Total Airlines		986,829

Automobiles 0.9%
Thor Industries, Inc.	12,064	369,882

Total Automobiles		369,882

Capital Markets 2.8%
Apollo Investment Corp.	47,718	367,906
Janus Capital Group, Inc.	41,055	323,103
Jefferies Group, Inc.	34,365	522,691

Total Capital Markets		1,213,700

Chemicals 1.5%
Ashland, Inc.	4,657	293,670
Cabot Corp.	4,813	174,231
Cytec Industries, Inc.	3,335	166,283

Total Chemicals		634,184

Commercial Banks 4.2%
Associated Banc-Corp.	20,411	254,321
BancorpSouth, Inc.	36,870	414,050
First Niagara Financial Group, Inc.	43,538	416,659
Fulton Financial Corp.	15,990	148,547
International Bancshares Corp.	12,272	235,868
TCF Financial Corp.	31,550	316,762

Total Commercial Banks		1,786,207

Commercial Services & Supplies 0.7%
Brink’s Co.(The)	10,426	293,909

Total Commercial Services & Supplies		293,909

Communications Equipment 1.0%
Tellabs, Inc.	112,067	425,855

Total Communications Equipment		425,855

Construction & Engineering 4.1%
Aecom Technology Corp.*	24,302	556,273
KBR, Inc.	9,269	297,905
URS Corp.*	22,532	927,192

Total Construction & Engineering		1,781,370

Containers & Packaging 0.5%
Greif, Inc. - Class A	4,703	227,860

Total Containers & Packaging		227,860

Diversified Consumer Services 1.0%
Regis Corp.	25,491	436,916

Total Diversified Consumer Services		436,916

Electric Utilities 1.0%
Great Plains Energy, Inc.	10,380	214,036
NV Energy, Inc.	12,247	198,401

Total Electric Utilities		412,437

Electrical Equipment 1.8%
General Cable Corp.*	25,767	795,170

Total Electrical Equipment		795,170

Electronic Equipment, Instruments & Components 9.6%
Arrow Electronics, Inc.*	19,183	792,066

	Shares	Market Value
Avnet, Inc.*	24,225	$844,726
Ingram Micro, Inc. - Class A*	47,366	899,007
Itron, Inc.*	9,466	367,186
Tech Data Corp.*	14,425	748,946
Vishay Intertechnology, Inc.*	38,332	470,717

Total Electronic Equipment, Instruments & Components		4,122,648

Food & Staples Retailing 0.5%
Ruddick Corp.	5,372	216,706

Total Food & Staples Retailing		216,706

Food Products 1.3%
Smithfield Foods, Inc.*	24,493	546,929

Total Food Products		546,929

Gas Utilities 0.9%
Atmos Energy Corp.	5,917	191,770
UGI Corp.	7,691	206,965

Total Gas Utilities		398,735

Health Care Providers & Services 6.5%
Community Health Systems, Inc.*	46,649	872,336
Health Management Associates, Inc. - Class A*	28,235	180,986
Health Net, Inc.*	18,152	685,057
LifePoint Hospitals, Inc.*	8,470	340,409
Omnicare, Inc.	5,826	191,268
Owens & Minor, Inc.	16,412	499,089

Total Health Care Providers & Services		2,769,145

Hotels, Restaurants & Leisure 1.0%
Bob Evans Farms, Inc.	5,750	203,147
Wendy’s Co.(The)	45,179	211,890

Total Hotels, Restaurants & Leisure		415,037

Household Durables 2.4%
American Greetings Corp. - Class A	33,388	479,785
KB Home	33,435	301,584
Mohawk Industries, Inc.*	3,981	243,478

Total Household Durables		1,024,847

Insurance 18.4%
American Financial Group, Inc.	11,298	414,298
Aspen Insurance Holdings Ltd.	23,102	613,589
Everest Re Group Ltd.	5,109	436,309
Fidelity National Financial, Inc. - Class A	24,279	441,635
First American Financial Corp.	76,281	1,130,484
Hanover Insurance Group, Inc.(The)	18,408	669,315
HCC Insurance Holdings, Inc.	10,997	305,277
Kemper Corp.	18,255	543,451
Old Republic International Corp.	68,281	674,616
Protective Life Corp.	31,021	775,835
Reinsurance Group of America, Inc.	12,732	693,767
StanCorp Financial Group, Inc.	13,615	526,356
Transatlantic Holdings, Inc.	8,485	470,493
W.R. Berkley Corp.	5,117	175,360

Total Insurance		7,870,785

Internet Software & Services 0.4%
Monster Worldwide, Inc.*	23,264	167,501

Total Internet Software & Services		167,501

IT Services 0.5%
CoreLogic, Inc.*	15,016	213,227

Total IT Services		213,227

Machinery 6.6%
AGCO Corp.*	3,707	188,798
Harsco Corp.	10,374	230,614
ITT Corp.	55,475	1,206,027

GUGGENHEIM S&P MIDCAP 400 PURE VALUE ETF SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	January 31, 2012

	Shares	Market Value
Oshkosh Corp.*	35,180	$854,170
Terex Corp.*	17,183	340,223

Total Machinery		2,819,832

Media 2.7%
New York Times Co.(The) - Class A*	45,410	338,304
Scholastic Corp.	13,209	389,798
Valassis Communications, Inc.*	18,104	411,866

Total Media		1,139,968

Metals & Mining 2.9%
Commercial Metals Co.	24,782	355,374
Reliance Steel & Aluminum Co.	4,963	264,032
Steel Dynamics, Inc.	22,772	363,213
Worthington Industries, Inc.	13,445	247,522

Total Metals & Mining		1,230,141

Multiline Retail 0.6%
Saks, Inc.*	24,434	243,851

Total Multiline Retail		243,851

Oil, Gas & Consumable Fuels 3.0%
Arch Coal, Inc.	12,392	178,817
HollyFrontier Corp.	13,416	393,625
Patriot Coal Corp.*	18,688	142,029
Quicksilver Resources, Inc.*	20,552	102,965
World Fuel Services Corp.	10,811	490,603

Total Oil, Gas & Consumable Fuels		1,308,039

Paper & Forest Products 0.5%
Louisiana-Pacific Corp.*	24,727	210,674

Total Paper & Forest Products		210,674

Professional Services 0.9%
Manpower, Inc.	10,060	403,507

Total Professional Services		403,507

Road & Rail 0.9%
Con-way, Inc.	11,883	377,166

Total Road & Rail		377,166

Semiconductors & Semiconductor Equipment 2.9%
Fairchild Semiconductor International, Inc.*	13,344	186,549
International Rectifier Corp.*	12,140	276,792
MEMC Electronic Materials, Inc.*	168,334	769,286

Total Semiconductors & Semiconductor Equipment		1,232,627

Specialty Retail 4.8%
Barnes & Noble, Inc.*	26,132	315,413
Collective Brands, Inc.*	52,799	879,631
Office Depot, Inc.*	175,324	478,635
RadioShack Corp.	51,016	366,295

Total Specialty Retail		2,039,974

Thrifts & Mortgage Finance 2.9%
Astoria Financial Corp.	79,105	658,945
New York Community Bancorp, Inc.	18,986	240,932
Washington Federal, Inc.	22,284	351,196

Total Thrifts & Mortgage Finance		1,251,073

Tobacco 1.2%
Universal Corp.	11,192	502,297

Total Tobacco		502,297

Wireless Telecommunication Services 1.2%
Telephone & Data Systems, Inc.	20,229	532,023

Total Wireless Telecommunication Services		532,023

Total Common Stocks (Cost $41,188,263)		42,676,848

	Shares	Market Value
SHORT TERM INVESTMENTS 0.3%

SSgA Government Money Market Fund	114,789	$114,789

Total Short Term Investments (Cost $114,789)		114,789

Total Investments 100.0%(a) (Cost $41,303,052)		42,791,637

Other Assets in Excess of Liabilities – 0.0%(b)		5,081

Net Assets – 100.0%		$42,796,718

*	Non-Income Producing Security.
(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)
(b)	Amount represents less than 0.05% on net assets.

2

GUGGENHEIM S&P MIDCAP 400 PURE GROWTH ETF SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2012

	Shares	Market Value
COMMON STOCKS 99.9%

Aerospace & Defense 1.7%
Triumph Group, Inc.	149,936	$9,381,496

Total Aerospace & Defense		9,381,496

Airlines 1.2%
Alaska Air Group, Inc.*	89,202	6,790,948

Total Airlines		6,790,948

Auto Components 0.3%
Gentex Corp.	71,925	1,932,625

Total Auto Components		1,932,625

Beverages 1.4%
Monster Beverage Corp.*	75,783	7,920,081

Total Beverages		7,920,081

Biotechnology 4.1%
Regeneron Pharmaceuticals, Inc.*	156,637	14,232,038
United Therapeutics Corp.*	180,390	8,871,580

Total Biotechnology		23,103,618

Chemicals 3.1%
Albemarle Corp.	73,703	4,739,840
Intrepid Potash, Inc.*	168,485	4,025,107
NewMarket Corp.	40,534	8,763,045

Total Chemicals		17,527,992

Commercial Banks 0.9%
Signature Bank*	90,270	5,249,201

Total Commercial Banks		5,249,201

Commercial Services & Supplies 2.1%
Clean Harbors, Inc.*	110,005	6,979,817
Copart, Inc.*	101,596	4,779,076

Total Commercial Services & Supplies		11,758,893

Communications Equipment 1.4%
ADTRAN, Inc.	115,076	3,985,082
Riverbed Technology, Inc.*	163,318	3,909,833

Total Communications Equipment		7,894,915

Containers & Packaging 2.1%
AptarGroup, Inc.	84,898	4,450,353
Rock-Tenn Co. - Class A	117,095	7,243,497

Total Containers & Packaging		11,693,850

Distributors 1.0%
LKQ Corp.*	172,094	5,610,264

Total Distributors		5,610,264

Diversified Consumer Services 4.2%
ITT Educational Services, Inc.*	202,471	13,336,765
Strayer Education, Inc.	97,139	10,568,723

Total Diversified Consumer Services		23,905,488

Diversified Financial Services 0.6%
MSCI, Inc. - Class A*	104,207	3,395,064

Total Diversified Financial Services		3,395,064

Electrical Equipment 0.6%
AMETEK, Inc.	74,536	3,503,192

Total Electrical Equipment		3,503,192

Electronic Equipment, Instruments & Components 0.4%
Trimble Navigation, Ltd.*	48,591	2,275,517

Total Electronic Equipment, Instruments & Components		2,275,517

Energy Equipment & Services 3.9%
CARBO Ceramics, Inc.	53,197	5,173,408
Dresser-Rand Group, Inc.*	97,701	5,005,222

	Shares	Market Value
Dril-Quip, Inc.*	61,141	$4,033,472
Oceaneering International, Inc.	71,868	3,492,066
Oil States International, Inc.*	51,727	4,122,125

Total Energy Equipment & Services		21,826,293

Food Products 3.3%
Corn Products International, Inc.	97,746	5,423,925
Green Mountain Coffee Roasters, Inc.*	152,473	8,132,910
Lancaster Colony Corp.	76,404	5,309,314

Total Food Products		18,866,149

Health Care Equipment & Supplies 5.1%
Cooper Cos., Inc.(The)	70,181	5,062,858
Gen-Probe, Inc.*	123,640	8,275,225
IDEXX Laboratories, Inc.*	75,910	6,421,227
ResMed, Inc.*	154,443	4,483,480
Thoratec Corp.*	149,255	4,388,097

Total Health Care Equipment & Supplies		28,630,887

Health Care Providers & Services 7.1%
AMERIGROUP Corp.*	157,375	10,703,074
Catalyst Health Solutions, Inc.*	166,630	9,124,659
Henry Schein, Inc.*	85,778	6,080,802
HMS Holdings Corp.*	159,571	5,267,439
Mednax, Inc.*	124,986	8,901,503

Total Health Care Providers & Services		40,077,477

Health Care Technology 0.6%
Allscripts Healthcare Solutions, Inc.*	174,740	3,341,029

Total Health Care Technology		3,341,029

Hotels, Restaurants & Leisure 2.3%
Life Time Fitness, Inc.*	102,863	5,054,688
Panera Bread Co. - Class A*	52,937	7,847,910

Total Hotels, Restaurants & Leisure		12,902,598

Household Durables 0.9%
Tupperware Brands Corp.	85,409	5,367,102

Total Household Durables		5,367,102

Household Products 0.5%
Church & Dwight Co., Inc.	64,265	2,915,703

Total Household Products		2,915,703

Internet Software & Services 3.0%
Equinix, Inc.*	82,792	9,931,728
Rackspace Hosting, Inc.*	162,335	7,046,963

Total Internet Software & Services		16,978,691

IT Services 5.3%
Alliance Data Systems Corp.*	83,023	9,198,948
Gartner, Inc.*	65,764	2,493,113
Global Payments, Inc.	136,773	6,841,385
Jack Henry & Associates, Inc.	95,063	3,251,155
NeuStar, Inc. - Class A*	75,311	2,749,605
VeriFone Systems, Inc.*	135,270	5,776,029

Total IT Services		30,310,235

Leisure Equipment & Products 0.9%
Polaris Industries, Inc.	80,373	5,176,021

Total Leisure Equipment & Products		5,176,021

Life Sciences Tools & Services 3.7%
Bio-Rad Laboratories, Inc. - Class A*	66,723	6,776,388
Covance, Inc.*	75,951	3,327,413
Mettler-Toledo International, Inc.*	32,990	5,789,745
Techne Corp.	71,892	4,906,629

Total Life Sciences Tools & Services		20,800,175

Machinery 3.9%
Donaldson Co., Inc.	55,143	3,986,839
Gardner Denver, Inc.	38,636	2,882,246

GUGGENHEIM S&P MIDCAP 400 PURE GROWTH ETF SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	January 31, 2012

	Shares	Market Value
Valmont Industries, Inc.	63,365	$6,647,622
Wabtec Corp.	61,954	4,261,816
Woodward, Inc.	101,524	4,261,977

Total Machinery		22,040,500

Metals & Mining 1.0%
Compass Minerals International, Inc.	77,107	5,634,208

Total Metals & Mining		5,634,208

Office Electronics 0.6%
Zebra Technologies Corp. - Class A*	94,869	3,591,740

Total Office Electronics		3,591,740

Oil, Gas & Consumable Fuels 2.7%
Bill Barrett Corp.*	183,582	5,070,535
Cimarex Energy Co.	67,219	3,924,245
Northern Oil and Gas, Inc.*	163,351	4,083,775
SM Energy Co.	33,304	2,417,204

Total Oil, Gas & Consumable Fuels		15,495,759

Pharmaceuticals 1.9%
Endo Pharmaceuticals Holdings, Inc.*	169,778	6,310,648
Medicis Pharmaceutical Corp. - Class A	134,317	4,444,550

Total Pharmaceuticals		10,755,198

Professional Services 0.7%
FTI Consulting, Inc.*	96,003	4,110,848

Total Professional Services		4,110,848

Real Estate Investment Trusts (REITs) 2.1%
Essex Property Trust, Inc.	17,207	2,477,808
Federal Realty Investment Trust	37,451	3,537,621
Home Properties, Inc.	43,236	2,576,001
Taubman Centers, Inc.	51,617	3,459,888

Total Real Estate Investment Trusts (REITs)		12,051,318

Road & Rail 0.7%
JB Hunt Transport Services, Inc.	79,405	4,055,213

Total Road & Rail		4,055,213

Semiconductors & Semiconductor Equipment 3.2%
Lam Research Corp.*	131,967	5,620,475
Semtech Corp.*	179,433	5,113,840
Silicon Laboratories, Inc.*	170,711	7,483,970

Total Semiconductors & Semiconductor Equipment		18,218,285

Software 7.6%
ACI Worldwide, Inc.*	88,077	2,675,779
Advent Software, Inc.*	81,004	2,126,355
ANSYS, Inc.*	93,335	5,645,834
Concur Technologies, Inc.*	95,337	4,990,892
Factset Research Systems, Inc.	64,147	5,665,463
Informatica Corp.*	162,223	6,862,033
MICROS Systems, Inc.*	69,349	3,447,339
Rovi Corp.*	209,493	6,722,631
Solera Holdings, Inc.	102,090	4,876,839

Total Software		43,013,165

Specialty Retail 3.9%
Advance Auto Parts, Inc.	108,024	8,278,959
PetSmart, Inc.	113,866	6,059,949
Tractor Supply Co.	96,390	7,785,420

Total Specialty Retail		22,124,328

Textiles, Apparel & Luxury Goods 7.8%
Carter’s, Inc.*	168,601	7,067,754
Deckers Outdoor Corp.*	86,257	6,973,878
Fossil, Inc.*	85,009	8,080,105
PVH Corp.	101,008	7,796,808
Under Armour, Inc. - Class A*	100,655	8,014,151
Warnaco Group, Inc. (The)*	107,770	6,277,603

Total Textiles, Apparel & Luxury Goods		44,210,299

	Shares	Market Value
Trading Companies & Distributors 2.1%
MSC Industrial Direct Co. - Class A	65,755	$4,998,695
Watsco, Inc.	96,942	6,686,090

Total Trading Companies & Distributors		11,684,785

Total Common Stocks (Cost $537,950,800)		566,121,150

SHORT TERM INVESTMENTS 0.1%

SSgA Government Money Market Fund	524,142	524,142

Total Short Term Investments (Cost $524,142)		524,142

Total Investments 100.0%(a) (Cost $538,474,942)		566,645,292

Liabilities in Excess of Other Assets– 0.0%(b)		(98,292)

Net Assets – 100.0%		$566,547,000

*	Non-Income Producing Security.
(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)
(b)	Amount represents less than 0.05% of net assets.

2

GUGGENHEIM S&P SMALLCAP 600 PURE VALUE ETF SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2012

	Shares	Market Value
COMMON STOCKS 99.9%

Aerospace & Defense 0.9%
AAR Corp.	30,415	$644,494

Total Aerospace & Defense		644,494

Airlines 1.4%
SkyWest, Inc.	77,797	995,802

Total Airlines		995,802

Auto Components 1.4%
Spartan Motors, Inc.	96,762	587,345
Superior Industries International, Inc.	19,585	355,860

Total Auto Components		943,205

Automobiles 0.5%
Winnebago Industries, Inc.*	40,433	369,558

Total Automobiles		369,558

Building Products 1.9%
Apogee Enterprises, Inc.	16,151	222,076
Griffon Corp.*	49,634	494,851
Universal Forest Products, Inc.	18,460	586,474

Total Building Products		1,303,401

Capital Markets 2.4%
Calamos Asset Management, Inc. - Class A	15,066	188,174
Investment Technology Group, Inc.*	40,425	458,420
Piper Jaffray Cos.*	25,397	565,083
Prospect Capital Corp.	17,076	176,224
SWS Group, Inc.	40,651	298,785

Total Capital Markets		1,686,686

Chemicals 2.5%
A. Schulman, Inc.	23,586	577,857
OM Group, Inc.*	27,867	756,032
PolyOne Corp.	28,924	417,084

Total Chemicals		1,750,973

Commercial Banks 2.6%
First BanCorp*	84,891	314,097
First Commonwealth Financial Corp.	63,483	351,696
PrivateBancorp, Inc.	18,407	260,275
Susquehanna Bancshares, Inc.	40,776	372,692
United Community Banks, Inc.*	27,980	212,368
Wintrust Financial Corp.	9,366	287,068

Total Commercial Banks		1,798,196

Commercial Services & Supplies 2.6%
ABM Industries, Inc.	16,845	365,536
G&K Services, Inc. - Class A	7,182	236,001
Geo Group, Inc.(The)*	9,669	169,981
Standard Register Co.(The)	189,144	380,179
United Stationers, Inc.	9,984	322,783
Viad Corp.	14,911	301,650

Total Commercial Services & Supplies		1,776,130

Communications Equipment 1.3%
Bel Fuse, Inc. - Class B	12,320	249,480
Black Box Corp.	21,277	657,885

Total Communications Equipment		907,365

Computers & Peripherals 1.4%
Avid Technology, Inc.*	28,479	275,962
Intevac, Inc.*	52,231	435,084
Novatel Wireless, Inc.*	86,469	248,166

Total Computers & Peripherals		959,212

Construction & Engineering 2.4%
Aegion Corp.*	20,227	345,275
Comfort Systems USA, Inc.	30,412	363,727

	Shares	Market Value
EMCOR Group, Inc.	7,140	$205,846
Orion Marine Group, Inc.*	106,199	768,881

Total Construction & Engineering		1,683,729

Distributors 2.2%
VOXX International Corp.*	120,105	1,527,736

Total Distributors		1,527,736

Diversified Consumer Services 3.9%
Career Education Corp.*	127,485	1,288,873
Corinthian Colleges, Inc.*	142,803	429,837
Lincoln Educational Services Corp.	111,041	969,388

Total Diversified Consumer Services		2,688,098

Electrical Equipment 0.7%
EnerSys*	9,821	284,613
Powell Industries, Inc.*	5,174	179,072

Total Electrical Equipment		463,685

Electronic Equipment, Instruments & Components 7.4%
Anixter International, Inc.*	3,359	220,048
Benchmark Electronics, Inc.*	46,339	797,031
Brightpoint, Inc.*	35,358	414,396
Checkpoint Systems, Inc.*	29,365	308,920
CTS Corp.	34,353	345,591
Insight Enterprises, Inc.*	39,327	725,976
Plexus Corp.*	8,242	298,772
Radisys Corp.*	97,610	588,588
Scansource, Inc.*	9,752	366,383
SYNNEX Corp.*	22,937	829,861
TTM Technologies, Inc.*	20,185	247,670

Total Electronic Equipment, Instruments & Components		5,143,236

Energy Equipment & Services 1.4%
Exterran Holdings, Inc.*	51,674	479,535
Matrix Service Co.*	40,683	473,550

Total Energy Equipment & Services		953,085

Food & Staples Retailing 2.6%
Andersons, Inc.(The)	11,216	454,809
Nash Finch Co.	25,872	755,721
Spartan Stores, Inc.	30,428	570,221

Total Food & Staples Retailing		1,780,751

Food Products 1.4%
Seneca Foods Corp. - Class A*	32,481	939,675

Total Food Products		939,675

Gas Utilities 0.3%
Laclede Group, Inc.(The)	4,238	176,555

Total Gas Utilities		176,555

Health Care Equipment & Supplies 1.1%
Invacare Corp.	18,268	312,017
Natus Medical, Inc.*	19,906	225,137
Symmetry Medical, Inc.*	27,760	208,478

Total Health Care Equipment & Supplies		745,632

Health Care Providers & Services 10.3%
Almost Family, Inc.*	40,737	767,485
Amedisys, Inc.*	85,474	897,477
Cross Country Healthcare, Inc.*	110,027	678,867
Gentiva Health Services, Inc.*	158,107	1,147,857
Healthways, Inc.*	133,418	1,008,640
Kindred Healthcare, Inc.*	76,579	939,624
LHC Group, Inc.*	37,227	551,704
Molina Healthcare, Inc.*	23,725	726,222
PharMerica Corp.*	33,765	423,751

Total Health Care Providers & Services		7,141,627

GUGGENHEIM S&P SMALLCAP 600 PURE VALUE ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2012

	Shares	Market Value
Hotels, Restaurants & Leisure 5.1%
Boyd Gaming Corp.*	119,878	$1,051,330
Jack in the Box, Inc.*	7,313	155,036
Marriott Vacations Worldwide Corp.*	46,481	964,481
O’Charleys, Inc.*	49,128	318,841
Red Robin Gourmet Burgers, Inc.*	5,702	175,108
Ruby Tuesday, Inc.*	83,128	624,291
Ruth’s Hospitality Group, Inc*	35,126	217,430

Total Hotels, Restaurants & Leisure		3,506,517

Household Durables 1.7%
La-Z-Boy, Inc.*	19,562	257,827
M/I Homes, Inc.*	33,590	381,246
Standard Pacific Corp.*	95,160	346,382
Universal Electronics, Inc.*	12,123	224,276

Total Household Durables		1,209,731

Household Products 0.8%
Central Garden and Pet Co. - Class A*	61,076	577,779

Total Household Products		577,779

Industrial Conglomerates 0.3%
Standex International Corp.	4,733	189,746

Total Industrial Conglomerates		189,746

Insurance 6.5%
Delphi Financial Group, Inc. - Class A	10,297	458,319
Horace Mann Educators Corp.	51,366	803,364
Meadowbrook Insurance Group, Inc.	28,252	281,672
National Financial Partners Corp.*	11,800	181,720
Presidential Life Corp.	42,124	469,683
Safety Insurance Group, Inc.	5,249	219,986
Selective Insurance Group, Inc.	23,399	420,714
Stewart Information Services Corp.	63,726	869,860
Tower Group, Inc.	20,528	443,200
United Fire & Casualty Co.	18,543	363,999

Total Insurance		4,512,517

Internet Software & Services 0.6%
United Online, Inc.	76,593	435,048

Total Internet Software & Services		435,048

IT Services 0.9%
CIBER, Inc.*	58,054	252,535
NCI, Inc. - Class A*	52,446	383,905

Total IT Services		636,440

Leisure Equipment & Products 1.0%
Callaway Golf Co.	84,975	569,332
Jakks Pacific, Inc.	10,374	158,515

Total Leisure Equipment & Products		727,847

Machinery 1.0%
Briggs & Stratton Corp.	25,428	396,931
Lydall, Inc.*	34,180	321,976

Total Machinery		718,907

Media 1.7%
Digital Generation, Inc.*	33,134	460,563
E.W. Scripps Co. - Class A*	32,823	278,011
Harte-Hanks, Inc.	20,514	197,960
Live Nation Entertainment, Inc.*	21,540	221,431

Total Media		1,157,965

Metals & Mining 2.7%
A.M. Castle & Co.*	29,182	302,617
AK Steel Holding Corp.	20,461	193,152
Century Aluminum Co.*	31,320	314,140
Materion Corp.*	15,633	459,767
Olympic Steel, Inc.	16,612	428,423

	Shares	Market Value
SunCoke Energy, Inc.*	12,068	$162,073

Total Metals & Mining		1,860,172

Multiline Retail 2.2%
Fred’s, Inc. - Class A	36,018	531,266
Tuesday Morning Corp.*	292,366	994,044

Total Multiline Retail		1,525,310

Oil, Gas & Consumable Fuels 0.5%
Overseas Shipholding Group, Inc.	26,018	330,689

Total Oil, Gas & Consumable Fuels		330,689

Paper & Forest Products 1.1%
Neenah Paper, Inc.	13,645	324,342
Wausau Paper Corp.	48,307	417,372

Total Paper & Forest Products		741,714

Professional Services 2.1%
CDI Corp.	34,765	520,432
Insperity, Inc.	6,254	175,237
Kelly Services, Inc. - Class A	48,222	779,268

Total Professional Services		1,474,937

Real Estate Investment Trusts (REITs) 0.7%
Cedar Realty Trust, Inc.	55,113	275,014
Parkway Properties, Inc.	22,942	221,849

Total Real Estate Investment Trusts (REITs)		496,863

Road & Rail 0.5%
Arkansas Best Corp.	17,986	325,906

Total Road & Rail		325,906

Semiconductors & Semiconductor Equipment 2.1%
Advanced Energy Industries, Inc.*	19,721	209,831
Cohu, Inc.	30,271	397,458
DSP Group, Inc.*	26,929	154,303
Pericom Semiconductor Corp.*	32,743	261,944
Sigma Designs, Inc.*	70,948	427,817

Total Semiconductors & Semiconductor Equipment		1,451,353

Software 0.2%
THQ, Inc.*	230,832	154,634

Total Software		154,634

Specialty Retail 11.2%
Big 5 Sporting Goods Corp.	60,749	482,347
Brown Shoe Co., Inc.	81,278	768,077
Cabela’s, Inc.*	5,863	152,907
Christopher & Banks Corp.	141,465	292,832
Coldwater Creek, Inc.*	337,015	296,573
Group 1 Automotive, Inc.	9,236	492,648
Haverty Furniture Cos., Inc.	26,062	325,254
Lithia Motors, Inc. - Class A	15,546	345,277
MarineMax, Inc.*	105,918	870,646
OfficeMax, Inc.*	170,715	944,054
PEP Boys-Manny Moe & Jack	43,183	647,745
Sonic Automotive, Inc. - Class A	35,640	555,628
Stage Stores, Inc.	41,621	640,131
Stein Mart, Inc.*	96,498	699,610
Zale Corp.*	86,414	246,280

Total Specialty Retail		7,760,009

Textiles, Apparel & Luxury Goods 3.5%
Perry Ellis International, Inc.*	61,475	955,321
Quiksilver, Inc.*	173,598	774,247
Skechers U.S.A., Inc. - Class A*	58,055	705,949

Total Textiles, Apparel & Luxury Goods		2,435,517

Tobacco 0.3%
Alliance One International, Inc.*	60,595	176,331

Total Tobacco		176,331

2

GUGGENHEIM S&P SMALLCAP 600 PURE VALUE ETF SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	January 31, 2012

	Shares	Market Value
Trading Companies & Distributors 0.6%
Lawson Products, Inc.	26,767	$449,418

Total Trading Companies & Distributors		449,418

Total Common Stocks (Cost $70,693,656)		69,234,181

SHORT TERM INVESTMENTS 0.1%

SSgA Government Money Market Fund	82,650	82,650

Total Short Term Investments (Cost $82,650)		82,650

Total Investments 100.0%(a) (Cost $70,776,306)		69,316,831

Liabilities in Excess of Other Assets – 0.0%(b)		(4,617)

Net Assets – 100.0%		$69,312,214

*	Non-Income Producing Security.
(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)
(b)	Amount represents less than 0.05% of net assets.

3

GUGGENHEIM S&P SMALLCAP 600 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2012

	Shares	Market Value
COMMON STOCKS 99.8%

Aerospace & Defense 3.4%
Aerovironment, Inc.*	7,786	$216,996
American Science & Engineering, Inc.	10,808	772,772
Cubic Corp.	13,269	613,559
National Presto Industries, Inc.	5,078	496,222
Teledyne Technologies, Inc.*	6,065	344,249

Total Aerospace & Defense		2,443,798

Air Freight & Logistics 0.3%
Forward Air Corp.	6,848	239,680

Total Air Freight & Logistics		239,680

Airlines 1.1%
Allegiant Travel Co.*	14,500	797,065

Total Airlines		797,065

Beverages 0.8%
Boston Beer Co., Inc. - Class A*	5,976	597,899

Total Beverages		597,899

Biotechnology 2.5%
ArQule, Inc.*	63,060	498,174
Cubist Pharmaceuticals, Inc.*	15,409	628,995
Momenta Pharmaceuticals, Inc.*	44,010	690,304

Total Biotechnology		1,817,473

Capital Markets 0.7%
Financial Engines, Inc.*	19,818	474,641

Total Capital Markets		474,641

Chemicals 1.3%
Balchem Corp.	11,030	417,375
Hawkins, Inc.	13,581	537,808

Total Chemicals		955,183

Commercial Services & Supplies 0.9%
Portfolio Recovery Associates, Inc.*	10,176	660,931

Total Commercial Services & Supplies		660,931

Communications Equipment 0.9%
Netgear, Inc.*	8,044	320,312
ViaSat, Inc.*	6,331	300,976

Total Communications Equipment		621,288

Computers & Peripherals 0.9%
Synaptics, Inc.*	16,097	616,676

Total Computers & Peripherals		616,676

Consumer Finance 2.7%
Cash America International, Inc.	11,640	510,530
EZCORP, Inc. - Class A*	16,248	435,771
First Cash Financial Services, Inc.*	7,943	319,706
World Acceptance Corp.*	10,334	658,483

Total Consumer Finance		1,924,490

Diversified Consumer Services 3.1%
American Public Education, Inc.*	15,865	637,773
Capella Education Co.*	18,304	774,809
Coinstar, Inc.*	16,277	809,455

Total Diversified Consumer Services		2,222,037

Diversified Telecommunication Services 0.7%
Atlantic Tele-Network, Inc.	13,852	499,919

Total Diversified Telecommunication Services		499,919

Electrical Equipment 1.6%
AZZ, Inc.	7,538	370,040
Franklin Electric Co., Inc.	8,622	431,617
II-VI, Inc.*	15,062	346,577

Total Electrical Equipment		1,148,234

	Shares	Market Value
Electronic Equipment, Instruments & Components 3.3%
Cognex Corp.	12,056	$500,927
DTS, Inc.*	16,315	462,204
FARO Technologies, Inc.*	4,849	263,203
Littelfuse, Inc.	9,213	467,191
MTS Systems Corp.	7,663	351,655
OSI Systems, Inc.*	6,301	338,553

Total Electronic Equipment, Instruments & Components		2,383,733

Energy Equipment & Services 2.0%
Lufkin Industries, Inc.	4,885	367,450
OYO Geospace Corp.*	3,294	289,905
SEACOR Holdings, Inc.*	8,376	766,655

Total Energy Equipment & Services		1,424,010

Food & Staples Retailing 0.8%
Casey’s General Stores, Inc.	11,760	599,054

Total Food & Staples Retailing		599,054

Food Products 2.3%
J&J Snack Foods Corp.	9,180	468,456
Sanderson Farms, Inc.	12,112	616,985
TreeHouse Foods, Inc.*	9,343	528,253

Total Food Products		1,613,694

Gas Utilities 0.4%
South Jersey Industries, Inc.	5,616	308,206

Total Gas Utilities		308,206

Health Care Equipment & Supplies 6.9%
Abaxis, Inc.*	9,990	270,529
Analogic Corp.	7,904	448,394
Cyberonics, Inc.*	15,401	500,533
Haemonetics Corp.*	9,819	637,842
ICU Medical, Inc.*	14,040	652,439
Neogen Corp.*	14,780	481,385
NuVasive, Inc.*	40,235	623,642
SonoSite, Inc.*	12,837	692,043
Zoll Medical Corp.*	8,745	599,732

Total Health Care Equipment & Supplies		4,906,539

Health Care Providers & Services 6.8%
Air Methods Corp.*	6,932	584,368
Chemed Corp.	10,257	575,828
CorVel Corp.*	12,793	622,763
Ensign Group, Inc.(The)	16,854	446,800
IPC The Hospitalist Co., Inc.*	15,006	505,552
Landauer, Inc.	9,347	531,096
Magellan Health Services, Inc.*	14,550	710,331
MWI Veterinary Supply, Inc.*	10,844	851,362

Total Health Care Providers & Services		4,828,100

Health Care Technology 2.5%
Computer Programs & Systems, Inc.	10,998	629,635
Medidata Solutions, Inc.*	27,143	567,289
Quality Systems, Inc.	14,717	596,922

Total Health Care Technology		1,793,846

Hotels, Restaurants & Leisure 5.8%
Biglari Holdings, Inc.*	1,635	647,362
BJ’s Restaurants, Inc.*	13,445	672,653
Buffalo Wild Wings, Inc.*	11,651	775,491
CEC Entertainment, Inc.	13,968	491,255
DineEquity, Inc.*	12,932	614,529
Papa John’s International, Inc.*	8,510	329,677
Peet’s Coffee & Tea, Inc.*	9,999	608,139

Total Hotels, Restaurants & Leisure		4,139,106

GUGGENHEIM S&P SMALLCAP 600 PURE GROWTH ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2012

	Shares	Market Value
Household Durables 0.7%
iRobot Corp.*	14,280	$471,811

Total Household Durables		471,811

Household Products 0.4%
WD-40 Co.	6,249	273,331

Total Household Products		273,331

Insurance 1.8%
Infinity Property & Casualty Corp.	10,129	590,318
ProAssurance Corp.	4,905	400,395
RLI Corp.	4,302	306,819

Total Insurance		1,297,532

Internet & Catalog Retail 0.4%
Blue Nile, Inc.*	6,846	276,236

Total Internet & Catalog Retail		276,236

Internet Software & Services 3.4%comScore, Inc.*	13,598	301,196
InfoSpace, Inc.*	43,874	540,089
j2 Global, Inc.	9,142	246,468
Liquidity Services, Inc.*	5,064	174,759
LivePerson, Inc.*	19,374	232,488
LogMeIn, Inc.*	14,771	588,329
Stamps.com, Inc.*	11,103	344,304

Total Internet Software & Services		2,427,633

IT Services 3.3%
CACI International, Inc. - Class A*	11,817	693,539
Forrester Research, Inc.*	7,052	246,397
Higher One Holdings, Inc.*	19,084	323,283
MAXIMUS, Inc.	12,327	555,085
Wright Express Corp.*	9,211	504,026

Total IT Services		2,322,330

Leisure Equipment & Products 0.8%
Sturm Ruger & Co., Inc.	15,372	609,500

Total Leisure Equipment & Products		609,500

Machinery 1.0%
Lindsay Corp.	5,372	328,390
Toro Co.(The)	5,983	379,263

Total Machinery		707,653

Media 0.5%
Arbitron, Inc.	9,166	327,318

Total Media		327,318

Oil, Gas & Consumable Fuels 2.2%
Approach Resources, Inc.*	9,436	331,487
Contango Oil & Gas Co.*	10,738	668,762
GeoResources, Inc.*	17,620	539,348

Total Oil, Gas & Consumable Fuels		1,539,597

Paper & Forest Products 1.2%
Deltic Timber Corp.	6,558	446,731
Schweitzer-Mauduit International, Inc.	5,541	385,266

Total Paper & Forest Products		831,997

Personal Products 0.7%
Medifast, Inc.*	28,376	467,636

Total Personal Products		467,636

Pharmaceuticals 3.6%
Hi-Tech Pharmacal Co., Inc.*	19,422	757,070
Medicines Co.(The)*	27,443	552,153
Questcor Pharmaceuticals, Inc.*	13,932	493,611
Salix Pharmaceuticals Ltd.*	5,468	263,558
ViroPharma, Inc.*	16,545	492,875

Total Pharmaceuticals		2,559,267

	Shares	Market Value
Professional Services 1.5%
Dolan Co.(The)*	60,206	$567,743
Exponent, Inc.*	9,690	473,356

Total Professional Services		1,041,099

Real Estate Investment Trusts (REITs) 1.2%
EastGroup Properties, Inc.	5,001	237,547
Mid-America Apartment Communities, Inc.	4,650	297,228
PS Business Parks, Inc.	4,971	308,898

Total Real Estate Investment Trusts (REITs)		843,673

Semiconductors & Semiconductor Equipment 9.9%
Cabot Microelectronics Corp.*	8,490	428,066
CEVA, Inc.*	8,448	228,180
Cirrus Logic, Inc.*	37,578	767,719
Cymer, Inc.*	7,940	395,333
Entropic Communications, Inc.*	85,536	499,530
Exar Corp.*	78,681	525,589
GT Advanced Technologies, Inc.*	49,331	425,233
Hittite Microwave Corp.*	13,597	748,107
Kulicke & Soffa Industries, Inc.*	60,058	649,227
Power Integrations, Inc.	15,563	560,112
Rubicon Technology, Inc.*	47,749	517,122
Veeco Instruments, Inc.*	30,040	733,276
Volterra Semiconductor Corp.*	19,056	574,920

Total Semiconductors & Semiconductor Equipment		7,052,414

Software 7.4%
Blackbaud, Inc.	8,234	250,561
CommVault Systems, Inc.*	13,693	643,571
Ebix, Inc.	20,785	515,052
Interactive Intelligence Group*	12,283	317,024
JDA Software Group, Inc.*	9,066	267,175
Manhattan Associates, Inc.*	6,487	284,714
MicroStrategy, Inc. - Class A*	4,575	526,674
Netscout Systems, Inc.*	16,024	331,056
OPNET Technologies, Inc.	10,493	371,977
Sourcefire, Inc.*	16,763	519,988
Synchronoss Technologies, Inc.*	8,063	269,466
Taleo Corp. - Class A*	4,685	168,707
Tyler Technologies, Inc.*	12,866	451,983
Websense, Inc.*	17,278	326,554

Total Software		5,244,502

Specialty Retail 5.6%
Buckle, Inc.(The)	13,719	598,560
Children’s Place Retail Stores, Inc.(The)*	7,109	354,668
Genesco, Inc.*	8,119	495,827
Hibbett Sports, Inc.*	11,218	537,679
JOS A Bank Clothiers, Inc.*	12,171	581,165
Monro Muffler Brake, Inc.	12,493	523,957
Rue21, Inc.*	18,835	455,995
Vitamin Shoppe, Inc.*	10,330	441,504

Total Specialty Retail		3,989,355

Textiles, Apparel & Luxury Goods 2.1%
Steven Madden Ltd.*	15,983	657,541
True Religion Apparel, Inc.*	15,076	546,354
Wolverine World Wide, Inc.	6,728	262,997

Total Textiles, Apparel & Luxury Goods		1,466,892

Water Utilities 0.4%
American States Water Co.	7,837	283,464

Total Water Utilities		283,464

Total Common Stocks (Cost $69,040,571)		71,048,842

2

GUGGENHEIM S&P SMALLCAP 600 PURE GROWTH ETF SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	January 31, 2012

	Shares	Market Value
SHORT TERM INVESTMENTS 1.9%

SSgA Government Money Market Fund	1,400,978	$1,400,978

Total Short Term Investments (Cost $1,400,978)		1,400,978

Total Investments 101.7%(a) (Cost $70,441,549)		72,449,820

Liabilities in Excess of Other Assets – (1.7)%		(1,235,409)

Net Assets – 100.0%		$71,214,411

*	Non-Income Producing Security.
(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

3

GUGGENHEIM 2X S&P 500 ETF SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2012

	Shares	Market Value
COMMON STOCKS 83.0%
Aerospace & Defense 2.2%
Boeing Co.(The)	3,826	$283,813
General Dynamics Corp.	1,834	126,840
Goodrich Corp.	646	80,589
Honeywell International, Inc.	3,980	230,999
L-3 Communications Holdings, Inc.	513	36,290
Lockheed Martin Corp.	1,366	112,449
Northrop Grumman Corp.	1,346	78,135
Precision Castparts Corp.	743	121,614
Raytheon Co.	1,781	85,470
Rockwell Collins, Inc.	780	45,154
Textron, Inc.	1,431	36,462
United Technologies Corp.	4,664	365,424

Total Aerospace & Defense		1,603,239

Air Freight & Logistics 0.9%
C.H. Robinson Worldwide, Inc.	845	58,170
Expeditors International of Washington, Inc.	1,092	48,758
FedEx Corp.	1,631	149,220
United Parcel Service, Inc. - Class B	4,966	375,678

Total Air Freight & Logistics		631,826

Airlines 0.1%
Southwest Airlines Co.	4,005	38,368

Total Airlines		38,368

Auto Components 0.2%
BorgWarner, Inc.*	565	42,166
Goodyear Tire & Rubber Co.(The)*	1,257	16,341
Johnson Controls, Inc.	3,502	111,258

Total Auto Components		169,765

Automobiles 0.4%
Ford Motor Co.	19,553	242,849
Harley-Davidson, Inc.	1,196	52,851

Total Automobiles		295,700

Beverages 2.1%
Beam, Inc.	800	41,848
Brown-Forman Corp. - Class B	519	42,148
Coca-Cola Co.(The)	11,686	789,155
Coca-Cola Enterprises, Inc.	1,605	42,998
Constellation Brands, Inc. - Class A*	895	18,705
Dr Pepper Snapple Group, Inc.	1,102	42,780
Molson Coors Brewing Co. - Class B	811	34,784
PepsiCo, Inc.	8,046	528,381

Total Beverages		1,540,799

Biotechnology 1.1%
Amgen, Inc.	4,081	277,141
Biogen Idec, Inc.*	1,249	147,282
Celgene Corp.*	2,285	166,119
Gilead Sciences, Inc.*	3,864	188,718

Total Biotechnology		779,260

Building Products 0.0%(a)
Masco Corp.	1,840	22,209

Total Building Products		22,209

Capital Markets 1.6%
Ameriprise Financial, Inc.	1,165	62,386
Bank of New York Mellon Corp.(The)	6,239	125,591
BlackRock, Inc.	515	93,730
Charles Schwab Corp.(The)	5,555	64,716
E*Trade Financial Corp.*	1,308	10,712
Federated Investors, Inc. - Class B	474	8,096
Franklin Resources, Inc.	750	79,575

	Shares	Market Value
Goldman Sachs Group, Inc.(The)	2,532	$282,242
Invesco Ltd.	2,322	52,408
Legg Mason, Inc.	641	16,326
Morgan Stanley	7,635	142,393
Northern Trust Corp.	1,239	51,059
State Street Corp.	2,533	99,243
T. Rowe Price Group, Inc.	1,301	75,250

Total Capital Markets		1,163,727

Chemicals 2.0%
Air Products & Chemicals, Inc.	1,083	95,336
Airgas, Inc.	352	27,783
CF Industries Holdings, Inc.	335	59,422
Dow Chemical Co.(The)	6,081	203,774
Du Pont (E.I.) de Nemours & Co.	4,754	241,931
Eastman Chemical Co.	709	35,677
Ecolab, Inc.	1,545	93,380
FMC Corp.	363	33,643
International Flavors & Fragrances, Inc.	416	23,217
Monsanto Co.	2,755	226,048
Mosaic Co.(The)	1,532	85,746
PPG Industries, Inc.	794	71,127
Praxair, Inc.	1,543	163,867
Sherwin-Williams Co.(The)	442	43,108
Sigma-Aldrich Corp.	619	42,117

Total Chemicals		1,446,176

Commercial Banks 2.2%
BB&T Corp.	3,586	97,503
Comerica, Inc.	1,023	28,307
Fifth Third Bancorp	4,731	61,550
First Horizon National Corp.	1,356	11,838
Huntington Bancshares, Inc.	4,447	25,392
KeyCorp	4,904	38,104
M&T Bank Corp.	645	51,432
PNC Financial Services Group, Inc.	2,706	159,438
Regions Financial Corp.	6,479	33,820
SunTrust Banks, Inc.	2,763	56,835
US Bancorp	9,820	277,121
Wells Fargo & Co.	27,135	792,613
Zions Bancorp	949	15,981

Total Commercial Banks		1,649,934

Commercial Services & Supplies 0.4%
Avery Dennison Corp.	543	14,743
Cintas Corp.	568	21,044
Iron Mountain, Inc.	956	29,464
Pitney Bowes, Inc.	1,028	19,501
R.R. Donnelley & Sons Co.	965	10,962
Republic Services, Inc.	1,621	47,463
Stericycle, Inc.*	437	36,717
Waste Management, Inc.	2,368	82,312

Total Commercial Services & Supplies		262,206

Communications Equipment 1.8%
Cisco Systems, Inc.	27,662	543,005
F5 Networks, Inc.*	408	48,854
Harris Corp.	596	24,436
JDS Uniphase Corp.*	1,178	14,949
Juniper Networks, Inc.*	2,708	56,679
Motorola Mobility Holdings, Inc.*	1,356	52,382
Motorola Solutions, Inc.	1,475	68,455
QUALCOMM, Inc.	8,648	508,675

Total Communications Equipment		1,317,435

Computers & Peripherals 4.1%
Apple, Inc.*	4,782	2,182,887
Dell, Inc.*	7,857	135,376

GUGGENHEIM 2X S&P 500 ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2012

	Shares	Market Value
EMC Corp.*	10,495	$270,351
Hewlett-Packard Co.	10,223	286,040
Lexmark International, Inc. - Class A*	368	12,843
NetApp, Inc.*	1,845	69,630
SanDisk Corp.*	1,238	56,800
Western Digital Corp.*	1,204	43,766

Total Computers & Peripherals		3,057,693

Construction & Engineering 0.1%
Fluor Corp.	873	49,097
Jacobs Engineering Group, Inc.*	659	29,497
Quanta Services, Inc.*	1,081	23,350

Total Construction & Engineering		101,944

Construction Materials 0.0%(a)
Vulcan Materials Co.	665	29,167

Total Construction Materials		29,167

Consumer Finance 0.7%
American Express Co.	5,199	260,678
Capital One Financial Corp.	2,364	108,153
Discover Financial Services	2,828	76,865
SLM Corp.	2,618	39,139

Total Consumer Finance		484,835

Containers & Packaging 0.1%
Ball Corp.	837	32,861
Bemis Co., Inc.	530	16,578
Owens-Illinois, Inc.*	846	20,346
Sealed Air Corp.	989	19,711

Total Containers & Packaging		89,496

Distributors 0.1%
Genuine Parts Co.	801	51,088

Total Distributors		51,088

Diversified Consumer Services 0.1%
Apollo Group, Inc. - Class A*	598	31,341
DeVry, Inc.	311	11,743
H&R Block, Inc.	1,508	24,671

Total Diversified Consumer Services		67,755

Diversified Financial Services 2.4%
Bank of America Corp.	52,155	371,865
Citigroup, Inc.	15,043	462,121
CME Group, Inc. - Class A	341	81,673
IntercontinentalExchange, Inc.*	373	42,701
JPMorgan Chase & Co.	19,551	729,252
Leucadia National Corp.	1,020	28,315
Moody’s Corp.	1,005	37,416
Nasdaq OMX Group, Inc.(The)*	656	16,256
NYSE Euronext	1,347	35,777

Total Diversified Financial Services		1,805,376

Diversified Telecommunication Services 2.2%
AT&T, Inc.	30,493	896,799
CenturyTel, Inc.	3,178	117,682
Frontier Communications Corp.	5,119	21,909
Verizon Communications, Inc.	14,568	548,631
Windstream Corp.	2,998	36,186

Total Diversified Telecommunication Services		1,621,207

Electric Utilities 1.6%
American Electric Power Co., Inc.	2,485	98,307
Duke Energy Corp.	6,859	146,165
Edison International	1,676	68,783
Entergy Corp.	906	62,858
Exelon Corp.	3,411	135,690
FirstEnergy Corp.	2,151	90,815
NextEra Energy, Inc.	2,175	130,174
Northeast Utilities	911	31,657

	Shares	Market Value
Pepco Holdings, Inc.	1,169	$22,983
Pinnacle West Capital Corp.	562	26,560
PPL Corp.	2,976	82,703
Progress Energy, Inc.	1,519	82,527
Southern Co.	4,435	202,059

Total Electric Utilities		1,181,281

Electrical Equipment 0.5%
Cooper Industries PLC	814	48,124
Emerson Electric Co.	3,787	194,576
Rockwell Automation, Inc.	730	56,845
Roper Industries, Inc.	497	46,415

Total Electrical Equipment		345,960

Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. - Class A	854	46,483
Corning, Inc.	8,085	104,054
FLIR Systems, Inc.	803	20,677
Jabil Circuit, Inc.	943	21,369
Molex, Inc.	706	18,667
TE Connectivity Ltd.	2,183	74,440

Total Electronic Equipment, Instruments & Components		285,690

Energy Equipment & Services 1.7%
Baker Hughes, Inc.	2,247	110,395
Cameron International Corp.*	1,262	67,139
Diamond Offshore Drilling, Inc.	358	22,303
FMC Technologies, Inc.*	1,226	62,661
Halliburton Co.	4,733	174,080
Helmerich & Payne, Inc.	551	34,002
Nabors Industries Ltd.*	1,481	27,576
National-Oilwell Varco, Inc.	2,182	161,424
Noble Corp.*	1,299	45,257
Rowan Cos., Inc.*	644	21,903
Schlumberger Ltd.	6,905	519,049

Total Energy Equipment & Services		1,245,789

Food & Staples Retailing 1.9%
Costco Wholesale Corp.	2,229	183,380
CVS Caremark Corp.	6,697	279,600
Kroger Co.(The)	3,073	73,014
Safeway, Inc.	1,749	38,443
SUPERVALU, Inc.	1,093	7,553
Sysco Corp.	3,035	91,384
Wal-Mart Stores, Inc.	8,988	551,504
Walgreen Co.	4,576	152,655
Whole Foods Market, Inc.	821	60,778

Total Food & Staples Retailing		1,438,311

Food Products 1.5%
Archer-Daniels-Midland Co.	3,438	98,430
Campbell Soup Co.	924	29,291
ConAgra Foods, Inc.	2,133	56,887
Dean Foods Co.*	945	10,168
General Mills, Inc.	3,310	131,837
H.J. Heinz Co.	1,648	85,449
Hershey Co.(The)	786	48,009
Hormel Foods Corp.	711	20,463
J.M. Smucker Co.(The)	585	46,086
Kellogg Co.	1,274	63,088
Kraft Foods, Inc. - Class A	9,092	348,224
McCormick & Co., Inc.	681	34,418
Mead Johnson Nutrition Co.	1,047	77,572
Sara Lee Corp.	3,040	58,216
Tyson Foods, Inc. - Class A	1,503	28,016

Total Food Products		1,136,154

2

GUGGENHEIM 2X S&P 500 ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2012

	Shares	Market Value
Gas Utilities 0.1%
AGL Resources, Inc.	601	$24,947
Oneok, Inc.	530	44,075

Total Gas Utilities		69,022

Health Care Equipment & Supplies 1.5%
Baxter International, Inc.	2,902	161,003
Becton, Dickinson and Co.	1,105	86,643
Boston Scientific Corp.*	7,624	45,439
C.R. Bard, Inc.	440	40,709
CareFusion Corp.*	1,156	27,686
Covidien PLC	2,483	127,875
DENTSPLY International, Inc.	728	27,475
Edwards Lifesciences Corp.*	586	48,445
Intuitive Surgical, Inc.*	200	91,982
Medtronic, Inc.	5,432	209,512
St Jude Medical, Inc.	1,641	68,446
Stryker Corp.	1,673	92,734
Varian Medical Systems, Inc.*	578	38,073
Zimmer Holdings, Inc.*	923	56,072

Total Health Care Equipment & Supplies		1,122,094

Health Care Providers & Services 1.7%
Aetna, Inc.	1,865	81,501
AmerisourceBergen Corp.	1,329	51,791
Cardinal Health, Inc.	1,778	76,507
CIGNA Corp.	1,469	65,855
Coventry Health Care, Inc.*	743	22,342
DaVita, Inc.*	480	39,269
Express Scripts, Inc.*	2,502	128,002
Humana, Inc.	842	74,955
Laboratory Corp. of America Holdings*	509	46,518
McKesson Corp.	1,264	103,294
Medco Health Solutions, Inc.*	1,992	123,544
Patterson Cos., Inc.	452	14,559
Quest Diagnostics, Inc.	812	47,161
Tenet Healthcare Corp.*	2,235	11,823
UnitedHealth Group, Inc.	5,485	284,068
WellPoint, Inc.	1,791	115,197

Total Health Care Providers & Services		1,286,386

Health Care Technology 0.1%
Cerner Corp.*	751	45,728

Total Health Care Technology		45,728

Hotels, Restaurants & Leisure 1.7%
Carnival Corp.	2,327	70,275
Chipotle Mexican Grill, Inc.*	160	58,766
Darden Restaurants, Inc.	680	31,192
International Game Technology	1,531	24,389
Marriott International, Inc. - Class A	1,381	47,575
McDonald’s Corp.	5,264	521,399
Starbucks Corp.	3,835	183,812
Starwood Hotels & Resorts Worldwide, Inc.	990	53,698
Wyndham Worldwide Corp.	787	31,291
Wynn Resorts Ltd.	406	46,783
Yum! Brands, Inc.	2,369	150,029

Total Hotels, Restaurants & Leisure		1,219,209

Household Durables 0.2%
DR Horton, Inc.	1,431	19,920
Harman International Industries, Inc.	362	15,276
Leggett & Platt, Inc.	717	15,387
Lennar Corp. - Class A	827	17,772
Newell Rubbermaid, Inc.	1,489	27,502
Pulte Homes, Inc.*	1,732	12,903
Whirlpool Corp.	394	21,402

Total Household Durables		130,162

	Shares	Market Value
Household Products 1.8%
Clorox Co. (The)	680	$46,689
Colgate-Palmolive Co.	2,491	225,983
Kimberly-Clark Corp.	2,028	145,124
Procter & Gamble Co. (The)	14,158	892,520

Total Household Products		1,310,316

Independent Power Producers & Energy Traders 0.1%
AES Corp. (The)*	3,318	42,338
Constellation Energy Group, Inc.	1,036	37,741
NRG Energy, Inc.*	1,183	19,969

Total Independent Power Producers & Energy Traders		100,048

Industrial Conglomerates 2.2%
3M Co.	3,607	312,763
Danaher Corp.	2,931	153,907
General Electric Co.	54,324	1,016,402
Tyco International Ltd.	2,377	121,108

Total Industrial Conglomerates		1,604,180

Insurance 3.0%
ACE Ltd.	1,732	120,547
AFLAC, Inc.	2,401	115,800
Allstate Corp. (The)	2,602	75,068
American International Group, Inc.*	2,249	56,472
Aon Corp.	1,662	80,491
Assurant, Inc.	473	18,731
Berkshire Hathaway, Inc. - Class B*	9,046	708,935
Chubb Corp. (The)	1,431	96,464
Cincinnati Financial Corp.	834	27,255
Genworth Financial, Inc. - Class A*	2,527	19,483
Hartford Financial Services Group, Inc.	2,293	40,173
Lincoln National Corp.	1,554	33,473
Loews Corp.	1,571	58,614
Marsh & McLennan Cos., Inc.	2,769	87,473
MetLife, Inc.	5,442	192,266
Principal Financial Group, Inc.	1,570	42,877
Progressive Corp. (The)	3,173	64,348
Prudential Financial, Inc.	2,427	138,921
Torchmark Corp.	525	23,977
Travelers Cos., Inc. (The)	2,123	123,771
Unum Group	1,505	34,359
XL Group PLC	1,650	33,446

Total Insurance		2,192,944

Internet & Catalog Retail 0.8%
Amazon.com, Inc.*	1,871	363,797
Expedia, Inc.	488	15,797
Netflix, Inc.*	285	34,257
priceline.com, Inc.*	257	136,076
TripAdvisor, Inc.*	488	16,060

Total Internet & Catalog Retail		565,987

Internet Software & Services 1.5%
Akamai Technologies, Inc.*	925	29,831
eBay, Inc.*	5,913	186,851
Google, Inc. - Class A*	1,301	754,723
VeriSign, Inc.	820	30,389
Yahoo!, Inc.*	6,381	98,714

Total Internet Software & Services		1,100,508

IT Services 3.2%
Accenture PLC - Class A	3,299	189,165
Automatic Data Processing, Inc.	2,515	137,772
Cognizant Technology Solutions Corp. - Class A*	1,553	111,428
Computer Sciences Corp.	797	20,586
Fidelity National Information Services, Inc.	1,247	35,614

3

GUGGENHEIM 2X S&P 500 ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2012

	Shares	Market Value
Fiserv, Inc.*	724	$45,532
International Business Machines Corp.	6,064	1,167,926
Mastercard, Inc. - Class A	548	194,852
Paychex, Inc.	1,658	52,227
SAIC, Inc.*	1,420	18,261
Teradata Corp.*	860	46,062
Total System Services, Inc.	834	17,881
Visa, Inc. - Class A	2,617	263,375
Western Union Co.(The)	3,186	60,853

Total IT Services		2,361,534

Leisure Equipment & Products 0.1%
Hasbro, Inc.	598	20,876
Mattel, Inc.	1,742	54,002

Total Leisure Equipment & Products		74,878

Life Sciences Tools & Services 0.4%
Agilent Technologies, Inc.*	1,787	75,894
Life Technologies Corp.*	918	44,459
PerkinElmer, Inc.	581	13,932
Thermo Fisher Scientific, Inc.*	1,946	102,944
Waters Corp.*	462	39,995

Total Life Sciences Tools & Services		277,224

Machinery 1.8%
Caterpillar, Inc.	3,328	363,151
Cummins, Inc.	994	103,376
Deere & Co.	2,130	183,499
Dover Corp.	955	60,556
Eaton Corp.	1,720	84,332
Flowserve Corp.	286	31,509
Illinois Tool Works, Inc.	2,487	131,886
Ingersoll-Rand PLC	1,606	56,114
Joy Global, Inc.	542	49,154
PACCAR, Inc.	1,843	81,461
Pall Corp.	592	35,331
Parker Hannifin Corp.	778	62,769
Snap-on, Inc.	298	16,840
Stanley Black & Decker, Inc.	869	60,986
Xylem, Inc.	950	24,614

Total Machinery		1,345,578

Media 2.6%
Cablevision Systems Corp. - Class A	1,135	16,514
CBS Corp. - Class B	3,369	95,949
Comcast Corp. - Class A	14,022	372,845
DIRECTV - Class A*	3,630	163,386
Discovery Communications, Inc. - Class A*	1,360	58,317
Gannett Co., Inc.	1,226	17,373
Interpublic Group of Cos., Inc. (The)	2,373	24,513
McGraw-Hill Cos., Inc. (The)	1,510	69,460
News Corp. - Class A	11,284	212,478
Omnicom Group, Inc.	1,418	64,675
Scripps Networks Interactive, Inc. - Class A	501	21,723
Time Warner Cable, Inc.	1,642	121,048
Time Warner, Inc.	5,151	190,896
Viacom, Inc. - Class B	2,842	133,688
Walt Disney Co.(The)	9,243	359,553
Washington Post Co.(The) - Class B	24	9,089

Total Media		1,931,507

Metals & Mining 0.8%
Alcoa, Inc.	5,476	55,636
Allegheny Technologies, Inc.	546	24,783
Cliffs Natural Resources, Inc.	736	53,176
Freeport-McMoRan Copper & Gold, Inc.	4,876	225,320
Newmont Mining Corp.	2,546	156,528
Nucor Corp.	1,629	72,474

	Shares	Market Value
Titanium Metals Corp.	424	$6,521
United States Steel Corp.	742	22,401

Total Metals & Mining		616,839

Multi-Utilities 1.1%
Ameren Corp.	1,246	39,423
CenterPoint Energy, Inc.	2,191	40,468
CMS Energy Corp.	1,297	28,313
Consolidated Edison, Inc.	1,508	88,912
Dominion Resources, Inc.	2,931	146,667
DTE Energy Co.	871	46,346
Integrys Energy Group, Inc.	402	20,868
NiSource, Inc.	1,448	32,913
PG&E Corp.	2,088	84,898
Public Service Enterprise Group, Inc.	2,602	78,945
SCANA Corp.	594	26,629
Sempra Energy	1,234	70,215
TECO Energy, Inc.	1,110	20,035
Wisconsin Energy Corp.	1,190	40,460
Xcel Energy, Inc.	2,497	66,420

Total Multi-Utilities		831,512

Multiline Retail 0.7%
Big Lots, Inc.*	336	13,269
Dollar Tree, Inc.*	611	51,819
Family Dollar Stores, Inc.	605	33,759
J.C. Penney Co., Inc.	736	30,581
Kohl’s Corp.	1,305	60,017
Macy’s, Inc.	2,160	72,770
Nordstrom, Inc.	832	41,084
Sears Holdings Corp.*	197	8,304
Target Corp.	3,456	175,599

Total Multiline Retail		487,202

Office Electronics 0.1%
Xerox Corp.	7,138	55,320

Total Office Electronics		55,320

Oil, Gas & Consumable Fuels 8.2%
Alpha Natural Resources, Inc.*	1,132	22,776
Anadarko Petroleum Corp.	2,563	206,885
Apache Corp.	1,975	195,288
Cabot Oil & Gas Corp.	1,075	34,293
Chesapeake Energy Corp.	3,393	71,694
Chevron Corp.	10,248	1,056,364
ConocoPhillips	6,831	465,943
Consol Energy, Inc.	1,168	41,744
Denbury Resources, Inc.*	2,043	38,531
Devon Energy Corp.	2,077	132,533
El Paso Corp.	3,967	106,593
EOG Resources, Inc.	1,382	146,686
EQT Corp.	769	38,850
Exxon Mobil Corp.	24,664	2,065,363
Hess Corp.	1,533	86,308
Marathon Oil Corp.	3,620	113,632
Marathon Petroleum Corp.	1,833	70,057
Murphy Oil Corp.	994	59,242
Newfield Exploration Co.*	680	25,711
Noble Energy, Inc.	903	90,905
Occidental Petroleum Corp.	4,176	416,640
Peabody Energy Corp.	1,394	47,521
Pioneer Natural Resources Co.	630	62,559
QEP Resources, Inc.	911	26,091
Range Resources Corp.	805	46,304
Southwestern Energy Co.*	1,788	55,678
Spectra Energy Corp.	3,346	105,366
Sunoco, Inc.	549	21,060
Tesoro Corp.*	732	18,322

4

GUGGENHEIM 2X S&P 500 ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2012

	Shares	Market Value
Valero Energy Corp.	2,881	$69,115
Williams Cos., Inc.(The)	3,032	87,382
WPX Energy, Inc.*	1,011	16,661

Total Oil, Gas & Consumable Fuels		6,042,097

Paper & Forest Products 0.1%
International Paper Co.	2,250	70,065
MeadWestvaco Corp.	879	25,878

Total Paper & Forest Products		95,943

Personal Products 0.1%
Avon Products, Inc.	2,218	39,414
Estee Lauder Cos., Inc.(The) - Class A	1,149	66,561

Total Personal Products		105,975

Pharmaceuticals 4.9%
Abbott Laboratories	8,017	434,121
Allergan, Inc.	1,569	137,931
Bristol-Myers Squibb Co.	8,718	281,068
Eli Lilly & Co.	5,243	208,357
Forest Laboratories, Inc.*	1,376	43,729
Hospira, Inc.*	848	29,222
Johnson & Johnson, Inc.	14,053	926,233
Merck & Co., Inc.	15,683	600,032
Mylan, Inc.*	2,194	45,526
Perrigo Co.	479	45,792
Pfizer, Inc.	39,555	846,477
Watson Pharmaceuticals, Inc.*	653	38,285

Total Pharmaceuticals		3,636,773

Professional Services 0.1%
Dun & Bradstreet Corp.(The)	251	20,785
Equifax, Inc.	623	24,278
Robert Half International, Inc.	736	20,380

Total Professional Services		65,443

Real Estate Investment Trusts (REITs) 1.7%
American Tower Corp.	2,022	128,417
Apartment Investment & Management Co. - Class A	622	15,276
AvalonBay Communities, Inc.	489	66,509
Boston Properties, Inc.	759	78,974
Equity Residential	1,525	90,814
HCP, Inc.	2,099	88,221
Health Care REIT, Inc.	976	55,837
Host Hotels & Resorts, Inc.	3,634	59,670
Kimco Realty Corp.	2,094	38,215
Plum Creek Timber Co., Inc.	829	32,149
ProLogis, Inc.	2,356	74,709
Public Storage	730	101,368
Simon Property Group, Inc.	1,513	205,556
Ventas, Inc.	1,483	86,474
Vornado Realty Trust	950	76,836
Weyerhaeuser Co.	2,760	55,255

Total Real Estate Investment Trusts (REITs)		1,254,280

Real Estate Management & Development 0.0%(a)
CBRE Group, Inc.*	1,668	32,192

Total Real Estate Management & Development		32,192

Road & Rail 0.7%
CSX Corp.	5,402	121,815
Norfolk Southern Corp.	1,728	124,762
Ryder System, Inc.	262	14,745
Union Pacific Corp.	2,486	284,175

Total Road & Rail		545,497

Semiconductors & Semiconductor Equipment 2.1%
Advanced Micro Devices, Inc.*	3,013	20,217
Altera Corp.	1,652	65,733

	Shares	Market Value
Analog Devices, Inc.	1,533	$59,986
Applied Materials, Inc.	6,719	82,509
Broadcom Corp. - Class A*	2,498	85,781
First Solar, Inc.*	301	12,726
Intel Corp.	26,202	692,257
KLA-Tencor Corp.	856	43,767
Linear Technology Corp.	1,171	39,018
LSI Corp.*	2,900	21,953
Microchip Technology, Inc.	984	36,320
Micron Technology, Inc.*	5,083	38,580
Novellus Systems, Inc.*	342	16,125
NVIDIA Corp.*	3,142	46,407
Teradyne, Inc.*	947	15,484
Texas Instruments, Inc.	5,881	190,427
Xilinx, Inc.	1,350	48,398

Total Semiconductors & Semiconductor Equipment		1,515,688

Software 3.1%
Adobe Systems, Inc.*	2,527	78,211
Autodesk, Inc.*	1,168	42,048
BMC Software, Inc.*	876	31,746
CA, Inc.	1,903	49,059
Citrix Systems, Inc.*	961	62,667
Electronic Arts, Inc.*	1,705	31,662
Intuit, Inc.	1,529	86,297
Microsoft Corp.	38,524	1,137,614
Oracle Corp.	20,246	570,937
Red Hat, Inc.*	993	46,045
Salesforce.com, Inc.*	700	81,760
Symantec Corp.*	3,792	65,184

Total Software		2,283,230

Specialty Retail 1.6%
Abercrombie & Fitch Co. - Class A	441	20,260
AutoNation, Inc.*	245	8,761
AutoZone, Inc.*	144	50,095
Bed Bath & Beyond, Inc.*	1,236	75,025
Best Buy Co., Inc.	1,511	36,188
CarMax, Inc.*	1,166	35,481
GameStop Corp. - Class A*	713	16,656
Gap, Inc.(The)	1,786	33,898
Home Depot, Inc.	7,933	352,146
Limited Brands, Inc.	1,266	52,995
Lowe’s Cos., Inc.	6,444	172,892
O’Reilly Automotive, Inc.*	660	53,797
Ross Stores, Inc.	1,190	60,476
Staples, Inc.	3,599	52,653
Tiffany & Co.	652	41,598
TJX Cos., Inc.	1,939	132,123
Urban Outfitters, Inc.*	572	15,158

Total Specialty Retail		1,210,202

Textiles, Apparel & Luxury Goods 0.6%
Coach, Inc.	1,502	105,215
NIKE, Inc. - Class B	1,908	198,413
Ralph Lauren Corp.	330	50,160
V.F. Corp.	448	58,908

Total Textiles, Apparel & Luxury Goods		412,696

Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc.	2,713	18,259
People’s United Financial, Inc.	1,856	22,884

Total Thrifts & Mortgage Finance		41,143

Tobacco 1.5%
Altria Group, Inc.	10,581	300,500
Lorillard, Inc.	694	74,529

5

GUGGENHEIM 2X S&P 500 ETF SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	January 31, 2012

	Shares	Market Value
Philip Morris International, Inc.	8,937	$668,220
Reynolds American, Inc.	1,739	68,221

Total Tobacco		1,111,470

Trading Companies & Distributors 0.2%
Fastenal Co.	1,520	70,953
W.W. Grainger, Inc.	312	59,511

Total Trading Companies & Distributors		130,464

Wireless Telecommunication Services 0.1%
MetroPCS Communications, Inc.*	1,511	13,357
Sprint Nextel Corp.*	15,416	32,682

Total Wireless Telecommunication Services		46,039

Total Common Stocks (Cost $47,327,663)		61,119,700

	Face Amount
REPURCHASE AGREEMENTS 4.7%
State Street Bank & Trust Co., 0.050%, dated 01/31/12, to be repurchased at $3,454,005 on 02/01/12 collateralized by $3,315,000 FHLMC at 4.500% due 07/15/13 with a value of $3,526,331(b)	$3,454,000	3,454,000

Total Repurchase Agreements (Cost $3,454,000)		3,454,000

Total Investments 87.7%(c) (Cost $50,781,663)		64,573,700

Other Assets in Excess of Liabilities– 12.3%		9,041,848

Net Assets – 100.0%		$73,615,548

	Contracts	Unrealized Gain(Loss)
FUTURES CONTRACTS PURCHASED
March 2012 S&P 500 Index Futures Contracts (Aggregate Market Value of Contracts $25,836,950)(c)	395	$985,999

	Units
EQUITY INDEX SWAP AGREEMENTS PURCHASED
Credit Suisse First Boston February 2012 S&P 500 Index Swap, Terminating 02/28/2012 (Notional Market Value $32,336,397)**(b)	24,639	$(14,831)
Goldman Sachs International February 2012 S&P 500 Index Swap, Terminating 02/28/212 (Notional Market Value $27,894,933)**(b)	21,255	(127,949)

(Total Notional Market Value $60,231,330)		$(142,780)

*	Non-Income Producing Security.
**	Price return based on S&P 500 Index + / - financing at a variable rate.
(a)	Amount represents less than 0.05% of net assets.
(b)	Values determined based on Level 2 inputs.(Note G)
(c)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

FHLMC - Federal Home Loan Mortgage Corporation

6

GUGGENHEIM INVERSE 2X S&P 500 ETF SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2012

	Face Amount	Market Value
REPURCHASE AGREEMENTS 68.6%
State Street Bank & Trust Co., 0.050%, dated 01/31/12, to be repurchased at $28,408,039 on 02/01/12 collateralized by $28,905,00 FHLB at 0.350% due 07/09/13 with a value of 28,977,263(a)	$28,408,000	$28,408,000

Total Repurchase Agreements (Cost $28,408,000)		28,408,000

Total Investments 68.6%(b) (Cost $28,408,000)		28,408,000

Other Assets in Excess of Liabilities – 31.4%		13,010,381

Net Assets – 100.0%		$41,418,381

	Contracts	Unrealized Gain(Loss)
FUTURES CONTRACTS SOLD SHORT
March 2012 S&P 500 Index E-Mini Futures Contracts (Aggregate Market Value of Contracts $17,333,650)(b)	265	$(662,182)

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT
Credit Suisse First Boston February 2012 S&P 500 Index Swap, Terminating 02/28/2012 (Notional Market Value $56,348,284)*(a)	42,935	$25,677
Goldman Sachs International February 2012 S&P 500 Index Swap, Terminating 02/28/2012 (Notional Market Value $9,201,569)*(a)	7,011	42,212

(Total Notional Market Value $65,549,853)		$67,889

*	Price return based on S&P 500 Index + / - financing at a variable rate.
(a)	Values determined based on Level 2 inputs.(Note G)
(b)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

FHLB - Federal Home Loan Bank

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2012

For information on other significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosures at the date of the financial statements and accompanying notes and the reported amounts of increases and decreases in net assets from operations during the reporting period. Management believes that the estimates utilized in preparing the Funds’ financial statements are reasonable and prudent; however, actual results could differ from these estimates.

A. Securities listed on a domestic securities exchange are valued based on the last sale price as of the close of regular trading hours on the New York Stock Exchange (“NYSE”) or, in the absence of recorded sales, are valued at the most recent bid price. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System (“NASDAQ”) are valued at the NASDAQ Official Closing Price.

Investments for which market quotations are not readily are fair valued as determined in good faith by Security Global Investors LLC, an affiliated entity, which acts as the Funds’ investment advisor (the “Advisor), under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) obtaining general information as to how these securities and assets trade, (ii) in connection with futures contracts and options thereupon, and other derivative instruments, obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contacts and other derivative investments trade in the cash market, and (iii) gathering other information and considerations, including current values in related markets.

The value of futures contracts purchased and sold by the Funds are accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the Exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of domestic equity index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Debt securities with a maturity greater than 60 days are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, a security is valued at the reported bid price at the close of business. Short-term debt securities with a maturity of 60 days or less are valued at amortized cost which approximates market value.

B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from portfolio transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, net of foreign tax withholdings. Interest income is recorded on the accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) are recorded as

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2012

dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

C. Distributions of net investment income and net realized capital gains in the Funds, if any, are declared at least annually and are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for items such as derivatives, losses deferred due to wash sales and post-October losses, and excise tax regulations. Net investment income and loss, net realized gains and losses, and net assets are not affected by these differences.

D. The Guggenheim 2x S&P 500 ETF and Guggenheim Inverse 2x S&P 500 ETF utilized stock index futures contracts to gain exposure to the Underlying Index. Futures contracts are contracts for delayed delivery of securities at a specified futures delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default, there is minimal counterparty credit risk to the Funds.

E. The Guggenheim 2x S&P 500 ETF and Guggenheim Inverse 2x S&P 500 ETF utilized domestic equity index swap agreements to gain exposure to the Underlying Index, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity index, in return for periodic payment based on a fixed or variable interest rate. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities. The swap agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses. There are several risks associated with the use of swap agreements that are different from those associated with ordinary portfolio securities transactions, due to the fact they could be considered illiquid. Since swaps are not exchange-traded, there is an element of counterparty credit risk to the Funds. The risk is managed through the terms of the swap contracts which include trigger points to terminate the current contract based on pre-determined thresholds and limit the amount of potential loss. Although the Funds will not enter into any swap agreement unless Security Global Investors believes that the other party to the transaction is creditworthy, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty.

F. The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2012

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of portfolio securities and other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

G. In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or, in the absence of a principal market, the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds investments. The inputs are summarized in three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities. The types of assets and liabilities carried at Level 1 fair value generally are government and agency securities, equities listed in active markets and stock index futures.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). The types of assets and liabilities carried at Level 2 fair value generally are domestic equity index swaps and short term securities with maturities of 60 days or less, including repurchase agreements.

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

Transfers between investment Levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds’ net assets as of January 31, 2012:

Fund	Level 1 Investments in Securities	Level 1 Other Financial Instruments	Level 2 Investments in Securities	Level 2 Other Financial Instruments	Level 3 Investments in Securities	Total
Assets
Guggenheim S&P 500 Equal Weight ETF	$2,931,956,399	$—	$—	$—	$—	$2,931,956,399
Guggenheim S&P MidCap 400 Equal Weight ETF	3,001,844	—	—	—	—	3,001,844
Guggenheim S&P SmallCap 600 Equal Weight ETF	6,157,749	—	—	—	—	6,157,749
Guggenheim Russell MidCap Equal Weight ETF	52,276,372	—	—	—	—	52,276,372
Guggenheim Russell 1000® Equal Weight ETF	35,778,943	—	—	—	—	35,778,943
Guggenheim Russell 2000® Equal Weight ETF	18,919,829	1,184	66	—	—	18,921,079
Guggenheim MSCI EAFE Equal Weight ETF	10,914,431	—	—	—	—	10,914,431
Guggenheim MSCI Emerging Markets Equal Weight ETF	13,711,748	—	—	—	—	13,711,748
Guggenheim MSCI ACWI Equal Weight ETF	3,603,961	—	—	—	—	3,603,961
Guggenheim S&P 500 Equal Weight Consumer Discretionary ETF	50,125,985	—	—	—	—	50,125,985
Guggenheim S&P 500 Equal Weight Consumer Staples ETF	31,326,951	—	—	—	—	31,326,951
Guggenheim S&P 500 Equal Weight Energy ETF	35,120,664	—	—	—	—	35,120,664
Guggenheim S&P 500 Equal Weight Financials ETF	15,419,153	—	—	—	—	15,419,153
Guggenheim S&P 500 Equal Weight Health Care ETF	99,035,601	—	—	—	—	99,035,601
Guggenheim S&P 500 Equal Weight Industrials ETF	30,560,505	—	—	—	—	30,560,505
Guggenheim S&P 500 Equal Weight Materials ETF	37,193,673	—	—	—	—	37,193,673
Guggenheim S&P 500 Equal Weight Technology ETF	103,438,833	—	—	—	—	103,438,833
Guggenheim S&P 500 Equal Weight Utilities ETF	48,159,536	—	—	—	—	48,159,536
Guggenheim Russell Top 50® ETF	474,741,555	—	—	—	—	474,741,555
Guggenheim S&P 500 Pure Value ETF	84,792,104	—	—	—	—	84,792,104
Guggenheim S&P 500 Pure Growth ETF	292,739,019	—	—	—	—	292,739,019
Guggenheim S&P MidCap 400 Pure Value ETF	42,791,637	—	—	—	—	42,791,637
Guggenheim S&P MidCap 400 Pure Growth ETF	566,645,292	—	—	—	—	566,645,292
Guggenheim S&P SmallCap 600 Pure Value ETF	69,316,831	—	—	—	—	69,316,831
Guggenheim S&P SmallCap 600 Pure Growth ETF	72,449,820	—	—	—	—	72,449,820
Guggenheim 2x S&P 500 ETF	61,119,700	985,999	3,454,000	—	—	65,559,699
Guggenheim Inverse 2x S&P 500 ETF	—	—	28,408,000	67,889	—	28,475,889

Liabilities
Guggenheim S&P 500 Equal Weight ETF	—	—	—	—	—	—
Guggenheim S&P MidCap 400 Equal Weight ETF	—	—	—	—	—	—
Guggenheim S&P SmallCap 600 Equal Weight ETF	—	—	—	—	—	—
Guggenheim Russell MidCap Equal Weight ETF	—	—	—	—	—	—
Guggenheim Russell 1000® Equal Weight ETF	—	—	—	—	—	—
Guggenheim Russell 2000® Equal Weight ETF	—	—	—	—	—	—
Guggenheim MSCI EAFE Equal Weight ETF	—	—	—	—	—	—
Guggenheim MSCI Emerging Markets Equal Weight ETF	—	—	—	—	—	—
Guggenheim MSCI ACWI Equal Weight ETF	—	—	—	—	—	—
Guggenheim S&P 500 Equal Weight Consumer Discretionary ETF	—	—	—	—	—	—
Guggenheim S&P 500 Equal Weight Consumer Staples ETF	—	—	—	—	—	—
Guggenheim S&P 500 Equal Weight Energy ETF	—	—	—	—	—	—
Guggenheim S&P 500 Equal Weight Financials ETF	—	—	—	—	—	—
Guggenheim S&P 500 Equal Weight Health Care ETF	—	—	—	—	—	—
Guggenheim S&P 500 Equal Weight Industrials ETF	—	—	—	—	—	—
Guggenheim S&P 500 Equal Weight Materials ETF	—	—	—	—	—	—
Guggenheim S&P 500 Equal Weight Technology ETF	—	—	—	—	—	—
Guggenheim S&P 500 Equal Weight Utilities ETF	—	—	—	—	—	—
Guggenheim Russell Top 50® ETF	—	—	—	—	—	—
Guggenheim S&P 500 Pure Value ETF	—	—	—	—	—	—
Guggenheim S&P 500 Pure Growth ETF	—	—	—	—	—	—
Guggenheim S&P MidCap 400 Pure Value ETF	—	—	—	—	—	—
Guggenheim S&P MidCap 400 Pure Growth ETF	—	—	—	—	—	—
Guggenheim S&P SmallCap 600 Pure Value ETF	—	—	—	—	—	—
Guggenheim S&P SmallCap 600 Pure Growth ETF	—	—	—	—	—	—
Guggenheim 2x S&P 500 ETF	—	—	—	142,780	—	142,780
Guggenheim Inverse 2x S&P 500 ETF	—	662,182	—	—	—	662,182

For the period ended January 31, 2012, there were no Level 3 Investments.

For the period ended January 31, 2012, there were no significant transfers between any Levels.

Guggenheim Transaction

On September 20, 2011, Guggenheim Capital, LLC agreed to purchase the indirect holding company of Security Investors, LLC, the Fund’s investment manager (the “Investment Manager”) (the “Transaction”). Guggenheim Capital, LLC’s subsidiary, Guggenheim Partners, LLC (“Guggenheim”), is a global, independent, privately-held, diversified financial services firm with more than 1,500 dedicated professionals. The Transaction closed on February 29, 2012.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	January 31, 2012

The Transaction should not result in material changes to the day-to-day management and operation of the Fund or any increase in fees.

In anticipation of the Transaction, the Board of Directors of the Fund (the “Board”) called a special meeting of shareholders (the “Meeting”), at which shareholders of the Fund of record as of October 3, 2011 were asked to consider the approval of a new investment management agreement between the Fund and the Investment Manager (the “New Agreement”). This approval was necessary because, under the Investment Company Act of 1940 (the “1940 Act”), the Transaction could result in the termination of the Fund’s current investment management agreement with the Investment Manager (the “Current Agreement”). The Fund’s shareholders approved the New Agreement, the terms of which are substantially identical to the corresponding Current Agreement, except with respect to the date of execution.

Subsequent Events

Management has evaluated events or transactions that may have occurred since January 31, 2012, that would merit recognition or disclosure in the financial statements. This evaluation was completed through the issuance date of the financial statements and there were no transactions or events to be reported.

Item 2.	Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex ETF Trust

By:	/s/ Richard Goldman
Richard Goldman
President

Date: March 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard Goldman
Richard Goldman
President

Date: March 28, 2012

By:	/s/ Nikolaos Bonos
Nikolaos Bonos
Treasurer

Date: March 28, 2012